UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number    811-10385

                    Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                       Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

                                 Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:        949-219-6767

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

June 30, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	282,278	$3,017,557
Pacific Funds High Income ‘P’	2,137,399	20,604,527
PF Floating Rate Loan Fund ‘P’	1,447,395	13,619,986
PF Inflation Managed Fund ‘P’ *	641,407	5,663,622
PF Managed Bond Fund ‘P’	15,321,886	166,702,117
PF Short Duration Bond Fund ‘P’	1,943,647	19,319,853
PF Emerging Markets Debt Fund ‘P’	1,904,674	18,494,385
Pacific Funds Small-Cap Growth ‘P’ *	92,795	892,684
PF Comstock Fund ‘P’	512,785	7,137,973
PF Growth Fund ‘P’	154,422	2,952,554
PF Large-Cap Growth Fund ‘P’	313,441	2,921,275
PF Large-Cap Value Fund ‘P’	1,127,053	16,928,343
PF Main Street Core Fund ‘P’	771,959	9,734,408
PF Mid-Cap Equity Fund ‘P’	167,686	1,864,670
PF Mid-Cap Growth Fund ‘P’	100,936	735,822
PF Mid-Cap Value Fund ‘P’	775,194	7,798,448
PF Small-Cap Value Fund ‘P’	444,689	4,518,044
PF Emerging Markets Fund ‘P’	608,244	7,390,164
PF International Large-Cap Fund ‘P’	570,610	9,426,473
PF International Small-Cap Fund ‘P’	363,333	3,651,493
PF International Value Fund ‘P’	766,622	6,217,301
PF Real Estate Fund ‘P’	118,762	1,975,017
PF Absolute Return Fund ‘P’	1,462,906	13,444,105
PF Currency Strategies Fund ‘P’	1,105,989	11,469,102
PF Equity Long/Short Fund ‘P’	1,101,444	11,091,543
PF Global Absolute Return Fund ‘P’	817,711	7,531,114

Total Affiliated Mutual Funds (Cost $355,779,323)		375,102,580

TOTAL INVESTMENTS - 100.1% (Cost $355,779,323)		375,102,580

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(509,406)

NET ASSETS - 100.0%		$374,593,174

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	226,402	$2,420,237
Pacific Funds High Income ‘P’	2,134,925	20,580,673
PF Floating Rate Loan Fund ‘P’	1,893,062	17,813,714
PF Inflation Managed Fund ‘P’ *	460,055	4,062,281
PF Managed Bond Fund ‘P’	16,374,246	178,151,802
PF Short Duration Bond Fund ‘P’	1,364,462	13,562,751
PF Emerging Markets Debt Fund ‘P’	1,908,774	18,534,201
Pacific Funds Small-Cap Growth ‘P’ *	158,660	1,526,311
PF Comstock Fund ‘P’	1,198,127	16,677,928
PF Growth Fund ‘P’	357,103	6,827,804
PF Large-Cap Growth Fund ‘P’	724,965	6,756,671
PF Large-Cap Value Fund ‘P’	2,576,776	38,703,170
PF Main Street Core Fund ‘P’	2,069,737	26,099,390
PF Mid-Cap Equity Fund ‘P’	480,905	5,347,664
PF Mid-Cap Growth Fund ‘P’	180,805	1,318,069
PF Mid-Cap Value Fund ‘P’	1,364,856	13,730,455
PF Small-Cap Growth Fund ‘P’	104,631	1,042,126
PF Small-Cap Value Fund ‘P’	1,166,848	11,855,178
PF Emerging Markets Fund ‘P’	1,911,727	23,227,478
PF International Large-Cap Fund ‘P’	1,664,919	27,504,456
PF International Small-Cap Fund ‘P’	750,375	7,541,265
PF International Value Fund ‘P’	2,233,599	18,114,491
PF Real Estate Fund ‘P’	424,479	7,059,083
PF Absolute Return Fund ‘P’	1,027,984	9,447,174
PF Currency Strategies Fund ‘P’	2,101,045	21,787,836
PF Equity Long/Short Fund ‘P’	2,093,298	21,079,511
PF Global Absolute Return Fund ‘P’	1,172,970	10,803,051

Total Affiliated Mutual Funds (Cost $495,601,013)		531,574,770

TOTAL INVESTMENTS - 100.2% (Cost $495,601,013)		531,574,770

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(884,671)

NET ASSETS - 100.0%		$530,690,099

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$375,102,580	$375,102,580	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$531,574,770	$531,574,770	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

June 30, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	356,012	$3,805,769
Pacific Funds High Income ‘P’	3,698,601	35,654,510
PF Floating Rate Loan Fund ‘P’	4,003,254	37,670,618
PF Inflation Managed Fund ‘P’ *	869,636	7,678,882
PF Managed Bond Fund ‘P’	27,041,393	294,210,358
PF Short Duration Bond Fund ‘P’	2,057,030	20,446,881
PF Emerging Markets Debt Fund ‘P’	2,958,594	28,727,950
Pacific Funds Small-Cap Growth ‘P’ *	525,324	5,053,613
PF Comstock Fund ‘P’	4,511,745	62,803,484
PF Growth Fund ‘P’	2,137,553	40,870,011
PF Large-Cap Growth Fund ‘P’	4,261,119	39,713,625
PF Large-Cap Value Fund ‘P’	9,714,963	145,918,742
PF Main Street Core Fund ‘P’	9,525,753	120,119,743
PF Mid-Cap Equity Fund ‘P’	2,706,635	30,097,780
PF Mid-Cap Growth Fund ‘P’	925,947	6,750,156
PF Mid-Cap Value Fund ‘P’	5,933,546	59,691,474
PF Small-Cap Growth Fund ‘P’	371,833	3,703,458
PF Small-Cap Value Fund ‘P’	5,337,599	54,230,003
PF Emerging Markets Fund ‘P’	7,838,931	95,243,016
PF International Large-Cap Fund ‘P’	6,665,240	110,109,757
PF International Small-Cap Fund ‘P’	2,840,147	28,543,475
PF International Value Fund ‘P’	8,888,018	72,081,825
PF Real Estate Fund ‘P’	1,451,350	24,135,949
PF Absolute Return Fund ‘P’	2,081,007	19,124,458
PF Currency Strategies Fund ‘P’	5,955,423	61,757,738
PF Equity Long/Short Fund ‘P’	5,933,439	59,749,733
PF Global Absolute Return Fund ‘P’	3,296,762	30,363,183

Total Affiliated Mutual Funds (Cost $1,361,716,352)		1,498,256,191

TOTAL INVESTMENTS - 100.2% (Cost $1,361,716,352)		1,498,256,191

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,527,960)

NET ASSETS - 100.0%		$1,495,728,231

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds High Income ‘P’	2,230,295	$21,500,045
PF Inflation Managed Fund ‘P’ *	2,966	26,193
PF Managed Bond Fund ‘P’	8,084,859	87,963,261
PF Short Duration Bond Fund ‘P’	487,178	4,842,546
PF Emerging Markets Debt Fund ‘P’	1,533,977	14,894,914
Pacific Funds Small-Cap Growth ‘P’ *	373,090	3,589,124
PF Comstock Fund ‘P’	4,448,075	61,917,206
PF Growth Fund ‘P’	2,043,200	39,065,982
PF Large-Cap Growth Fund ‘P’	4,149,360	38,672,032
PF Large-Cap Value Fund ‘P’	9,659,055	145,079,012
PF Main Street Core Fund ‘P’	7,666,865	96,679,170
PF Mid-Cap Equity Fund ‘P’	2,897,869	32,224,301
PF Mid-Cap Growth Fund ‘P’	876,222	6,387,656
PF Mid-Cap Value Fund ‘P’	5,371,471	54,037,000
PF Small-Cap Growth Fund ‘P’	269,485	2,684,071
PF Small-Cap Value Fund ‘P’	4,228,156	42,958,065
PF Emerging Markets Fund ‘P’	5,763,264	70,023,656
PF International Large-Cap Fund ‘P’	6,582,888	108,749,306
PF International Small-Cap Fund ‘P’	2,274,946	22,863,210
PF International Value Fund ‘P’	8,750,359	70,965,413
PF Real Estate Fund ‘P’	1,925,040	32,013,419
PF Absolute Return Fund ‘P’	591,792	5,438,573
PF Currency Strategies Fund ‘P’	4,230,222	43,867,401
PF Equity Long/Short Fund ‘P’	4,217,948	42,474,735
PF Global Absolute Return Fund ‘P’	1,172,228	10,796,217

Total Affiliated Mutual Funds (Cost $944,547,600)		1,059,712,508

TOTAL INVESTMENTS - 100.2% (Cost $944,547,600)		1,059,712,508

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,619,717)

NET ASSETS - 100.0%		$1,058,092,791

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,498,256,191	$1,498,256,191	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,059,712,508	$1,059,712,508	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

June 30, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

Pacific Funds Small-Cap Growth ‘P’ *	189,338	$1,821,430
PF Comstock Fund ‘P’	1,569,906	21,853,090
PF Growth Fund ‘P’	1,027,869	19,652,861
PF Large-Cap Growth Fund ‘P’	2,086,894	19,449,853
PF Large-Cap Value Fund ‘P’	3,197,495	48,026,376
PF Main Street Core Fund ‘P’	2,517,050	31,739,997
PF Mid-Cap Equity Fund ‘P’	1,064,988	11,842,670
PF Mid-Cap Growth Fund ‘P’	322,482	2,350,892
PF Mid-Cap Value Fund ‘P’	1,718,343	17,286,532
PF Small-Cap Growth Fund ‘P’	125,485	1,249,833
PF Small-Cap Value Fund ‘P’	1,364,828	13,866,655
PF Emerging Markets Fund ‘P’	2,132,522	25,910,136
PF International Large-Cap Fund ‘P’	2,113,629	34,917,152
PF International Small-Cap Fund ‘P’	673,616	6,769,843
PF International Value Fund ‘P’	2,921,569	23,693,923
PF Real Estate Fund ‘P’	427,561	7,110,337
PF Currency Strategies Fund ‘P’	1,016,373	10,539,789
PF Equity Long/Short Fund ‘P’	1,011,163	10,182,416
PF Global Absolute Return Fund ‘P’	344,987	3,177,332

Total Affiliated Mutual Funds (Cost $268,332,194)		311,441,117

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	24	24

Total Short-Term Investment (Cost $24)		24

TOTAL INVESTMENTS - 99.9% (Cost $268,332,218)		311,441,141

OTHER ASSETS & LIABILITIES, NET - 0.1%		268,604

NET ASSETS - 100.0%		$311,709,745

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.5%

Pacific Funds Floating Rate Income ‘P’	49,682	$489,367
PF Inflation Managed Fund ‘P’ *	20,956	185,044
PF Emerging Markets Debt Fund ‘P’	51,733	502,329
PF Emerging Markets Fund ‘P’	35,254	428,339
PF International Small-Cap Fund ‘P’	28,649	287,921
PF Real Estate Fund ‘P’	11,863	197,278
PF Absolute Return Fund ‘P’	74,346	683,236
PF Currency Strategies Fund ‘P’	126,943	1,316,400
PF Equity Long/Short Fund ‘P’	66,255	667,186
PF Global Absolute Return Fund ‘P’	153,378	1,412,613

Total Affiliated Mutual Funds (Cost $6,122,339)		6,169,713

TOTAL INVESTMENTS - 99.5% (Cost $6,122,339)		6,169,713

OTHER ASSETS & LIABILITIES, NET - 0.5%		27,917

NET ASSETS - 100.0%		$6,197,630

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$311,441,117	$311,441,117	$—	$—
	Short-Term Investment	24	24	—	—

	Total	$311,441,141	$311,441,141	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$6,169,713	$6,169,713	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 81.9%

Consumer Discretionary - 7.3%

Charter Communications Operating LLC 3.579% due 07/23/20 ~	$2,700,000	$2,825,555
DISH DBS Corp
4.250% due 04/01/18	250,000	255,625
7.875% due 09/01/19	1,000,000	1,105,000
General Motors Co 3.500% due 10/02/18	1,000,000	1,030,129
GLP Capital LP 4.375% due 11/01/18	750,000	773,438
Lennar Corp
4.125% due 12/01/18	750,000	761,250
4.500% due 06/15/19	1,500,000	1,564,350
McDonald’s Corp 2.100% due 12/07/18	2,000,000	2,047,952
NBCUniversal Enterprise Inc 1.313% due 04/15/18 § ~	1,500,000	1,506,792
NCL Corp Ltd 4.625% due 11/15/20 ~	500,000	501,560
Newell Brands Inc 2.600% due 03/29/19	3,650,000	3,748,028
PulteGroup Inc 4.250% due 03/01/21	400,000	414,400
Toll Brothers Finance Corp 4.000% due 12/31/18	1,850,000	1,922,150
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	1,010,815

		19,467,044

Consumer Staples - 8.7%

Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	4,000,000	4,070,372
Constellation Brands Inc 3.875% due 11/15/19	1,500,000	1,584,375
CVS Health Corp
1.900% due 07/20/18	2,000,000	2,030,954
2.800% due 07/20/20	2,150,000	2,239,982
Imperial Brands Finance PLC (United Kingdom)
2.050% due 02/11/18 ~	1,000,000	1,009,326
2.050% due 07/20/18 ~	1,000,000	1,011,715
Kraft Heinz Foods Co 2.000% due 07/02/18 ~	2,500,000	2,535,385
Reynolds American Inc 2.300% due 06/12/18	2,250,000	2,287,490
The Kroger Co 2.000% due 01/15/19	1,650,000	1,677,885
Walgreens Boots Alliance Inc 1.750% due 05/30/18	2,900,000	2,923,710
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	1,750,000	1,785,691

		23,156,885

Energy - 5.8%

BP Capital Markets PLC (United Kingdom) 1.676% due 05/03/19	1,500,000	1,512,603
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,000,000	1,003,689
Energy Transfer Partners LP 2.500% due 06/15/18	1,500,000	1,493,778
Enterprise Products Operating LLC 2.550% due 10/15/19	1,750,000	1,799,670
Exxon Mobil Corp 1.708% due 03/01/19	2,250,000	2,287,445
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	1,000,000	1,000,186
Kinder Morgan Inc 3.050% due 12/01/19	850,000	859,552

	Principal Amount	Value
Petrobras Global Finance BV (Brazil) 8.375% due 05/23/21	$500,000	$517,250
Schlumberger Holdings Corp 1.900% due 12/21/17 ~	1,000,000	1,006,698
Shell International Finance BV (Netherlands) 1.375% due 05/10/19	2,500,000	2,508,428
TransCanada Pipe Lines Ltd (Canada) 1.875% due 01/12/18	1,500,000	1,507,532

		15,496,831

Financials - 29.9%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	1,350,000	1,363,500
3.950% due 02/01/22	600,000	601,500
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,503,750
American Express Credit Corp 1.875% due 11/05/18	2,000,000	2,021,944
American Tower Corp REIT 3.400% due 02/15/19	2,000,000	2,083,962
Ares Capital Corp 4.875% due 11/30/18	2,500,000	2,617,225
Bank of America Corp 2.000% due 01/11/18	2,000,000	2,014,492
Bank of America NA
1.650% due 03/26/18	600,000	603,752
5.300% due 03/15/17	2,000,000	2,053,758
Capital One Bank USA NA 2.250% due 02/13/19	1,000,000	1,013,422
Capital One NA 2.350% due 08/17/18	1,650,000	1,674,293
Citigroup Inc
1.198% due 03/10/17 §	1,500,000	1,501,063
1.700% due 04/27/18	3,000,000	3,006,144
Citizens Bank NA 2.550% due 05/13/21	1,000,000	1,010,893
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.450% due 04/16/21 ~	1,500,000	1,514,838
Export-Import Bank of Korea (South Korea) 1.423% due 01/14/17 §	500,000	500,729
Ford Motor Credit Co LLC
1.486% due 03/12/19 §	2,000,000	1,992,406
2.145% due 01/09/18	1,500,000	1,513,697
General Motors Financial Co Inc
2.400% due 05/09/19	1,650,000	1,653,107
4.375% due 09/25/21	1,000,000	1,056,599
4.750% due 08/15/17	1,000,000	1,032,126
Hyundai Capital America
2.000% due 07/01/19 ~	1,500,000	1,510,353
2.400% due 10/30/18 ~	1,000,000	1,014,309
Hyundai Capital Services Inc (South Korea) 1.447% due 03/18/17 § ~	1,000,000	999,657
JPMorgan Chase & Co
1.625% due 05/15/18	2,000,000	2,010,164
1.843% due 10/29/20 §	3,000,000	3,033,006
Mitsubishi UFJ Financial Group Inc (Japan) 2.553% due 03/01/21 §	3,000,000	3,090,579
Morgan Stanley
2.125% due 04/25/18	3,000,000	3,032,736
2.450% due 02/01/19	2,000,000	2,038,816
MUFG Union Bank NA 1.500% due 09/26/16	1,000,000	1,001,139
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,000,000	954,498
PNC Bank NA 1.800% due 11/05/18	2,000,000	2,024,918
S&P Global Inc 2.500% due 08/15/18	3,000,000	3,063,390

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Senior Housing Properties Trust REIT 3.250% due 05/01/19	$500,000	$502,386
State Street Corp 1.526% due 08/18/20 §	1,000,000	1,004,250
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,040,934
The Bank of New York Mellon Corp 2.500% due 04/15/21	2,000,000	2,074,036
The Goldman Sachs Group Inc
1.798% due 04/23/20 §	3,500,000	3,491,726
2.000% due 04/25/19	1,000,000	1,011,237
2.875% due 02/25/21	1,000,000	1,026,225
TIAA Asset Management Finance Co LLC 2.950% due 11/01/19 ~	1,450,000	1,486,637
Trinity Acquisition PLC 3.500% due 09/15/21	550,000	570,854
VEREIT Operating Partnership LP REIT 2.000% due 02/06/17	1,000,000	1,007,462
Voya Financial Inc 2.900% due 02/15/18	1,525,000	1,554,150
WEA Finance LLC (Australia) REIT 1.750% due 09/15/17 ~	2,500,000	2,507,738
Wells Fargo & Co
2.500% due 03/04/21	3,000,000	3,078,660
2.550% due 12/07/20	2,000,000	2,059,128

		79,522,188

Health Care - 9.8%

AbbVie Inc
1.800% due 05/14/18	2,200,000	2,216,526
2.300% due 05/14/21	2,000,000	2,026,808
Actavis Funding SCS 2.350% due 03/12/18	2,250,000	2,281,606
Aetna Inc 1.900% due 06/07/19	1,750,000	1,774,190
Becton Dickinson and Co 1.800% due 12/15/17	1,650,000	1,664,170
Biogen Inc 2.900% due 09/15/20	1,650,000	1,721,420
Celgene Corp 2.125% due 08/15/18	2,150,000	2,183,258
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,555,855
Mylan NV 2.500% due 06/07/19 ~	3,000,000	3,041,967
Perrigo Finance Unlimited Co 3.500% due 03/15/21	1,000,000	1,035,923
Stryker Corp 2.000% due 03/08/19	1,650,000	1,678,393
Thermo Fisher Scientific 2.150% due 12/14/18	750,000	758,969
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	850,000	822,052
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	2,150,000	2,168,954

		25,930,091

Industrials - 5.0%

Air Lease Corp
2.125% due 01/15/18	1,000,000	997,500
3.375% due 01/15/19	1,500,000	1,533,750
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,016,252	1,043,589
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	732,215	762,419
4.950% due 11/23/20	533,165	549,826
Fortive Corp 1.800% due 06/15/19 ~	1,000,000	1,007,134

	Principal Amount	Value
International Lease Finance Corp 3.875% due 04/15/18	$500,000	$510,410
Lockheed Martin Corp 2.500% due 11/23/20	2,650,000	2,736,546
Masco Corp 3.500% due 04/01/21	2,000,000	2,050,600
Owens Corning 9.000% due 06/15/19	83,000	96,205
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	950,947	951,894
4.750% due 10/11/23	679,820	686,626
United Continental Holdings Inc 6.375% due 06/01/18	250,000	261,875

		13,188,374

Information Technology - 5.1%

Diamond 1 Finance Corp
3.480% due 06/01/19 ~	2,500,000	2,562,788
5.875% due 06/15/21 ~	75,000	76,934
Fidelity National Information Services Inc 2.850% due 10/15/18	2,150,000	2,207,732
Harris Corp 1.999% due 04/27/18	1,000,000	1,005,536
Hewlett Packard Enterprise Co 2.583% due 10/05/18 § ~	3,000,000	3,042,348
Lam Research Corp 2.800% due 06/15/21	850,000	871,264
Oracle Corp 1.900% due 09/15/21	2,750,000	2,762,705
Total System Services Inc 3.800% due 04/01/21	1,000,000	1,060,148

		13,589,455

Materials - 2.0%

Airgas Inc (France) 3.050% due 08/01/20	1,650,000	1,718,496
Ardagh Packaging Finance PLC (Ireland) 3.653% due 12/15/19 § ~	1,000,000	1,006,250
Ecolab Inc 2.000% due 01/14/19	2,000,000	2,027,336
Glencore Funding LLC (Switzerland) 2.500% due 01/15/19 ~	500,000	483,125

		5,235,207

Telecommunication Services - 1.2%

America Movil SAB de CV (Mexico) 1.656% due 09/12/16 §	1,000,000	1,000,279
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	179,375
Verizon Communications Inc
2.406% due 09/14/18 §	1,000,000	1,025,280
2.550% due 06/17/19	1,000,000	1,036,774

		3,241,708

Utilities - 7.1%

AES Corp 3.673% due 06/01/19 §	164,000	164,000
Ameren Corp 2.700% due 11/15/20	1,400,000	1,443,448
Dominion Resources Inc 2.962% due 07/01/19 §	750,000	764,069
Duke Energy Corp 1.625% due 08/15/17	2,000,000	2,010,682
Emera US Finance LP (Canada) 2.150% due 06/15/19 ~	2,000,000	2,024,474
Exelon Corp 1.550% due 06/09/17	3,150,000	3,156,202
Georgia Power Co 1.950% due 12/01/18	850,000	864,898

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
NextEra Energy Capital Holdings Inc 2.056% due 09/01/17	$3,000,000	$3,021,969
The Dayton Power & Light Co 1.875% due 09/15/16	1,500,000	1,502,023
The Southern Co 1.850% due 07/01/19	1,800,000	1,824,095
WEC Energy Group Inc 1.650% due 06/15/18	1,900,000	1,917,702

		18,693,562

Total Corporate Bonds & Notes (Cost $214,646,673)		217,521,345

SENIOR LOAN NOTES - 11.3%

Consumer Discretionary - 3.1%

Dollar Tree Inc Term B-1 3.500% due 07/06/22 §	288,006	288,315
Hilton Worldwide 3.500% due 10/25/20 §	697,777	699,085
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,953,672	1,954,283
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	989,929	989,516
NPC International Inc 4.750% due 12/28/18 §	1,500,000	1,498,125
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	1,995,000	1,990,126
Seminole Tribe of Florida 3.000% due 04/29/20 §	772,500	773,466

		8,192,916

Consumer Staples - 2.4%

Albertson’s LLC Term B-4 4.500% due 08/25/21 §	604,531	604,720
Reynolds Group Holdings 4.500% due 12/01/18 §	2,430,541	2,433,856
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	1,875,000	1,880,469
US Foods Inc 4.000% due 06/27/23 §	1,500,000	1,497,344

		6,416,389

Financials - 0.9%

MGM Growth Properties Operating Partnership LP Term B 4.000% due 04/25/23 §	1,496,250	1,501,159
USI Inc 4.250% due 12/27/19 §	997,436	989,083

		2,490,242

Health Care - 0.8%

Alere Inc Term B 4.250% due 06/20/22 §	988,709	985,465
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	997,416	996,377

		1,981,842

Industrials - 2.5%

Beacon Roofing Supply Inc 4.000% due 10/01/22 §	1,492,481	1,495,047
CSC Holdings LLC 5.000% due 10/09/22 §	1,500,000	1,506,000
HD Supply Inc 3.750% due 08/13/21 §	992,500	992,500
Nexeo Solutions LLC 5.250% due 06/09/23 §	1,000,000	998,750

	Principal Amount	Value
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	$408,424	$408,833
UNIVAR USA Inc 4.250% due 06/24/22 §	1,327,490	1,313,883

		6,715,013

Information Technology - 0.8%

Activision Blizzard 3.250% due 10/13/20 §	127,500	127,978
Avago Technologies Cayman Ltd Term B-1 4.250% due 02/01/23 §	1,496,250	1,498,017
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	476,606	465,087

		2,091,082

Materials - 0.8%

Berry Plastics Corp Term H 3.750% due 10/01/22 §	1,461,435	1,453,214
BWay Intermediate Co Inc 5.519% due 08/14/20 §	715,359	713,123

		2,166,337

Total Senior Loan Notes (Cost $30,056,898)		30,053,821

MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

Hilton USA Trust 2.368% due 11/05/30 " § ~	226,679	226,558
Hyatt Hotel Portfolio Trust 2.546% due 11/15/29 " § ~	250,000	247,252

		473,810

Total Mortgage-Backed Securities (Cost $476,679)		473,810

ASSET-BACKED SECURITIES - 2.3%

Carlyle Global Market Strategies CLO Ltd (Cayman) 2.734% due 07/27/26 " § ~	500,000	497,334
Ford Credit Auto Owner Trust 2.140% due 10/15/22 "	2,000,000	2,020,765
Madison Park Funding VIII Ltd (Cayman) 2.835% due 04/22/22 " § ~	500,000	498,919
Race Point VI CLO Ltd (Cayman) 2.811% due 05/24/23 " § ~	500,000	498,485
Santander Drive Auto Receivables Trust
2.080% due 02/16/21 "	650,000	653,281
2.660% due 11/15/21 "	500,000	508,873
SMB Private Education Loan Trust 2016-A 2.700% due 05/15/31 "	1,000,000	1,014,961
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24 "	500,000	509,939

Total Asset-Backed Securities (Cost $6,148,760)		6,202,557

U.S. TREASURY OBLIGATIONS - 2.7%

U.S. Treasury Notes - 2.7%

0.625% due 08/31/17	2,000,000	2,002,226
0.625% due 09/30/17	2,000,000	2,002,382
0.875% due 11/30/16	175,000	175,383
1.000% due 03/15/18	1,500,000	1,510,635
1.000% due 09/15/18	1,500,000	1,512,452

Total U.S. Treasury Obligations (Cost $7,178,933)		7,203,078

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio	8,068,985	$8,068,985

Total Short-Term Investment (Cost $8,068,985)		8,068,985

TOTAL INVESTMENTS - 101.4% (Cost $266,576,928)		269,523,596

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(3,821,423)

NET ASSETS - 100.0%		$265,702,173

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$217,521,345	$—	$217,521,345	$—
	Senior Loan Notes	30,053,821	—	30,053,821	—
	Mortgage-Backed Securities	473,810	—	473,810	—
	Asset-Backed Securities	6,202,557	—	6,202,557	—
	U.S. Treasury Obligations	7,203,078	—	7,203,078	—
	Short-Term Investment	8,068,985	8,068,985	—	—

	Total	$269,523,596	$8,068,985	$261,454,611	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 61.2%

Consumer Discretionary - 7.5%

Altice US Finance I Corp 5.500% due 05/15/26 ~	$1,825,000	$1,829,563
CalAtlantic Group Inc 6.250% due 12/15/21	2,500,000	2,668,750
Cedar Fair LP 5.250% due 03/15/21	2,000,000	2,061,944
Charter Communications Operating LLC 4.908% due 07/23/25 ~	3,000,000	3,275,577
Dollar General Corp 4.150% due 11/01/25	3,500,000	3,854,659
General Motors Co 5.200% due 04/01/45	2,500,000	2,487,560
GLP Capital LP 4.375% due 04/15/21	2,450,000	2,529,625
Lennar Corp 4.500% due 06/15/19	3,000,000	3,128,700
McDonald’s Corp 4.875% due 12/09/45	1,500,000	1,756,212
MGM Resorts International 6.750% due 10/01/20	2,000,000	2,195,000
NCL Corp Ltd 4.625% due 11/15/20 ~	2,000,000	2,006,240
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	2,500,000	2,543,750
Newell Brands Inc 3.850% due 04/01/23	3,000,000	3,187,065
O’Reilly Automotive Inc 3.550% due 03/15/26	1,630,000	1,713,332
PulteGroup Inc 4.250% due 03/01/21	1,000,000	1,036,000
Signet UK Finance PLC 4.700% due 06/15/24	3,000,000	2,933,841
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,500,000	2,590,625
Toll Brothers Finance Corp
4.375% due 04/15/23	1,000,000	990,000
4.875% due 11/15/25	1,650,000	1,637,625
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	2,025,000	2,083,219

		46,509,287

Consumer Staples - 3.7%

Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	9,000,000	9,651,924
Imperial Brand Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	3,300,000	3,487,516
Kraft Heinz Foods Co 4.375% due 06/01/46 ~	1,500,000	1,594,128
Molson Coors Brewing Co 4.200% due 07/15/46 #	1,600,000	1,614,798
Reynolds American Inc 4.450% due 06/12/25	2,750,000	3,078,213
The Procter & Gamble Co 2.700% due 02/02/26	1,700,000	1,802,158
Walgreens Boots Alliance Inc 3.450% due 06/01/26	1,750,000	1,802,862

		23,031,599

Energy - 2.6%

Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,571,631
Energy Transfer Partners LP 4.050% due 03/15/25	2,000,000	1,975,854
Exxon Mobil Corp 4.114% due 03/01/46	2,000,000	2,256,964

	Principal Amount	Value
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	$2,000,000	$2,029,302
Kinder Morgan Inc 5.550% due 06/01/45	2,000,000	2,039,918
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	2,000,000	2,027,170
Petrobras Global Finance BV (Brazil) 8.375% due 05/23/21	1,750,000	1,810,375
The Williams Cos Inc 3.700% due 01/15/23	1,500,000	1,335,000
Western Gas Partners LP 4.650% due 07/01/26	1,350,000	1,347,246

		16,393,460

Financials - 21.9%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	2,150,000	2,171,500
3.950% due 02/01/22	1,750,000	1,754,375
Ally Financial Inc 4.125% due 02/13/22	3,000,000	2,985,000
American Tower Corp REIT
3.300% due 02/15/21	1,450,000	1,514,386
3.500% due 01/31/23	2,000,000	2,072,824
5.000% due 02/15/24	2,000,000	2,264,270
Aon PLC 3.875% due 12/15/25	2,000,000	2,114,600
Ares Capital Corp 4.875% due 11/30/18	4,000,000	4,187,560
Bank of America Corp
3.500% due 04/19/26	1,350,000	1,399,384
4.200% due 08/26/24	4,000,000	4,143,796
4.250% due 10/22/26	2,500,000	2,599,500
Berkshire Hathaway Inc 3.125% due 03/15/26	1,850,000	1,943,199
Capital One Financial Corp 4.200% due 10/29/25	3,000,000	3,091,512
CBL & Associates LP REIT
4.600% due 10/15/24	1,250,000	1,128,736
5.250% due 12/01/23	3,000,000	2,851,593
Citigroup Inc
3.400% due 05/01/26	2,000,000	2,056,680
4.400% due 06/10/25	4,000,000	4,182,864
Columbia Property Trust Operating Partnership LP REIT
4.150% due 04/01/25	3,500,000	3,580,994
5.875% due 04/01/18	750,000	795,743
Crown Castle International Corp REIT 3.400% due 02/15/21	1,850,000	1,933,500
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,712,462
Ford Motor Credit Co LLC
2.021% due 05/03/19	1,800,000	1,816,691
4.250% due 09/20/22	5,500,000	5,940,116
General Motors Financial Co Inc 4.375% due 09/25/21	4,000,000	4,226,396
JPMorgan Chase & Co 3.875% due 09/10/24	4,000,000	4,145,780
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	5,250,630
Legg Mason Inc 4.750% due 03/15/26	1,700,000	1,797,029
Marsh & McLennan Cos Inc 3.300% due 03/14/23	2,400,000	2,509,486
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,800,000	1,899,886
Morgan Stanley
2.375% due 07/23/19	3,000,000	3,051,735
2.500% due 04/21/21	2,650,000	2,681,021
5.000% due 11/24/25	3,000,000	3,289,854

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	$5,100,000	$5,282,978
Principal Life Global Funding II 3.000% due 04/18/26 ~	1,450,000	1,481,571
S&P Global Inc 4.400% due 02/15/26	2,000,000	2,250,176
Senior Housing Properties Trust REIT 4.750% due 05/01/24	1,500,000	1,530,660
SunTrust Bank 3.300% due 05/15/26	1,600,000	1,617,230
The Goldman Sachs Group Inc
2.550% due 10/23/19	6,000,000	6,143,778
2.625% due 04/25/21	1,450,000	1,472,269
2.875% due 02/25/21	3,000,000	3,078,675
4.250% due 10/21/25	3,000,000	3,110,427
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,850,000	3,000,531
Trinity Acquisition PLC 4.400% due 03/15/26	1,650,000	1,726,981
US Bancorp 3.100% due 04/27/26	2,325,000	2,422,678
Ventas Realty LP REIT
3.125% due 06/15/23	850,000	868,567
3.500% due 02/01/25	2,450,000	2,517,103
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	3,000,000	3,134,271
Wells Fargo & Co 4.400% due 06/14/46	2,750,000	2,799,962
Welltower Inc REIT 4.000% due 06/01/25	3,000,000	3,160,269

		136,691,228

Health Care - 2.9%

Actavis Funding SCS 3.000% due 03/12/20	2,000,000	2,062,524
Aetna Inc 4.250% due 06/15/36	2,750,000	2,850,950
Biogen Inc 5.200% due 09/15/45	2,800,000	3,163,177
Express Scripts Holding Co 4.800% due 07/15/46 #	1,250,000	1,254,130
Laboratory Corp of America Holdings 4.700% due 02/01/45	2,500,000	2,680,850
Thermo Fisher Scientific Inc 3.000% due 04/15/23	1,000,000	1,019,855
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	2,000,000	1,934,240
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	3,000,000	3,099,201

		18,064,927

Industrials - 13.7%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,844,203	4,971,363
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,800,000	1,868,625
Air Lease Corp
3.875% due 04/01/21	5,500,000	5,692,500
4.250% due 09/15/24	3,000,000	3,052,500
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	1,200,000	1,243,500
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	5,000,000	5,292,350
3.600% due 03/22/29	3,100,000	3,262,750
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	1,453,219	1,425,971
4.375% due 04/01/24	821,350	832,657
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	2,739,469	2,894,934

	Principal Amount	Value
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	$3,644,490	$3,742,526
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	3,052,297	3,223,989
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	5,125,505	5,336,932
4.950% due 11/23/20	1,039,671	1,072,161
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	588,116	621,198
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	2,254,029	2,239,941
International Lease Finance Corp 7.125% due 09/01/18 ~	4,000,000	4,401,760
Lockheed Martin Corp 4.700% due 05/15/46	2,000,000	2,363,420
Masco Corp
3.500% due 04/01/21	2,500,000	2,563,250
4.375% due 04/01/26	1,175,000	1,217,876
Norwegian Air Shuttle ASA Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	2,000,000	2,017,500
Owens Corning
4.200% due 12/15/22	3,500,000	3,737,759
4.200% due 12/01/24	1,750,000	1,835,232
Penske Truck Leasing Co LP
3.375% due 02/01/22 ~	3,000,000	3,063,504
4.250% due 01/17/23 ~	1,500,000	1,573,458
The ADT Corp 6.250% due 10/15/21	3,500,000	3,757,250
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	5,030,669	5,081,031
United Rentals North America Inc 4.625% due 07/15/23	1,500,000	1,520,625
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,985,987	3,168,879
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	2,011,298	2,079,380

		85,154,821

Information Technology - 1.4%

Diamond 1 Finance Corp
5.875% due 06/15/21 ~	100,000	102,578
6.020% due 06/15/26 ~	1,400,000	1,455,168
Hewlett Packard Enterprise Co 4.900% due 10/15/25 ~	2,000,000	2,094,426
Visa Inc
3.150% due 12/14/25	1,500,000	1,606,410
4.300% due 12/14/45	3,000,000	3,471,135

		8,729,717

Materials - 1.1%

Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	4,250,000	3,915,742
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,000,000	2,010,000
Tronox Finance LLC 6.375% due 08/15/20	1,500,000	1,121,250

		7,046,992

Telecommunication Services - 2.8%

AT&T Inc
3.950% due 01/15/25	3,500,000	3,710,651
4.750% due 05/15/46	2,400,000	2,469,691
CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,579,174
T-Mobile USA Inc 6.125% due 01/15/22	500,000	526,250
Verizon Communications Inc
3.500% due 11/01/24	3,500,000	3,735,833
5.150% due 09/15/23	3,000,000	3,500,589

		17,522,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Utilities - 3.6%

Calpine Corp 7.875% due 01/15/23 ~	$1,608,000	$1,704,480
CMS Energy Corp 3.600% due 11/15/25	1,500,000	1,596,707
Emera US Finance LP (Canada) 4.750% due 06/15/46 ~	1,500,000	1,534,359
Exelon Corp 5.100% due 06/15/45	4,000,000	4,617,996
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	4,500,000	4,942,881
NRG Energy Inc 6.625% due 03/15/23	2,000,000	1,980,000
Southern Power Co 4.150% due 12/01/25	2,500,000	2,709,882
Talen Energy Supply LLC 6.500% due 06/01/25	2,000,000	1,670,000
The Southern Co 3.250% due 07/01/26	1,800,000	1,875,164

		22,631,469

Total Corporate Bonds & Notes (Cost $367,724,225)		381,775,688

SENIOR LOAN NOTES - 16.0%

Consumer Discretionary - 5.1%

Altice US Finance I Corp 4.250% due 12/14/22 §	2,969,239	2,967,755
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,910,910	1,834,473
Charter Communications Operating LLC Term H 3.250% due 08/24/21 §	1,197,000	1,194,476
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	3,342,891	3,348,464
Dollar Tree Inc Term B-1 3.500% due 07/06/22 §	2,592,057	2,594,833
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	1,945,152	1,810,207
Hilton Worldwide 3.500% due 10/25/20 §	2,105,904	2,109,853
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	3,900,000	3,901,221
Michaels Stores Inc 4.000% due 01/28/20 §	1,638,367	1,639,561
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	3,381,004	3,379,594
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	3,960,000	3,950,326
Seminole Tribe of Florida 3.000% due 04/29/20 §	2,739,203	2,742,627

		31,473,390

Consumer Staples - 2.0%

Albertson’s LLC Term B-4 4.500% due 08/25/21 §	2,571,558	2,572,362
Reynolds Group Holdings 4.500% due 12/01/18 §	2,250,000	2,253,069
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	4,250,000	4,262,397
US Foods Inc 4.000% due 06/27/23 §	3,500,000	3,493,801

		12,581,629

	Principal Amount	Value
Financials - 1.6%

HUB International Ltd 4.000% due 10/02/20 §	$2,922,725	$2,883,145
Realogy Corp Term B 3.750% due 03/05/20 §	1,451,531	1,452,801
Solera LLC 5.750% due 03/03/23 §	5,236,875	5,246,228

		9,582,174

Health Care - 1.9%

Alere Inc Term B 4.250% due 06/20/22 §	3,725,517	3,713,293
CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	4,950,000	4,832,437
IASIS Healthcare LLC Term B-2 4.500% due 05/03/18 §	2,954,082	2,951,003
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	247,500	245,860

		11,742,593

Industrials - 1.9%

HD Supply Inc 3.750% due 08/13/21 §	1,488,750	1,488,750
Nexeo Solutions LLC 5.250% due 06/09/23 §	2,000,000	1,997,500
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	1,217,022	1,218,239
TransDigm Inc
Tranche D
3.750% due 06/04/21 §	2,940,000	2,917,424
Tranche E
3.750% due 05/16/22 §	1,976,202	1,954,464
Univar USA 4.250% due 06/24/22 §	2,493,719	2,468,158

		12,044,535

Information Technology - 1.3%

Avago Technologies Cayman Ltd Term B-1 4.250% due 02/01/23 §	2,985,000	2,988,525
First Data Corp 4.202% due 07/08/22 §	2,500,000	2,480,208
ON Semiconductor Corp 5.250% due 03/31/23 §	2,812,500	2,832,086

		8,300,819

Materials - 1.1%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	2,803,722	2,805,037
BWay Intermediate Co Inc 5.519% due 08/14/20 §	2,232,016	2,225,041
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	2,000,000	1,998,750

		7,028,828

Telecommunication Services - 1.1%

Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	2,500,000	2,502,500
Tranche B-III
4.000% due 08/01/19 §	2,500,000	2,500,782
Zayo Group LLC 3.750% due 05/06/21 §	1,771,056	1,766,076

		6,769,358

Total Senior Loan Notes (Cost $99,753,414)		99,523,326

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.5%

Collateralized Mortgage Obligations - Commercial - 0.5%

Hilton USA Trust 3.218% due 11/05/30 " § ~	$1,360,072	$1,359,475
Hyatt Hotel Portfolio Trust 2.546% due 11/15/29 " § ~	1,550,000	1,532,963

		2,892,438

Total Mortgage-Backed Securities (Cost $2,910,072)		2,892,438

ASSET-BACKED SECURITIES - 3.2%

Carlyle Global Market Strategies CLO Ltd (Cayman)
2.734% due 07/27/26 " § ~	1,500,000	1,492,003
3.784% due 07/27/26 " § ~	1,500,000	1,482,883
Chase Issuance Trust 1.370% due 06/15/21 "	4,750,000	4,777,798
Madison Park Funding VIII Ltd (Cayman) 2.835% due 04/22/22 " § ~	2,500,000	2,494,596
Navient Student Loan Trust 1.157% due 06/25/65 " § ~	1,650,000	1,648,713
Race Point VI CLO Ltd (Cayman)
2.811% due 05/24/23 " § ~	1,500,000	1,495,455
3.771% due 05/24/23 " § ~	1,500,000	1,493,352
Santander Drive Auto Receivables Trust
2.080% due 02/16/21 "	700,000	703,533
2.660% due 11/15/21 "	1,000,000	1,017,746
SMB Private Education Loan Trust 2.700% due 05/15/31 " ~	2,500,000	2,537,402
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24 "	1,000,000	1,019,877

Total Asset-Backed Securities (Cost $20,087,349)		20,163,358

U.S. GOVERNMENT AGENCY ISSUES - 1.6%

Fannie Mae 1.875% due 09/18/18	5,000,000	5,129,430
Freddie Mac 1.250% due 10/02/19	5,000,000	5,060,770

Total U.S. Government Agency Issues (Cost $10,033,843)		10,190,200

U.S. TREASURY OBLIGATIONS - 10.0%

U.S. Treasury Bonds - 2.2%

2.500% due 02/15/45	1,000,000	1,042,324
2.500% due 05/15/46	3,000,000	3,129,843
2.875% due 08/15/45	6,000,000	6,739,452
3.000% due 11/15/45	2,700,000	3,107,319

		14,018,938

U.S. Treasury Notes - 7.8%

1.250% due 01/31/19	4,500,000	4,567,500
1.375% due 07/31/18	4,500,000	4,571,631
1.375% due 09/30/18	4,000,000	4,067,188
1.500% due 10/31/19	4,000,000	4,094,296
1.625% due 07/31/20	5,000,000	5,143,360
1.750% due 09/30/22	3,000,000	3,096,387
1.750% due 01/31/23	4,500,000	4,639,397
1.875% due 10/31/22	3,000,000	3,118,536
2.000% due 10/31/21	4,000,000	4,191,484
2.000% due 08/15/25	3,000,000	3,138,282
2.125% due 12/31/21	4,000,000	4,219,064

	Principal Amount	Value
2.125% due 12/31/22	$2,000,000	$2,109,062
2.250% due 11/15/25	1,500,000	1,601,250

		48,557,437

Total U.S. Treasury Obligations (Cost $60,372,292)		62,576,375

FOREIGN GOVERNMENT BONDS & NOTES - 2.6%

Chile Government (Chile) 2.250% due 10/30/22	4,000,000	4,042,000
Korea International (South Korea) 3.875% due 09/11/23	4,000,000	4,590,200
Mexico Government (Mexico)
3.500% due 01/21/21	2,000,000	2,120,000
3.625% due 03/15/22	2,000,000	2,115,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	3,042,093

		15,909,293

Total Foreign Government Bonds & Notes (Cost $14,755,578)		15,909,293

	Shares
SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds T-Fund Portfolio	22,855,854	22,855,854

Total Short-Term Investment (Cost $22,855,854)		22,855,854

TOTAL INVESTMENTS - 98.8% (Cost $598,492,627)		615,886,532

OTHER ASSETS & LIABILITIES, NET - 1.2%		7,714,020

NET ASSETS - 100.0%		$623,600,552

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$381,775,688	$—	$381,775,688	$—
	Senior Loan Notes	99,523,326	—	99,523,326	—
	Mortgage-Backed Securities	2,892,438	—	2,892,438	—
	Asset-Backed Securities	20,163,358	—	20,163,358	—
	U.S. Government Agency Issues	10,190,200	—	10,190,200	—
	U.S. Treasury Obligations	62,576,375	—	62,576,375	—
	Foreign Government Bonds & Notes	15,909,293	—	15,909,293	—
	Short-Term Investment	22,855,854	22,855,854	—	—

	Total	$615,886,532	$22,855,854	$593,030,678	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.8%

Consumer Discretionary - 1.4%

CalAtlantic Group Inc	10,114	$371,285
Cedar Fair LP	7,400	427,868
Las Vegas Sands Corp	6,365	276,814
Lennar Corp ‘A’	8,495	391,619
MGM Resorts International *	21,760	492,429
Mohawk Industries Inc *	2,600	493,376
Six Flags Entertainment Corp	9,167	531,228

		2,984,619

Energy - 0.1%

Sunoco LP	8,860	265,357

Financials - 0.1%

Bank of America Corp	16,130	214,045

Materials - 0.1%

Owens-Illinois Inc *	15,000	270,150

Utilities - 0.1%

NRG Energy Inc *	17,400	260,826

Total Common Stocks (Cost $3,861,596)		3,994,997

CLOSED-END MUTUAL FUNDS - 1.6%

Financials - 1.6%

Eaton Vance Senior Income Trust	158,421	952,110
First Trust Senior Floating Rate Income Fund II	53,883	692,397
Invesco Senior Income Trust	205,430	858,697
Voya Prime Rate Trust	173,494	888,289

Total Closed-End Mutual Funds (Cost $3,710,392)		3,391,493

	Principal Amount
CORPORATE BONDS & NOTES - 80.0%

Consumer Discretionary - 14.1%

99 Cents Only Stores LLC 11.000% due 12/15/19	$500,000	252,500
Argos Merger Sub Inc 7.125% due 03/15/23 ~	750,000	773,437
Beazer Homes USA Inc
5.750% due 06/15/19	1,040,000	951,600
7.250% due 02/01/23	400,000	329,000
7.500% due 09/15/21	650,000	565,500
Boyd Gaming Corp 6.875% due 05/15/23	750,000	802,500
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Ω	250,000	231,875
11.250% due 06/01/17 Ω	100,000	92,750
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	600,000	604,500
11.000% due 10/01/21	100,000	98,750
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	800,000	748,000

	Principal Amount	Value
CalAtlantic Group Inc
6.250% due 12/15/21	$415,000	$443,012
6.625% due 05/01/20	750,000	826,875
8.375% due 01/15/21	500,000	578,750
Carrols Restaurant Group Inc 8.000% due 05/01/22	750,000	817,500
CEC Entertainment Inc 8.000% due 02/15/22	500,000	488,125
Cedar Fair LP
5.250% due 03/15/21	1,050,000	1,082,521
5.375% due 06/01/24	250,000	258,750
Charter Communications Operating LLC 3.579% due 07/23/20 ~	1,800,000	1,883,704
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	1,500,000	1,500,000
Dollar Tree Inc 5.750% due 03/01/23 ~	1,500,000	1,601,250
Lamar Media Corp 5.750% due 02/01/26 ~	750,000	782,348
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	253,125
Lennar Corp 4.750% due 11/15/22	1,000,000	1,021,250
Lowe’s Cos Inc 3.700% due 04/15/46	1,000,000	1,031,751
MGM Resorts International
6.750% due 10/01/20	1,150,000	1,262,125
7.750% due 03/15/22	500,000	566,875
Mohawk Industries Inc 3.850% due 02/01/23	480,000	506,699
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	400,000	328,000
8.750% PIK due 10/15/21 ~	400,000	306,000
Neptune Finco Corp
6.625% due 10/15/25 ~	200,000	211,000
10.125% due 01/15/23 ~	400,000	449,000
10.875% due 10/15/25 ~	400,000	459,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,150,000	1,170,125
NPC International Inc 10.500% due 01/15/20	400,000	423,000
Party City Holdings Inc 6.125% due 08/15/23 ~	850,000	884,000
PulteGroup Inc 5.500% due 03/01/26	725,000	746,750
Signet UK Finance PLC 4.700% due 06/15/24	1,150,000	1,124,639
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	1,750,000	1,813,438
The Men’s Wearhouse Inc 7.000% due 07/01/22	750,000	633,750
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	358,965
5.625% due 03/01/21	1,250,000	1,397,135

		30,659,874

Consumer Staples - 5.2%

Albertson’s Cos LLC 6.625% due 06/15/24	325,000	336,375
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	2,000,000	2,144,872
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	700,000	742,000
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	500,000	472,500
7.250% due 06/01/21 ~	250,000	260,000
Reynolds American Inc 4.450% due 06/12/25	1,500,000	1,679,025
Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	2,100,000	2,174,382
7.000% due 07/15/24 ~	25,000	25,784

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Rite Aid Corp 6.750% due 06/15/21	$1,250,000	$1,315,845
Walgreens Boots Alliance Inc 2.600% due 06/01/21	2,000,000	2,035,266

		11,186,049

Energy - 4.5%

Boardwalk Pipelines LP 5.950% due 06/01/26	850,000	894,915
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	200,000	205,626
Energy Transfer Partners LP
4.050% due 03/15/25	1,200,000	1,185,512
4.750% due 01/15/26	500,000	517,066
Hiland Partners Holdings LLC 7.250% due 10/01/20 ~	550,000	571,312
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,500,000	1,521,976
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,525,000	2,525,000
Sabine Pass LNG LP 6.500% due 11/01/20	150,000	156,844
Sunoco Finance Corp
5.500% due 08/01/20 ~	275,000	271,906
6.250% due 04/15/21	300,000	301,311
The Williams Cos Inc
3.700% due 01/15/23	1,250,000	1,112,500
4.550% due 06/24/24	650,000	600,275

		9,864,243

Financials - 21.2%

AerCap Ireland Capital Ltd (Netherlands)
3.950% due 02/01/22	750,000	751,875
5.000% due 10/01/21	250,000	260,625
American Tower Corp REIT
3.375% due 10/15/26	1,000,000	1,007,870
4.700% due 03/15/22	860,000	950,341
Aon PLC 3.875% due 12/15/25	1,100,000	1,163,030
Apollo Management Holdings LP 4.400% due 05/27/26	1,500,000	1,564,779
Ares Capital Corp 4.875% due 11/30/18	800,000	837,512
Bank of America Corp
3.500% due 04/19/26	200,000	207,316
4.200% due 08/26/24	1,500,000	1,553,924
CBL & Associates LP REIT 4.600% due 10/15/24	1,500,000	1,354,483
Citigroup Inc
3.400% due 05/01/26	2,000,000	2,056,680
4.400% due 06/10/25	1,500,000	1,568,574
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	850,000	869,670
Crown Castle International Corp REIT 3.700% due 06/15/26	500,000	515,637
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	1,300,000	1,272,375
Ford Motor Credit Co LLC 4.389% due 01/08/26	1,500,000	1,641,498
General Motors Financial Co Inc
3.200% due 07/13/20	1,050,000	1,064,798
4.375% due 09/25/21	1,500,000	1,584,899
HCP Inc REIT 4.000% due 06/01/25	1,000,000	1,010,475
Host Hotels & Resorts LP REIT
3.750% due 10/15/23	1,750,000	1,766,158
4.750% due 03/01/23	750,000	802,473

	Principal Amount	Value
Jefferies Finance LLC
6.875% due 04/15/22 ~	$500,000	$432,500
7.375% due 04/01/20 ~	750,000	684,375
7.500% due 04/15/21 ~	500,000	450,625
JPMorgan Chase & Co 3.875% due 09/10/24	2,100,000	2,176,534
Kilroy Realty LP REIT 4.375% due 10/01/25	1,400,000	1,515,070
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/24 ~	275,000	291,500
Morgan Stanley
3.950% due 04/23/27	2,000,000	2,021,766
5.000% due 11/24/25	1,000,000	1,096,618
National Retail Properties Inc REIT 4.000% due 11/15/25	1,750,000	1,861,290
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,500,000	1,431,747
Outfront Media Capital LLC
5.250% due 02/15/22	1,300,000	1,324,375
5.875% due 03/15/25	300,000	310,125
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	510,220
6.750% due 04/15/20	1,000,000	1,101,057
Synchrony Financial 4.500% due 07/23/25	1,500,000	1,558,209
The Goldman Sachs Group Inc
3.750% due 02/25/26	1,300,000	1,366,699
4.250% due 10/21/25	1,000,000	1,036,809
The Howard Hughes Corp 6.875% due 10/01/21 ~	1,150,000	1,164,375
Wells Fargo & Co 4.400% due 06/14/46	1,750,000	1,781,794

		45,920,680

Health Care - 3.2%

AbbVie Inc 2.850% due 05/14/23	1,000,000	1,011,268
Aetna Inc 2.800% due 06/15/23	1,250,000	1,279,834
CHS/Community Health Systems Inc
6.875% due 02/01/22	900,000	792,000
7.125% due 07/15/20	400,000	372,836
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	512,500
LifePoint Health Inc 5.375% due 05/01/24 ~	275,000	276,375
MEDNAX Inc 5.250% due 12/01/23 ~	900,000	913,500
Quintiles Transnational Corp 4.875% due 05/15/23 ~	1,250,000	1,275,000
Universal Health Services Inc
4.750% due 08/01/22 ~	300,000	305,886
5.000% due 06/01/26 ~	300,000	301,500

		7,040,699

Industrials - 15.4%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	521,884	514,056
Ahern Rentals Inc 7.375% due 05/15/23 ~	1,000,000	695,000
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	1,018,562	956,175
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 03/15/20 ~	750,000	722,850
Air Lease Corp
3.750% due 02/01/22	1,750,000	1,794,994
4.250% due 09/15/24	1,000,000	1,017,500
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,500,000	1,580,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	$1,500,000	$1,565,625
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	900,000	933,750
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	477,500
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,086,338	1,115,561
Hertz Equipment Rental Corp 7.500% due 06/01/22	1,350,000	1,329,750
International Lease Finance Corp (Netherlands) 6.250% due 05/15/19	1,950,000	2,105,707
Manitowoc Foodservice Inc 9.500% due 02/15/24 ~	750,000	840,000
Masco Corp
3.500% due 04/01/21	1,075,000	1,102,198
4.375% due 04/01/26	1,025,000	1,062,402
7.750% due 08/01/29	500,000	591,994
Modular Space Corp 10.250% due 01/31/19 ~	550,000	266,750
Nortek Inc 8.500% due 04/15/21	1,495,000	1,551,436
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25	400,000	390,888
Owens Corning
4.200% due 12/15/22	500,000	533,966
4.200% due 12/01/24	1,350,000	1,415,750
9.000% due 06/15/19	116,000	134,455
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	1,500,000	1,535,790
3.300% due 04/01/21 ~	1,000,000	1,029,186
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	600,000	637,500
Spirit AeroSystems Inc 3.850% due 06/15/26	500,000	519,462
The ADT Corp 6.250% due 10/15/21	1,300,000	1,395,550
TMS International Corp 7.625% due 10/15/21 ~	450,000	317,250
TransDigm Inc 5.500% due 10/15/20	1,000,000	1,022,500
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	475,473	475,947
4.750% due 10/11/23	135,964	137,325
United Rentals North America Inc
4.625% due 07/15/23	1,000,000	1,013,750
5.500% due 07/15/25	600,000	593,250
5.750% due 11/15/24	150,000	151,875
USG Corp 5.875% due 11/01/21 ~	1,250,000	1,314,063
Zekelman Industries Inc 9.875% due 06/15/23 ~	425,000	432,438

		33,274,818

Information Technology - 3.0%

Blackboard Inc 7.750% due 11/15/19 ~	575,000	485,875
Diamond 1 Finance Corp
5.875% due 06/15/21 ~	200,000	205,156
6.020% due 06/15/26 ~	250,000	259,851
8.100% due 07/15/36 ~	1,000,000	1,081,242
Fidelity National Information Services Inc 4.500% due 10/15/22	1,000,000	1,109,164
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	800,000	716,000
Infor US Inc 6.500% due 05/15/22	250,000	237,345

	Principal Amount	Value
Microsemi Corp 9.125% due 04/15/23 ~	$750,000	$828,750
NXP BV (Netherlands) 4.625% due 06/01/23 ~	1,500,000	1,530,000

		6,453,383

Materials - 10.3%

ArcelorMittal (Luxembourg) 8.000% due 10/15/39	250,000	243,750
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	1,373,413	1,394,014
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	500,000	510,625
7.000% due 11/15/20 ~	167,647	165,132
7.250% due 05/15/24 ~	400,000	410,250
Berry Plastics Corp 6.000% due 10/15/22	1,025,000	1,064,719
BWAY Holding Co 9.125% due 08/15/21 ~	1,650,000	1,588,125
Constellium NV (Netherlands)
7.875% due 04/01/21 ~	250,000	258,750
8.000% due 01/15/23 ~	500,000	442,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	1,750,000	1,708,437
Freeport-McMoRan Inc
3.550% due 03/01/22	500,000	442,500
4.000% due 11/14/21	1,000,000	916,970
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,318,486
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	1,750,000	1,612,364
Hexion Inc 6.625% due 04/15/20	600,000	504,780
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	750,000	757,500
Mustang Merger Corp 8.500% due 08/15/21 ~	500,000	525,000
Novelis Inc 8.750% due 12/15/20	2,264,000	2,361,239
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	500,000	502,500
5.875% due 08/15/23 ~	850,000	894,451
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	400,000	416,000
Sealed Air Corp
4.875% due 12/01/22 ~	1,250,000	1,290,625
5.125% due 12/01/24 ~	100,000	103,125
Summit Materials LLC 6.125% due 07/15/23	360,000	356,623
Teck Resources Ltd (Canada)
3.750% due 02/01/23	325,000	248,219
8.000% due 06/01/21 ~	500,000	516,250
US Concrete Inc 6.375% due 06/01/24 ~	525,000	526,313
Wise Metals Group LLC 8.750% due 12/15/18 ~	1,000,000	925,000
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	421,000	229,445

		22,233,692

Telecommunication Services - 1.8%

AT&T Inc 3.600% due 02/17/23	1,000,000	1,048,271
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22	250,000	170,000
8.000% due 02/15/24 ~	1,100,000	1,089,000
Sprint Communications Inc
6.000% due 11/15/22	350,000	277,165
9.000% due 11/15/18 ~	350,000	374,063
Sprint Corp 7.250% due 09/15/21	1,150,000	986,125

		3,944,624

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Utilities - 1.3%

Dynegy Inc 7.625% due 11/01/24	$800,000	$771,000
GenOn Energy Inc 9.875% due 10/15/20	650,000	464,750
NRG Energy Inc 7.250% due 05/15/26 ~	375,000	375,000
Talen Energy Supply LLC 6.500% due 06/01/25	800,000	668,000
The Southern Co 2.950% due 07/01/23	500,000	519,174

		2,797,924

Total Corporate Bonds & Notes (Cost $173,728,073)		173,375,986

SENIOR LOAN NOTES - 8.4%

Consumer Discretionary - 3.6%

Altice US Finance I Corp 4.250% due 12/14/22 §	1,488,549	1,487,805
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	730,703	701,474
CDS US Intermediate Holdings Inc (2nd Lien) 9.250% due 07/10/23 §	250,000	227,396
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	984,912	961,109
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	1,984,962	1,980,113
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	742,405	731,826
(2nd Lien)
7.500% due 12/17/21 §	750,000	737,110
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	981,181	883,829

		7,710,662

Consumer Staples - 0.6%

Albertson’s LLC
Term B-4 4.500% due 08/25/21 §	425,726	425,859
Term B-6 4.750% due 06/22/23 §	317,531	317,555
Reddy Ice Corp Term B (1st Lien) 6.753% due 05/01/19 §	582,943	513,592

		1,257,006

Health Care - 1.3%

CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	990,000	966,488
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	1,984,962	1,971,812

		2,938,300

Industrials - 2.1%

Gates Global LLC 4.250% due 07/06/21 §	968,311	922,922
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	1,226,228	1,209,367
Nexeo Solutions LLC 5.250% due 06/09/23 §	1,000,000	998,750
Ply Gem Industries Inc 4.000% due 02/01/21 §	1,349,240	1,336,310

		4,467,349

	Principal Amount	Value
Materials - 0.8%

BWAY Intermediate Co Inc 5.519% due 08/14/20 §	$953,811	$950,831
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	931,617	893,770

		1,844,601

Total Senior Loan Notes (Cost $18,557,435)		18,217,918

MORTGAGE-BACKED SECURITIES - 0.1%

Collateralized Mortgage Obligations - Commercial - 0.1%

Hilton USA Trust 3.218% due 11/05/30 " § ~	226,679	226,579

Total Mortgage-Backed Securities (Cost $226,678)		226,579

ASSET-BACKED SECURITIES - 0.7%

Carlyle Global Market Strategies CLO Ltd (Cayman) 3.784% due 07/27/26 " § ~	750,000	741,442
Race Point VI CLO Ltd (Cayman) 3.771% due 05/24/23 " § ~	750,000	746,676

Total Asset-Backed Securities (Cost $1,494,375)		1,488,118

	Shares
SHORT-TERM INVESTMENT - 8.5%

Money Market Fund - 8.5%

BlackRock Liquidity Funds T-Fund Portfolio	18,359,236	18,359,236

Total Short-Term Investment (Cost $18,359,236)		18,359,236

TOTAL INVESTMENTS - 101.1% (Cost $219,937,785)		219,054,327

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(2,298,930)

NET ASSETS - 100.0%		$216,755,397

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $324,625 or 0.1% of the Fund’s net assets were in default as of June 30, 2016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,994,997	$3,994,997	$—	$—
	Closed-End Mutual Funds	3,391,493	3,391,493	—	—
	Corporate Bonds & Notes	173,375,986	—	173,375,986	—
	Senior Loan Notes	18,217,918	—	18,217,918	—
	Mortgage-Backed Securities	226,579	—	226,579	—
	Asset-Backed Securities	1,488,118	—	1,488,118	—
	Short-Term Investment	18,359,236	18,359,236	—	—

	Total	$219,054,327	$25,745,726	$193,308,601	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.4%

Consumer Discretionary - 1.5%

Altice US Finance I Corp 5.500% due 05/15/26 ~	$1,575,000	$1,578,938
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	3,000,000	3,000,000
NPC International Inc 10.500% due 01/15/20	4,920,000	5,202,900

		9,781,838

Consumer Staples - 1.0%

Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	1,545,000	1,599,724
6.875% due 02/15/21	5,000,000	5,150,000

		6,749,724

Materials - 0.0%

Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	127,000	133,641

Telecommunication Services - 0.9%

Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	6,036,000	5,975,640

Total Corporate Bonds & Notes (Cost $22,679,459)		22,640,843

SENIOR LOAN NOTES - 97.3%

Consumer Discretionary - 19.4%

24 Hour Fitness Worldwide 4.750% due 05/28/21 §	4,410,000	4,270,812
Altice US Finance I Corp 4.250% due 12/14/22 §	8,941,999	8,937,528
American Tire Distributors Inc 5.250% due 09/01/21 §	9,661,811	9,359,880
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 § ¥	11,340,784	10,887,153
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	7,092,463	6,921,059
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	5,210,822	5,220,051
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	4,933,578	4,941,802
Dollar Tree Inc Term B-2 4.250% due 07/06/22	5,000,000	5,007,000
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	4,316,819	4,017,339
JD Power & Associates due 06/09/23 ¥	2,000,000	2,000,000
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	9,513,176	9,399,969
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	6,403,793	6,371,774
NPC International Inc 4.750% due 12/28/18 §	9,911,623	9,899,234
Petco Animal Supplies Inc
Tranche B-1
5.000% due 01/26/23 §	11,970,000	11,930,439
Tranche B-2
4.730% due 01/26/23 §	471,042	469,318
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	7,410,000	7,391,898
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	2,394,145	2,359,729

	Principal Amount	Value
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	$6,369,672	$6,278,904
(2nd Lien)
7.500% due 12/17/21 §	8,333,333	8,190,108
The Servicemaster Co LLC 4.250% due 07/01/21 §	6,845,071	6,854,654

		130,708,651

Consumer Staples - 12.2%

Advance Pierre Foods 4.750% due 06/02/23 §	1,000,000	1,000,250
Albertson’s LLC
Term B-4
4.500% due 08/25/21 §	10,646,434	10,649,766
Term B-5
4.750% due 12/21/22 §	2,000,000	2,003,214
Term B-6
4.750% due 06/22/23 §	1,903,697	1,903,845
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	4,277,816	4,246,400
Candy Intermediate Holdings Inc Term B (1st Lien) 5.500% due 06/15/23 §	1,000,000	997,500
NBTY Inc Term B 5.000% due 05/05/23 §	11,500,000	11,453,287
Reddy Ice Corp Term B (1st Lien) 6.753% due 05/01/19 §	8,678,400	7,645,957
Reynolds Group Holdings 4.500% due 12/01/18 §	10,060,501	10,074,224
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	19,583,930	19,641,057
US Foods Inc 4.000% due 06/27/23 §	12,306,218	12,284,424

		81,899,924

Energy - 1.3%

EP Energy LLC Tranche B-3 3.500% due 05/24/18 § ¥	5,684,000	5,001,920
Fieldwood Energy LLC
3.875% due 10/01/18 §	2,083,333	1,809,896
8.000% due 08/31/20 § ¥	2,500,000	2,093,750

		8,905,566

Financials - 11.1%

Amwins Group LLC (1st Lien) 4.750% due 09/06/19 §	7,200,957	7,206,358
Arnhold & Bleichroeder Holdings Inc 4.750% due 12/01/22 § ¥	9,457,487	9,307,747
DTZ Worldwide Ltd 4.250% due 11/04/21 §	10,659,953	10,564,013
Frank Russell Co 6.750% due 06/01/23 §	6,500,000	6,134,375
HUB International Ltd 4.000% due 10/02/20 §	11,842,105	11,681,739
Solera LLC 5.750% due 03/03/23 § ¥	13,670,750	13,695,166
USI Inc 4.250% due 12/27/19 §	7,195,841	7,135,576
WP Mustang Holdings LLC (1st Lien) 7.000% due 05/29/21 §	8,538,266	8,516,920

		74,241,894

Health Care - 5.7%

Alere Inc Term B 4.250% due 06/20/22 §	5,447,907	5,430,032
ATI Holdings Inc (1st Lien) 5.500% due 05/10/23 §	1,500,000	1,505,157
CHG Healthcare Services Inc (1st Lien) 4.750% due 06/07/23 §	1,000,000	1,000,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
CHS/Community Health Systems Inc Term G 3.750% due 12/31/19 §	$1,683,551	$1,640,804
ExamWorks Group Inc due 08/31/23 ¥	1,000,000	1,000,000
IASIS Healthcare LLC Term B-2 4.500% due 05/03/18 §	8,546,911	8,538,005
Multiplan Inc 5.000% due 06/07/23 §	10,000,000	10,041,070
Packaging Coordinators Midco Inc (1st Lien) due 06/30/23 ¥	1,000,000	1,000,000
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	7,432,481	7,383,241
Precyse Acquisition Corp (1st Lien) 6.500% due 10/20/22 §	1,000,000	998,750

		38,537,684

Industrials - 30.8%

Accudyne Industries LLC 4.000% due 12/13/19 §	3,335,863	3,010,617
AlixPartners LLP 4.500% due 07/15/22 §	9,676,875	9,684,936
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	8,957,073	8,906,690
Allied Security Holdings LLC
(1st Lien)
4.250% due 02/12/21 §	6,452,416	6,457,790
(2nd Lien)
8.000% due 08/13/21 §	8,126,712	8,157,187
Apex Tool Group LLC 4.500% due 01/31/20 §	5,563,125	5,491,850
Beacon Roofing Supply Inc 4.000% due 10/01/22 §	4,468,737	4,476,419
Camp International Holding Co
(1st Lien)
4.750% due 05/31/19 §	1,994,852	1,990,696
(2nd Lien)
8.250% due 11/29/19 §	3,102,628	3,032,819
Crosby US Acquisition Corp
(1st Lien)
4.000% due 11/23/20 §	2,493,622	2,034,379
(2nd Lien)
7.000% due 11/22/21 §	4,000,000	2,670,000
CSC Holdings LLC 5.000% due 10/09/22 §	14,000,000	14,056,000
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	6,267,148	6,220,144
EWT Holdings III Corp
(1st Lien)
4.750% due 01/15/21 §	5,728,430	5,714,109
5.500% due 01/15/21 §	997,500	995,006
(2nd Lien)
8.500% due 01/15/22 §	3,250,000	3,168,750
Gardner Denver Inc 4.250% due 07/30/20 §	4,974,425	4,581,137
Gates Global LLC 4.250% due 07/06/21 §	7,927,833	7,556,216
GTCR Valor Cos Inc (1st Lien) 7.000% due 06/16/23 §	7,500,000	7,156,253
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	10,542,368	10,397,411
Jeld-Wen Inc Term B-1 4.750% due 07/01/22 §	3,970,000	3,978,686
KAR Auction Services Inc Tranche B-3 4.250% due 03/09/23 §	997,500	1,003,942
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	3,410,256	3,440,096
Nexeo Solutions LLC 5.250% due 06/09/23 §	9,500,000	9,488,125

	Principal Amount	Value
Ply Gem Industries Inc 4.000% due 02/01/21 §	$8,485,383	$8,404,068
Prime Security Services Borrower LLC
Term B (1st Lien)
4.750% due 07/01/21 §	4,488,123	4,508,320
Term B (2nd Lien)
10.471% due 07/01/22 §	6,650,000	6,727,586
Term B-1 (1st Lien)
4.750% due 05/02/22 § ¥	8,250,000	8,270,625
SIG Combibloc Holdings SCA 4.250% due 03/11/22 §	6,064,050	6,049,362
SRS Distribution Inc
(2nd Lien)
9.750% due 08/25/22 §	500,000	499,687
Tranche B-1
due 08/25/22 ¥	3,125,000	3,131,838
TransDigm Inc
Tranche D
3.750% due 06/04/21 §	3,377,634	3,351,697
Tranche F
3.750% due 06/09/23 §	2,666,667	2,639,168
UNIVAR USA 4.250% due 06/24/22 §	9,422,531	9,325,950
USAGM Holdco LLC (1st Lien)
due 07/28/22 ¥	7,092,715	7,036,562
4.750% due 07/28/22 §	6,467,499	6,257,306
Waste Industries USA Inc 4.250% due 02/28/20 §	4,410,164	4,418,433
Zekelman Industries Inc 6.000% due 06/14/21 §	3,000,000	3,000,000

		207,289,860

Information Technology - 9.0%

Applied Systems Inc
(1st Lien)
4.000% due 01/25/21 §	5,014,303	4,981,499
(2nd Lien)
7.500% due 01/24/22 §	3,025,074	3,014,992
Avago Technologies Cayman Finance Ltd Term B-1 4.250% due 02/01/23 §	11,672,541	11,686,327
Cypress Semiconductor Corp due 07/05/21 ¥	1,500,000	1,493,437
Datatel LP 4.750% due 09/30/22 §	5,984,925	5,924,327
Infor US Inc Tranche B-5 3.750% due 06/03/20 §	9,958,407	9,717,742
Micro Holding LP Term B 3.750% due 01/15/23 §	3,502,697	3,500,872
ON Semiconductor Corp 5.250% due 03/31/23 §	11,250,000	11,328,345
Vertafore Inc (1st Lien) 4.750% due 06/30/23 § ¥	5,350,000	5,341,643
WEX Inc Term B due 06/30/23 ¥	3,750,000	3,740,625

		60,729,809

Materials - 5.5%

Allnex USA Inc Term B-2 due 05/19/23 ¥	2,000,000	1,981,250
Ardagh Holdings USA Inc 4.000% due 12/17/19 §	4,794,280	4,796,528
Berry Plastics Corp Term H 3.750% due 10/01/22 §	1,765,321	1,755,391
BWAY Intermediate Co Inc 5.519% due 08/14/20 §	9,203,503	9,174,742
Emerald Performance Materials LLC (2nd Lien) 7.750% due 08/01/22 §	750,000	731,250
Huntsman International LLC Term B 4.250% due 04/01/23 §	3,990,000	3,999,975

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
PQ Corp Tranche B-1 5.750% due 11/04/22 §	$11,175,000	$11,200,613
Pregis Holding I Corp (1st Lien) 4.500% due 05/20/21 §	985,352	977,961
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	2,500,000	2,498,438

		37,116,148

Telecommunication Services - 1.3%

Level 3 Financing Inc Tranche B 4.000% due 01/15/20 §	1,800,000	1,801,800
WaveDivision Holdings LLC 4.000% due 10/15/19 §	4,969,112	4,966,627
Zayo Group 4.500% due 05/06/21 §	2,049,917	2,056,643

		8,825,070

Utilities - 1.0%

Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	4,999,353	4,980,605
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,470,000

		6,450,605

Total Senior Loan Notes (Cost $658,287,533)		654,705,211

	Shares	Value
SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	18,263,999	$18,263,999

Total Short-Term Investment (Cost $18,263,999)		18,263,999

TOTAL INVESTMENTS - 103.4% (Cost $699,230,991)		695,610,053

OTHER ASSETS & LIABILITIES, NET - (3.4%)		(22,985,111)

NET ASSETS - 100.0%		$672,624,942

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $1,393,212 or 0.2% of net assets as of June 30, 2016, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
USAGM Holdco LLC	$1,393,212	$1,397,610	$4,398

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$22,640,843	$—	$22,640,843	$—
	Senior Loan Notes	654,705,211	—	654,705,211	—
	Short-Term Investment	18,263,999	18,263,999	—	—
	Unfunded Loan Commitment	4,398	—	4,398	—

	Total	$695,614,451	$18,263,999	$677,350,452	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 43.9%

Consumer Discretionary - 12.3%

Beazer Homes USA Inc 5.750% due 06/15/19	$450,000	$411,750
Cablevision Systems Corp 8.625% due 09/15/17	150,000	158,625
CalAtlantic Group Inc 6.625% due 05/01/20	400,000	441,000
CCO Holdings LLC 5.750% due 09/01/23	250,000	258,125
Cedar Fair LP 5.250% due 03/15/21	250,000	257,743
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	406,000
Charter Communications Operating LLC 4.464% due 07/23/22 ~	250,000	269,517
Dollar Tree Inc 5.250% due 03/01/20 ~	250,000	258,750
Landry’s Inc 9.375% due 05/01/20 ~	150,000	157,687
MGM Resorts International 6.750% due 10/01/20	250,000	274,375
NCL Corp Ltd 4.625% due 11/15/20 ~	250,000	250,780
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	150,000	123,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	250,000	254,375
NPC International Inc 10.500% due 01/15/20	350,000	370,125
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	250,000	259,063

		4,150,915

Consumer Staples - 1.2%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	400,000	414,168

Energy - 2.3%

Regency Energy Partners LP 6.500% due 07/15/21	150,000	154,996
Sabine Pass LNG LP 6.500% due 11/01/20	350,000	365,969
Sunoco LP 5.500% due 08/01/20 ~	250,000	247,187

		768,152

Financials - 3.8%

AerCap Ireland Capital Ltd (Netherlands) 4.250% due 07/01/20	500,000	510,000
Ally Financial Inc 4.250% due 04/15/21	350,000	350,437
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	182,500
Outfront Media Capital LLC 5.250% due 02/15/22	250,000	254,687

		1,297,624

Health Care - 3.7%

CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	326,231
HCA Inc 5.250% due 04/15/25	400,000	419,000
Quintiles Transnational Corp 4.875% due 05/15/23 ~	250,000	255,000
Tenet Healthcare Corp 5.000% due 03/01/19	250,000	243,125

		1,243,356

	Principal Amount	Value
Industrials - 4.7%

Beacon Roofing Supply Inc 6.375% due 10/01/23	$250,000	$263,125
Herc Rentals Inc 7.500% due 06/01/22 ~	250,000	246,250
Modular Space Corp 10.250% due 01/31/19 ~	300,000	145,500
The ADT Corp 6.250% due 10/15/21	300,000	322,050
TransDigm Inc 5.500% due 10/15/20	250,000	255,625
United Rentals North America Inc 5.750% due 11/15/24	350,000	354,375

		1,586,925

Information Technology - 1.6%

Blackboard Inc 7.750% due 11/15/19 ~	200,000	169,000
NXP BV (Netherlands)
4.625% due 06/01/23 ~	200,000	204,000
5.750% due 02/15/21 ~	150,000	156,375

		529,375

Materials - 9.0%

Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	236,958	240,512
Ardagh Packaging Finance PLC (Ireland) 6.250% due 01/31/19 ~	200,000	204,250
Berry Plastics Corp 5.125% due 07/15/23	400,000	401,000
BWAY Holding Co 9.125% due 08/15/21 ~	200,000	192,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	244,062
Hexion Inc 6.625% due 04/15/20	150,000	126,195
Novelis Inc (India) 8.750% due 12/15/20	500,000	521,475
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	350,000	364,000
Sealed Air Corp 4.875% due 12/01/22 ~	500,000	516,250
Wise Metals Group LLC (Netherlands) 8.750% due 12/15/18 ~	250,000	231,250

		3,041,494

Telecommunication Services - 4.6%

Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	431,950
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	400,000	100,000
Sprint Communications Inc
6.000% due 11/15/22	150,000	118,785
9.000% due 11/15/18 ~	300,000	320,625
T-Mobile USA Inc
6.464% due 04/28/19	150,000	153,000
6.633% due 04/28/21	150,000	157,313
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	261,250

		1,542,923

Utilities - 0.7%

Dynegy Inc 6.750% due 11/01/19	150,000	151,125
NRG Energy Inc 7.625% due 01/15/18	67,000	72,360

		223,485

Total Corporate Bonds & Notes (Cost $15,406,174)		14,798,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 48.8%

Consumer Discretionary - 12.4%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	$243,750	$234,000
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	488,750	476,938
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	374,521	375,145
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	487,962	485,522
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	375,667	375,510
Petco Animal Supplies Inc Tranche B-1 5.000% due 01/26/23 §	665,000	662,802
Tranche B-2 4.730% due 01/26/23 §	83,125	82,821
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	742,500	740,686
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	300,000	294,844
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	487,528	439,156

		4,167,424

Consumer Staples - 9.1%

Albertson’s LLC Term B-4 4.500% due 08/25/21 §	425,726	425,859
Term B-6 4.750% due 06/22/23 §	227,376	227,394
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	248,809	242,382
NBTY Inc Term B 5.000% due 05/05/23 §	250,000	248,985
Reddy Ice Corp Term B (1st Lien) 6.753% due 05/01/19 §	486,799	428,886
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	750,000	752,188
US Foods Inc 4.000% due 06/27/23 §	743,125	741,809

		3,067,503

Financials - 3.7%

Amwins Group LLC (1st Lien) 4.750% due 09/06/19 §	736,091	736,643
HUB International Ltd 4.000% due 10/02/20 §	243,153	239,860
USI Inc 4.250% due 12/27/19 §	291,750	289,307

		1,265,810

Health Care - 5.4%

Alere Inc Term B 4.250% due 06/20/22 §	746,231	743,783
CHS/Community Health Systems Inc Term G 3.750% due 12/31/19 §	34,424	33,550
Term H 4.000% due 01/27/21 §	63,339	61,834
Multiplan Inc 5.000% due 06/07/23 §	400,000	401,643
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	594,000	590,065

		1,830,875

	Principal Amount	Value
Industrials - 10.5%

Accudyne Industries LLC 4.000% due 12/13/19 §	$337,434	$304,534
AlixPartners LLP 4.500% due 07/15/22 §	397,995	398,327
Allied Security Holdings LLC (1st Lien) 4.250% due 02/12/21 §	498,724	499,140
Crosby US Acquisition Corp (1st Lien) 4.000% due 11/23/20 §	488,722	398,715
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	292,500	291,769
Gates Global LLC 4.250% due 07/06/21 §	239,014	227,810
Nexeo Solutions LLC 5.250% due 06/09/23 §	250,000	249,688
Ply Gem Industries Inc 4.000% due 02/01/21 §	453,866	449,517
Rexnord LLC Term B 4.000% due 08/21/20 §	230,946	229,286
Waste Industries USA Inc 4.250% due 02/28/20 §	497,481	498,414

		3,547,200

Information Technology - 4.9%

Applied Systems Inc (1st Lien) 4.000% due 01/25/21 §	334,849	332,659
Avago Technologies Cayman Ltd Term B-1 4.250% due 02/01/23 §	598,500	599,207
First Data Corp due 07/10/22 ¥	500,000	496,042
Micro Holding LP Term B 3.750% due 01/15/23 §	217,559	217,445

		1,645,353

Materials - 0.7%

Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	252,407	252,250

Telecommunication Services - 2.1%

WaveDivision Holdings LLC 4.000% due 10/15/19 §	243,687	243,565
Zayo Group 4.500% due 05/06/21 §	450,675	452,154

		695,719

Total Senior Loan Notes (Cost $16,767,836)		16,472,134

	Shares

SHORT-TERM INVESTMENT - 10.8%

Money Market Fund - 10.8%

BlackRock Liquidity Funds T-Fund Portfolio	3,636,848	3,636,848

Total Short-Term Investment (Cost $3,636,848)		3,636,848

TOTAL INVESTMENTS - 103.5% (Cost $35,810,858)		34,907,399

OTHER ASSETS & LIABILITIES, NET - (3.5%)		(1,173,628)

NET ASSETS - 100.0%		$33,733,771

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$14,798,417	$—	$14,798,417	$—
	Senior Loan Notes	16,472,134	—	16,472,134	—
	Short-Term Investment	3,636,848	3,636,848	—	—

	Total	$34,907,399	$3,636,848	$31,270,551	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.4%

Consumer Discretionary - 0.8%

Cedar Fair LP	5,065	$292,858
Las Vegas Sands Corp	5,615	244,196
MGM Resorts International *	4,340	98,214
Six Flags Entertainment Corp	3,880	224,846

		860,114

Energy - 0.2%

Sunoco LP	7,600	227,620

Financials - 0.4%

Bank of America Corp	35,645	473,009

Total Common Stocks (Cost $1,751,201)		1,560,743

CLOSED-END MUTUAL FUNDS - 1.8%

Eaton Vance Senior Income Trust *	87,808	527,726
First Trust Senior Floating Rate Income Fund II *	42,132	541,396
Invesco Senior Income Trust *	114,023	476,616
Voya Prime Rate Trust *	95,481	488,863

Total Closed-End Mutual Funds (Cost $2,201,188)		2,034,601

	Principal Amount
CORPORATE BONDS & NOTES - 90.2%

Consumer Discretionary - 21.1%

99 Cents Only Stores LLC 11.000% due 12/15/19	$850,000	429,250
Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	325,000	320,125
Altice US Finance I Corp 5.500% due 05/15/26 ~	450,000	451,125
Argos Merger Sub Inc 7.125% due 03/15/23 ~	530,000	546,562
Beazer Homes USA Inc
5.750% due 06/15/19	75,000	68,625
7.250% due 02/01/23	100,000	82,250
7.500% due 09/15/21	1,175,000	1,022,250
Boyd Gaming Corp 6.875% due 05/15/23	650,000	695,500
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Ω	125,000	115,937
11.250% due 06/01/17 Ω	100,000	92,750
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	1,100,000	1,108,250
11.000% due 10/01/21	300,000	296,250
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	300,000	280,500
CalAtlantic Group Inc
5.375% due 10/01/22	100,000	102,250
6.250% due 12/15/21	1,013,000	1,081,377
6.625% due 05/01/20	75,000	82,688
Carrols Restaurant Group Inc 8.000% due 05/01/22	625,000	681,250
CCO Holdings LLC
5.375% due 05/01/25 ~	675,000	686,812
5.500% due 05/01/26 ~	100,000	101,750
5.750% due 09/01/23	600,000	619,500
5.875% due 04/01/24 ~	550,000	574,750

	Principal Amount	Value
CEC Entertainment Inc 8.000% due 02/15/22	$1,250,000	$1,220,312
Cedar Fair LP 5.375% due 06/01/24	975,000	1,009,125
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	300,000	287,250
6.375% due 09/15/20 ~	350,000	355,250
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	349,000	350,745
7.625% due 03/15/20	475,000	454,337
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	850,000	850,000
DISH DBS Corp
5.125% due 05/01/20	50,000	51,125
6.750% due 06/01/21	550,000	571,312
7.750% due 07/01/26 ~	125,000	129,375
Dollar Tree Inc 5.750% due 03/01/23 ~	625,000	667,187
iHeartCommunications Inc
10.000% due 01/15/18	50,000	26,000
11.250% due 03/01/21	100,000	72,000
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	600,000	625,500
Lamar Media Corp 5.750% due 02/01/26 ~	475,000	495,487
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	600,000	607,500
Lennar Corp 4.875% due 12/15/23	200,000	201,500
MGM Resorts International
6.000% due 03/15/23	550,000	581,625
6.750% due 10/01/20	150,000	164,625
Neiman Marcus Group Ltd LLC 8.750% PIK due 10/15/21 ~	775,000	592,875
Neptune Finco Corp
6.625% due 10/15/25 ~	500,000	527,500
10.125% due 01/15/23 ~	400,000	449,000
10.875% due 10/15/25 ~	200,000	229,500
NPC International Inc 10.500% due 01/15/20	600,000	634,500
Party City Holdings Inc 6.125% due 08/15/23 ~	650,000	676,000
PulteGroup Inc 5.500% due 03/01/26	425,000	437,750
SFR Group SA (France) 7.375% due 05/01/26 ~	550,000	544,500
The Men’s Wearhouse Inc 7.000% due 07/01/22	250,000	211,250
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	750,000	731,250

		23,194,131

Consumer Staples - 2.1%

Albertson’s LLC 6.625% due 06/15/24 ~	225,000	232,875
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	400,000	424,000
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	500,000	472,500
7.250% due 06/01/21 ~	250,000	260,000
Post Holdings Inc 7.750% due 03/15/24 ~	650,000	715,813
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	225,000	228,094
7.000% due 07/15/24 ~	25,000	25,784

		2,359,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Energy - 9.3%

Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24 ~	$200,000	$205,626
Concho Resources Inc
5.500% due 10/01/22	125,000	126,250
5.500% due 04/01/23	300,000	302,250
Continental Resources Inc 3.800% due 06/01/24	300,000	263,250
Energy Transfer Equity LP 5.875% due 01/15/24	325,000	317,688
EP Energy LLC
6.375% due 06/15/23	500,000	302,500
7.750% due 09/01/22	225,000	138,375
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	325,000	315,250
Halcon Resources Corp
8.625% due 02/01/20 ~	275,000	260,733
12.000% due 02/15/22 ~	77,000	70,647
Hilcorp Energy I LP 7.625% due 04/15/21 ~	725,000	748,563
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	500,000	390,000
Memorial Resource Development Corp 5.875% due 07/01/22	310,000	310,000
Newfield Exploration Co 5.375% due 01/01/26	300,000	293,250
QEP Resources Inc 6.875% due 03/01/21	450,000	456,750
Rice Energy Inc 7.250% due 05/01/23	275,000	280,500
Rose Rock Midstream LP 5.625% due 11/15/23	600,000	525,000
RSP Permian Inc 6.625% due 10/01/22	250,000	258,750
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	1,650,000	1,650,000
Sanchez Energy Corp 7.750% due 06/15/21	275,000	234,438
Summit Midstream Holdings LLC 5.500% due 08/15/22	400,000	346,000
Sunoco Finance Corp
5.500% due 08/01/20 ~	525,000	519,094
6.250% due 04/15/21	200,000	200,874
Targa Resources Partners LP
6.625% due 10/01/20	800,000	820,000
6.750% due 03/15/24 ~	50,000	51,500
Whiting Petroleum Corp 6.250% due 04/01/23	475,000	427,500
WPX Energy Inc 6.000% due 01/15/22	425,000	397,375

		10,212,163

Financials - 8.0%

Ally Financial Inc
4.250% due 04/15/21	350,000	350,437
5.750% due 11/20/25	1,525,000	1,534,531
Equinix Inc REIT
4.875% due 04/01/20	750,000	781,875
5.375% due 04/01/23	25,000	25,937
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	850,000	831,937
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	400,000	406,000
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	400,000	389,500
Jefferies Finance LLC 7.375% due 04/01/20 ~	1,550,000	1,414,375
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/24 ~	175,000	185,500

	Principal Amount	Value
Ocwen Financial Corp 6.625% due 05/15/19	$325,000	$222,625
Outfront Media Capital LLC
5.250% due 02/15/22	225,000	229,219
5.875% due 03/15/25	750,000	775,312
RHP Hotel Properties LP REIT 5.000% due 04/15/23	750,000	748,125
Springleaf Finance Corp 8.250% due 12/15/20	175,000	175,875
The Howard Hughes Corp 6.875% due 10/01/21 ~	675,000	683,438

		8,754,686

Health Care - 7.7%

CHS/Community Health Systems Inc 6.875% due 02/01/22	525,000	462,000
DPx Holdings BV 7.500% due 02/01/22 ~	600,000	618,750
HCA Inc
5.250% due 04/15/25	1,900,000	1,990,250
5.250% due 06/15/26	300,000	312,000
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	512,500
JLL/Delta Dutch Pledgeco BV (Netherlands) 8.750% PIK due 05/01/20 ~	275,000	275,688
LifePoint Health Inc 5.375% due 05/01/24 ~	200,000	201,000
MEDNAX Inc 5.250% due 12/01/23 ~	575,000	583,625
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	375,000	390,188
Quintiles Transnational Corp 4.875% due 05/15/23 ~	750,000	765,000
Tenet Healthcare Corp
5.000% due 03/01/19	75,000	72,938
6.750% due 02/01/20	400,000	396,000
6.750% due 06/15/23	250,000	240,313
Universal Health Services Inc
4.750% due 08/01/22 ~	200,000	203,924
5.000% due 06/01/26 ~	200,000	201,000
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	400,000	343,750
5.500% due 03/01/23 ~	850,000	686,906
7.500% due 07/15/21 ~	250,000	221,719

		8,477,551

Industrials - 16.8%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	109,869	108,221
Accudyne Industries LLC (Luxembourg) 7.750% due 12/15/20 ~	300,000	266,250
Advanced Disposal Services Inc 8.250% due 10/01/20	575,000	586,500
Ahern Rentals Inc 7.375% due 05/15/23 ~	650,000	451,750
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	80,794	81,299
Allegion PLC 5.875% due 09/15/23	800,000	852,000
Allegion US Holding Co Inc 5.750% due 10/01/21	100,000	104,750
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,000,000	1,043,750
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	450,000	466,875
Apex Tool Group LLC 7.000% due 02/01/21 ~	650,000	563,875
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	600,000	573,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
CPG Merger Sub LLC 8.000% due 10/01/21 ~	$650,000	$653,250
Hertz Equipment Rental Corp 7.500% due 06/01/22 ~	525,000	517,125
IHS Inc 5.000% due 11/01/22	675,000	700,313
International Lease Finance Corp
4.625% due 04/15/21	1,625,000	1,677,813
6.250% due 05/15/19	150,000	161,978
Manitowoc Foodservice Inc 9.500% due 02/15/24 ~	440,000	492,800
Masco Corp
4.450% due 04/01/25	600,000	624,060
7.750% due 08/01/29	75,000	88,799
Modular Space Corp 10.250% due 01/31/19 ~	450,000	218,250
Nortek Inc 8.500% due 04/15/21	745,000	773,124
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	200,000	195,444
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	200,000	212,500
Sensata Technologies BV 5.625% due 11/01/24 ~	550,000	573,029
The ADT Corp 6.250% due 10/15/21	1,050,000	1,127,175
TMS International Corp 7.625% due 10/15/21 ~	675,000	475,875
TransDigm Inc
5.500% due 10/15/20	350,000	357,875
6.500% due 07/15/24	500,000	505,000
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	570,568	571,136
4.750% due 10/11/23	67,982	68,663
United Rentals North America Inc
4.625% due 07/15/23	400,000	405,500
5.500% due 07/15/25	400,000	395,500
7.625% due 04/15/22	200,000	214,500
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	498,662	510,505
USG Corp 5.875% due 11/01/21 ~	850,000	893,563
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	29,901	30,462
Zekelman Industries Inc 9.875% due 06/15/23 ~	225,000	228,938
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	650,000	661,375

		18,432,822

Information Technology - 4.7%

Blackboard Inc 7.750% due 11/15/19 ~	675,000	570,375
Commscope Technologies Finance LLC 6.000% due 06/15/25 ~	625,000	643,750
Diamond 1 Finance Corp
5.450% due 06/15/23 ~	350,000	363,436
5.875% due 06/15/21 ~	125,000	128,223
7.125% due 06/15/24 ~	125,000	130,750
First Data Corp
5.000% due 01/15/24 ~	125,000	125,781
5.375% due 08/15/23 ~	700,000	713,482
5.750% due 01/15/24 ~	100,000	99,500
7.000% due 12/01/23 ~	50,000	50,937
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	675,000	604,125
Infor US Inc 6.500% due 05/15/22	125,000	118,673
Microsemi Corp 9.125% due 04/15/23 ~	375,000	414,375

	Principal Amount	Value
NXP BV (Netherlands)
4.125% due 06/01/21 ~	$200,000	$203,500
4.625% due 06/01/23 ~	400,000	408,000
5.750% due 02/15/21 ~	625,000	651,563

		5,226,470

Materials - 11.1%

AK Steel Corp 7.625% due 05/15/20	450,000	430,312
ArcelorMittal (Luxembourg)
6.125% due 06/01/25	200,000	200,000
8.000% due 10/15/39	300,000	292,500
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	567,517	576,029
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	61,765	60,838
7.250% due 05/15/24 ~	200,000	205,125
Berry Plastics Corp 5.125% due 07/15/23	800,000	802,000
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	400,000	465,000
BWAY Holding Co 9.125% due 08/15/21 ~	850,000	818,125
Constellium NV (Netherlands) 7.875% due 04/01/21 ~	250,000	258,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	791,000	772,214
Freeport-McMoRan Inc 3.550% due 03/01/22	850,000	752,250
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	400,000	376,710
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	325,000	299,439
Hexion Inc 6.625% due 04/15/20	625,000	525,813
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	600,000	606,000
Louisiana-Pacific Corp 7.500% due 06/01/20	625,000	646,484
Mustang Merger Corp 8.500% due 08/15/21 ~	350,000	367,500
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	650,000	683,992
Sealed Air Corp
4.875% due 12/01/22 ~	550,000	567,875
5.125% due 12/01/24 ~	25,000	25,781
5.500% due 09/15/25 ~	350,000	365,312
Teck Resources Ltd (Canada)
3.750% due 02/01/23	200,000	152,750
8.000% due 06/01/21 ~	325,000	335,563
Tronox Finance LLC 6.375% due 08/15/20	428,000	319,930
US Concrete Inc 6.375% due 06/01/24	175,000	175,438
Wise Metals Group LLC 8.750% due 12/15/18 ~	700,000	647,500
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	815,687	444,549

		12,173,779

Telecommunication Services - 6.3%

Frontier Communications Corp
8.875% due 09/15/20	225,000	241,031
10.500% due 09/15/22	650,000	690,219
11.000% due 09/15/25	200,000	208,500
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20	650,000	466,375
8.000% due 02/15/24 ~	200,000	198,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	325,000	81,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Level 3 Financing Inc 5.250% due 03/15/26 ~	$575,000	$564,938
Sprint Communications Inc 7.000% due 03/01/20 ~	100,000	105,199
Sprint Corp
7.250% due 09/15/21	750,000	643,125
7.625% due 02/15/25	1,600,000	1,274,000
T-Mobile USA Inc
6.000% due 04/15/24	100,000	104,250
6.250% due 04/01/21	1,315,000	1,376,634
6.375% due 03/01/25	100,000	104,875
6.625% due 04/01/23	500,000	530,435
6.633% due 04/28/21	300,000	314,625

		6,903,456

Utilities - 3.1%

Calpine Corp
5.375% due 01/15/23	200,000	196,000
5.875% due 01/15/24 ~	200,000	209,000
6.000% due 01/15/22 ~	450,000	473,625
Dynegy Inc 7.625% due 11/01/24	750,000	722,812
GenOn Energy Inc 9.875% due 10/15/20	775,000	554,125
NRG Energy Inc
7.250% due 05/15/26 ~	250,000	250,000
7.875% due 05/15/21	287,000	298,480
Talen Energy Supply LLC 6.500% due 06/01/25	800,000	668,000

		3,372,042

Total Corporate Bonds & Notes (Cost $103,053,931)		99,106,166

SENIOR LOAN NOTES - 1.8%

Consumer Discretionary - 0.7%

CDS US Intermediate Holdings Inc (2nd Lien) 9.250% due 07/10/23 §	150,000	136,437
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	650,000	638,828

		775,265

	Principal Amount	Value
Consumer Staples - 0.2%

Albertson’s LLC Term B-4 4.500% due 08/25/21 §	$212,863	$212,930

Industrials - 0.5%

EWT Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	500,000	487,500

Materials - 0.4%

FMG Resources Property Ltd 4.250% due 06/30/19 §	491,928	471,944

Total Senior Loan Notes (Cost $1,950,602)		1,947,639

	Shares
SHORT-TERM INVESTMENT - 4.4%

Money Market Fund - 4.4%

BlackRock Liquidity Funds T-Fund Portfolio	4,785,264	4,785,264

Total Short-Term Investment (Cost $4,785,264)		4,785,264

TOTAL INVESTMENTS - 99.6% (Cost $113,742,186)		109,434,413

OTHER ASSETS & LIABILITIES, NET - 0.4%		468,258

NET ASSETS - 100.0%		$109,902,671

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $208,687 or 0.2% of the Fund’s net assets were in default as of June 30, 2016.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,560,743	$1,560,743	$—	$—
	Closed-End Mutual Funds	2,034,601	2,034,601	—	—
	Corporate Bonds & Notes	99,106,166	—	99,106,166	—
	Senior Loan Notes	1,947,639	—	1,947,639	—
	Short-Term Investment	4,785,264	4,785,264	—	—

	Total Assets	$109,434,413	$8,380,608	$101,053,805	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp Series A1 0.000% * +	1,358	$12,032

Total Convertible Preferred Stocks (Cost $964)		12,032

COMMON STOCKS - 0.1%

Consumer Discretionary - 0.0%

Education Management Corp +	1,220,450	—

Financials - 0.0%

RCS Capital Corp *	3,082	23,115

Health Care - 0.1%

Millennium Health LLC	7,653	26,307

Total Common Stocks (Cost $85,613)		49,422

	Principal Amount
SENIOR LOAN NOTES - 98.2%

Consumer Discretionary - 24.4%

Altice France SA Term B-5 4.563% due 07/29/22 §	$49,750	49,234
Amaya Holdings BV Term B (1st Lien) 5.000% due 08/01/21 §	562,011	546,320
AMC Entertainment Inc 4.000% due 12/15/22 §	199,000	199,393
Answers Corp (1st Lien) 6.250% due 10/01/21 §	147,750	77,568
Ascena Retail Group Inc Tranche B 5.250% due 08/21/22 §	198,963	190,133
Ascend Learning LLC (1st Lien) 5.504% due 07/31/19 §	663,854	664,683
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	125,000	120,937
Tranche B-4
5.000% due 08/04/22 §	587,250	580,153
Auction.Com LLC 6.000% due 05/12/19 §	123,438	123,284
Bass Pro Group LLC 4.000% due 06/05/20 §	246,875	243,788
Block Communications Inc Term B 4.000% due 11/07/21 §	522,037	523,015
Caesars Entertainment Operating Co Inc Term B-6 1.500% due 03/01/17 § Ω	217,047	217,590
Campaign Monitor Finance Property Ltd 6.250% due 03/18/21 §	97,075	93,920
Charter Communications Operating LLC Term I 3.500% due 01/24/23 §	249,375	249,776
Cirque Du Soleil (1st Lien) 5.000% due 07/08/22 §	198,873	194,398
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	175,000	175,292
CS Intermediate Holdco 2 LLC 4.000% due 04/04/21 §	577,901	577,660

	Principal Amount	Value
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	$540,607	$381,668
David’s Bridal Inc 5.250% due 10/11/19 §	70,967	64,314
Dayco Products LLC 5.250% due 12/12/19 §	294,971	293,496
Education Management II LLC
Tranche A
5.500% due 07/02/20 § +	101,866	57,534
Tranche B
8.500% due 07/02/20 § +	184,288	9,878
Entravision Communications Corp Tranche B 3.500% due 05/31/20 §	84,167	83,711
Evergreen (1st Lien) 5.750% due 04/28/21 §	688,735	550,988
Extreme Reach Inc (1st Lien) 7.250% due 02/07/20 §	80,866	80,917
Getty Images Inc 4.750% due 10/18/19 §	599,657	450,118
Go Daddy Operating Co LLC 4.250% due 05/13/21 §	551,967	552,657
Horizon Global Corp Term B 7.000% due 06/30/21 §	47,500	47,500
Hubbard radio LLC 4.250% due 05/27/22 §	66,042	64,721
iHeartCommunications Inc
Tranche D
7.210% due 01/30/19 §	367,529	270,134
Tranche E
7.960% due 07/30/19 §	118,204	86,953
J Crew Group Inc 4.000% due 03/05/21 §	292,000	200,646
JD Power & Associates 5.250% due 06/09/23 §	125,000	125,000
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	283,185	279,815
KC MergerSub Inc (1st Lien) 6.000% due 08/12/22 §	198,999	197,506
KFC Holding Co Term B 2.750% due 06/16/23 §	100,000	100,344
Landry’s Inc 4.000% due 04/30/18 §	7,193	7,199
Laureate Education Inc 5.000% due 06/15/18 §	286,427	276,402
MediArena Acquisition BV Term B (1st Lien) 6.750% due 08/13/21 §	197,117	162,622
Michaels Stores Inc
4.000% due 01/28/20 §	100,754	100,827
Term B
3.750% due 01/28/20 §	315,250	314,790
MPG Holdco I Inc Tranche B-1 3.750% due 10/20/21 §	596,852	593,975
Nord Anglia Education Finance LLC 5.000% due 03/31/21 §	492,462	489,384
Party City Holdings Inc 4.250% due 08/06/22 §	272,922	271,217
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	299,244	298,513
Pilot Travel Centers LLC Tranche B 3.210% due 05/25/23 §	199,485	199,890
ProQuest LLC 5.750% due 10/24/21 §	98,498	95,543
Savers Inc 5.000% due 07/09/19 §	149,355	131,246
Scientific Games International Inc 6.000% due 10/18/20 §	463,125	458,156
Scientific Games Term B-2 6.000% due 10/01/21 §	123,125	121,567
Springer SBM 2 GmbH Term B9 (Germany) 4.500% due 08/14/20 §	198,625	191,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SRAM LLC Term B 4.013% due 04/04/20 §	$188,402	$167,791
Steinway Musical Instruments Inc (1st Lien) 4.750% due 09/19/19 §	292,099	283,336
SurveyMonkey.com LLC 6.250% due 02/07/19 §	292,882	288,489
The Men’s Wearhouse Inc Tranche B 4.500% due 06/18/21 §	118,236	113,704
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	237,427	213,870
The Servicemaster Co LLC 4.250% due 07/01/21 §	493,719	494,410
TI Group Automotive Systems LLC 4.500% due 06/30/22 §	148,875	146,270
Townsquare Media Inc 4.250% due 04/01/22 §	400,000	399,250
Toys ‘R’ US Property Co I LLC 6.000% due 08/21/19 §	457,265	417,064
Travelport Finance SARL Term B (Luxembourg) 5.000% due 09/02/21 §	300,734	298,854
Univision Communications Inc (1st Lien) 4.000% due 03/01/20 §	555,900	553,170
Wash MultiFamily Acquisition Inc
(1st Lien)
4.250% due 04/30/22 §	148,760	146,901
4.250% due 05/16/22 §	26,052	25,727
Weight Watchers International Inc Tranche B-2 3.880% due 04/02/20 §	551,750	413,813
Zuffa LLC 3.750% due 02/25/20 §	488,615	487,622

		16,888,236

Consumer Staples - 8.7%

AdvancePierre Foods Inc 4.750% due 06/02/23 §	275,000	275,069
Albertson’s LLC Term B-6 4.750% due 06/22/23 §	1,121,633	1,121,720
Charger OpCo BV Term B-1 (Netherlands) 4.250% due 07/02/22 §	246,166	246,782
Clearwater Seafoods Ltd Partnership Term B 4.750% due 06/26/19 §	403,619	405,133
Del Monte Foods Inc (1st Lien) 4.254% due 02/18/21 §	395,949	371,532
Dole Food Co Inc Tranche B 4.502% due 11/01/18 §	522,768	521,788
Flavors Holdings Inc Tranche B (1st Lien) 6.750% due 04/03/20 §	91,250	81,098
JBS USA LLC
3.750% due 09/18/20 §	497,442	498,686
4.000% due 10/30/22 §	74,625	74,555
Keurig Green Mountain Term B 5.250% due 03/03/23 §	378,667	379,692
NBTY Inc Term B 5.000% due 05/05/23 §	375,000	373,477
Reynolds Group Holdings 4.500% due 12/01/18 §	566,389	567,162
Spectrum Brands Inc 3.507% due 06/23/22 §	190,664	191,006
Supervalu Inc 5.500% due 03/21/19 §	649,378	648,431
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	266,063	266,561

		6,022,692

Energy - 3.8%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 § Ω	73,313	38,489
Arch Coal Inc 7.500% due 05/16/18 § Ω	386,203	181,998

	Principal Amount	Value
Bronco Midstream Funding LLC 5.000% due 08/17/20 §	$492,347	$444,343
CITGO Holding Inc 9.500% due 05/12/18 §	112,025	113,005
Drillships Ocean Ventures Inc 5.500% due 07/25/21 §	63	38
Fieldwood Energy LLC
3.875% due 10/01/18 §	505,897	439,498
8.000% due 08/31/20 §	75,000	62,813
(1st Lien)
8.375% due 09/30/20 §	99,123	53,031
(2nd Lien)
8.375% due 09/30/20 §	100,877	28,687
Murray Energy Corp
Term B-1
7.000% due 04/17/17 §	49,546	42,485
Term B-2
7.500% due 04/16/20 §	272,861	200,007
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 * § Ω	100,000	5,813
Seadrill Operating LP 4.000% due 02/21/21 §	487,805	218,903
Sheridan Investment Partners I LLC Tranche B-2 4.250% due 10/01/19 §	440,822	251,269
Sheridan Investment Partners II LP
4.500% due 12/11/20 §	244,524	155,273
4.500% due 12/16/20 §	12,686	8,055
Term A2
4.250% due 12/11/20 §	33,928	21,544
Sheridan Production Partners I-A LP Tranche B-2 4.250% due 10/01/19 §	58,413	33,295
Sheridan Production Partners I-M LP Tranche B-2 4.250% due 10/01/19 §	35,679	20,337
Tervita Corp 6.250% due 05/15/18 §	364,294	349,267

		2,668,150

Financials - 7.7%

Alliant Holdings I LLC 4.500% due 08/12/22 §	222,750	220,337
Amwins Group LLC (1st Lien) 4.750% due 09/06/19 §	120,813	120,903
Aretec Group Inc
(1st Lien)
8.000% due 11/23/20 §	96,243	96,483
(2nd Lien)
6.500% due 05/23/21 §	252,802	193,394
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	492,263	484,879
AssuredPartners Capital Inc (1st Lien) 5.750% due 10/21/22 §	99,563	99,190
Citco Funding LLC 4.250% due 06/29/18 §	523,264	522,283
Corporate Capital Trust Inc Term B 4.000% due 05/20/19 §	220,429	218,908
DTZ Worldwide Ltd 4.250% due 11/04/21 §	247,514	245,287
Harbourvest Partners LP 3.250% due 02/04/21 §	277,330	274,095
ION Trading Technologies SARL Tranche B-1 (Luxembourg) 4.250% due 06/10/21 §	202,879	201,864
IPC Corp Term B-1 (1st Lien) 5.500% due 08/06/21 §	246,875	225,891
MCS AMS Sub-Holdings LLC 7.500% due 10/15/19 § +	62,344	57,331
MGM Growth Properties Operating Partnership LP Term B 4.000% due 04/25/23 §	199,500	200,155

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
NXT Capital Inc 6.250% due 05/29/20 §	$74,048	$74,048
Ocwen Loan Servicing LLC 5.500% due 02/15/18 §	330,840	325,464
PGX Holdings Inc (1st Lien) 5.750% due 09/29/20 §	234,706	234,608
Realogy Corp Term B 3.750% due 03/05/20 §	497,449	497,884
Salient Partners LP 9.500% due 06/09/21 §	97,625	93,964
USI Inc 4.250% due 12/27/19 §	296,193	293,712
Walker & Dunlop Inc 5.250% due 12/20/20 §	270,318	270,993
Walter Investment Management Corp Tranche B 4.750% due 12/18/20 §	468,290	377,949

		5,329,622

Health Care - 13.0%

ADMI Corp 5.250% due 04/29/22 §	248,996	249,619
Alere Inc Term B 4.250% due 06/20/22 §	184,521	183,916
AMAG Pharmaceuticals Inc 4.750% due 08/17/21 §	96,250	95,648
Amneal Pharmaceuticals LLC Term B 4.501% due 11/01/19 §	599,915	599,165
Auris Luxembourg III SARL Facility B4 4.250% due 01/17/22 §	98,753	98,444
Aveta Inc 9.750% due 12/30/17 §	45,268	31,009
CHG Healthcare Services Inc (1st Lien) 4.750% due 06/07/23 §	199,500	199,625
CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 §	339,140	330,529
Term H
4.000% due 01/27/21 §	374,767	365,866
CPI Buyer LLC (1st Lien) 5.500% due 08/16/21 §	290,647	284,834
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.750% due 06/27/22 §	298,500	294,422
Envision Healthcare Corp Tranche B-2 4.500% due 10/28/22 §	497,500	498,344
Global Healthcare Exchange LLC 5.250% due 08/15/22 §	99,500	99,687
Great Batch Term B 5.250% due 10/27/22 §	199,750	198,689
Horizon Pharma Inc 4.500% due 05/07/21 §	172,878	168,934
Indivior Finance SARL (United Kingdom) 7.000% due 12/19/19 §	140,625	139,922
InVentiv Health Inc Term B-4 7.750% due 05/15/18 §	963,957	966,668
JLL/Delta Dutch Newco BV 4.250% due 03/11/21 §	490,000	478,485
Kindred Healthcare Inc 4.250% due 04/09/21 §	1,180,927	1,151,404
MMM Holdings Inc 9.750% due 12/12/17 §	62,267	42,653
Multiplan Inc Term B 5.000% due 06/07/23 §	250,000	251,027
New Millennium Holdco Inc 7.500% due 12/21/20 §	260,662	191,261
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	399,672	384,684
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	445,687	442,734

	Principal Amount	Value
Steward Health Care System LLC 6.750% due 04/10/20 §	$488,693	$483,807
Valeant Pharmaceuticals Series F-1 Tranche B 5.000% due 04/01/22 §	760,825	740,960

		8,972,336

Industrials - 15.2%

Accudyne Industries LLC 4.000% due 12/13/19 §	370,858	334,700
AlixPartners LLP 4.500% due 07/15/22 §	74,438	74,500
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	366,387	215,252
Apex Tool Group LLC 4.500% due 01/31/20 §	198,972	196,423
Bombardier Recreational Products Inc Term B (Canada) 3.750% due 06/30/23 §	375,000	370,781
CPG International Inc 4.750% due 09/30/20 §	293,955	290,280
CPM Acquisition Corp (1st Lien) 6.000% due 04/11/22 §	174,185	174,240
CSC Holdings LLC 5.000% due 10/09/22 §	375,000	376,500
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	421,370	418,210
Dynacast International LLC Term B-1 (1st Lien) 4.500% due 01/28/22 §	273,557	274,241
EnergySolutions LLC 6.750% due 05/29/20 §	99,375	96,891
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	736,757	734,915
Floatel Delaware LLC 6.000% due 06/27/20 §	72,007	45,004
Gardner Denver Inc 4.250% due 07/30/20 §	1,079,337	994,002
Gates Global LLC 4.250% due 07/06/21 §	873,179	832,249
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	459,000	456,275
Granite Acquisition Inc
Term B (1st Lien)
5.000% due 12/17/21 §	353,807	339,950
Term C (1st Lien)
5.000% due 12/17/21 §	15,805	15,186
IG Investments Holdings LLC Tranche B 6.000% due 10/31/21 §	219,028	217,933
Kenan Advantage Group Holdings Corp
4.000% due 07/29/22 §	271,090	270,074
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	97,436	98,288
Milacron LLC 4.250% due 09/28/20 §	165,068	165,481
Pelican Products Inc (1st Lien) 5.250% due 04/10/20 §	180,217	174,585
Prime Security Services Borrower LLC Term B-1 (1st Lien) 4.750% due 05/02/22 §	100,000	100,250
Rexnord LLC Term B 4.000% due 08/21/20 §	997,731	990,561
Sensus USA Inc (1st Lien) 6.500% due 12/30/99 §	125,000	124,063
SIG Combibloc Holdings SCA 4.250% due 03/11/22 §	370,313	369,416
Stena International SA (Sweden) 4.000% due 03/03/21 §	219,938	183,923
Tecomet Inc (1st Lien) 5.750% due 12/03/21 §	98,003	93,592
TransDigm Inc
Term C
3.750% due 02/28/20 §	95,521	95,215

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Tranche D
3.750% due 06/04/21 §	$245,000	$243,119
Tranche F
3.750% due 06/09/23 §	256,189	253,442
Zekelman Industries Inc 6.000% due 06/14/21 §	862,376	862,376

		10,481,917

Information Technology - 11.9%

Ancestry.com Inc 5.000% due 08/29/22 §	297,750	297,563
Avago Technologies Cayman Ltd Term B-1 4.250% due 02/01/23 §	847,875	848,876
Commscope Inc Tranche 5 3.750% due 12/29/22 §	198,999	199,403
Cypress Semiconductor Corp 6.500% due 07/05/21 §	100,000	99,563
Dell International LLC Term B-2 4.000% due 04/29/20 §	690,547	690,201
EIG Investors Corp (1st Lien) 6.480% due 11/09/19 §	958,914	918,160
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	233,637	221,955
First Data Corp 4.202% due 07/08/22 §	300,000	297,625
Informatica Corp 4.500% due 08/05/22 §	272,938	266,523
Kronos Acquisition Intermediate Inc 6.000% due 08/26/22 §	148,875	147,262
Lattice Semiconductor Corp 5.250% due 03/10/21 §	221,124	216,702
MA FinanceCo LLC
Tranche B
5.250% due 11/19/21 §	130,853	130,984
Tranche C
4.500% due 11/20/19 §	135,000	134,983
Match Group Inc Term B-1 5.500% due 11/16/22 §	48,750	49,238
Mitel US Holdings Inc 5.500% due 04/29/22 §	91,386	91,577
NXP BV Tranche B (Netherlands) 3.750% due 12/07/20 §	93,310	93,616
ON Semiconductor Corp 5.250% due 03/31/23 §	100,000	100,696
Opal Acquisition Inc (1st Lien) 5.000% due 11/20/20 §	218,250	191,514
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	429,487	405,865
Smart Technologies ULC Term B (Canada) 10.500% due 01/31/18 § +	19,531	19,553
SS&C European Holdings SARL
Term B-1
4.000% due 07/08/22 §	215,852	216,141
Term B-2
4.000% due 07/08/22 §	30,663	30,704
SunEdison Semiconductor BV 6.500% due 05/27/19 §	98,871	96,647
Sybil Finance BV 4.250% due 03/20/20 §	599,456	596,334
Veritas US Inc Term B-1 6.625% due 01/27/23 §	150,000	131,250
Vertafore Inc (1st Lien) 4.750% due 06/30/23 §	200,000	199,688
Wall Street Systems Delaware Inc 4.250% due 04/30/21 §	398,810	398,062
Western Digital Corp Term B 6.250% due 04/29/23 §	275,000	276,547
Zebra Technologies Corp 4.000% due 10/27/21 §	835,893	838,854

		8,206,086

	Principal Amount	Value
Materials - 9.6%

Axalta Coating Systems Dutch Holding BV Term B 3.750% due 02/01/20 §	$293,848	$293,940
Berry Plastics Corp
Term G
3.500% due 01/06/21 §	90,611	90,108
Term H
3.750% due 10/01/22 §	90,226	89,719
Fairmount Minerals Ltd Tranche B-2 4.500% due 09/05/19 §	735,530	600,989
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	559,492	536,763
Gemini HDPE LLC 4.750% due 08/06/21 §	344,127	341,546
Hilex Novolex (1st Lien) 6.000% due 12/05/21 §	493,629	495,171
Huntsman International LLC
3.750% due 10/01/21 §	307,162	306,650
Term B-1
4.250% due 04/01/23 §	49,875	50,000
Ineos US Finance LLC 4.250% due 03/31/22 §	598,749	590,517
Kraton Polymers LLC 6.000% due 01/06/22 §	125,000	123,328
MacDermid Inc
Tranche B (1st Lien)
5.500% due 06/07/20 §	665,569	657,943
Tranche B-2
5.500% due 06/07/20 §	73,875	72,905
Minerals Technologies Inc Term B-1 3.750% due 05/10/21 §	229,339	229,289
Neenah Foundry Co 6.750% due 04/26/17 §	58,503	58,211
NM Z Parent Inc 5.500% due 06/27/22 §	247,500	247,964
Noranda Aluminum Term B 5.750% due 02/28/19 § Ω	120,313	62,111
Oxea SARL Tranche B-2 (1st Lien) 4.250% due 01/15/20 §	73,125	69,469
PQ Corp Tranche B-1 5.750% due 11/04/22 §	125,000	125,287
Summit Materials LLC 4.000% due 07/15/22 §	372,742	372,519
Trinseo Materials Operating SCA Term B 4.250% due 10/13/21 §	643,500	642,293
Tronox Inc Term B 4.500% due 03/19/20 §	595,883	570,806

		6,627,528

Telecommunication Services - 1.5%

Intelsat Jackson Holdings SA Tranche B-2 (Luxembourg) 3.750% due 06/30/19 §	700,000	636,125
Numericable US LLC Term B-7 5.000% due 01/15/24 §	75,000	74,953
Syniverse Holdings Inc Tranche B 4.000% due 04/23/19 §	362,732	273,862
Telenet Financing USD LLC Term AD 4.250% due 06/30/24 §	75,000	74,686

		1,059,626

Utilities - 2.4%

Calpine Corp 3.500% due 05/27/22 §	719,491	712,746
Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	696,410	683,062

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
TPF II LC LLC 5.520% due 10/02/21 §	$190,608	$190,460
Viva Alamo LLC 5.250% due 02/22/21 §	73,682	56,736

		1,643,004

Total Senior Loan Notes (Cost $71,113,810)		67,899,197

	Shares
SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,873,860	1,873,860

Total Short-Term Investment (Cost $1,873,860)		1,873,860

TOTAL INVESTMENTS - 101.0% (Cost $73,074,247)		69,834,511

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(722,534)

NET ASSETS - 100.0%		$69,111,977

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $156,328 or 0.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees.

(b)	Investments with a total aggregate value of $506,001 or 0.7% of the Fund’s net assets were in default as of June 30, 2016.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $122,178 or 0.2% of net assets as of June 30, 2016, which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Arch Coal Inc	$95,000	$99,500	$4,500
Kenan Advantage Group Holdings Corp	27,178	27,332	154

	$122,178	$126,832	$4,654

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks	$12,032	$—	$—	$12,032
	Common Stocks	49,422	—	49,422	—
	Senior Loan Notes	67,899,197	—	67,063,353	835,844
	Short-Term Investment	1,873,860	1,873,860	—	—
	Unfunded Loan Commitments	4,654	—	4,654	—

	Total	$69,839,165	$1,873,860	$67,117,429	$847,876

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2016:

	Convertible Preferred Stocks	Senior Loan Notes	Total
Value, Beginning of Period	$11,815	$2,800,565	$2,812,380
Purchases	—	260,880	260,880
Sales (Includes Paydowns)	—	(598,232)	(598,232)
Accrued Discounts (Premiums)	—	(407,875)	(407,875)
Net Realized Gains (Losses)	—	(179,025)	(179,025)
Change in Net Unrealized Appreciation (Depreciation)	217	856,327	856,544
Transfers In	—	203,671	203,671
Transfers Out	—	(2,100,467)	(2,100,467)

Value, End of Period	$12,032	$835,844	$847,876

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$217	($631)	($414)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Additional information about Level 3 fair value measurements as of June 30, 2016 was as follows:

	Value at 06/30/16	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Convertible Preferred Stocks	$12,032	Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Probability of default	45.0% - 65.0%	55.0%
			Projected revenue growth	(13.0%) - 3.6%	(4.7%	)
			Projected EBITDA growth	0.0% - 6.7%	3.3%
			EBITDA Multiple	1.0 - 7.4	4.2

Common Stocks	—	Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Probability of default	45.0% - 65.0%	55.0%
			Projected revenue growth	(13.0%) - 3.6%	(4.7%	)
			Projected EBITDA growth	0.0% - 6.7%	3.3%
			EBITDA Multiple	1.0 - 7.4	4.2

Senior Loan Notes	144,296	Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Probability of default	45.0% - 65.0%	55.0%
			Estimated liquidation value	0.0% - 70.0%	35.0%

		Demand Yield Model	Spread to LIBOR	(3.0%) - 7.8%	2.4%

A significant increase in the discount for lack of marketability, probability of default, or spread to LIBOR could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Weighted Probability Average: In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a senior loan note, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Factors in this model may include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale and are probability weighted based on analysis.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a total aggregate value of $691,548 in senior loan notes were provided by a single broker quote.

Transfers between different levels of the fair value hierarchy during the three-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$203,671	2	3	Vendor Price	Unobservable Single Broker Quote
2,100,467	3	2	Unobservable Single Broker Quote	Vendor Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.1%

Financials - 1.7%

HSBC Holdings PLC (United Kingdom) 2.950% due 05/25/21	$200,000	$202,231
The Goldman Sachs Group Inc 1.853% due 09/15/20 §	100,000	99,864

		302,095

Industrials - 1.2%

International Lease Finance Corp
6.750% due 09/01/16 ~	100,000	100,539
7.125% due 09/01/18 ~	100,000	110,044

		210,583

Information Technology - 0.2%

Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	35,000	35,465

Total Corporate Bonds & Notes (Cost $604,604)		548,143

MORTGAGE-BACKED SECURITIES - 13.7%

Collateralized Mortgage Obligations - Commercial - 1.0%

JP Morgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	98,044	98,924
Morgan Stanley Capital I Trust 5.906% due 06/11/49 " §	71,351	74,048

		172,972

Collateralized Mortgage Obligations - Residential - 6.7%

Banc of America Mortgage Trust 2.666% due 07/25/35 " §	72,405	66,815
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/35 " §	10,605	10,664
2.924% due 03/25/35 " §	8,939	9,020
3.090% due 03/25/35 " §	35,179	35,349
Citigroup Mortgage Loan Trust Inc
2.430% due 09/25/35 " §	16,005	15,961
2.760% due 09/25/35 " §	13,582	13,472
Countrywide Home Loan Mortgage Pass-Through Trust 2.698% due 01/19/34 " §	34,836	33,456
Fannie Mae
0.803% due 07/25/37 " §	84,116	84,529
0.833% due 07/25/37 " §	86,174	86,723
0.893% due 05/25/36 " §	70,925	71,176
0.898% due 02/25/37 " §	20,843	20,842
1.133% due 02/25/41 " §	171,697	173,250
First Horizon Mortgage Pass-Through Trust 2.828% due 06/25/35 " §	38,192	36,856
GSR Mortgage Loan Trust 2.876% due 09/25/35 " §	28,710	28,895
JP Morgan Mortgage Trust 2.901% due 06/25/35 " §	67,396	66,632
Merrill Lynch Mortgage Investors Trust 2.515% due 12/25/34 " §	93,553	93,524
Reperforming Loan REMIC Trust 0.793% due 06/25/35 " § ~	11,276	10,053
Residential Accredit Loans Inc Trust 0.633% due 06/25/46 " §	110,504	45,025
Structured Adjustable Rate Mortgage Loan Trust 0.703% due 02/25/35 " §	25,260	21,733
Structured Asset Mortgage Investments II Trust 0.663% due 05/25/36 " §	95,671	74,168
Wells Fargo Mortgage Backed Securities Trust 2.954% due 10/25/35 " §	178,059	179,625

		1,177,768

	Principal Amount	Value
Fannie Mae - 6.0%

3.500% due 08/01/46 "	$1,000,000	$1,053,789

Total Mortgage-Backed Securities (Cost $2,357,812)		2,404,529

ASSET-BACKED SECURITIES - 12.0%

Bear Stearns Asset-Backed Securities Trust 2.553% due 03/25/35 " §	274,640	259,654
Elm CLO Ltd (Cayman) 2.021% due 01/17/23 " § ~	552,138	555,562
Freddie Mac Structured Pass-Through Securities 0.733% due 09/25/31 " §	1,385	1,368
Hillmark Funding Ltd CLO (Cayman) 0.904% due 05/21/21 " § ~	377,895	370,392
SLM Student Loan Trust 0.000% due 12/15/23 " §	EUR 869,082	917,594
Wood Street II BV CLO (Netherlands) 0.117% due 03/29/21 " § ~	6,863	7,604

Total Asset-Backed Securities (Cost $2,352,292)		2,112,174

U.S. TREASURY OBLIGATIONS - 106.9%

U.S. Treasury Bonds - 2.3%

2.500% due 02/15/46	$260,000	270,989
3.000% due 05/15/45	110,000	126,575

		397,564

U.S. Treasury Inflation Protected Securities - 104.6%

0.125% due 04/15/18 ^	144,906	147,121
0.125% due 04/15/19 ^	3,390,019	3,463,206
0.125% due 04/15/20 ^	674,315	690,212
0.125% due 07/15/22 ^	145,660	149,108
0.125% due 01/15/23 ^	1,782,883	1,808,651
0.125% due 07/15/24 ^	191,452	193,637
0.250% due 01/15/25 ^	489,928	497,962
0.375% due 07/15/23 ^	678,559	702,583
0.375% due 07/15/25 ^	403,572	415,981
0.625% due 07/15/21 ^	1,135,880	1,196,978
0.625% due 01/15/24 ^	892,115	935,136
0.625% due 01/15/26 ^	463,192	488,225
0.750% due 02/15/42 ^	211,772	212,834
0.750% due 02/15/45 ^	203,210	204,709
1.000% due 02/15/46 ^	888,606	961,262
1.125% due 01/15/21 ^	448,438	480,135
1.250% due 07/15/20 ^	1,217,781	1,309,916
1.375% due 02/15/44 ^	615,966	713,883
1.750% due 01/15/28 ^	456,832	534,877
2.125% due 02/15/40 ^	33,209	43,525
2.125% due 02/15/41 ^	109,256	144,461
2.375% due 01/15/25 ^	139,624	166,913
2.375% due 01/15/27 ^	593,215	729,129
2.500% due 01/15/29 ^	568,344	721,290
3.375% due 04/15/32 ^	40,439	59,320
3.625% due 04/15/28 ^	88,757	122,998
3.875% due 04/15/29 ^	931,469	1,343,759

		18,437,811

Total U.S. Treasury Obligations (Cost $18,476,021)		18,835,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 14.8%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	$116,248
Deutsche Bundesrepublik Inflation-Linked (Germany) 1.750% due 04/15/20 ^ ~	328,383	402,699
France Government OAT (France) 2.250% due 07/25/20 ^ ~	304,810	385,584
Italy Buoni Poliennali Del Tesoro (Italy)
2.350% due 09/15/24 ^ ~	100,412	128,159
3.100% due 09/15/26 ^ ~	52,981	72,852
Mexican Udibonos (Mexico) 4.500% due 12/04/25 ^	MXN 3,428,961	214,217
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 200,000	153,927
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 64,698	98,610
0.125% due 03/22/26 ^ ~	374,525	581,226
0.125% due 03/22/44 ^ ~	183,308	359,885
0.125% due 03/22/46 ^ ~	49,686	100,119

Total Foreign Government Bonds & Notes (Cost $2,648,536)		2,613,526

PURCHASED OPTIONS - 0.2%
(See Note (e) in Notes to Schedule of Investments) (Cost $68,440)		36,346

	Shares
SHORT-TERM INVESTMENT - 5.7%

Money Market Fund - 5.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,008,106	1,008,106

Total Short-Term Investment (Cost $1,008,106)		1,008,106

TOTAL INVESTMENTS - 156.4% (Cost $27,515,811)		27,558,199

OTHER ASSETS & LIABILITIES, NET - (56.4%)		(9,933,010)

NET ASSETS - 100.0%		$17,625,189

Notes to Schedule of Investments

(a)	As of June 30, 2016, the amount of $362,101 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2016 was $18,085,579 at a weighted average interest rate of 0.426%.

(c)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/16)	10	$4,360
Eurodollar (12/17)	12	7,911
U.S. Treasury 5-Year Notes (09/16)	7	15,522

		27,793

Short Futures Outstanding
Euro-BTP (09/16)	1	(2,198)
Euro-Bund (09/16)	2	(4,429)
Eurodollar (12/17)	9	(5,840)
Eurodollar (12/18)	10	(6,783)
U.S. Treasury 10-Year Notes (09/16)	2	(1,971)

		(21,221)

Total Futures Contracts		$6,572

(d)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	19,000	USD	14,033	08/16	GSC	$115
CAD	1,040,000	USD	818,769	07/16	CIT	(13,739)
CNY	1,303,474	USD	198,000	08/16	CIT	(2,137)
EUR	1,967,826	USD	2,176,415	07/16	BRC	7,787
EUR	725,000	USD	821,522	07/16	GSC	(16,802)
EUR	8,000	USD	9,025	07/16	RBC	(146)
EUR	34,019	USD	38,320	08/16	CIT	(509)
EUR	1,340,744	USD	1,527,039	08/16	UBS	(36,835)
GBP	8,000	USD	11,108	07/16	BRC	(458)
GBP	21,000	USD	30,402	07/16	CIT	(2,445)
GBP	8,000	USD	11,809	07/16	GSC	(1,159)
MXN	4,043,110	USD	221,348	08/16	JPM	(1,419)
NZD	214,000	USD	151,435	08/16	CIT	1,023
NZD	214,000	USD	144,644	08/16	JPM	7,814
USD	25,710	AUD	36,000	08/16	JPM	(1,096)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	827,244	CAD	1,080,000	07/16	CIT	($8,749)
USD	187,436	CAD	240,000	07/16	CIT	1,659
USD	64,000	CNY	443,008	01/17	DUB	(2,282)
USD	63,608	CNY	434,254	01/17	JPM	(981)
USD	253,264	CNY	1,657,612	08/16	CIT	4,187
USD	3,011,421	EUR	2,700,826	07/16	GSC	13,619
USD	2,178,660	EUR	1,967,826	08/16	BRC	(7,770)
USD	10,068	EUR	8,781	08/16	CIT	308
USD	1,565,684	EUR	1,365,982	08/16	UBS	47,428
USD	1,415,925	GBP	975,000	07/16	GSC	117,894
USD	34,648	GBP	24,000	07/16	JPM	2,697
USD	80,316	MXN	1,476,000	08/16	CIT	27
USD	321,039	MXN	5,814,334	08/16	JPM	4,762
USD	427,303	NZD	628,000	08/16	GSC	(20,098)

Total Forward Foreign Currency Contracts						$92,695

(e)	Purchased options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - JPY versus USD	JPY 111.50	07/07/16	DUB	$50,000	$318	$—

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.100%	09/28/16	GSC	$500,000	$1,700	$1,641
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/13/16	MSC	100,000	843	807
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	100,000	10,035	12,111

							12,578	14,559

Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	DUB	8,300,000	2,656	1
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	07/05/16	MSC	9,400,000	3,243	1
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	07/05/16	CIT	4,600,000	1,568	46
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	07/11/16	CIT	2,900,000	464	—
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	08/08/16	RBS	4,500,000	1,575	22
Put - 10-Year Interest Rate Swap	Receive	3-Month JPY-LIBOR	0.300%	11/14/16	JPM	JPY 10,000,000	391	223
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	12/27/16	CIT	$2,500,000	2,178	196
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	12/27/16	GSC	4,700,000	4,177	369
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	100,000	10,035	7,445
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.605%	10/17/18	MSC	100,000	9,200	4,633
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.860%	10/23/18	DUB	200,000	13,640	6,523

							49,127	19,459

							$61,705	$34,018

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - 5-Year U.S. Treasury Notes (08/16)	$123.00	07/22/16	CME	4	$661	$406
Call - 10-Year U.S. Treasury Notes (08/16)	133.50	07/22/16	CME	3	760	1,313
Call - 10-Year U.S. Treasury Notes (08/16)	134.50	07/22/16	CME	3	1,463	609

					2,884	2,328

Put - United Kingdom 90-Day LIBOR (12/16)	GBP 98.50	12/21/16	ICE	26	3,109	—
Put - United Kingdom 90-Day LIBOR (06/17)	98.50	06/21/17	ICE	7	424	—

					3,533	—

					$6,417	$2,328

Total Purchased Options					$68,440	$36,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(f)	Transactions in written options for the three-month period ended June 30, 2016 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2016	70	540,000	—	11,860,000	$170,933
Call Options Written	—	260,000	—	2,210,000	6,112
Put Options Written	33	200,000	100,000	850,000	2,726
Put Options Closed	—	—	—	(4,300,000)	(86,215)
Call Options Expired	(17)	(200,000)	—	(730,000)	(9,325)
Put Options Expired	(53)	(340,000)	—	(230,000)	(6,078)

Outstanding, June 30, 2016	33	460,000	100,000	9,660,000	$78,153

(g)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices - Buy Protection

Description	Exercise Rate	Expiration Date	Counter- Party	Notional Amount	Premium	Value
Call - iTraxx Europe 25 5Y	0.700%	07/20/16	JPM	EUR 200,000	$263	($79)
Call - CDX IG 26 5Y	0.750%	07/20/16	JPM	$500,000	425	(364)

					688	(443)

Credit Default Swaptions on Credit Indices - Sell Protection

Put - CDX IG 26 5Y	1.000%	07/20/16	JPM	500,000	610	(73)
Put - iTraxx Europe 25 5Y	1.000%	07/20/16	JPM	EUR 200,000	316	(145)
Put - CDX IG 26 5Y	1.200%	09/21/16	JPM	$100,000	150	(64)

					1,076	(282)

					$1,764	($725)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 19.00	08/11/16	JPM	$110,000	$1,242	($1,016)
Call - EUR versus USD	$1.17	09/15/16	JPM	EUR 60,000	523	(189)

					1,765	(1,205)

Put - JPY versus USD	JPY 104.80	07/07/16	DUB	$50,000	375	(813)

					$2,140	($2,018)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	$700,000	$7,910	($6,731)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(439)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(189)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,823	(717)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(81)

						$44,713	($8,157)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.850%	07/25/16	CIT	$100,000	$157	($517)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.000%	07/25/16	MSC	300,000	900	(2,957)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.890%	09/28/16	GSC	1,000,000	1,750	(1,640)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.765%	12/13/16	MSC	200,000	852	(802)

							3,659	(5,916)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	07/25/16	CIT	100,000	157	(12)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	07/25/16	MSC	100,000	438	(1)
Put - 5-Year Interest Rate Swap	Pay	3-Month GBP-LIBOR	2.185%	08/12/16	BRC	GBP 100,000	561	(9)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	10/17/18	MSC	$500,000	9,920	(4,281)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	10/23/18	DUB	1,000,000	14,080	(6,272)

							25,156	(10,575)

							$28,815	($16,491)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - United Kingdom 90-Day LIBOR (12/16)	GBP 98.00	12/21/16	ICE	26	$602	$—
Put - United Kingdom 90-Day LIBOR (06/17)	98.00	06/21/17	ICE	7	119	—

					$721	$—

Total Written Options					$78,153	($27,391)

(h)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	0.500%	01/17/47	DUB	$60,000	($1,555)	($1,864)	$309
CMBX NA AAA 7	0.500%	01/17/47	MSC	40,000	(1,037)	(1,242)	205

					(2,592)	(3,106)	514

			Exchange
CDX HY 26 5Y	5.000%	06/20/21	ICE	510,000	(25,102)	(22,732)	(2,370)

					($27,694)	($25,838)	($1,856)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers	MSC	2.058%	05/12/25	$700,000	$34,112	$—	$34,112
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 400,000	40,810	—	40,810
GBP Retail Price	GSC	3.140%	01/14/30	GBP 300,000	20,983	—	20,983
GBP Retail Price	CIT	3.190%	04/15/30	300,000	20,967	—	20,967
GBP Retail Price	GSC	3.320%	05/15/30	100,000	10,075	—	10,075
GBP Retail Price	CIT	3.430%	06/15/30	200,000	25,135	138	24,997
GBP Retail Price	DUB	3.100%	06/15/31	100,000	(327)	—	(327)

					151,755	138	151,617

	Exchange
3-Month CAD-CDOR	CME	0.900%	04/17/18	CAD 600,000	252	188	64
3-Month USD-LIBOR	CME	1.250%	06/15/18	$1,000,000	9,969	(569)	10,538

					10,221	(381)	10,602

					$161,976	($243)	$162,219

Interest Rate Swaps - Receive Floating Rate
Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco	JPM	0.580%	10/15/17	EUR 100,000	($689)	$—	($689)
Eurostat Eurozone HICP Ex Tobacco	DUB	0.605%	09/15/18	100,000	(719)	—	(719)
Eurostat Eurozone HICP Ex Tobacco	CIT	0.806%	04/15/21	200,000	(616)	—	(616)
Eurostat Eurozone HICP Ex Tobacco	GSC	1.090%	06/15/26	20,000	(157)	—	(157)

					(2,181)	—	(2,181)

	Exchange
3-Month USD-LIBOR	CME	1.500%	12/16/17	$1,100,000	(12,845)	(7,229)	(5,616)
3-Month USD-LIBOR	CME	0.996%	04/05/18	500,000	(1,145)	—	(1,145)
3-Month USD-LIBOR	CME	2.500%	02/22/26	1,100,000	(36,618)	—	(36,618)
3-Month USD-LIBOR	CME	2.400%	03/16/26	550,000	(15,512)	—	(15,512)
3-Month USD-LIBOR	CME	2.300%	04/21/26	300,000	6,872	—	6,872
6-Month GBP-LIBOR	CME	1.500%	09/21/26	GBP 820,000	(50,339)	5,771	(56,110)
3-Month USD-LIBOR	CME	1.750%	12/21/26	$360,000	(9,446)	(10,176)	730
3-Month USD-LIBOR	LCH	1.750%	12/21/26	1,700,000	(49,422)	(10,849)	(38,573)
6-Month GBP-LIBOR	CME	2.000%	09/16/45	GBP 200,000	(48,263)	22,710	(70,973)
6-Month JPY-LIBOR	CME	1.500%	12/21/45	JPY 6,000,000	(22,674)	(17,376)	(5,298)
6-Month GBP-LIBOR	CME	1.750%	03/15/47	GBP 80,000	(14,605)	56	(14,661)

					(253,997)	(17,093)	(236,904)

					($256,178)	($17,093)	($239,085)

					($94,202)	($17,336)	($76,866)

Total Swap Agreements					($121,896)	($43,174)	($78,722)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$548,143	$—	$548,143	$—
	Mortgage-Backed Securities	2,404,529	—	2,404,529	—
	Asset-Backed Securities	2,112,174	—	2,112,174	—
	U.S. Treasury Obligations	18,835,375	—	18,835,375	—
	Foreign Government Bonds & Notes	2,613,526	—	2,613,526	—
	Short-Term Investment	1,008,106	1,008,106	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	209,320	—	209,320	—
	Interest Rate Contracts
	Futures	27,793	27,793	—	—
	Purchased Options	36,346	2,328	34,018	—
	Swaps	169,175	—	169,175	—

	Total Interest Rate Contracts	233,314	30,121	203,193	—

	Total Assets - Derivatives	442,634	30,121	412,513	—

	Total Assets	27,964,487	1,038,227	26,926,260	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(725)	—	(725)	—
	Swaps	(27,694)	—	(27,694)	—

	Total Credit Contracts	(28,419)	—	(28,419)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(116,625)	—	(116,625)	—
	Written Options	(2,018)	—	(2,018)	—

	Total Foreign Currency Contracts	(118,643)	—	(118,643)	—

	Interest Rate Contracts
	Futures	(21,221)	(21,221)	—	—
	Written Options	(24,648)	—	(24,648)	—
	Swaps	(263,377)	—	(263,377)	—

	Total Interest Rate Contracts	(309,246)	(21,221)	(288,025)	—

	Total Liabilities - Derivatives	(456,308)	(21,221)	(435,087)	—

	Total Liabilities	(456,308)	(21,221)	(435,087)	—

	Total	$27,508,179	$1,017,006	$26,491,173	$—

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2016 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($22,940,549)	$—	($22,940,549)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 29.2%

Consumer Discretionary - 2.1%

21st Century Fox America Inc 6.200% due 12/15/34	$100,000	$125,817
Altice Financing SA (Luxembourg)
5.250% due 02/15/23 ~	EUR 300,000	337,504
6.625% due 02/15/23 ~	$200,000	197,124
Altice SA (Luxembourg) 6.250% due 02/15/25 ~	EUR 800,000	816,779
Amazon.com Inc 4.950% due 12/05/44	$280,000	341,235
American Axle & Manufacturing Inc 6.625% due 10/15/22	240,000	258,000
CCO Holdings LLC 5.875% due 04/01/24 ~	30,000	31,350
Charter Communications Operating LLC
4.464% due 07/23/22 ~	1,600,000	1,724,912
6.384% due 10/23/35 ~	150,000	178,231
6.484% due 10/23/45 ~	540,000	647,468
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	290,000	413,494
Comcast Corp
3.375% due 08/15/25	60,000	64,740
5.150% due 03/01/20	550,000	621,893
5.650% due 06/15/35	20,000	26,102
6.400% due 03/01/40	210,000	294,131
6.950% due 08/15/37	200,000	288,380
DISH DBS Corp 5.875% due 11/15/24	400,000	375,000
Dollar Tree Inc 5.750% due 03/01/23 ~	170,000	181,475
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	202,750
Ford Motor Co 4.750% due 01/15/43	820,000	868,886
General Motors Co 6.250% due 10/02/43	100,000	111,533
GLP Capital LP 5.375% due 04/15/26	30,000	31,125
Hilton Worldwide Finance LLC 5.625% due 10/15/21	300,000	310,715
McDonald’s Corp 3.700% due 01/30/26	310,000	335,771
MGM Resorts International 6.625% due 12/15/21	450,000	491,625
Motors Liquidation Co 8.375% due 07/05/33 * Ω +	EUR 200,000	—
NBCUniversal Media LLC 4.375% due 04/01/21	$300,000	336,423
NCL Corp Ltd 4.625% due 11/15/20 ~	140,000	140,437
Neptune Finco Corp 6.625% due 10/15/25 ~	200,000	211,000
Netflix Inc
5.500% due 02/15/22 ~	10,000	10,475
5.875% due 02/15/25 ~	40,000	42,150
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	180,000	187,144
Newell Brands Inc
3.150% due 04/01/21	130,000	135,592
3.850% due 04/01/23	270,000	286,836
4.200% due 04/01/26	190,000	206,316
Schaeffler Holding Finance BV (Germany) 5.750% PIK due 11/15/21 ~	EUR 120,000	143,158
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	$300,000	300,750
The Goodyear Tire & Rubber Co
5.000% due 05/31/26	20,000	20,425
5.125% due 11/15/23	190,000	197,125

	Principal Amount	Value
Time Warner Cable Inc
4.125% due 02/15/21	$1,120,000	$1,186,974
5.875% due 11/15/40	220,000	240,508
6.550% due 05/01/37	190,000	222,356
7.300% due 07/01/38	90,000	113,101
8.250% due 04/01/19	60,000	69,716
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	134,447
Time Warner Inc
4.750% due 03/29/21	100,000	112,469
7.700% due 05/01/32	820,000	1,145,778
Viacom Inc
3.875% due 04/01/24	130,000	132,760
4.250% due 09/01/23	40,000	41,635
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	270,000	277,763
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	400,000	388,500

		15,559,878

Consumer Staples - 2.1%

Altria Group Inc
2.850% due 08/09/22	590,000	618,911
5.375% due 01/31/44	370,000	476,592
9.250% due 08/06/19	320,000	394,778
9.950% due 11/10/38	100,000	180,534
10.200% due 02/06/39	20,000	37,196
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	370,000	383,821
3.300% due 02/01/23	710,000	748,052
3.650% due 02/01/26	1,900,000	2,037,628
4.900% due 02/01/46	1,520,000	1,787,842
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	640,000	650,855
5.375% due 01/15/20	220,000	248,708
Constellation Brands Inc
4.250% due 05/01/23	90,000	94,050
6.000% due 05/01/22	80,000	90,400
CVS Health Corp
2.750% due 12/01/22	890,000	919,648
3.875% due 07/20/25	337,000	371,566
5.125% due 07/20/45	580,000	721,975
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	620,000	652,097
Kraft Heinz Foods Co
3.500% due 06/06/22	400,000	426,032
3.950% due 07/15/25 ~	130,000	141,677
4.875% due 02/15/25 ~	172,000	188,830
5.000% due 07/15/35 ~	220,000	253,248
5.200% due 07/15/45 ~	80,000	95,176
Mondelez International Inc 4.000% due 02/01/24	460,000	504,095
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	310,000	342,021
5.500% due 01/15/42 ~	150,000	180,656
Philip Morris International Inc
2.500% due 08/22/22	500,000	514,269
4.500% due 03/20/42	80,000	90,105
Reynolds American Inc
3.250% due 06/12/20	81,000	85,710
5.850% due 08/15/45	790,000	1,014,005
6.150% due 09/15/43	30,000	39,357
8.125% due 06/23/19	120,000	142,368
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	200,000	207,084
Spectrum Brands Inc 5.750% due 07/15/25 ~	50,000	52,313
Tyson Foods Inc 5.150% due 08/15/44	90,000	104,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Wal-Mart Stores Inc
5.250% due 09/01/35	$100,000	$131,691
6.200% due 04/15/38	30,000	42,568
Walgreens Boots Alliance Inc 3.450% due 06/01/26	370,000	381,177
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	170,000	181,523

		15,532,814

Energy - 3.8%

Anadarko Petroleum Corp
4.500% due 07/15/44	200,000	184,510
4.850% due 03/15/21	80,000	84,945
5.550% due 03/15/26	100,000	110,686
8.700% due 03/15/19	420,000	479,269
Apache Corp
3.250% due 04/15/22	30,000	30,775
4.250% due 01/15/44	330,000	320,922
5.100% due 09/01/40	190,000	198,694
Baker Hughes Inc
3.200% due 08/15/21	110,000	115,619
5.125% due 09/15/40	30,000	33,977
BP Capital Markets PLC (United Kingdom)
3.119% due 05/04/26	260,000	264,829
3.245% due 05/06/22	30,000	31,586
3.506% due 03/17/25	350,000	369,037
California Resources Corp
5.500% due 09/15/21	10,000	5,100
6.000% due 11/15/24	190,000	93,575
Cenovus Energy Inc 5.700% due 10/15/19	600,000	635,101
Chesapeake Energy Corp
5.750% due 03/15/23	30,000	19,350
6.125% due 02/15/21	300,000	199,500
Chevron Corp 2.954% due 05/16/26	570,000	589,319
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	1,160,000	1,177,336
Concho Resources Inc 5.500% due 04/01/23	120,000	120,900
ConocoPhillips 6.500% due 02/01/39	100,000	129,062
Continental Resources Inc 5.000% due 09/15/22	20,000	19,593
Devon Energy Corp
3.250% due 05/15/22	310,000	301,071
5.850% due 12/15/25	360,000	398,007
7.950% due 04/15/32	270,000	310,224
Ecopetrol SA (Colombia)
5.375% due 06/26/26	600,000	585,000
5.875% due 05/28/45	410,000	357,930
Energy Transfer Partners LP
4.650% due 06/01/21	300,000	310,211
6.125% due 12/15/45	300,000	312,331
Ensco PLC 4.700% due 03/15/21	100,000	83,217
Enterprise Products Operating LLC 3.750% due 02/15/25	1,100,000	1,149,864
EOG Resources Inc 4.150% due 01/15/26	160,000	176,451
Exxon Mobil Corp
3.043% due 03/01/26	380,000	402,838
4.114% due 03/01/46	270,000	304,690
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	310,000	300,700
Genesis Energy LP 5.625% due 06/15/24	400,000	366,000
Halliburton Co 3.800% due 11/15/25	390,000	406,177

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	$210,000	$235,225
Kinder Morgan Inc
5.000% due 02/15/21 ~	400,000	422,047
7.000% due 06/15/17	700,000	729,173
7.250% due 06/01/18	190,000	205,571
MEG Energy Corp (Canada) 7.000% due 03/31/24 ~	20,000	15,500
MPLX LP
4.875% due 12/01/24 ~	230,000	224,535
5.500% due 02/15/23 ~	250,000	254,253
Murray Energy Corp 11.250% due 04/15/21 ~	500,000	142,500
Noble Energy Inc
5.250% due 11/15/43	180,000	186,359
8.250% due 03/01/19	435,000	498,513
Oasis Petroleum Inc
6.500% due 11/01/21	30,000	27,525
6.875% due 03/15/22	110,000	102,300
Occidental Petroleum Corp
3.400% due 04/15/26	290,000	306,393
4.625% due 06/15/45	240,000	268,484
Petrobras Global Finance BV (Brazil)
5.375% due 01/27/21	1,840,000	1,702,000
6.250% due 03/17/24	1,380,000	1,231,236
6.850% due 06/05/15	100,000	76,500
6.875% due 01/20/40	100,000	81,710
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	1,000,000	1,010,000
6.625% due 06/15/35	200,000	207,200
6.875% due 08/04/26 ~	370,000	414,585
8.000% due 05/03/19	180,000	200,981
Pride International Inc
6.875% due 08/15/20	30,000	28,670
8.500% due 06/15/19	70,000	71,313
QEP Resources Inc
5.250% due 05/01/23	80,000	74,000
6.875% due 03/01/21	150,000	152,250
Range Resources Corp 5.000% due 03/15/23	310,000	292,175
Regency Energy Partners LP
5.000% due 10/01/22	500,000	513,774
5.500% due 04/15/23	700,000	706,953
5.875% due 03/01/22	230,000	244,535
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	140,000	142,100
5.875% due 06/30/26 ~	900,000	900,000
Sanchez Energy Corp 7.750% due 06/15/21	20,000	17,050
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	190,000	198,303
4.000% due 12/21/25 ~	240,000	258,724
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	400,000	407,134
4.125% due 05/11/35	130,000	140,550
4.375% due 03/25/20	420,000	461,885
4.375% due 05/11/45	330,000	358,690
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	930,000	1,006,540
SM Energy Co
5.000% due 01/15/24	50,000	43,000
6.125% due 11/15/22	110,000	101,613
6.500% due 01/01/23	30,000	28,050
Statoil ASA (Norway) 3.125% due 08/17/17	50,000	51,203
The Williams Cos Inc 7.500% due 01/15/31	450,000	454,500
Transcontinental Gas Pipe Co LLC 7.850% due 02/01/26 ~	520,000	648,574

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Western Gas Partners LP 5.450% due 04/01/44	$200,000	$191,813
Whiting Petroleum Corp
5.750% due 03/15/21	70,000	63,613
6.250% due 04/01/23	260,000	234,000
WPX Energy Inc
6.000% due 01/15/22	10,000	9,350
8.250% due 08/01/23	10,000	10,075

		27,331,423

Financials - 14.1%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	200,000	208,376
AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	1,550,000	1,565,500
4.625% due 07/01/22	160,000	164,453
Ally Financial Inc
2.750% due 01/30/17	1,000,000	1,008,919
3.600% due 05/21/18	800,000	804,000
alstria office REIT-AG (Germany) 2.125% due 04/12/23	EUR 500,000	583,234
American Express Credit Corp 1.706% due 09/14/20 §	$500,000	501,830
American International Group Inc 3.750% due 07/10/25	1,290,000	1,317,843
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	315,129
Bank of America Corp
2.600% due 01/15/19	760,000	778,159
3.300% due 01/11/23	360,000	371,172
3.500% due 04/19/26	770,000	798,167
3.875% due 08/01/25	290,000	309,253
4.000% due 04/01/24	2,850,000	3,048,155
4.100% due 07/24/23	500,000	536,700
4.125% due 01/22/24	1,000,000	1,079,056
4.200% due 08/26/24	390,000	404,020
4.250% due 10/22/26	370,000	384,726
4.875% due 04/01/44	1,250,000	1,428,459
5.000% due 05/13/21	1,120,000	1,255,737
5.650% due 05/01/18	900,000	964,904
5.700% due 05/02/17	330,000	341,680
5.750% due 12/01/17	50,000	52,940
6.250% § ±	640,000	650,784
6.400% due 08/28/17	500,000	527,729
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	862,500
Barclays PLC (United Kingdom)
6.500% § ±	EUR 1,100,000	1,086,450
7.875% due 12/29/49 §	GBP 600,000	721,475
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,000,000	1,102,500
BNP Paribas SA (France) 2.375% due 09/14/17	350,000	355,103
BPCE SA (France) 5.700% due 10/22/23 ~	1,000,000	1,076,190
Caterpillar Financial Services Corp 5.450% due 04/15/18	220,000	236,551
Chubb INA Holdings Inc
2.300% due 11/03/20	120,000	123,352
3.350% due 05/03/26	150,000	159,964
CIT Group Inc 5.000% due 08/01/23	400,000	404,000
Citigroup Inc
1.587% due 06/07/19 §	300,000	300,621
2.700% due 03/30/21	800,000	816,308
4.400% due 06/10/25	400,000	418,286
4.450% due 09/29/27	1,260,000	1,298,247
4.650% due 07/30/45	840,000	927,573
5.300% due 05/06/44	260,000	281,970
5.500% due 09/13/25	520,000	584,228

	Principal Amount	Value
5.950% § ±	$300,000	$296,813
5.950% § ±	1,350,000	1,321,313
6.675% due 09/13/43	130,000	167,592
8.125% due 07/15/39	10,000	15,655
Citycon Treasury BV (Finland) 2.500% due 10/01/24	EUR 600,000	723,502
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	$160,000	177,225
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.375% due 08/04/25	580,000	607,250
4.625% due 12/01/23	290,000	306,406
5.750% due 12/01/43	250,000	296,199
6.875% due 03/19/20	EUR 300,000	390,408
8.375% § ± ~	$400,000	402,190
8.400% § ± ~	500,000	524,388
11.000% § ± ~	380,000	454,575
Credit Agricole SA (France)
4.375% due 03/17/25 ~	250,000	253,394
7.875% due 12/29/49 § ~	600,000	576,000
8.125% due 09/19/33 §	400,000	430,000
8.375% § ± ~	300,000	336,435
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25 ~	500,000	490,508
3.800% due 09/15/22 ~	800,000	804,665
3.800% due 06/09/23 ~	1,500,000	1,499,286
4.875% due 05/15/45 ~	640,000	640,199
Credit Suisse Group Guernsey I Ltd (Switzerland) 7.875% due 02/24/41 §	400,000	402,000
Crown Castle Towers LLC 3.663% due 05/15/45 ~	1,600,000	1,656,512
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	500,000	506,574
Deutsche Bank AG (Germany) 2.538% due 05/10/19 §	800,000	808,238
ERP Operating LP REIT 3.375% due 06/01/25	200,000	211,449
Ford Motor Credit Co LLC
1.486% due 03/12/19 §	200,000	199,241
2.375% due 01/16/18	400,000	405,072
3.200% due 01/15/21	1,240,000	1,278,776
3.664% due 09/08/24	290,000	300,994
5.875% due 08/02/21	400,000	459,324
GE Capital International Funding Co
2.342% due 11/15/20 ~	383,000	396,130
3.373% due 11/15/25 ~	485,000	530,125
4.418% due 11/15/35 ~	580,000	651,936
General Motors Financial Co Inc
3.150% due 01/15/20	400,000	405,282
3.200% due 07/13/20	600,000	608,456
3.200% due 07/06/21	700,000	702,820
4.250% due 05/15/23	30,000	30,902
4.375% due 09/25/21	380,000	401,508
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	203,832
HSBC Finance Corp 6.676% due 01/15/21	230,000	257,490
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	800,000	808,925
3.400% due 03/08/21	740,000	763,086
3.900% due 05/25/26	730,000	754,348
4.250% due 03/14/24	440,000	446,325
4.250% due 08/18/25	620,000	627,098
5.250% due 12/29/49 §	EUR 500,000	501,425
6.375% § ±	$500,000	473,125
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	1,700,000	1,720,570
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	440,000	484,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	$880,000	$810,070
JPMorgan Chase & Co
2.250% due 01/23/20	2,300,000	2,331,993
2.550% due 03/01/21	300,000	306,313
2.700% due 05/18/23	1,400,000	1,415,735
3.375% due 05/01/23	270,000	275,730
3.875% due 09/10/24	730,000	756,605
3.900% due 07/15/25	500,000	540,947
4.125% due 12/15/26	520,000	552,421
4.350% due 08/15/21	290,000	319,295
4.950% due 06/01/45	590,000	649,801
7.900% § ±	300,000	306,375
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	31,347
Lloyds Banking Group PLC (United Kingdom)
3.100% due 07/06/21	700,000	699,482
4.500% due 11/04/24	310,000	315,171
7.875% § ±	GBP 600,000	757,818
M&T Bank Corp 6.875% ±	$450,000	452,250
MetLife Inc 4.750% due 02/08/21	230,000	257,020
Morgan Stanley
2.450% due 02/01/19	800,000	815,526
5.950% due 12/28/17	320,000	340,410
Nasdaq Inc 3.850% due 06/30/26	800,000	814,876
Navient Corp 8.000% due 03/25/20	330,000	338,045
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	800,000	880,814
Nykredit Realkredit AS (Denmark) 2.000% due 04/01/17	DKK 6,400,000	971,188
Realkredit Danmark AS (Denmark)
1.000% due 04/01/17	16,500,000	2,486,521
2.000% due 04/01/17	32,400,000	4,919,113
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23	EUR 600,000	659,971
5.125% due 05/28/24	$1,700,000	1,661,004
6.125% due 12/15/22	160,000	168,261
6.934% due 04/09/18	EUR 200,000	240,374
9.500% due 03/16/22 § ~	$500,000	521,181
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	70,000	71,768
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,100,000	1,093,701
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	413,972
Sovran Acquisition LP REIT 3.500% due 07/01/26	800,000	809,320
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	710,000	727,985
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44	100,000	111,367
6.850% due 12/16/39 ~	200,000	272,389
The Depository Trust & Clearing Corp 4.875% § ± ~	250,000	250,625
The Goldman Sachs Group Inc
1.853% due 09/15/20 §	500,000	499,322
3.500% due 01/23/25	700,000	720,877
3.750% due 05/22/25	600,000	628,072
3.850% due 07/08/24	740,000	786,283
4.250% due 10/21/25	560,000	580,613
4.750% due 10/21/45	400,000	442,903
5.150% due 05/22/45	220,000	230,132
5.250% due 07/27/21	620,000	701,280

	Principal Amount	Value
6.250% due 02/01/41	$550,000	$713,187
6.750% due 10/01/37	580,000	718,021
UBS AG (Switzerland) 7.625% due 08/17/22	400,000	454,000
UBS Group Funding Jersey Ltd (Switzerland)
3.000% due 04/15/21 ~	1,200,000	1,225,427
4.125% due 09/24/25 ~	420,000	437,018
US Capital Funding II Ltd (Cayman) 1.387% due 08/01/34 § ~	600,000	420,000
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22	EUR 600,000	726,591
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	$650,000	679,092
Wells Fargo & Co
2.500% due 03/04/21	100,000	102,622
2.600% due 07/22/20	900,000	925,563
3.450% due 02/13/23	110,000	113,963
4.300% due 07/22/27	1,350,000	1,458,984
4.600% due 04/01/21	1,310,000	1,464,915
4.900% due 11/17/45	830,000	911,100
5.606% due 01/15/44	350,000	420,235
5.875% § ± ~	160,000	170,800

		102,743,956

Health Care - 1.3%

AbbVie Inc
1.750% due 11/06/17	100,000	100,625
2.850% due 05/14/23	500,000	505,634
3.600% due 05/14/25	430,000	451,418
Actavis Funding SCS
3.450% due 03/15/22	180,000	187,238
3.800% due 03/15/25	420,000	437,799
4.550% due 03/15/35	10,000	10,278
4.750% due 03/15/45	70,000	73,592
Aetna Inc
2.400% due 06/15/21	250,000	255,778
2.800% due 06/15/23	100,000	102,387
3.200% due 06/15/26	420,000	433,464
Amgen Inc
3.625% due 05/22/24	80,000	86,016
4.663% due 06/15/51 ~	11,000	11,528
5.375% due 05/15/43	30,000	35,285
Anthem Inc
3.125% due 05/15/22	150,000	155,413
3.700% due 08/15/21	80,000	85,623
Baxalta Inc 2.875% due 06/23/20 ~	500,000	508,649
Becton Dickinson and Co 3.734% due 12/15/24	280,000	302,271
4.685% due 12/15/44	90,000	102,285
Celgene Corp
3.550% due 08/15/22	90,000	94,432
3.875% due 08/15/25	400,000	427,673
5.000% due 08/15/45	280,000	309,805
5.250% due 08/15/43	60,000	67,743
Centene Corp
4.750% due 05/15/22	60,000	61,500
5.625% due 02/15/21 ~	80,000	83,600
6.125% due 02/15/24 ~	50,000	53,281
Gilead Sciences Inc
3.650% due 03/01/26	340,000	370,371
3.700% due 04/01/24	540,000	585,568
4.750% due 03/01/46	250,000	284,574
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	180,000	189,584
HCA Inc
5.250% due 06/15/26	20,000	20,800
5.375% due 02/01/25	30,000	30,825
5.875% due 05/01/23	170,000	181,688
6.500% due 02/15/20	210,000	233,363
7.500% due 02/15/22	80,000	91,160

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Humana Inc
3.150% due 12/01/22	$110,000	$113,118
4.625% due 12/01/42	110,000	114,851
Mallinckrodt International Finance SA
5.500% due 04/15/25 ~	10,000	8,971
5.625% due 10/15/23 ~	60,000	56,175
Medtronic Inc 3.500% due 03/15/25	770,000	840,749
Merck & Co Inc 2.750% due 02/10/25	250,000	261,821
Tenet Healthcare Corp
6.750% due 06/15/23	40,000	38,450
8.125% due 04/01/22	110,000	113,278
UnitedHealth Group Inc
3.750% due 07/15/25	80,000	87,776
3.875% due 10/15/20	230,000	252,919
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	360,000	309,375

		9,128,733

Industrials - 1.2%

Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	321,576	363,783
Eaton Corp
1.500% due 11/02/17	10,000	10,052
2.750% due 11/02/22	810,000	831,708
4.150% due 11/02/42	180,000	194,801
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	230,000	230,000
General Electric Co
3.150% due 09/07/22	187,000	200,882
4.500% due 03/11/44	210,000	244,435
5.300% due 02/11/21	480,000	557,292
5.875% due 01/14/38	40,000	54,240
6.000% due 08/07/19	132,000	151,274
6.875% due 01/10/39	438,000	662,865
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 500,000	525,053
International Lease Finance Corp 6.250% due 05/15/19	$500,000	539,925
John Deere Capital Corp 1.700% due 01/15/20	100,000	100,831
Lockheed Martin Corp
3.100% due 01/15/23	20,000	21,118
3.550% due 01/15/26	420,000	459,125
4.500% due 05/15/36	70,000	78,439
Raytheon Co 3.125% due 10/15/20	160,000	171,630
Spirit AeroSystems Inc 3.850% due 06/15/26	600,000	623,354
The Boeing Co 4.875% due 02/15/20	630,000	708,775
UAL Pass-Through Trust 9.750% due 07/15/18	32,319	33,233
United Rentals North America Inc
5.500% due 07/15/25	120,000	118,650
5.875% due 09/15/26	90,000	89,775
United Technologies Corp
4.500% due 04/15/20	210,000	234,166
4.500% due 06/01/42	70,000	80,451
Waste Management Inc 3.500% due 05/15/24	240,000	259,944
West Corp
4.750% due 07/15/21 ~	50,000	49,875
5.375% due 07/15/22 ~	350,000	326,813
WestJet Airlines Ltd 3.500% due 06/16/21 ~	800,000	804,950

		8,727,439

	Principal Amount	Value
Information Technology - 1.0%

Activision Blizzard Inc 5.625% due 09/15/21 ~	$150,000	$157,500
Apple Inc 2.850% due 05/06/21	300,000	317,094
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	710,000	727,832
4.420% due 06/15/21 ~	1,590,000	1,635,990
5.450% due 06/15/23 ~	700,000	726,873
5.875% due 06/15/21 ~	500,000	512,890
First Data Corp
5.000% due 01/15/24 ~	390,000	392,438
7.000% due 12/01/23 ~	220,000	224,125
Harris Corp 5.054% due 04/27/45	140,000	159,531
Intel Corp
3.700% due 07/29/25	120,000	133,502
4.900% due 07/29/45	70,000	81,935
KLA-Tencor Corp 4.650% due 11/01/24	60,000	65,592
Micron Technology Inc
5.500% due 02/01/25	30,000	25,650
5.625% due 01/15/26 ~	50,000	41,875
Oracle Corp 2.650% due 07/15/26	900,000	902,186
Visa Inc
3.150% due 12/14/25	890,000	953,137
4.300% due 12/14/45	460,000	532,241

		7,590,391

Materials - 1.1%

ArcelorMittal (Luxembourg)
6.125% due 06/01/25	40,000	40,000
6.500% due 03/01/21	60,000	61,950
8.000% due 10/15/39	180,000	175,500
Ardagh Packaging Finance PLC (Ireland) 3.653% due 12/15/19 § ~	500,000	503,125
Axiall Corp 4.875% due 05/15/23	70,000	72,188
Barrick Gold Corp (Canada)
4.100% due 05/01/23	394,000	417,205
6.950% due 04/01/19	104,000	115,930
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	100,000	103,691
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	30,000	31,173
3.250% due 11/21/21	520,000	550,087
5.000% due 09/30/43	230,000	266,662
6.750% due 10/19/75 § ~	470,000	499,963
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	260,000	271,729
Eagle Spinco Inc 4.625% due 02/15/21	270,000	277,425
Ecolab Inc 4.350% due 12/08/21	130,000	147,365
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	130,000	144,300
Freeport-McMoRan Inc 3.550% due 03/01/22	190,000	168,150
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	700,000	697,597
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	590,000	555,089
GTL Trade Finance Inc (Brazil) 7.250% due 10/20/17 ~	600,000	616,500
OCP SA (Malaysia) 4.500% due 10/22/25 ~	200,000	196,180
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	110,374

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	$340,000	$365,857
Southern Copper Corp (Peru) 6.750% due 04/16/40	840,000	871,790
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	820,000	758,500

		8,018,330

Telecommunication Services - 1.3%

America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	444,008
AT&T Inc
3.000% due 02/15/22	80,000	81,700
3.400% due 05/15/25	1,520,000	1,558,448
4.350% due 06/15/45	340,000	331,012
5.500% due 02/01/18	350,000	372,754
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	830,000	871,882
British Telecommunications PLC (United Kingdom) 9.375% due 12/15/30	60,000	92,377
CenturyLink Inc
5.625% due 04/01/25	30,000	26,813
6.150% due 09/15/19	150,000	160,313
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	140,000	89,250
7.500% due 04/01/21	240,000	166,800
Numericable-SFR SA (France) 7.375% due 05/01/26 ~	1,100,000	1,089,000
Sprint Communications Inc 11.500% due 11/15/21	460,000	456,780
Sprint Corp 7.625% due 02/15/25	240,000	191,100
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	280,000	309,368
Verizon Communications Inc
4.150% due 03/15/24	680,000	751,229
5.150% due 09/15/23	520,000	606,769
6.400% due 09/15/33	590,000	756,887
6.550% due 09/15/43	180,000	242,956
Windstream Services LLC 7.500% due 04/01/23	500,000	448,750

		9,048,196

Utilities - 1.2%

AES Corp 7.375% due 07/01/21	130,000	147,225
Berkshire Hathaway Energy Co 6.500% due 09/15/37	260,000	358,753
Calpine Corp
5.250% due 06/01/26 ~	10,000	10,000
5.875% due 01/15/24 ~	120,000	125,400
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	76,883
Dynegy Inc
6.750% due 11/01/19	700,000	705,250
7.375% due 11/01/22	200,000	194,000
7.625% due 11/01/24	100,000	96,375
Emera US Finance LP 2.700% due 06/15/21 ~	800,000	818,458
Entergy Corp 4.000% due 07/15/22	800,000	860,037
FirstEnergy Corp
4.250% due 03/15/23	410,000	423,730
7.375% due 11/15/31	1,410,000	1,755,526
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	816,000
Pacific Gas & Electric Co
5.800% due 03/01/37	130,000	170,276
6.050% due 03/01/34	750,000	1,002,734

	Principal Amount	Value
Progress Energy Inc 4.400% due 01/15/21	$60,000	$65,710
PSEG Power LLC 3.000% due 06/15/21	600,000	609,043
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	222,630

		8,458,030

Total Corporate Bonds & Notes (Cost $208,888,897)		212,139,190

SENIOR LOAN NOTES - 0.0%

Consumer Discretionary - 0.0%

Chrysler Group LLC Term B (United Kingdom) 3.500% due 05/24/17 §	312,421	312,700

Total Senior Loan Notes (Cost $312,287)		312,700

MORTGAGE-BACKED SECURITIES - 36.0%

Collateralized Mortgage Obligations - Commercial - 3.6%

BAMLL Commercial Mortgage Securities Trust 2.335% due 03/15/28 " § ~	400,000	403,770
Banc of America Commercial Mortgage Trust 5.634% due 04/01/49 " §	810,000	756,354
BBCCRE Trust 4.563% due 08/06/33 " § ~	320,000	290,699
Bcrr Trust 5.858% due 07/11/40 " § ~	723,632	725,525
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/38 "	250,000	245,237
5.700% due 06/11/50 "	194,498	200,990
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	55,769	44,900
Citigroup Commercial Mortgage Trust
3.110% due 04/01/48 " ~	150,000	101,549
3.172% due 09/11/58 "	350,000	228,317
4.017% due 10/10/47 "	270,000	295,692
Commercial Mortgage Trust
4.239% due 11/10/47 "	160,000	171,602
4.353% due 02/10/48 " §	90,000	88,621
5.543% due 12/11/49 " § ~	700,000	704,931
Core Industrial Trust 3.849% due 02/10/34 " § ~	400,000	382,374
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39 "	210,000	187,524
CSMC Trust
3.953% due 09/15/37 " ~	500,000	548,431
4.373% due 09/15/37 " ~	370,000	311,504
4.373% due 09/15/37 " ~	530,000	422,990
4.942% due 03/15/17 " § ~	390,000	376,292
5.342% due 12/16/43 " § ~	660,000	662,015
6.178% due 08/15/22 " § ~	1,500,000	1,384,986
DBRR Trust 5.889% due 06/17/49 " ~	700,000	711,797
Fannie Mae 2.711% due 06/25/25 " §	70,000	73,642
Fannie Mae (IO)
0.384% due 10/25/24 " §	12,288,414	332,869
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.682% due 08/25/19 " §	24,410,860	321,306
FREMF Mortgage Trust 3.760% due 08/25/48 " ~	305,000	236,810
GE Commercial Mortgage Co 5.677% due 12/10/49 " §	200,000	130,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association (IO) 0.666% due 04/16/47 " §	$5,669,493	$285,149
GRACE Mortgage Trust 3.520% due 06/10/28 " ~	600,000	634,371
GS Mortgage Securities Trust
3.203% due 02/10/29 " ~	400,000	419,311
5.622% due 11/10/39 "	220,000	182,903
JP Morgan Chase Commercial Mortgage Securities Trust
2.542% due 08/15/27 " § ~	210,000	207,133
2.722% due 11/15/31 " § ~	490,000	476,688
2.962% due 10/15/28 " ~	500,000	510,703
3.742% due 08/15/27 " § ~	120,000	118,350
4.724% due 07/15/47 " §	380,000	383,270
5.411% due 05/15/47 "	1,760,000	1,432,622
5.438% due 01/15/49 " ~	470,000	218,506
5.502% due 06/12/47 " §	590,000	539,385
5.699% due 02/12/49 " §	1,090,000	937,264
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 " § ~	680,000	437,212
4.772% due 08/15/48 " §	610,000	625,439
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	437,185	457,532
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 " § ~	866,000	888,660
3.127% due 04/20/48 " § ~	850,000	888,417
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 " §	210,000	188,635
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48 "	1,000,000	1,051,805
Morgan Stanley Capital I Trust
3.402% due 07/13/29 " § ~	600,000	635,439
3.446% due 07/13/29 " § ~	700,000	732,352
Motel 6 Trust 5.000% due 02/05/30 " ~	700,000	662,211
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	600,000	609,645
Waterfall Commercial Mortgage 4.104% due 09/19/22 " § ~	1,007,386	971,980
Wells Fargo Commercial Mortgage Trust
3.184% due 04/15/50 "	340,000	359,038
3.848% due 05/15/48 " §	380,000	369,839
4.433% due 07/15/46 " §	290,000	323,283
WFRBS Commercial Mortgage Trust (IO) 1.558% due 03/15/44 " § ~	5,361,624	265,144

		26,153,543

Collateralized Mortgage Obligations - Residential - 5.4%

Alternative Loan Trust
0.623% due 07/25/46 " §	904,948	794,091
0.663% due 05/25/35 " §	417,483	326,991
3.213% due 06/25/37 " §	267,054	228,848
American Home Mortgage Investment Trust 6.200% due 06/25/36 " §	2,706,511	1,227,241
Banc of America Funding Ltd 0.468% due 10/03/39 " § ~	254,994	250,053
Banc of America Funding Trust
0.715% due 09/29/36 " § ~	3,430,101	1,590,803
2.458% due 09/26/45 " § ~	2,760,000	1,855,236
2.926% due 05/25/35 " §	50,187	51,349
BCAP LLC Trust
0.846% due 03/28/37 " § ~	2,707,497	2,551,257
5.207% due 03/26/37 " § ~	67,196	64,826
Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 08/25/33 " §	68,370	68,124
2.843% due 01/25/35 " §	782,928	770,481
3.110% due 10/25/36 " §	21,653	18,285
Bear Stearns ALT-A Trust
2.826% due 11/25/36 " §	74,524	51,443
2.913% due 05/25/35 " §	35,771	34,490

	Principal Amount	Value
Chase Mortgage Finance Trust
2.888% due 02/25/37 " §	$547,987	$550,507
5.393% due 09/25/36 " §	145,051	128,589
ChaseFlex Trust 0.603% due 08/25/37 " §	694,728	544,514
Chevy Chase Funding LLC
0.703% due 08/25/35 " § ~	37,434	33,400
0.919% due 05/25/35 " § ~	1,396,805	1,031,387
Citigroup Mortgage Loan Trust Inc
2.760% due 09/25/35 " §	27,163	26,944
6.041% due 06/27/37 " § ~	2,000,000	1,960,084
CitiMortgage Alternative Loan Trust (IO) 5.154% due 05/25/37 " §	6,942,512	1,395,283
COLT Mortgage Loan Trust 3.000% due 05/25/46 " ~	700,000	705,062
Countrywide Home Loan Mortgage Pass-Through Trust 1.093% due 03/25/35 " §	16,783	13,776
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35 "	77,222	61,587
Downey Saving & Loan Association Mortgage Loan Trust 0.628% due 04/19/47 " §	164,543	62,579
Fannie Mae
1.875% due 11/25/23 " §	87,700	90,159
5.500% due 04/25/35 "	619,344	705,177
Fannie Mae (IO)
3.000% due 02/25/33 "	872,543	121,173
4.000% due 03/25/43 "	822,317	69,031
4.000% due 04/25/43 "	3,547,349	444,829
Fannie Mae Connecticut Avenue Securities 3.353% due 07/25/24 " §	1,500,000	1,411,602
Freddie Mac 8.000% due 04/15/30 "	118,737	139,121
Freddie Mac (IO)
3.500% due 04/15/43 "	1,560,533	197,768
4.000% due 04/15/43 "	825,434	83,784
Freddie Mac Structured Agency Credit Risk Debt Notes
4.453% due 08/25/24 " §	540,000	538,902
4.553% due 08/25/24 " §	760,000	755,693
5.203% due 10/25/24 " §	1,140,000	1,167,471
Government National Mortgage Association
1.036% due 07/20/65 " §	886,604	874,316
1.269% due 06/20/66 " §	700,000	697,375
Government National Mortgage Association (IO) 4.000% due 11/20/44 "	2,048,804	265,533
Great Hall Mortgages PLC (United Kingdom) 0.777% due 06/18/39 " § ~	465,658	432,677
GSR Mortgage Loan Trust 6.000% due 07/01/37 "	707,930	642,099
HarborView Mortgage Loan Trust
0.613% due 05/25/38 " §	529,901	376,852
0.618% due 12/19/36 " §	383,865	286,742
2.954% due 02/01/36 " §	144,951	119,510
3.070% due 08/01/36 " §	313,618	253,452
JP Morgan Mortgage Trust
2.870% due 07/25/35 " §	94,621	92,959
5.750% due 01/25/36 "	24,403	20,817
JP Morgan Resecuritization Trust 0.656% due 12/27/36 " § ~	3,430,000	2,528,395
Ludgate Funding PLC (United Kingdom) 0.683% due 01/01/61 " § ~	GBP 654,004	748,537
Merrill Lynch Mortgage Investors Trust 2.668% due 11/25/35 " §	$1,745,724	1,690,555
Morgan Stanley Resecuritization Trust
0.671% due 10/26/46 " § ~	624,930	611,303
0.957% due 12/02/46 " § ~	1,874,029	787,275

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Nomura Resecuritization Trust 10.821% due 06/26/35 " § ~	$2,000,000	$1,945,194
Prime Mortgage Trust 5.500% due 05/25/35 " ~	1,951,921	1,879,820
RBSSP Resecuritization Trust 2.303% due 12/25/35 " ~	406,936	407,962
Reperforming Loan REMIC Trust
0.793% due 06/25/35 " § ~	56,378	50,265
0.793% due 01/25/36 " § ~	361,881	318,449
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.631% due 08/25/32 " §	33,717	33,163
WaMu Mortgage Pass-Through Certificates Trust
1.800% due 08/25/42 " §	2,710	2,586
4.198% due 02/25/37 " §	260,712	236,467
Wells Fargo Mortgage-Backed Securities Trust
2.855% due 03/25/36 " §	322,538	302,157
2.866% due 04/25/36 " §	36,398	35,564
2.952% due 12/25/34 " §	40,136	40,462
2.984% due 04/25/35 " §	1,277,060	1,283,575

		39,086,001

Fannie Mae - 22.6%

1.638% due 10/01/44 " §	24,963	25,461
2.293% due 09/01/35 " §	79,495	82,951
2.310% due 08/01/22 "	500,000	519,278
2.500% due 07/01/31 "	2,000,000	2,069,375
2.500% due 08/01/31 "	2,000,000	2,066,250
2.612% due 12/01/35 " §	13,961	14,246
2.668% due 11/01/34 " §	70,160	74,296
2.726% due 11/01/32 " §	98,898	104,913
2.810% due 04/01/25 "	30,000	31,552
3.000% due 09/01/21 "	1,727,188	1,812,477
3.000% due 09/01/28 "	486,147	512,900
3.000% due 07/01/31 "	4,000,000	4,194,297
3.000% due 08/01/31 "	4,100,000	4,294,670
3.000% due 06/01/46 "	5,389,600	5,611,432
3.000% due 08/01/46 "	11,000,000	11,395,313
3.500% due 08/01/31 "	3,100,000	3,280,853
3.500% due 09/01/42 "	155,106	165,346
3.500% due 01/01/43 "	2,796,643	2,977,514
3.500% due 12/01/45 "	1,347,084	1,422,706
3.500% due 12/01/45 "	293,479	312,076
3.500% due 12/01/45 "	1,822,626	1,924,753
3.500% due 01/01/46 "	294,143	314,615
3.500% due 01/01/46 "	293,074	311,711
3.500% due 03/01/46 "	7,556,741	8,095,497
3.500% due 08/01/46 "	18,000,000	18,968,203
4.000% due 08/01/18 "	107,327	111,212
4.000% due 09/01/18 "	624,968	647,674
4.000% due 12/01/18 "	161,360	167,213
4.000% due 03/01/25 "	182,619	194,975
4.000% due 04/01/25 "	221,931	236,722
4.000% due 06/01/25 "	110,061	117,030
4.000% due 07/01/25 "	122,845	131,020
4.000% due 09/01/25 "	197,701	206,322
4.000% due 09/01/25 "	199,742	213,430
4.000% due 12/01/25 "	87,481	91,975
4.000% due 04/01/26 "	329,948	352,320
4.000% due 04/01/26 "	340,674	353,396
4.000% due 06/01/26 "	40,149	41,653
4.000% due 08/01/26 "	211,333	224,524
4.000% due 06/01/29 "	37,619	40,592
4.000% due 11/01/30 "	111,931	121,232
4.000% due 09/01/41 "	699,435	765,923
4.000% due 04/01/42 "	3,291,365	3,628,407
4.000% due 11/01/42 "	1,177,500	1,277,251
4.000% due 05/01/43 "	2,824,018	3,097,223
4.000% due 01/01/45 "	261,271	284,840
4.000% due 07/01/46 "	1,000,000	1,072,051

	Principal Amount	Value
4.000% due 08/01/46 "	$41,000,000	$43,915,646
4.318% due 12/01/36 " §	7,258	7,611
4.500% due 07/01/18 "	100,883	103,588
4.500% due 04/01/19 "	21,983	22,625
4.500% due 06/01/24 "	128,141	138,239
4.500% due 08/01/24 "	234,051	248,911
4.500% due 01/01/25 "	39,365	42,375
4.500% due 06/01/25 "	153,546	165,759
4.500% due 06/01/26 "	58,645	60,227
4.500% due 12/01/40 "	81,278	89,146
4.500% due 06/01/41 "	12,643	13,835
4.500% due 08/01/43 "	51,456	56,160
4.500% due 02/01/44 "	1,179,643	1,288,698
4.500% due 03/01/44 "	537,564	587,024
4.500% due 07/01/44 "	573,182	638,707
4.500% due 10/01/44 "	3,539,574	3,932,797
4.500% due 01/01/45 "	262,263	291,474
4.500% due 01/01/45 "	347,122	390,377
4.500% due 01/01/45 "	2,270,080	2,544,840
4.500% due 02/01/45 "	1,921,750	2,154,342
4.500% due 02/01/45 "	973,282	1,095,012
4.500% due 07/01/46 "	1,000,000	1,091,660
4.500% due 08/01/46 "	12,000,000	13,092,422
5.000% due 02/01/25 "	161,024	178,707
5.000% due 02/01/27 "	14,086	15,633
5.000% due 06/01/27 "	2,249	2,496
5.000% due 08/01/27 "	1,218	1,351
5.000% due 02/01/35 "	28,164	31,426
5.000% due 07/01/37 "	15,502	17,205
5.000% due 08/01/38 "	2,754,024	3,069,917
5.000% due 08/01/40 "	8,129	9,054
5.000% due 07/01/46 "	1,500,000	1,666,406
5.500% due 12/01/20 "	4,073	4,240
5.500% due 07/01/21 "	5,634	5,974
5.500% due 08/01/21 "	52,998	54,482
5.500% due 10/01/21 "	49,254	53,000
5.500% due 12/01/21 "	5,091	5,269
5.500% due 04/01/22 "	29,641	31,806
5.500% due 05/01/22 "	60,936	64,996
5.500% due 05/01/22 "	68,943	74,444
5.500% due 07/01/22 "	9,085	9,940
5.500% due 06/01/23 "	13,753	15,446
5.500% due 06/01/23 "	27,822	30,210
5.500% due 09/01/23 "	44,449	48,308
5.500% due 02/01/24 "	17,254	19,380
5.500% due 01/01/28 "	214,771	241,265
5.500% due 03/01/28 "	5,183	5,820
5.500% due 06/01/30 "	401,193	452,480
5.500% due 11/01/32 "	110,463	125,224
5.500% due 01/01/34 "	3,842	4,316
5.500% due 02/01/34 "	24,305	27,417
5.500% due 03/01/34 "	4,420	5,006
5.500% due 04/01/34 "	1,456	1,651
5.500% due 04/01/34 "	153,954	174,910
5.500% due 02/01/35 "	35,959	40,792
5.500% due 02/01/35 "	19,952	22,649
5.500% due 05/01/35 "	31,795	36,138
5.500% due 05/01/35 "	199,141	225,943
5.500% due 06/01/35 "	37,758	42,874
5.500% due 07/01/35 "	25,688	29,103
5.500% due 07/01/35 "	345,720	389,666
5.500% due 08/01/35 "	60,654	68,878
5.500% due 10/01/35 "	376,984	425,405
5.500% due 11/01/35 "	201,937	227,914
5.500% due 12/01/35 "	46,776	52,528
5.500% due 01/01/36 "	8,722	9,889
5.500% due 07/01/36 "	27,561	31,322
5.500% due 09/01/36 "	32,186	36,569
5.500% due 11/01/36 "	6,540	7,397
5.500% due 08/01/39 "	15,789	17,730

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
6.000% due 02/01/33 "	$6,875	$7,856
6.000% due 06/01/36 "	969	1,110
6.000% due 06/01/36 "	11,909	13,676
6.000% due 08/01/36 "	1,536	1,756
6.000% due 09/01/36 "	23,950	27,439
6.000% due 09/01/36 "	6,590	7,553
6.000% due 06/01/37 "	103,114	118,964
6.000% due 09/01/37 "	71,648	81,872
6.000% due 10/01/39 "	223,073	255,722
6.000% due 06/01/40 "	54,580	62,507
6.500% due 03/01/17 "	1,881	1,903

		164,624,079

Freddie Mac - 1.3%

2.150% due 09/01/35 " §	12,847	13,580
2.615% due 11/01/31 " §	4,155	4,415
2.620% due 09/01/35 " §	74,964	79,998
2.766% due 04/01/32 " §	13,714	14,477
2.933% due 06/01/35 " §	107,679	113,801
3.500% due 10/01/42 "	404,588	431,275
3.500% due 03/01/43 "	657,178	700,366
3.500% due 02/01/44 "	176,197	187,793
3.500% due 03/01/45 "	640,114	682,240
3.500% due 08/01/46 "	3,500,000	3,685,883
4.000% due 12/01/42 "	844,221	911,847
4.000% due 07/01/46 "	1,000,000	1,070,321
4.500% due 11/01/44 "	245,350	272,608
5.500% due 03/01/23 "	4,622	5,147
5.500% due 04/01/38 "	167,357	187,656
5.500% due 04/01/38 "	261,245	293,814
5.500% due 06/01/38 "	101,856	114,356
5.500% due 07/01/38 "	41,228	46,300
5.500% due 12/01/38 "	42,457	47,768
5.500% due 01/01/39 "	325,810	366,340
5.500% due 03/01/39 "	158,607	177,753
5.500% due 05/01/40 "	11,878	13,348
6.000% due 12/01/22 "	8,818	10,016
6.000% due 03/01/23 "	23,367	26,541

		9,457,643

Government National Mortgage Association - 3.1%

3.000% due 08/20/46 "	4,300,000	4,485,773
3.500% due 09/01/45 "	2,959,486	3,145,465
3.500% due 08/20/46 "	12,100,000	12,824,110
4.000% due 08/20/46 "	1,000,000	1,068,672
5.000% due 10/01/38 "	273,551	307,392
5.000% due 12/01/38 "	172,393	192,844
5.000% due 03/01/39 "	289,534	325,245
5.000% due 04/01/39 "	10,779	12,077

		22,361,578

Total Mortgage-Backed Securities (Cost $261,185,502)		261,682,844

ASSET-BACKED SECURITIES - 5.8%

Aegis Asset Backed Securities Trust 1.353% due 10/25/34 " §	722,320	674,228
Ameriquest Mortgage Securities Trust 1.083% due 01/25/36 " §	2,010,000	1,216,313
ARES CLO Ltd (Cayman) 1.911% due 10/12/23 " ~	700,000	696,721
Argent Securities Inc
1.273% due 02/25/34 " §	985,563	890,851
1.578% due 11/25/34 " §	469,638	389,007
Asset-Backed Funding Certificates Trust 1.153% due 06/25/34 " §	78,711	73,807
Basic Asset Backed Securities Trust 0.763% due 04/25/36 " §	2,000,000	1,822,322

	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust
0.653% due 12/25/36 " §	$344,486	$327,697
0.703% due 08/25/36 " §	6,696,353	3,216,628
1.123% due 06/25/35 " §	300,000	264,103
Bosphorus CLO (Ireland) 0.894% due 11/10/23 " § ~	EUR 272,888	302,847
Bravo Mortgage Asset Trust 0.693% due 07/25/36 " § ~	$1,081,430	1,051,787
Business Loan Express Business Loan Trust 0.883% due 02/25/31 " § ~	296,433	280,979
Chapel BV (Netherlands) 0.402% due 11/17/64 " § ~	EUR 107,990	114,312
Citigroup Mortgage Loan Trust
0.623% due 05/25/37 " §	$400,000	369,966
0.889% due 11/25/45 " § ~	3,700,000	3,398,722
Citigroup Mortgage Loan Trust Inc 2.103% due 07/25/37 " §	1,122,000	1,001,399
Community Funding CLO (Cayman) 5.750% due 11/01/27 " § ~	660,000	640,226
Countrywide Asset-Backed Certificates
0.803% due 05/25/46 " § ~	572,502	548,672
0.853% due 06/25/36 " §	500,000	368,574
First Franklin Mortgage Loan Trust 1.113% due 05/25/36 " §	1,000,000	979,934
GSAA Home Equity Trust 0.553% due 03/25/37 " §	645,028	333,851
HERO Funding Trust 3.990% due 09/21/40 " ~	374,714	376,705
Hillmark Funding Ltd (Cayman) 0.904% due 05/21/21 " § ~	377,895	370,392
Home Equity Asset Trust 1.353% due 11/25/34 " §	807,220	788,737
Kingsland III Ltd 0.876% due 08/24/21 " ~	265,010	264,126
Long Beach Mortgage Loan Trust
0.603% due 09/25/36 " §	232,999	142,846
0.608% due 08/25/36 " §	789,057	421,564
0.753% due 02/25/36 " §	1,407,380	778,603
Malin CLO BV (Netherlands) 0.029% due 05/07/23 " § ~	EUR 90,519	100,064
Mastr Asset Backed Securities 0.673% due 10/25/36 " §	$745,401	326,046
Merrill Lynch Mortgage Investors Trust 0.613% due 04/25/37 " §	500,000	261,216
Morgan Stanley Home Equity Loan Trust
0.553% due 12/25/36 " §	1,221,464	681,771
0.593% due 12/25/36 " §	964,156	541,547
0.623% due 04/25/37 " §	1,193,472	720,400
National Collegiate Student Loan Trust 0.803% due 03/25/33 " §	2,920,000	1,973,048
Neuberger Berman CLO Ltd (Cayman) 1.931% due 07/25/23 " § ~	700,000	700,000
OneMain Financial Issuance Trust 3.190% due 03/18/26 " ~	1,300,000	1,315,013
Option One Mortgage Loan Trust
0.583% due 07/25/37 " §	1,205,287	743,194
0.943% due 11/25/35 " §	6,230,000	3,228,056
SBA Small Business Investment Cos 2.517% due 03/01/25 "	108,971	112,382
Securitized Asset-Backed Receivables LLC Trust
0.583% due 05/25/37 " §	98,169	64,657
0.593% due 05/25/36 " §	42,682	24,094
SLM Student Loan Trust
0.853% due 03/25/25 " §	849,165	820,345
2.288% due 07/25/22 " §	730,000	731,007
2.338% due 07/25/23 " §	748,052	748,892
SMB Private Education Loan Trust
1.592% due 05/15/26 " § ~	2,000,000	1,978,582
1.942% due 04/15/32 " § ~	550,000	532,177
3.050% due 05/15/26 " ~	2,200,000	2,259,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SoFi Professional Loan Program LLC 1.703% due 08/25/32 " § ~	$400,382	$400,732
Structured Asset Investment Loan Trust 1.188% due 08/25/35 " §	1,200,000	1,165,654
Sunrise SARL (Italy) 0.242% due 08/27/31 " §	EUR 75,692	84,083
United States Small Business Administration 3.370% due 10/01/33 "	$331,187	354,317
Wood Street BV CLO (Netherlands) 0.107% due 11/22/21 " § ~	EUR 23,950	26,448

Total Asset-Backed Securities (Cost $41,000,804)		41,999,382

U.S. GOVERNMENT AGENCY ISSUES - 0.8%

Fannie Mae
2.173% due 10/09/19	$2,680,000	2,576,962
6.625% due 11/15/30	1,500,000	2,303,316
Tennessee Valley Authority 5.250% due 09/15/39	500,000	687,197

Total U.S. Government Agency Issues (Cost $5,244,314)		5,567,475

U.S. TREASURY OBLIGATIONS - 24.7%

U.S. Treasury Bonds - 11.1%

2.500% due 02/15/45	1,900,000	1,980,416
2.500% due 02/15/46	1,200,000	1,250,719
2.500% due 05/15/46	33,630,000	35,085,540
2.750% due 08/15/42	1,400,000	1,544,183
2.750% due 11/15/42	3,100,000	3,413,937
2.875% due 05/15/43	5,380,000	6,055,233
2.875% due 08/15/45	4,800,000	5,391,562
3.000% due 05/15/42	1,200,000	1,387,594
3.000% due 11/15/44	4,770,000	5,490,065
3.000% due 05/15/45	300,000	345,205
3.000% due 11/15/45	5,400,000	6,214,639
3.125% due 02/15/43	3,500,000	4,130,070
3.125% due 08/15/44	3,000,000	3,534,375
3.375% due 05/15/44	300,000	370,113
4.250% due 05/15/39	400,000	559,492
4.375% due 11/15/39	1,800,000	2,560,464
4.375% due 05/15/40	500,000	712,100
4.625% due 02/15/40	400,000	588,445

		80,614,152

U.S. Treasury Inflation Protected Securities - 8.7%

0.125% due 04/15/18 ^	621,024	630,517
0.125% due 04/15/20 ^ ‡	715,183	732,043
0.125% due 01/15/23 ^	4,249,896	4,311,320
0.125% due 07/15/24 ^	5,743,548	5,809,099
0.375% due 07/15/25 ^	474,197	488,778
0.625% due 07/15/21 ^	2,547,768	2,684,810
0.625% due 01/15/26 ^	2,245,476	2,366,828
0.625% due 02/15/43 ^	2,414,354	2,357,170
0.750% due 02/15/42 ^	720,025	723,634
0.750% due 02/15/45 ^	2,651,891	2,671,451
1.000% due 02/15/46 ^	2,988,949	3,233,337
1.250% due 07/15/20 ^	2,852,460	3,068,271
1.375% due 02/15/44 ^	256,653	297,451
1.750% due 01/15/28 ^	3,312,032	3,877,860
2.125% due 02/15/41 ^	207,586	274,475
2.375% due 01/15/25 ^	12,820,031	15,325,616
2.375% due 01/15/27 ^	5,220,292	6,416,339
2.500% due 01/15/29 ^	2,117,360	2,687,159
3.875% due 04/15/29 ^	3,929,634	5,668,984

		63,625,142

	Principal Amount	Value
U.S. Treasury Notes - 4.9%

1.375% due 01/31/21	$160,000	$162,869
1.375% due 05/31/21	230,000	234,205
1.375% due 06/30/23	9,820,000	9,874,472
1.625% due 04/30/23	90,000	92,053
1.625% due 05/31/23	8,700,000	8,898,464
1.750% due 09/30/22	1,260,000	1,300,483
1.875% due 08/31/22	1,950,000	2,027,657
2.000% due 11/30/22	8,550,000	8,951,619
2.250% due 11/15/24 ‡	2,900,000	3,095,185
2.500% due 05/15/24	100,000	108,668
2.750% due 02/15/24 ‡	800,000	883,469

		35,629,144

Total U.S. Treasury Obligations (Cost $171,972,941)		179,868,438

FOREIGN GOVERNMENT BONDS & NOTES - 4.3%

Argentine Republic Government International (Argentina)
6.875% due 04/22/21 ~	420,000	449,400
7.500% due 04/22/26 ~	150,000	162,975
Banco Nacional de Desenvoolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	112,532
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/17	BRL 6,184,000	1,891,670
10.000% due 01/01/23	5,437,000	1,544,001
Brazilian Government International (Brazil)
5.000% due 01/27/45	$200,000	180,000
5.625% due 01/07/41	1,000,000	972,500
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	443,000
3.380% due 11/21/24 ~	7,000,000	1,044,820
3.390% due 05/21/25 ~	1,000,000	148,740
Colombia Government (Colombia) 5.625% due 02/26/44	$650,000	724,750
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	750,000	777,221
4.875% due 05/05/21 ~	500,000	544,119
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 66,710,000	3,819,261
7.750% due 11/13/42	59,900,000	3,820,225
8.000% due 06/11/20	600,000	35,966
8.500% due 12/13/18	10,000,000	591,326
10.000% due 12/05/24	25,400,000	1,784,121
Mexico Government International (Mexico)
3.600% due 01/30/25	$580,000	608,275
5.550% due 01/21/45	2,020,000	2,426,525
Peruvian Government International (Peru)
5.625% due 11/18/50	450,000	560,250
6.550% due 03/14/37	40,000	54,100
Poland Government (Poland)
2.000% due 04/25/21	PLN 200,000	50,529
2.500% due 07/25/26	3,230,000	791,499
3.250% due 07/25/25	2,820,000	739,595
Poland Government International (Poland) 4.000% due 01/22/24	$1,230,000	1,330,706
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	202,806
3.150% due 06/02/22	CAD 900,000	766,653
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	651,212
Russian Federal (Russia) 7.050% due 01/19/28	RUB 95,420,000	1,374,266
Russian Foreign (Russia) 7.500% due 03/31/30 § ~	$1,005,700	1,228,840

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Turkey Government (Turkey)
4.875% due 04/16/43	$780,000	$763,991
5.625% due 03/30/21	280,000	305,899

Total Foreign Government Bonds & Notes (Cost $32,846,529)		30,901,773

MUNICIPAL BONDS - 1.4%

City of Chicago IL 7.750% due 01/01/42	400,000	406,464
City of Chicago IL ‘B’ 5.630% due 01/01/22	400,000	407,720
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,875,566
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	2,123,376
State of California
7.500% due 04/01/34	100,000	151,611
7.600% due 11/01/40	400,000	644,436
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	750,000	715,043
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,506,505

Total Municipal Bonds (Cost $8,533,607)		9,830,721

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $330,347)		211,034

SHORT-TERM INVESTMENTS - 15.2%

Commercial Paper - 3.1%

American Electric Power 0.772% due 07/18/16 ~	2,000,000	1,999,244
Autonation Inc 1.265% due 07/20/16 ~	1,400,000	1,399,039
BAT International Finance PLC 0.921% due 08/16/16 ~	1,000,000	998,824
Bell Canada 0.750% due 07/14/16 ~	700,000	699,800
Deutsche Telekom 0.776% due 07/08/16 ~	2,000,000	1,999,662
Duke Energy Corp 0.741% due 07/12/16 ~	2,000,000	1,999,516
Humana Inc 0.835% due 07/11/16 ~	1,400,000	1,399,650
Pitney Bowes Inc
1.028% due 07/08/16 ~	2,000,000	1,999,553
1.067% due 07/11/16 ~	1,000,000	999,681
Schlumberger Holdings Corp 1.201% due 09/15/16 ~	2,000,000	1,994,982
Sempra Global
1.021% due 08/17/16 ~	1,100,000	1,098,535
1.030% due 08/15/16 ~	1,000,000	998,713
St Jude Medical Inc 0.796% due 07/12/16 ~	700,000	699,818
Thompson Reuters Corp 0.748% due 09/07/16 ~	2,000,000	1,997,194
Volvo Treasury 0.800% due 07/15/16 ~	1,100,000	1,099,641
Wyndham Worldwide Corp 1.083% due 07/14/16 ~	1,100,000	1,099,547

		22,483,399

U. S. Government Agency Issue - 0.3%

Federal Home Loan Bank 0.298% due 08/12/16	2,100,000	2,099,265

	Shares	Value
Money Market Fund - 11.8%

BlackRock Liquidity Funds T-Fund Portfolio	85,902,748	$85,902,748

Total Short-Term Investments (Cost $110,484,647)		110,485,412

TOTAL INVESTMENTS - 117.4% (Cost $840,799,875)		852,998,969

SECURITIES SOLD SHORT - (1.8%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $12,776,805)		(12,818,801)

OTHER ASSETS & LIABILITIES, NET - (15.6%)		(113,481,117)

NET ASSETS - 100.0%		$726,699,051

Notes to Schedule of Investments

(a)	As of June 30, 2016, the amounts of $6,586,350 in cash and investments with a total aggregate value of $3,458,680 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2016 was $3,284,124 at a weighted average interest rate of 0.517%.

(c)	Securities sold short outstanding as of June 30, 2016 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.8%)
Fannie Mae
2.500% due 07/01/31	$2,000,000	($2,069,375)
3.000% due 07/01/31	4,000,000	(4,194,297)
3.500% due 08/01/46	3,300,000	(3,477,504)
Government National Mortgage Association
3.500% due 07/01/46	2,900,000	(3,077,625)

Total Securities Sold Short (Proceeds $12,776,805)		($12,818,801)

(d)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AUD FX (09/16)	13	$828
CAD FX (09/16)	34	(41,931)
Euro-Bobl (09/16)	10	13,632
Euro-BTP (09/16)	39	84,012
Eurodollar (09/16)	17	5,970
Eurodollar (03/17)	102	102,381
Eurodollar (06/17)	34	38,202
Eurodollar (12/18)	27	14,425
U.S. Treasury 2-Year Notes (09/16)	361	398,576
U.S. Treasury 5-Year Notes (09/16)	2,542	4,940,084
U.S. Treasury 10-Year Notes (09/16)	81	418,675
U.S. Treasury 30-Year Bonds (09/16)	116	729,283
U.S. Ultra Long Bonds (09/16)	137	1,589,154

		8,293,291

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
90-Day LIBOR Sterling (09/17)	20	($28,875)
90-Day LIBOR Sterling (03/18)	308	(287,443)
90-Day LIBOR Sterling (06/18)	240	(120,985)
Canada 10-Year Bonds (09/16)	4	(10,966)
Euro FX (09/16)	84	346,227
Euro-Bund (09/16)	34	(131,912)
Euro-Buxl (09/16)	1	(19,755)
Eurodollar (12/16)	661	(371,998)
Eurodollar (03/17)	51	(127,376)
Eurodollar (09/17)	13	(11,390)
Eurodollar (12/17)	135	(158,949)
Eurodollar (03/18)	221	(190,148)
Eurodollar (06/18)	44	(56,554)
Eurodollar (09/18)	38	(41,310)
Eurodollar (12/18)	173	(177,263)
GBP FX (09/16)	8	23,518
Japan 10-Year Bonds (09/16)	6	(57,568)
JPY FX (09/16)	103	(419,416)
U.S. Treasury 10-Year Notes (09/16)	1,009	(2,225,441)
U.S. Ultra Long Bonds (09/16)	197	(734,047)

		(4,801,651)

Total Futures Contracts		$3,491,640

(e)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,730,000	USD	2,018,943	08/16	BRC	$13,883
AUD	3,140,000	USD	2,330,424	08/16	CIT	7,697
AUD	2,084,000	USD	1,548,226	08/16	HSB	3,572
BRL	3,281,250	USD	960,497	07/16	BOA	56,514
CNY	10,580,000	USD	1,620,447	07/16	BRC	(29,921)
CNY	2,968,000	USD	454,336	07/16	CIT	(7,814)
EUR	239,085	USD	272,731	07/16	BOA	(7,270)
EUR	9,000,103	USD	10,121,644	07/16	BRC	(130,974)
EUR	3,174,000	USD	3,626,374	07/16	CIT	(102,211)
EUR	1,137,692	USD	1,306,037	08/16	BOA	(41,519)
EUR	200,000	USD	225,008	08/16	CIT	(2,713)
EUR	5,367,000	USD	5,976,624	08/16	JPM	(11,332)
EUR	1,327,000	USD	1,501,813	08/16	UBS	(26,884)
GBP	799,000	USD	1,074,613	07/16	BRC	(10,837)
GBP	1,783,000	USD	2,559,716	07/16	JPM	(185,983)
GBP	333,000	USD	480,167	07/16	UBS	(36,840)
GBP	873,000	USD	1,170,105	08/16	DUB	(7,587)
INR	67,000,000	USD	997,543	07/16	BOA	(7,296)
INR	4,534,050	USD	67,057	08/16	CIT	(456)
JPY	727,329,000	USD	6,607,314	07/16	BOA	439,005
JPY	25,840,000	USD	238,956	07/16	CIT	11,380
JPY	951,300,000	USD	9,088,340	08/16	CIT	136,098
JPY	158,700,000	USD	1,453,410	08/16	JPM	85,451
KRW	942,660,200	USD	799,000	08/16	CIT	18,954
KRW	67,111,800	USD	57,000	08/16	DUB	1,233
KRW	364,188,700	USD	308,000	08/16	HSB	8,010
KRW	459,253,400	USD	389,000	08/16	JPM	9,498
MXN	16,063,000	USD	866,288	08/16	CIT	7,479
MYR	767,040	USD	188,000	07/16	UBS	1,906
MYR	1,110,240	USD	270,000	08/16	BRC	4,637
SGD	267,000	USD	195,953	08/16	CIT	2,159
SGD	736,000	USD	546,583	08/16	JPM	(479)
USD	618,992	AUD	835,000	08/16	CIT	(2,770)
USD	2,433,059	AUD	3,279,000	08/16	HSB	(8,565)
USD	1,061,587	AUD	1,471,000	08/16	JPM	(33,756)
USD	1,768,031	BRL	6,538,000	07/16	BRC	(258,397)
USD	1,992,999	CAD	2,500,000	07/16	CIT	57,831
USD	799,619	CAD	1,036,020	08/16	CIT	(2,394)
USD	491,336	CNY	3,190,000	07/16	BOA	12,988

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,227,098	CNY	27,490,931	07/16	BRC	$91,207
USD	1,205,429	CNY	7,860,000	07/16	CIT	26,805
USD	346,346	CNY	2,275,254	08/16	BOA	5,535
USD	1,020,937	DKK	6,850,000	07/16	HSB	(1,445)
USD	7,533,990	DKK	49,515,000	07/16	JPM	143,736
USD	2,402,359	EUR	2,168,000	07/16	BNP	(4,029)
USD	9,990,279	EUR	8,898,678	07/16	BRC	112,223
USD	804,290	EUR	727,000	07/16	GSC	(2,649)
USD	1,529,629	EUR	1,343,000	08/16	CIT	36,916
USD	77,013	EUR	69,000	08/16	HSB	321
USD	9,401,584	EUR	8,266,000	08/16	JPM	214,124
USD	852,915	GBP	638,000	07/16	BNP	3,537
USD	1,169,346	GBP	813,000	07/16	CIT	86,988
USD	1,722,840	GBP	1,241,000	07/16	HSB	70,680
USD	3,630,624	GBP	2,522,000	07/16	JPM	273,051
USD	1,699,081	JPY	179,810,000	07/16	BOA	(42,908)
USD	9,612,773	JPY	1,032,671,000	08/16	HSB	(400,692)
USD	696,716	JPY	76,700,000	08/16	JPM	(47,018)
USD	342,000	KRW	400,755,600	08/16	BRC	(5,739)
USD	352,000	KRW	419,056,000	08/16	CIT	(11,618)
USD	390,000	KRW	456,105,000	08/16	HSB	(5,766)
USD	4,134,943	KRW	4,787,429,850	08/16	JPM	(19,149)
USD	1,876,395	KRW	2,192,756,100	08/16	UBS	(26,277)
USD	3,302,185	MXN	58,161,393	07/16	BOA	125,070
USD	301,120	MXN	5,541,000	08/16	BRC	(289)
USD	249,170	MXN	4,666,000	08/16	CIT	(4,643)
USD	878,666	MXN	15,913,494	08/16	JPM	13,032
USD	262,000	MXN	4,802,460	08/16	RBS	764
USD	404,000	MYR	1,673,974	08/16	BRC	(10,086)
USD	538,000	MYR	2,170,830	08/16	JPM	1,008
USD	336,000	MYR	1,383,480	08/16	UBS	(6,227)
USD	995,565	PLN	3,740,000	07/16	BRC	47,910
USD	102,595	RUB	6,925,421	07/16	UBS	(5,277)
USD	4,008,977	SGD	5,441,584	08/16	CIT	(28,619)
USD	257,000	SGD	354,650	08/16	JPM	(6,146)
USD	643,057	TWD	20,721,462	08/16	JPM	(3)

Total Forward Foreign Currency Contracts						$586,624

(f)	Purchased options outstanding as of June 30, 2016 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 5-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	1.000%	12/13/16	MSC	$3,000,000	$25,294	$24,203
Call - 2-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	2.100%	01/30/18	JPM	2,700,000	38,340	61,413

							63,634	85,616

Put - 1-Year Interest Rate Swap	Receive	3- Month USD-LIBOR	1.250%	07/05/16	CIT	34,200,000	12,540	3
Put - 1-Year Interest Rate Swap	Receive	3- Month USD-LIBOR	1.250%	07/05/16	MSC	33,500,000	11,558	3
Put - 1-Year Interest Rate Swap	Receive	3- Month USD-LIBOR	1.200%	07/18/16	CIT	14,500,000	5,075	1
Put - 30-Year Interest Rate Swap	Receive	3- Month USD-LIBOR	2.940%	08/20/18	GSC	300,000	29,340	7,836
Put - 30-Year Interest Rate Swap	Receive	3- Month USD-LIBOR	2.905%	08/20/18	MSC	900,000	88,800	24,811

							147,313	32,654

							$210,947	$118,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (08/16)	$122.00	07/22/16	CME	26	$10,647	$11,781
Call - U.S. Treasury 5-Year Notes (08/16)	122.25	07/22/16	CME	26	8,920	8,531
Call - U.S. Treasury 10-Year Notes (08/16)	132.50	07/22/16	CME	26	20,600	23,969
Call - U.S. Treasury 10-Year Notes (08/16)	138.50	07/22/16	CME	200	3,775	3,125

					43,942	47,406

Put - EUR FX (07/16)	1.12	07/08/16	CME	2	3,644	3,100
Put - EUR FX (07/16)	1.14	07/08/16	CME	1	1,853	3,712
Put - JPY FX (07/16)	91.00	07/08/16	CME	2	2,781	25
Put - JPY FX (07/16)	92.00	07/08/16	CME	2	1,631	38
Put - JPY FX (07/16)	93.00	07/08/16	CME	2	2,682	63
Put - JPY FX (07/16)	93.50	07/08/16	CME	1	1,178	44
Put - U.S. Treasury 5-Year Notes (08/16)	113.00	07/22/16	CME	856	9,470	—
Put - U.S. Treasury 5-Year Notes (08/16)	113.25	07/22/16	CME	374	4,138	—
Put - U.S. Treasury 5-Year Notes (08/16)	113.50	07/22/16	CME	374	4,138	—
Put - U.S. Treasury 5-Year Notes (08/16)	113.75	07/22/16	CME	400	4,425	—
Put - U.S. Treasury 10-Year Notes (08/16)	132.50	07/22/16	CME	26	10,850	11,375
Put - U.S. Treasury 10-Year Notes (08/16)	133.00	07/22/16	CME	27	16,728	17,719
Put - U.S. Treasury 30-Year Bonds (08/16)	171.00	07/22/16	CME	5	6,423	6,094
Put - JPY FX (08/16)	95.00	08/05/16	CME	3	5,072	3,000
Put - U.S. Treasury 5-Year Notes (09/16)	114.75	08/26/16	CME	28	240	—
Put - U.S. Treasury 5-Year Notes (09/16)	115.50	08/26/16	CME	24	205	188

					75,458	45,358

					$119,400	$92,764

Total Purchased Options					$330,347	$211,034

(g)	Transactions in written options for the three-month period ended June 30, 2016 were as follows:

	Number of Contracts	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2016	440	1,100,000	10,600,000	—	53,175,000	$666,690
Call Options Written	220	1,400,000	1,800,000	1,000,000	10,000,000	212,496
Put Options Written	431	1,100,000	—	—	4,800,000	274,356
Call Options Expired	(276)	(1,100,000)	(4,300,000)	—	(2,975,000)	(227,799)
Put Options Expired	(164)	—	(6,300,000)	—	(37,600,000)	(253,646)

Outstanding, June 30, 2016	651	2,500,000	1,800,000	1,000,000	27,400,000	$672,097

(h)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - AUD versus USD	$0.75	07/13/16	CIT	AUD 600,000	$3,259	($2,187)
Call - AUD versus USD	0.75	07/15/16	WBC	800,000	5,382	—
Call - GBP versus USD	1.38	07/27/16	HSB	GBP 1,000,000	8,481	(4,430)
Call - KRW versus USD	KRW 1,217.00	07/27/16	DUB	$1,000,000	4,910	(1,169)
Call - EUR versus USD	$1.13	08/08/16	UBS	EUR 1,800,000	12,145	(11,264)
Call - KRW versus USD	KRW 1,222.00	08/10/16	JPM	$3,000,000	15,075	(6,572)
Call - RUB versus USD	RUB 87.00	12/08/16	HSB	400,000	17,190	(2,216)

					66,442	(27,838)

Put - KRW versus USD	KRW 1,142.50	07/14/16	JPM	800,000	6,012	(3,546)
Put - KRW versus USD	1,150.00	07/27/16	DUB	1,000,000	4,200	(10,490)
Put - AUD versus USD	$0.73	08/10/16	HSB	AUD 1,100,000	6,239	(6,411)
Put - KRW versus USD	KRW 1,153.00	08/10/16	JPM	$3,000,000	19,425	(43,874)

					35,876	(64,321)

					$102,318	($92,159)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($227)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(379)

						$18,060	($606)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.765%	12/13/16	MSC	$6,000,000	$25,575	($24,073)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	2,700,000	14,040	(21,274)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	2,700,000	24,435	(39,077)

							64,050	(84,424)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	1,200,000	26,727	(4,182)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(13,243)

							111,520	(17,425)

							$175,570	($101,849)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (07/16)	$132.25	07/01/16	CME	11	$3,402	($6,016)
Call - U.S. Treasury 30-Year Bonds (07/16)	176.00	07/01/16	CME	8	3,740	(125)
Call - GBP FX (07/16)	148.00	07/08/16	CME	4	4,737	(50)
Call - U.S. Treasury 5-Year Notes (08/16)	122.50	07/22/16	CME	27	10,483	(6,117)
Call - U.S. Treasury 10-Year Notes (08/16)	130.50	07/22/16	CME	11	5,964	(28,016)
Call - U.S. Treasury 10-Year Notes (08/16)	131.00	07/22/16	CME	13	5,630	(27,219)
Call - U.S. Treasury 10-Year Notes (08/16)	132.00	07/22/16	CME	21	12,713	(26,250)
Call - U.S. Treasury 10-Year Notes (08/16)	133.00	07/22/16	CME	22	14,007	(14,094)
Call - U.S. Treasury 10-Year Notes (08/16)	133.50	07/22/16	CME	27	12,568	(11,813)
Call - U.S. Treasury 10-Year Notes (08/16)	134.00	07/22/16	CME	31	16,493	(9,203)
Call - U.S. Treasury 30-Year Bonds (08/16)	166.00	07/22/16	CME	10	12,780	(65,156)
Call - U.S. Treasury 30-Year Bonds (08/16)	167.00	07/22/16	CME	5	8,984	(27,969)
Call - U.S. Treasury 30-Year Bonds (08/16)	175.00	07/22/16	CME	8	10,286	(7,125)
Call - U.S. Treasury 30-Year Bonds (08/16)	176.00	07/22/16	CME	3	4,256	(2,062)
Call - U.S. Treasury 10-Year Notes (09/16)	133.00	08/26/16	CME	12	7,211	(12,750)
Call - U.S. Treasury 10-Year Notes (09/16)	134.00	08/26/16	CME	2	650	(1,375)
Call - U.S. Treasury 10-Year Notes (09/16)	135.00	08/26/16	CME	5	3,765	(2,188)

					137,669	(247,528)

Put - EUR FX (07/16)	1.09	07/08/16	CME	16	12,385	(2,600)
Put - EUR FX (07/16)	1.10	07/08/16	CME	43	42,535	(16,125)
Put - EUR FX (07/16)	1.11	07/08/16	CME	7	5,065	(5,775)
Put - U.S. Treasury 5-Year Notes (08/16)	120.00	07/22/16	CME	49	12,169	(1,148)
Put - U.S. Treasury 5-Year Notes (08/16)	120.50	07/22/16	CME	10	3,405	(312)
Put - U.S. Treasury 5-Year Notes (08/16)	121.00	07/22/16	CME	27	7,693	(1,477)
Put - U.S. Treasury 5-Year Notes (08/16)	121.25	07/22/16	CME	26	5,814	(2,234)
Put - U.S. Treasury 10-Year Notes (08/16)	130.00	07/22/16	CME	17	5,788	(797)
Put - U.S. Treasury 10-Year Notes (08/16)	130.50	07/22/16	CME	11	3,417	(688)
Put - U.S. Treasury 10-Year Notes (08/16)	131.00	07/22/16	CME	9	2,221	(984)
Put - U.S. Treasury 10-Year Notes (08/16)	132.00	07/22/16	CME	64	22,607	(17,000)
Put - U.S. Treasury 30-Year Bonds (08/16)	158.00	07/22/16	CME	5	3,890	(78)
Put - U.S. Treasury 30-Year Bonds (08/16)	162.00	07/22/16	CME	9	6,721	(422)
Put - U.S. Treasury 30-Year Bonds (08/16)	165.00	07/22/16	CME	8	7,865	(875)
Put - U.S. Treasury 30-Year Bonds (08/16)	166.00	07/22/16	CME	23	17,675	(3,953)
Put - U.S. Treasury 30-Year Bonds (08/16)	167.00	07/22/16	CME	6	4,668	(1,594)
Put - U.S. Treasury 30-Year Bonds (08/16)	168.00	07/22/16	CME	21	21,275	(8,531)
Put - U.S. Treasury 30-Year Bonds (08/16)	169.00	07/22/16	CME	10	6,374	(5,938)
Put - EUR FX (08/16)	1.09	08/05/16	CME	7	4,240	(5,512)
Put - EUR FX (08/16)	1.10	08/05/16	CME	2	3,418	(2,300)
Put - U.S. Treasury 10-Year Notes (09/16)	131.00	08/26/16	CME	46	25,241	(16,531)
Put - U.S. Treasury 30-Year Bonds (09/16)	162.00	08/26/16	CME	15	14,014	(4,453)

					238,480	(99,327)

					$376,149	($346,855)

Total Written Options					$672,097	($541,469)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(i)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	09/20/16	GSC	0.542%	$200,000	$269	($1,217)	$1,486
Mexico Government	1.000%	09/20/16	JPM	0.364%	100,000	175	577	(402)
Volkswagen International Finance NV	1.000%	12/20/16	CIT	0.346%	EUR 400,000	1,518	(3,701)	5,219
Volkswagen International Finance NV	1.000%	03/20/17	CIT	0.402%	400,000	2,060	4,403	(2,343)
Colombia Government	1.000%	03/20/19	GSC	1.261%	$1,800,000	(12,027)	(16,452)	4,425
Colombia Government	1.000%	03/20/19	HSB	1.261%	3,500,000	(23,386)	(28,642)	5,256
Petrobras International Co SA	1.000%	12/20/19	GSC	5.720%	300,000	(44,181)	(32,995)	(11,186)
Mexico Government	1.000%	12/20/20	CIT	1.410%	300,000	(5,230)	(12,777)	7,547
Brazilian Government	1.000%	12/20/20	DUB	2.854%	235,000	(18,187)	(38,299)	20,112
Mexico Government	1.000%	12/20/20	DUB	1.410%	600,000	(10,459)	(22,434)	11,975
Citigroup Inc	1.000%	12/20/20	JPM	0.867%	900,000	5,453	3,084	2,369
Tesco PLC	1.000%	06/20/21	BRC	2.728%	EUR 800,000	(71,187)	(80,267)	9,080
Italy Government	1.000%	06/20/21	CIT	1.390%	$2,500,000	(45,079)	(42,151)	(2,928)
Italy Government	1.000%	06/20/21	JPM	1.521%	5,600,000	(134,847)	(119,509)	(15,338)

						($355,108)	($390,380)	$35,272

Credit Default Swaps on Credit Indices - Buy Protection (2)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
CDX HY 25 5Y	5.000%	12/20/20	ICE	$148,500	($1,686)	$—	($1,686)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$96,450	$713	$—	$713
ABX HE AAA	0.110%	05/25/46	BRC	2,254,335	(417,011)	(458,577)	41,566
CMBX NA BBB	3.000%	01/17/47	MSC	800,000	(81,026)	(94,454)	13,428
CMBX NA AAA	0.500%	10/17/57	DUB	800,000	(29,823)	(41,710)	11,887
CMBX NA AAA	0.500%	09/17/58	DUB	600,000	(30,648)	(33,285)	2,637
CMBX NA AAA	0.500%	09/17/58	MSC	700,000	(35,756)	(39,122)	3,366
CMBX NA BBB	3.000%	05/11/63	MSC	1,000,000	(73,623)	(78,082)	4,459

					(667,174)	(745,230)	78,056

			Exchange
CDX IG 23 5Y	1.000%	12/20/19	CME	990,000	8,267	13,423	(5,156)
CDX IG 24 5Y	1.000%	06/20/20	CME	7,142,000	63,704	73,003	(9,299)
CDX IG 25 5Y	1.000%	12/20/20	ICE	3,460,000	29,538	8,536	21,002
CDX IG 26 5Y	1.000%	06/20/21	ICE	17,200,000	188,749	219,287	(30,538)
CDX HY 26 5Y	5.000%	06/20/21	ICE	2,997,000	143,743	123,670	20,073
iTraxx Europe 25 5Y	5.000%	06/20/21	ICE	EUR 800,000	50,676	51,705	(1,029)

					484,677	489,624	(4,947)

					($182,497)	($255,606)	$73,109

					($539,291)	($645,986)	$106,695

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	DUB	5.700%	01/18/19	MXN 10,000,000	$7,899	($4,168)	$12,067
28-Day MXN TIIE	JPM	5.700%	01/18/19	3,000,000	2,444	(1,022)	3,466

					10,343	(5,190)	15,533

	Exchange
28-Day MXN TIIE	CME	4.060%	08/24/16	88,300,000	(1,260)	9,361	(10,621)
28-Day MXN TIIE	CME	5.700%	01/18/19	3,000,000	2,555	5,608	(3,053)
28-Day MXN TIIE	CME	5.615%	06/02/20	8,300,000	4,303	3,514	789
28-Day MXN TIIE	CME	5.495%	09/22/20	76,100,000	13,339	25,554	(12,215)
3-Month USD-LIBOR	CME	1.185%	06/13/21	$6,780,000	61,530	—	61,530
28-Day MXN TIIE	CME	5.608%	10/08/21	MXN 15,000,000	979	(6,784)	7,763
28-Day MXN TIIE	CME	6.000%	06/07/22	19,800,000	19,823	12,403	7,420
28-Day MXN TIIE	CME	6.000%	09/02/22	25,800,000	27,350	73,006	(45,656)
28-Day MXN TIIE	CME	5.975%	09/16/22	5,700,000	4,663	—	4,663
28-Day MXN TIIE	CME	6.360%	06/09/25	4,200,000	6,439	—	6,439
28-Day MXN TIIE	CME	5.990%	01/08/30	2,900,000	(6,622)	(5,080)	(1,542)

					133,099	117,582	15,517

					$143,442	$112,392	$31,050

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.250%	06/15/18	$1,100,000	($10,966)	($7,674)	($3,292)
6-Month GBP-LIBOR	CME	1.000%	09/21/18	GBP 3,700,000	(50,058)	(8,257)	(41,801)
6-Month GBP-LIBOR	CME	1.250%	09/21/18	2,900,000	(59,814)	(24,517)	(35,297)
6-Month GBP-LIBOR	CME	1.500%	09/21/18	700,000	(18,733)	(1,086)	(17,647)
3-Month USD-LIBOR	LCH	2.000%	12/16/19	$700,000	(27,393)	(15,635)	(11,758)
3-Month USD-LIBOR	LCH	2.000%	12/16/20	8,200,000	(383,012)	35,291	(418,303)
3-Month USD-LIBOR	CME	2.000%	06/15/21	500,000	(24,447)	(16,248)	(8,199)
3-Month USD-LIBOR	LCH	2.000%	06/15/21	6,000,000	(298,578)	(205,662)	(92,916)
3-Month USD-LIBOR	CME	1.897%	08/31/22	10,000,000	(476,321)	—	(476,321)
3-Month USD-LIBOR	CME	1.900%	11/30/22	20,584,000	(992,189)	—	(992,189)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	17,900,000	(1,280,367)	(427,592)	(852,775)
3-Month USD-LIBOR	CME	2.350%	08/05/25	2,500,000	(219,901)	—	(219,901)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	1,500,000	(157,661)	(16,565)	(141,096)
3-Month USD-LIBOR	CME	1.580%	06/13/26	6,760,000	(113,556)	954	(114,510)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	3,100,000	(258,775)	2,797	(261,572)
3-Month USD-LIBOR	CME	2.720%	02/15/41	3,036,000	(560,651)	(5,036)	(555,615)
3-Month USD-LIBOR	CME	2.750%	12/16/45	26,800,000	(5,637,222)	(874,965)	(4,762,257)
3-Month USD-LIBOR	CME	0.641%	05/09/46	187,300,000	(265,524)	—	(265,524)
3-Month USD-LIBOR	CME	2.500%	06/15/46	700,000	(105,667)	(30,146)	(75,521)
3-Month USD-LIBOR	LCH	2.500%	06/15/46	400,000	(64,181)	2,082	(66,263)

					($11,005,016)	($1,592,259)	($9,412,757)

					($10,861,574)	($1,479,867)	($9,381,707)

Total Swap Agreements					($11,400,865)	($2,125,853)	($9,275,012)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$212,139,190	$—	$212,139,190	$—
	Senior Loan Notes	312,700	—	312,700	—
	Mortgage-Backed Securities	261,682,844	—	261,682,844	—
	Asset-Backed Securities	41,999,382	—	40,982,451	1,016,931
	U.S. Government Agency Issues	5,567,475	—	5,567,475	—
	U.S. Treasury Obligations	179,868,438	—	179,868,438	—
	Foreign Government Bonds & Notes	30,901,773	—	30,901,773	—
	Municipal Bonds	9,830,721	—	9,830,721	—
	Short-Term Investments	110,485,412	85,902,748	24,582,664	—
	Derivatives:
	Credit Contracts
	Swaps	494,865	—	494,865	—
	Foreign Currency Contracts
	Futures	370,573	370,573	—	—
	Forward Foreign Currency Contracts	2,131,202	—	2,131,202	—
	Purchased Options	9,982	9,982	—	—

	Total Foreign Currency Contracts	2,511,757	380,555	2,131,202	—

	Interest Rate Contracts
	Futures	8,334,394	8,334,394	—	—
	Purchased Options	201,052	82,782	118,270	—
	Swaps	151,324	—	151,324	—

	Total Interest Rate Contracts	8,686,770	8,417,176	269,594	—

	Total Assets - Derivatives	11,693,392	8,797,731	2,895,661	—

	Total Assets	864,481,327	94,700,479	768,763,917	1,016,931

Liabilities	Securities Sold Short:
	Mortgaged-Backed Securities	(12,818,801)	—	(12,818,801)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,034,156)	—	(1,034,156)	—
	Foreign Currency Contracts
	Futures	(461,347)	(461,347)	—	—
	Forward Foreign Currency Contracts	(1,544,578)	—	(1,544,578)	—
	Written Options	(124,521)	(32,362)	(92,159)	—

	Total Foreign Currency Contracts	(2,130,446)	(493,709)	(1,636,737)	—

	Interest Rate Contracts
	Futures	(4,751,980)	(4,751,980)	—	—
	Written Options	(416,948)	(314,493)	(102,455)	—
	Swaps	(11,012,898)	—	(11,012,898)	—

	Total Interest Rate Contracts	(16,181,826)	(5,066,473)	(11,115,353)	—

	Total Liabilities - Derivatives	(19,346,428)	(5,560,182)	(13,786,246)	—

	Total Liabilities	(32,165,229)	(5,560,182)	(26,605,047)	—

	Total	$832,316,098	$89,140,297	$742,158,870	$1,016,931

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2016 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($3,129,511)	$—	($3,129,511)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.9%

Consumer Discretionary - 5.3%

AutoZone Inc 1.625% due 04/21/19	$30,000	$30,175
Brinker International Inc 2.600% due 05/15/18	115,000	116,417
Charter Communications Operating LLC 3.579% due 07/23/20 ~	120,000	125,580
Delphi Automotive PLC (United Kingdom) 3.150% due 11/19/20	200,000	205,946
Dollar General Corp 4.125% due 07/15/17	480,000	493,642
Dollar Tree Inc 5.250% due 03/01/20 ~	100,000	103,500
General Motors Co 3.500% due 10/02/18	95,000	97,862
GLP Capital LP 4.375% due 11/01/18	150,000	154,688
JD.com Inc (China) 3.125% due 04/29/21	370,000	363,742
Newell Brands Inc
2.050% due 12/01/17	90,000	90,760
2.150% due 10/15/18	60,000	60,669
2.600% due 03/29/19	215,000	220,774
The Interpublic Group of Cos Inc 2.250% due 11/15/17	295,000	297,115
Time Warner Cable Inc
5.850% due 05/01/17	65,000	67,300
6.750% due 07/01/18	60,000	65,854
8.250% due 04/01/19	205,000	238,195
Whirlpool Corp 1.350% due 03/01/17	290,000	290,536
Wyndham Worldwide Corp 2.950% due 03/01/17	60,000	60,511

		3,083,266

Consumer Staples - 1.6%

Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	165,000	167,903
Bunge Ltd Finance Corp
3.200% due 06/15/17	430,000	436,121
3.500% due 11/24/20	55,000	57,716
Reynolds American Inc 8.125% due 06/23/19	50,000	59,320
Tyson Foods Inc 2.650% due 08/15/19	90,000	92,528
Walgreens Boots Alliance Inc 1.750% due 05/30/18	135,000	136,104

		949,692

Energy - 8.2%

Anadarko Petroleum Corp 6.375% due 09/15/17	115,000	121,079
Cameron International Corp
1.150% due 12/15/16	85,000	85,154
1.400% due 06/15/17	165,000	165,102
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	95,000	97,753
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20	300,000	307,061
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	245,000	245,560
Columbia Pipeline Group Inc 2.450% due 06/01/18	130,000	130,480
Concho Resources Inc 7.000% due 01/15/21	200,000	206,500

	Principal Amount	Value
ConocoPhillips
1.050% due 12/15/17	$90,000	$89,478
5.200% due 05/15/18	20,000	21,416
DCP Midstream Operating LP 2.500% due 12/01/17	325,000	318,500
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	165,000	165,462
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	454,708
Energy Transfer Partners LP
6.125% due 02/15/17	50,000	51,300
6.700% due 07/01/18	95,000	101,130
Enterprise Products Operating LLC
2.550% due 10/15/19	75,000	77,129
2.850% due 04/15/21	35,000	36,206
Hess Corp 1.300% due 06/15/17	90,000	89,420
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	55,000	58,076
6.000% due 02/01/17	50,000	51,169
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	240,000	242,537
Marathon Oil Corp 6.000% due 10/01/17	115,000	119,182
Murphy Oil Corp 3.500% due 12/01/17	310,000	309,198
Nabors Industries Inc 2.350% due 09/15/16	150,000	149,775
ONEOK Partners LP 3.200% due 09/15/18	40,000	40,497
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	20,000	20,811
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	80,000	80,480
3.500% due 07/23/20	70,000	70,113
Pioneer Natural Resources Co 5.875% due 07/15/16	605,000	605,826
Rowan Cos Inc 5.000% due 09/01/17	120,000	121,500
Transocean Inc 6.800% due 12/15/16	130,000	131,788

		4,764,390

Financials - 16.5%

AerCap Ireland Capital Ltd (Netherlands) 3.950% due 02/01/22	150,000	150,375
American Campus Communities Operating Partnership LP 3.350% due 10/01/20	130,000	135,189
American Express Co 1.244% due 05/22/18 §	235,000	234,550
Aon PLC 2.800% due 03/15/21	190,000	195,385
Bank of America Corp
2.000% due 01/11/18	130,000	130,942
2.625% due 04/19/21	150,000	152,462
5.650% due 05/01/18	175,000	187,620
6.400% due 08/28/17	140,000	147,764
6.875% due 04/25/18	155,000	169,294
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	205,000	214,831
Citigroup Inc
1.550% due 08/14/17	125,000	125,441
1.700% due 04/27/18	35,000	35,072
1.800% due 02/05/18	145,000	145,696
1.850% due 11/24/17	190,000	191,115
Citizens Bank NA 2.500% due 03/14/19	250,000	253,719
CNO Financial Group Inc 4.500% due 05/30/20	75,000	78,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Commonwealth Bank of Australia (Australia) 1.750% due 11/02/18	$304,000	$306,286
Crown Castle International Corp REIT 3.400% due 02/15/21	110,000	114,965
Discover Bank 7.000% due 04/15/20	410,000	467,380
Fidelity National Financial Inc 6.600% due 05/15/17	380,000	395,977
Ford Motor Credit Co LLC
1.684% due 09/08/17	465,000	466,164
3.000% due 06/12/17	210,000	213,035
General Motors Financial Co Inc 3.150% due 01/15/20	220,000	222,905
Hyundai Capital America (South Korea)
1.450% due 02/06/17 ~	290,000	290,389
2.000% due 07/01/19 ~	60,000	60,414
2.500% due 03/18/19	200,000	204,578
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	204,940
Intercontinental Exchange Inc 2.750% due 12/01/20	160,000	167,560
JPMorgan Chase & Co 2.000% due 08/15/17	315,000	317,991
Kimco Realty Corp 6.875% due 10/01/19	30,000	34,621
Morgan Stanley
1.488% due 01/24/19 §	325,000	324,585
1.918% due 04/25/18 §	280,000	282,779
National Bank of Canada (Canada) 1.450% due 11/07/17	355,000	356,168
PNC Bank NA 1.800% due 11/05/18	335,000	339,174
Principal Life Global Funding II 1.500% due 04/18/19 ~	75,000	75,322
Regions Bank 7.500% due 05/15/18	250,000	274,294
Reinsurance Group of America Inc 6.450% due 11/15/19	30,000	34,283
S&P Global Inc 2.500% due 08/15/18	35,000	35,740
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	54,685
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	195,000	194,302
The Bank of New York Mellon Corp 2.500% due 04/15/21	130,000	134,812
The Goldman Sachs Group Inc
2.750% due 09/15/20	55,000	56,201
2.900% due 07/19/18	85,000	87,268
5.950% due 01/18/18	60,000	63,941
6.150% due 04/01/18	270,000	291,167
The Huntington National Bank 2.200% due 11/06/18	250,000	253,199
Trinity Acquisition PLC 3.500% due 09/15/21	45,000	46,706
UBS Group Funding Jersey Ltd (Switzerland) 2.950% due 09/24/20 ~	265,000	269,789
Ventas Realty LP REIT 2.000% due 02/15/18	170,000	170,932
Ventas Realty LP REIT 4.000% due 04/30/19	20,000	21,088
WEA Finance LLC (Australia) 1.750% due 09/15/17 ~	200,000	200,619

		9,581,714

	Principal Amount	Value
Health Care - 3.3%

AbbVie Inc
1.800% due 05/14/18	$120,000	$120,901
2.300% due 05/14/21	110,000	111,474
Actavis Funding SCS 2.350% due 03/12/18	190,000	192,669
Actavis Inc 1.875% due 10/01/17	130,000	130,691
Aetna Inc 1.900% due 06/07/19	245,000	248,387
Agilent Technologies Inc 6.500% due 11/01/17	87,000	92,058
Anthem Inc 2.300% due 07/15/18	140,000	142,133
Baxalta Inc
1.427% due 06/22/18 §	40,000	39,589
2.000% due 06/22/18	50,000	50,049
Biogen Inc 2.900% due 09/15/20	80,000	83,463
Catholic Health Initiatives
1.600% due 11/01/17	65,000	65,278
2.600% due 08/01/18	130,000	132,529
Celgene Corp
2.125% due 08/15/18	115,000	116,779
2.300% due 08/15/18	27,000	27,509
Express Scripts Holding Co
2.250% due 06/15/19	20,000	20,354
3.300% due 02/25/21	30,000	31,495
Medco Health Solutions Inc 4.125% due 09/15/20	80,000	86,363
Perrigo Finance Unlimited Co 3.500% due 03/15/21	200,000	207,185

		1,898,906

Industrials - 4.6%

ERAC USA Finance LLC 2.800% due 11/01/18 ~	50,000	51,272
Fortive Corp 1.800% due 06/15/19 ~	20,000	20,143
GATX Corp
1.250% due 03/04/17	220,000	219,737
2.375% due 07/30/18	110,000	111,255
2.600% due 03/30/20	90,000	89,536
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	200,000	201,703
Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	220,000	221,146
JB Hunt Transport Services Inc 2.400% due 03/15/19	105,000	106,166
Kansas City Southern 2.350% due 05/15/20 ~	235,000	235,091
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	170,000	171,970
2.875% due 07/17/18 ~	160,000	163,027
3.750% due 05/11/17 ~	40,000	40,765
Roper Technologies Inc
2.050% due 10/01/18	265,000	268,364
3.000% due 12/15/20	25,000	25,876
Southwest Airlines Co
2.750% due 11/06/19	300,000	310,374
5.750% due 12/15/16	85,000	86,655
Stanley Black & Decker Inc 2.451% due 11/17/18	320,000	327,145

		2,650,225

Information Technology - 3.1%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	220,000	222,924
Amphenol Corp 1.550% due 09/15/17	95,000	95,058

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Avnet Inc 6.625% due 09/15/16	$115,000	$116,165
Baidu Inc (China) 2.750% due 06/09/19	210,000	213,855
Cisco Systems Inc 1.600% due 02/28/19	10,000	10,154
Fidelity National Information Services Inc 1.450% due 06/05/17	165,000	164,844
Harris Corp 1.999% due 04/27/18	135,000	135,747
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	360,000	364,778
Keysight Technologies Inc 3.300% due 10/30/19	300,000	304,881
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	200,000	205,372

		1,833,778

Materials - 1.5%

BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	170,000	170,490
INVISTA Finance LLC 4.250% due 10/15/19 ~	150,000	147,000
Kinross Gold Corp (Canada) 3.625% due 09/01/16	60,000	60,164
Martin Marietta Materials Inc 1.731% due 06/30/17 §	305,000	304,083
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	200,000	209,677

		891,414

Telecommunication Services - 1.9%

CC Holdings GS V LLC 2.381% due 12/15/17	400,000	405,340
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	300,966
2.933% due 12/15/42 ~	170,000	170,381
3.598% due 04/15/43 ~	250,000	251,891

		1,128,578

Utilities - 3.9%

Dominion Resources Inc
2.125% due 02/15/18	200,000	200,113
2.962% due 07/01/19 §	45,000	45,844
Exelon Generation Co LLC 2.950% due 01/15/20	210,000	216,213
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	66,884
NextEra Energy Capital Holdings Inc 2.300% due 04/01/19	50,000	51,003
NiSource Finance Corp
6.400% due 03/15/18	155,000	167,851
6.800% due 01/15/19	105,000	118,143
PPL Capital Funding Inc 1.900% due 06/01/18	160,000	160,640
San Diego Gas & Electric Co 1.914% due 02/01/22	167,143	167,351
Southern Power Co 1.850% due 12/01/17	40,000	40,365
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	350,000	378,033
The Southern Co
1.550% due 07/01/18	50,000	50,352
1.850% due 07/01/19	175,000	177,343
2.350% due 07/01/21	40,000	40,834
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	385,000	385,947

		2,266,916

Total Corporate Bonds & Notes (Cost $28,779,848)		29,048,879

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 21.9%

Collateralized Mortgage Obligations - Commercial - 9.3%

BAMLL Commercial Mortgage Securities Trust 2.808% due 06/15/28 " § ~	$205,000	$208,669
Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	30,000	30,160
6.000% due 02/10/51 "	25,000	26,057
Citigroup Commercial Mortgage Trust
1.485% due 10/10/47 "	62,826	63,209
1.637% due 06/10/48 "	233,608	235,908
1.643% due 09/10/58 "	54,292	54,803
Commercial Mortgage Trust
1.285% due 02/13/32 " § ~	180,000	178,888
1.445% due 12/10/47 "	188,895	189,922
1.604% due 10/10/48 "	81,666	82,309
1.667% due 07/10/50 "	244,771	247,180
1.770% due 02/10/49 "	9,690	9,836
3.221% due 10/10/53 "	200,000	212,254
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	304,595	305,752
1.426% due 08/25/17 "	493,965	495,615
GS Mortgage-Backed Securities Trust 1.593% due 07/10/48 " ~	81,749	82,447
JPMBB Commercial Mortgage Securities Trust
1.445% due 10/15/48 "	71,786	71,933
1.539% due 11/15/47 "	51,166	51,448
1.626% due 05/15/48 "	100,200	100,823
1.738% due 07/15/48 "	453,357	457,620
JPMDB Commercial Mortgage Securities Trust 1.423% due 06/15/49 "	30,000	30,142
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	172,446	172,299
Morgan Stanley Bank of America Merrill Lynch Trust
1.573% due 12/15/47 "	323,072	325,649
1.597% due 05/15/49 "	24,723	24,944
1.686% due 10/15/47 "	180,217	181,958
1.706% due 05/15/48 "	168,794	170,603
Morgan Stanley Capital I Trust 1.638% due 05/15/48 "	158,435	160,089
Wells Fargo Commercial Mortgage Trust
1.437% due 12/15/47 "	389,185	390,690
1.471% due 04/15/50 "	157,741	158,331
1.531% due 05/15/48 "	140,007	140,727
1.577% due 01/15/59 "	61,892	62,320
3.020% due 07/15/58 "	325,000	340,753
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47 "	35,252	35,360
1.663% due 10/15/57 "	98,842	99,778

		5,398,476

Collateralized Mortgage Obligations - Residential - 4.3%

Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.853% due 04/25/35 " §	151,539	130,752
DSLA Mortgage Loan Trust 1.288% due 09/19/44 " §	446,590	414,468
Fannie Mae 5.000% due 08/25/19 "	63,597	65,596
Fannie Mae Connecticut Avenue Securities 2.553% due 08/25/28 "	190,814	191,720
Freddie Mac Structured Agency Credit Risk Debt Notes
1.553% due 05/25/25 " §	193,555	193,590
1.703% due 03/25/28 " §	177,454	177,474
2.103% due 10/25/24 " §	2,098	2,099
2.203% due 09/25/28 " §	244,485	245,337
GS Mortgage-Backed Securities Trust 2.492% due 07/25/44 " § ~	64,035	64,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
HarborView Mortgage Loan Trust 0.668% due 05/19/35 " §	$112,547	$93,605
JP Morgan Alternative Loan Trust 0.643% due 06/25/37 " §	67,511	63,389
Lanark Master Issuer PLC (United Kingdom) 1.154% due 12/22/54 " § ~	241,989	241,882
Structured Adjustable Rate Mortgage Loan Trust 2.983% due 11/25/34 " §	143,465	141,607
Towd Point Mortgage Trust
2.750% due 02/25/55 " § ~	92,817	94,312
2.750% due 04/25/55 " § ~	146,480	148,668
2.750% due 05/25/55 " § ~	129,406	131,375
2.750% due 08/25/55 " § ~	98,263	99,882

		2,500,601

Fannie Mae - 6.6%

3.000% due 11/01/29 "	103,672	109,379
3.000% due 02/01/30 "	77,378	81,617
3.000% due 04/01/30 "	199,645	210,577
3.000% due 07/01/30 "	121,555	128,219
3.000% due 07/01/30 "	125,927	132,824
3.000% due 09/01/30 "	129,722	136,838
3.500% due 01/01/26 "	19,147	20,312
3.500% due 01/01/26 "	143,419	152,117
3.500% due 01/01/27 "	108,298	114,953
3.500% due 12/01/45 "	38,197	40,334
3.500% due 01/01/46 "	57,929	61,173
4.000% due 09/01/26 "	219,589	234,220
4.000% due 10/01/41 "	364,874	392,450
4.000% due 09/01/43 "	46,060	49,383
4.000% due 10/01/43 "	11,852	12,707
4.000% due 11/01/43 "	120,845	129,552
4.000% due 12/01/43 "	44,819	48,067
4.000% due 12/01/43 "	86,820	93,110
4.500% due 04/01/26 "	93,962	100,164
4.500% due 07/01/26 "	506,213	543,777
5.000% due 07/01/19 "	51,090	52,505
5.000% due 01/01/20 "	671	690
5.000% due 09/01/25 "	156,804	168,490
5.000% due 06/01/33 "	129,560	144,683
5.500% due 10/01/35 "	129,270	146,715
5.500% due 01/01/36 "	219,697	249,114
5.500% due 08/01/37 "	27,426	31,111
5.500% due 06/01/39 "	31,976	36,027
6.000% due 11/01/35 "	181,663	208,147
6.000% due 09/01/39 "	24,809	28,368

		3,857,623

Freddie Mac - 0.2%

4.000% due 09/01/44 "	48,813	52,254
5.000% due 11/01/16 "	64	66
5.000% due 10/01/17 "	208	213
5.000% due 10/01/17 "	2,030	2,084
5.000% due 11/01/17 "	498	512
5.000% due 11/01/17 "	415	426
5.000% due 11/01/17 "	293	301
5.000% due 11/01/17 "	284	292
5.000% due 11/01/17 "	385	395
5.000% due 11/01/17 "	353	363
5.000% due 11/01/17 "	814	836
5.000% due 11/01/17 "	5,614	5,761
5.000% due 12/01/17 "	296	304
5.000% due 12/01/17 "	482	495
5.000% due 12/01/17 "	235	242
5.000% due 12/01/17 "	387	397
5.000% due 12/01/17 "	297	304
5.000% due 12/01/17 "	571	587
5.000% due 12/01/17 "	547	562
5.000% due 04/01/18 "	422	433

	Principal Amount	Value
5.500% due 01/01/20 "	$6,173	$6,473
5.500% due 12/01/39 "	51,501	57,959

		131,259

Government National Mortgage Association - 1.5%

3.500% due 03/20/43 "	402,132	429,652
4.000% due 10/20/45 "	92,113	98,569
5.000% due 12/20/34 "	25,222	28,421
5.000% due 12/20/35 "	16,374	18,228
5.000% due 01/20/36 "	13,216	14,881
5.000% due 05/20/36 "	18,059	20,111
5.000% due 02/20/40 "	28,306	31,492
6.000% due 07/15/36 "	187,545	220,142

		861,496

Total Mortgage-Backed Securities (Cost $12,650,016)		12,749,455

ASSET-BACKED SECURITIES - 21.7%

Ally Auto Receivables Trust 3.150% due 10/15/18 " ~	135,000	135,120
AmeriCredit Automobile Receivables Trust
0.960% due 04/09/18 "	903	902
1.190% due 05/08/18 "	47,059	47,051
1.600% due 07/08/19 "	300,000	300,580
1.700% due 07/08/20 "	75,000	75,514
1.810% due 10/08/20 "	25,000	25,222
ARI Fleet Lease Trust 1.820% due 07/15/24 " ~	100,000	100,203
Ascentium Equipment Receivables LLC 1.750% due 11/13/18 " ~	45,000	45,092
Ascentium Equipment Receivables Trust 1.930% due 03/11/19 " ~	295,000	295,962
Capital Auto Receivables Asset Trust
1.620% due 03/20/19 "	200,000	200,566
1.730% due 09/20/19 "	155,000	156,089
1.730% due 04/20/20 "	75,000	75,456
CarMax Auto Owner Trust
1.520% due 02/16/21 "	95,000	95,607
1.690% due 08/15/19 "	45,000	45,154
1.930% due 11/15/19 "	65,000	65,092
CCG Receivables Trust
1.060% due 11/15/21 " ~	95,640	95,563
1.460% due 11/14/18 " ~	255,000	255,301
Citigroup Mortgage Loan Trust Inc 0.613% due 06/25/37 " §	161,723	154,844
CNH Equipment Trust 1.370% due 07/15/20 "	370,000	371,318
DB Master Finance LLC 3.262% due 02/20/45 ~ "	325,875	329,778
Discover Card Execution Note Trust 1.640% due 07/15/21 "	390,000	395,362
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	162,284	167,629
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	121,205	121,142
Enterprise Fleet Financing LLC
1.590% due 02/22/21 " ~	332,588	333,085
1.830% due 09/20/21 " ~	355,000	355,074
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	5,943	5,940
Ford Credit Auto Owner Trust
1.390% due 07/15/20 "	55,000	55,354
1.410% due 02/15/20 "	165,000	166,052
Ford Credit Floorplan Master Owner Trust 1.420% due 01/15/20 "	380,000	380,870
GE Dealer Floorplan Master Note Trust 0.828% due 07/20/19 " §	315,000	314,347

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
GM Financial Automobile Leasing Trust
1.620% due 09/20/19 "	$140,000	$141,136
1.690% due 03/20/19 "	200,000	201,745
GMF Floorplan Owner Revolving Trust
1.650% due 05/15/20 " ~	145,000	145,262
1.960% due 05/17/21 " ~	100,000	100,462
2.410% due 05/17/21 " ~	100,000	100,359
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	163,021	162,938
GreatAmerica Leasing Receivables Funding LLC Series 1.730% due 06/20/19 " ~	110,000	109,936
GSAA Home Equity Trust
0.500% due 07/25/37 " §	384,106	337,978
0.733% due 10/25/35 " §	67,671	62,291
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	180,093	177,410
Hyundai Auto Lease Securitization Trust
1.520% due 10/15/19 " ~	100,000	100,263
1.600% due 07/15/19 " ~	100,000	100,502
1.650% due 08/15/19 " ~	535,000	538,105
Hyundai Auto Receivables Trust 1.560% due 09/15/20 "	45,000	45,390
John Deere Owner Trust
1.360% due 04/15/20 "	105,000	105,432
1.440% due 10/15/19 "	155,000	155,563
Kubota Credit Owner Trust 1.540% due 03/15/19 " ~	530,000	532,845
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19 "	125,000	125,280
MMAF Equipment Finance LLC
1.390% due 10/16/19 " ~	140,000	140,220
1.480% due 06/15/20 " ~	100,000	100,340
Motor PLC (United Kingdom) 0.933% due 08/25/21 " § ~	21,967	21,969
MVW Owner Trust 2.150% due 04/22/30 " ~	47,956	47,617
Nissan Auto Receivables Owner Trust
1.320% due 01/15/21 "	40,000	40,305
1.340% due 10/15/20 "	95,000	95,530
Nissan Master Owner Trust Receivables 1.440% due 01/15/20 "	365,000	366,415
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 " ~	99,226	99,058
2.300% due 10/20/31 " ~	143,712	144,204
SLM Student Loan Trust
2.138% due 04/25/23 " §	63,368	63,384
2.288% due 07/25/22 " §	100,000	100,138
2.338% due 07/25/23 " §	100,699	100,812
SMART Trust (Australia)
0.990% due 08/14/17 "	76,679	76,620
1.180% due 02/14/19 "	430,777	430,066
1.660% due 08/14/19 "	220,000	219,926
Synchrony Credit Card Master Note Trust 1.690% due 03/15/21 "	485,000	486,422
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20 "	200,000	201,145
Volkswagen Auto Lease Trust 0.800% due 04/20/17 "	23,977	23,976
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	655,000	653,732
Volvo Financial Equipment LLC 1.670% due 02/18/20 " ~	55,000	55,111
Wells Fargo Home Equity Trust 0.603% due 01/25/37 " §	174,047	166,554
Wendys Funding LLC 3.371% due 06/15/45 " ~	203,463	205,208

	Principal Amount	Value
Wheels SPV LLC
0.840% due 03/20/23 " ~	$89,801	$89,642
1.270% due 04/22/24 " ~	174,112	173,860
World Omni Auto Receivables Trust 1.340% due 05/15/20 "	135,000	135,647

Total Asset-Backed Securities (Cost $12,585,063)		12,646,067

U.S. TREASURY OBLIGATIONS - 4.4%

U.S. Treasury Notes - 4.4%

1.375% due 05/31/21	295,000	300,393
1.625% due 11/30/20	310,000	319,161
1.750% due 09/30/19 ‡	1,850,000	1,908,318

		2,527,872

Total U.S. Treasury Obligations (Cost $2,496,829)		2,527,872

MUNICIPAL BONDS - 1.6%

State Board of Administration Finance Corp ‘A’ FL 1.298% due 07/01/16	575,000	575,000
2.163% due 07/01/19	150,000	154,403
University of California 0.967% due 07/01/41 §	195,000	195,027

Total Municipal Bonds (Cost $920,000)		924,430

	Shares
SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio	437,651	437,651

Total Short-Term Investment (Cost $437,651)		437,651

TOTAL INVESTMENTS - 100.3% (Cost $57,869,407)		58,334,354

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(148,207)

NET ASSETS - 100.0%		$58,186,147

Notes to Schedule of Investments

(a)	As of June 30, 2016, an investment with a value of $21,662 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (09/16)	31	$41,754

Short Futures Outstanding
U.S. Treasury 5-Year Notes (09/16)	21	(47,369)
U.S. Treasury 10-Year Notes (09/16)	4	(14,464)

		(61,833)

Total Futures Contracts		($20,079)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$29,048,879	$ —	$29,048,879	$—
	Mortgage-Backed Securities	12,749,455	—	12,749,455	—
	Asset-Backed Securities	12,646,067	—	12,646,067	—
	U.S. Treasury Obligations	2,527,872	—	2,527,872	—
	Municipal Bonds	924,430	—	924,430	—
	Short-Term Investment	437,651	437,651	—	—
	Derivatives:
	Interest Rate Contracts
	Futures	41,754	41,754	—	—

	Total Assets	58,376,108	479,405	57,896,703	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(61,833)	(61,833)	—	—

	Total Liabilities	(61,833)	(61,833)	—	—

	Total	$58,314,275	$417,572	$57,896,703	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.9%

Angola - 0.0%

Republic of Angola Via Northern Lights 7.000% due 08/16/19	$196	$197

Argentina - 0.1%

YPF SA 8.500% due 03/23/21 ~	110,000	117,700

Azerbaijan - 0.6%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	220,000	238,149
State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	250,000	240,338

		478,487

Barbados - 0.3%

Columbus International Inc 7.375% due 03/30/21 ~	260,000	275,534

Brazil - 3.0%

Marfrig Holding Europe BV
6.875% due 06/24/19 ~	200,000	201,099
8.000% due 06/08/23	200,000	204,600
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	150,000	155,022
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	325,500
Petrobras Global Finance BV
3.000% due 01/15/19	185,000	171,865
5.375% due 01/27/21	200,000	185,000
5.750% due 01/20/20	230,000	222,456
6.250% due 03/17/24	220,000	196,284
6.850% due 06/05/15	119,000	91,035
6.875% due 01/20/40	190,000	155,249
8.375% due 05/23/21	100,000	103,450
8.750% due 05/23/26	100,000	100,933
Vale Overseas Ltd
4.375% due 01/11/22	29,000	27,251
5.875% due 06/10/21	149,000	149,559
6.875% due 11/21/36	90,000	83,250
6.875% due 11/10/39	80,000	73,224

		2,445,777

Chile - 1.0%

Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	127,926
Corp Nacional del Cobre de Chile
3.875% due 11/03/21 ~	200,000	212,362
4.875% due 11/04/44 ~	200,000	202,392
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	100,000	108,354
6.250% due 07/08/19 ~	120,000	132,004

		783,038

China - 1.8%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	250,000	261,608
Central China Real Estate Ltd 8.750% due 01/23/21 ~	200,000	209,319
China Hongqiao Group Ltd 6.875% due 05/03/18 ~	200,000	203,990
Favor Sea Ltd 11.750% due 02/04/19 ~	200,000	153,000

	Principal Amount	Value
Franshion Development Ltd 6.750% due 04/15/21 ~	$200,000	$229,329
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	200,000	213,203
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	226,263

		1,496,712

Colombia - 0.2%

Ecopetrol SA 7.625% due 07/23/19	80,000	92,200
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	COP 144,000,000	35,297

		127,497

Costa Rica - 0.4%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	$200,000	204,400
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	200,000	153,000

		357,400

Dominican Republic - 0.5%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 ~	400,000	427,800

Ecuador - 1.6%

EP PetroEcuador 6.270% due 09/24/19 § ~	1,338,360	1,264,750

Georgia - 0.3%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	221,500

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	110,183

India - 0.3%

Export-Import Bank of India 4.000% due 08/07/17 ~	200,000	205,074

Indonesia - 0.8%

Majapahit Holding BV
7.750% due 01/20/20 ~	100,000	114,550
8.000% due 08/07/19 ~	100,000	114,500
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	202,698
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	200,000	218,104

		649,852

Jamaica - 1.1%

Digicel Group Ltd
7.125% due 04/01/22 ~	285,000	213,394
8.250% due 09/30/20 ~	800,000	672,000

		885,394

Kazakhstan - 3.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	215,644
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	308,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Kazkommertsbank JSC
5.500% due 12/21/22 ~	$242,474	$162,952
6.875% due 02/13/17	EUR 200,000	214,832
7.500% due 11/29/16 ~	$100,000	99,150
8.500% due 05/11/18 ~	290,000	268,769
KazMunayGas National Co JSC
5.750% due 04/30/43 ~	203,000	189,277
6.375% due 04/09/21 ~	200,000	219,500
7.000% due 05/05/20 ~	254,000	277,759
9.125% due 07/02/18 ~	130,000	144,625
Zhaikmunai LLP
6.375% due 02/14/19 ~	200,000	176,784
7.125% due 11/13/19 ~	200,000	176,000

		2,453,542

Luxembourg - 0.5%

Altice Financing SA 7.500% due 05/15/26 ~	200,000	197,000
Millicom International Cellular SA 6.000% due 03/15/25 ~	200,000	195,750

		392,750

Malaysia - 0.5%

Petronas Capital Ltd 5.250% due 08/12/19 ~	100,000	110,671
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	278,350

		389,021

Mexico - 2.2%

Cemex Finance LLC 9.375% due 10/12/22 ~	200,000	221,000
Cemex SAB de CV
7.250% due 01/15/21 ~	200,000	211,540
7.750% due 04/16/26 ~	200,000	210,320
Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	210,250
5.750% due 02/14/42 ~	200,000	206,250
Petroleos Mexicanos
5.500% due 06/27/44	96,000	87,221
5.625% due 01/23/46	149,000	136,372
6.000% due 03/05/20	85,000	91,673
6.500% due 06/02/41	100,000	101,750
6.875% due 08/04/26 ~	187,000	209,534
7.190% due 09/12/24 ~	MXN 1,750,000	86,673

		1,772,583

Netherlands - 0.0%

New World Resources NV 8.000% PIK due 04/07/20 ~ +	EUR 156,460	—

Nigeria - 0.2%

Access Bank PLC 9.250% due 06/24/21 § ~	$200,000	155,540

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21	200,000	227,908
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	130,000	176,474

		404,382

Russia - 2.5%

Credit Bank of Moscow 8.700% due 11/13/18 ~	205,000	211,863
Gazprom Neft OAO 4.375% due 09/19/22 ~	200,000	198,019

	Principal Amount	Value
Gazprom OAO
8.625% due 04/28/34 ~	$95,000	$120,371
9.250% due 04/23/19 ~	60,000	69,338
Sberbank of Russia
5.250% due 05/23/23 ~	330,000	327,113
5.500% due 02/26/24 § ~	200,000	197,390
SCF Capital Ltd 5.375% due 06/16/23 ~	232,000	233,673
TMK OAO 6.750% due 04/03/20 ~	200,000	204,734
Vnesheconombank
5.450% due 11/22/17 ~	100,000	103,242
6.025% due 07/05/22 ~	200,000	211,811
6.800% due 11/22/25 ~	140,000	153,759

		2,031,313

Singapore - 0.3%

Puma International Financing SA 6.750% due 02/01/21 ~	200,000	199,656

South Africa - 0.9%

Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	356,000	353,864
6.750% due 08/06/23 ~	200,000	198,200
7.125% due 02/11/25 ~	200,000	198,630

		750,694

Ukraine - 0.6%

MHP SA 8.250% due 04/02/20 ~	240,000	228,000
Ukreximbank 9.750% due 01/22/25 ~	240,000	229,800

		457,800

United Arab Emirates - 0.4%

Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	58,199
Emirates Airline 4.500% due 02/06/25 ~	85,714	87,626
Topaz Marine SA 8.625% due 11/01/18 ~	200,000	189,632

		335,457

Venezuela - 4.2%

Petroleos de Venezuela SA
5.125% due 10/28/16	650,361	591,861
5.250% due 04/12/17 ~	690,000	434,631
5.375% due 04/12/27 ~	93,000	32,662
8.500% due 11/02/17 ~	3,017,493	2,118,362
9.000% due 11/17/21 ~	219,354	94,816
9.750% due 05/17/35 ~	296,278	119,607
12.750% due 02/17/22 ~	101,000	51,712

		3,443,651

Total Corporate Bonds & Notes (Cost $21,979,744)		22,633,284

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 ~ +	EUR 121,873	—

Total Convertible Corporate Bonds & Notes (Cost $79,778)		—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 0.9%

United Arab Emirates - 0.9%

Dubai Drydocks World LLC Term A 0.100% due 10/18/27 §	$287,369	$51,726
Dubai Drydocks LLC 4.631% due 10/18/17 §	134,269	103,835
Dubai World Facility B1 2.000% PIK due 09/30/22 §	697,695	570,016

Total Senior Loan Notes (Cost $778,534)		725,577

FOREIGN GOVERNMENT BONDS & NOTES - 59.7%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	200,000	199,000

Argentina - 1.5%

Argentine Republic Government
2.500% due 12/31/38 Ω	482,217	326,702
6.875% due 04/22/21 * Ω ~	153,000	163,710
7.500% due 04/22/26 * Ω ~	252,000	273,798
7.625% due 04/22/46 * Ω ~	154,000	166,936
8.280% due 12/31/33 Ω	238,142	265,755

		1,196,901

Azerbaijan - 0.3%

Republic of Azerbaijan 4.750% due 03/18/24 ~	200,000	203,000

Belarus - 0.6%

Belarus International 8.950% due 01/26/18 ~	480,000	501,360

Brazil - 8.6%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	70,000	74,200
Brazil Letras do Tesouro Nacional ‘F’
12.327% due 01/01/19 §	BRL 5,697,000	1,326,220
12.386% due 01/01/20 §	1,010	208
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	3,965,000	1,154,508
10.000% due 01/01/23	2,443,000	693,764
10.000% due 01/01/25	5,491,000	1,537,992
10.000% due 01/01/27	3,641,000	1,004,739
Brazilian Government
2.625% due 01/05/23	$200,000	182,800
4.250% due 01/07/25	175,000	172,156
4.875% due 01/22/21	100,000	105,600
5.000% due 01/27/45	141,000	126,900
5.875% due 01/15/19	90,000	98,730
6.000% due 04/07/26	200,000	217,000
7.125% due 01/20/37	100,000	113,250
8.250% due 01/20/34	77,000	94,518
8.875% due 04/15/24	60,000	75,750

		6,978,335

Chile - 0.1%

Chile Government 6.000% due 01/01/20 ~	CLP 60,000,000	96,703

	Principal Amount	Value
Colombia - 4.1%

Colombia Government
5.000% due 06/15/45	$262,000	$273,790
5.625% due 02/26/44	250,000	278,750
6.125% due 01/18/41	283,000	329,695
7.375% due 09/18/37	120,000	156,900
8.125% due 05/21/24	155,000	200,338
11.750% due 02/25/20	157,000	207,633
Colombian TES
5.000% due 11/21/18	COP 3,100,700,000	1,028,093
7.000% due 05/04/22	2,363,900,000	811,599

		3,286,798

Costa Rica - 0.2%

Costa Rica Government
4.375% due 04/30/25 ~	$90,000	84,375
5.625% due 04/30/43 ~	90,000	77,850

		162,225

Croatia - 1.1%

Croatia Government
6.000% due 01/26/24 ~	310,000	338,915
6.375% due 03/24/21 ~	240,000	262,386
6.625% due 07/14/20 ~	160,000	174,872
6.750% due 11/05/19 ~	100,000	109,060

		885,233

Dominican Republic - 1.8%

Dominican Republic
5.500% due 01/27/25 ~	230,000	235,175
5.875% due 04/18/24 ~	260,000	272,350
6.600% due 01/28/24 ~	100,000	109,000
6.850% due 01/27/45 ~	240,000	249,600
6.875% due 01/29/26 ~	240,000	265,440
7.450% due 04/30/44 ~	130,000	143,650
7.500% due 05/06/21 ~	170,000	189,295

		1,464,510

Ecuador - 2.3%

Ecuador Government
7.950% due 06/20/24 ~	568,000	498,420
10.500% due 03/24/20 ~	1,388,000	1,381,060

		1,879,480

Egypt - 0.1%

Egypt Government 6.875% due 04/30/40 ~	100,000	83,569

El Salvador - 0.5%

El Salvador Government
5.875% due 01/30/25 ~	60,000	54,000
6.375% due 01/18/27 ~	60,000	54,600
7.375% due 12/01/19 ~	100,000	100,750
7.650% due 06/15/35 ~	105,000	93,975
8.250% due 04/10/32 ~	67,000	64,823

		368,148

Ethiopia - 0.4%

Ethiopia International 6.625% due 12/11/24 ~	310,000	290,625

Gabon - 0.3%

Gabon Government 6.375% due 12/12/24 ~	250,000	216,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	$200,000	$209,500

Hungary - 2.6%

Hungary Government
4.125% due 02/19/18	248,000	256,293
5.375% due 02/21/23	340,000	377,300
5.375% due 03/25/24	184,000	205,850
5.500% due 06/24/25	HUF 53,930,000	226,204
5.750% due 11/22/23	$340,000	387,643
6.250% due 01/29/20	201,000	223,256
7.625% due 03/29/41	306,000	444,465

		2,121,011

Indonesia - 3.3%

Indonesia Government
3.750% due 06/14/28 ~	EUR 100,000	112,744
4.875% due 05/05/21 ~	$200,000	217,648
5.875% due 03/13/20 ~	100,000	111,458
5.950% due 01/08/46	200,000	236,166
6.875% due 01/17/18 ~	115,000	123,751
Indonesia Treasury
5.625% due 05/15/23	IDR 1,239,000,000	83,440
6.625% due 05/15/33	711,000,000	47,058
7.000% due 05/15/22	773,000,000	56,716
7.000% due 05/15/27	536,000,000	38,129
8.250% due 07/15/21	6,364,000,000	502,697
8.250% due 05/15/36	1,236,000,000	99,271
8.375% due 09/15/26	1,102,000,000	88,478
8.750% due 05/15/31	6,078,000,000	505,601
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$200,000	207,000
6.125% due 03/15/19 ~	200,000	220,000

		2,650,157

Ivory Coast - 1.7%

Ivory Coast Government
5.375% due 07/23/24 ~	390,000	367,575
5.750% due 12/31/32 § ~	1,097,000	1,024,006

		1,391,581

Kazakhstan - 0.9%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	184,000
Kazakhstan Government
5.125% due 07/21/25 ~	230,000	252,683
6.500% due 07/21/45 ~	230,000	268,040

		704,723

Kenya - 0.2%

Kenya Government 6.875% due 06/24/24 ~	200,000	185,514

Lebanon - 1.1%

Lebanon Government
5.150% due 11/12/18 ~	70,000	70,200
5.450% due 11/28/19 ~	130,000	128,661
6.000% due 01/27/23	60,000	58,356
6.100% due 10/04/22 ~	194,000	190,295
6.375% due 03/09/20	126,000	128,339
6.600% due 11/27/26 ~	181,000	175,570
8.250% due 04/12/21 ~	165,000	178,213

		929,634

	Principal Amount	Value
Lithuania - 0.8%

Lithuania Government
6.125% due 03/09/21 ~	$197,000	$229,899
6.625% due 02/01/22 ~	200,000	241,986
7.375% due 02/11/20 ~	178,000	210,254

		682,139

Malaysia - 0.3%

Malaysia Government
3.418% due 08/15/22	MYR 186,000	45,422
3.480% due 03/15/23	27,000	6,650
3.900% due 11/30/26	33,000	8,297
4.181% due 07/15/24	212,000	54,302
4.254% due 05/31/35	33,000	8,186
4.392% due 04/15/26	22,000	5,711
4.498% due 04/15/30	477,000	123,051
4.736% due 03/15/46	67,000	16,955

		268,574

Mexico - 5.0%

Mexican Bonos
4.750% due 06/14/18	MXN 5,940,000	324,435
6.500% due 06/10/21	11,820,000	676,331
6.500% due 06/09/22	7,320,000	419,082
8.000% due 06/11/20	9,850,000	590,449
8.000% due 12/07/23	5,790,000	360,493
Mexican Udibonos 4.000% due 06/13/19 ^	10,776,425	624,859
Mexico Government
4.000% due 03/15/15	EUR 266,000	275,195
4.600% due 01/23/46	$333,000	352,564
4.750% due 03/08/44	138,000	149,040
5.550% due 01/21/45	81,000	97,301
5.750% due 10/12/10	120,000	133,500
6.050% due 01/11/40	66,000	83,408

		4,086,657

Morocco - 0.7%

Morocco Government
4.250% due 12/11/22 ~	320,000	335,929
5.500% due 12/11/42 ~	200,000	216,875

		552,804

Namibia - 0.3%

Namibia International 5.250% due 10/29/25 ~	200,000	204,500

Pakistan - 1.2%

Pakistan Government
6.750% due 12/03/19 ~	350,000	367,402
6.875% due 06/01/17 ~	150,000	153,749
8.250% due 04/15/24 ~	200,000	211,347
8.250% due 09/30/25 ~	200,000	212,314

		944,812

Panama - 0.9%

Panama Government
4.000% due 09/22/24	200,000	216,000
4.300% due 04/29/53	240,000	247,800
6.700% due 01/26/36	100,000	133,750
8.875% due 09/30/27	50,000	73,875
9.375% due 04/01/29	40,000	61,400

		732,825

Paraguay - 0.3%

Paraguay Government 4.625% due 01/25/23 ~	200,000	209,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Peru - 1.7%

Peruvian Government
5.625% due 11/18/50	$207,000	$257,715
5.700% due 08/12/24 ~	PEN 592,000	180,928
6.950% due 08/12/31 ~	340,000	110,680
7.350% due 07/21/25	$278,000	379,470
8.200% due 08/12/26 ~	PEN 273,000	97,039
8.750% due 11/21/33	$242,000	381,755

		1,407,587

Philippines - 1.6%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	213,279
4.000% due 01/15/21	$166,000	181,937
6.375% due 10/23/34	127,000	185,165
7.750% due 01/14/31	170,000	264,694
9.500% due 02/02/30	202,000	346,287
10.625% due 03/16/25	76,000	125,288

		1,316,650

Poland - 0.8%

Poland Government
2.500% due 07/25/26	PLN 341,000	83,561
3.000% due 03/17/23	$37,000	37,705
3.250% due 07/25/25	PLN 1,011,000	265,153
4.000% due 10/25/23	763,000	211,575
5.000% due 03/23/22	$79,000	89,032

		687,026

Romania - 1.1%

Romanian Government
4.375% due 08/22/23 ~	354,000	379,458
6.125% due 01/22/44 ~	38,000	47,560
6.750% due 02/07/22 ~	392,000	464,794

		891,812

Russia - 0.0%

Russian Foreign 7.500% due 03/31/30 § ~	3,476	4,247

Senegal - 0.3%

Senegal Government 8.750% due 05/13/21 ~	200,000	219,500

Serbia - 0.5%

Serbia Government
4.875% due 02/25/20 ~	200,000	206,616
5.875% due 12/03/18 ~	200,000	212,360

		418,976

South Africa - 3.9%

South Africa Government
4.875% due 04/14/26	200,000	207,875
5.500% due 03/09/20	190,000	205,423
5.875% due 05/30/22	150,000	167,175
6.250% due 03/31/36	ZAR 1,600,000	78,298
6.875% due 05/27/19	$146,000	162,878
7.000% due 02/28/31	ZAR 8,790,000	489,941
7.750% due 02/28/23	5,040,000	328,762
8.000% due 01/31/30	4,020,000	247,778
8.250% due 03/31/32	3,470,000	214,668
8.500% due 01/31/37	4,410,000	272,398
8.750% due 01/31/44	4,260,000	265,293
8.750% due 02/28/48	5,940,000	368,653
10.500% due 12/21/26	2,440,000	184,466

		3,193,608

	Principal Amount	Value
Thailand - 0.5%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 3,760,851	$101,406
3.400% due 06/17/36	8,003,000	263,576
4.675% due 06/29/44	1,231,000	48,671

		413,653

Turkey - 2.7%

Turkey Government
3.000% due 02/23/22 ^	TRY 720,371	261,828
3.250% due 03/23/23	$200,000	194,253
5.625% due 03/30/21	100,000	109,250
5.750% due 03/22/24	200,000	223,502
6.750% due 04/03/18	150,000	161,700
6.750% due 05/30/40	110,000	134,414
6.875% due 03/17/36	20,000	24,428
7.000% due 03/11/19	100,000	110,829
7.000% due 06/05/20	20,000	22,728
7.375% due 02/05/25	100,000	123,687
7.500% due 07/14/17	120,000	127,312
7.500% due 11/07/19	100,000	114,399
9.400% due 07/08/20	TRY 970,000	344,634
10.700% due 02/17/21	610,000	227,438

		2,180,402

Ukraine - 1.0%

Ukraine Government
4.805% due 05/31/40 § ~	$108,000	35,235
7.750% due 09/01/20 ~	493,000	484,373
7.750% due 09/01/21 ~	114,000	111,435
7.750% due 09/01/22 ~	114,000	110,369
7.750% due 09/01/23 ~	114,000	110,295

		851,707

United Arab Emirates - 0.3%

Abu Dhabi Government 3.125% due 05/03/26 ~	200,000	206,602

Uruguay - 0.9%

Uruguay Government
4.125% due 11/20/45	78,548	71,282
4.500% due 08/14/24	204,235	222,871
5.100% due 06/18/50	95,000	95,238
7.625% due 03/21/36	102,000	138,848
7.875% due 01/15/33	168,000	230,370

		758,609

Venezuela - 2.1%

Venezuela Government
6.000% due 12/09/20 ~	103,000	42,359
7.750% due 10/13/19 ~	185,000	83,713
8.250% due 10/13/24 ~	432,000	182,520
9.000% due 05/07/23 ~	166,000	71,588
9.250% due 09/15/27	172,000	83,850
9.250% due 05/07/28 ~	265,000	114,944
11.750% due 10/21/26 ~	1,029,900	494,352
11.950% due 08/05/31	1,097,200	521,170
12.750% due 08/23/22	191,000	97,410

		1,691,906

Vietnam - 0.2%

Vietnam Government 6.750% due 01/29/20 ~	180,000	200,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Zambia - 0.4%

Zambia Government
8.500% due 04/14/24 ~	$200,000	$174,760
8.970% due 07/30/27 ~	160,000	139,200

		313,960

Total Foreign Government Bonds & Notes (Cost $46,631,144)		48,442,001

SHORT-TERM INVESTMENTS - 7.4%

Foreign Government Issues - 0.4%

Letras del Banco Central de la Republica Argentina (Argentina)
26.184% due 01/11/17	ARS 1,653,489	96,725
27.153% due 01/04/17	1,685,728	99,039
27.224% due 12/28/16	1,846,328	108,944
27.356% due 12/14/16	739,674	44,028

		348,736

	Shares	Value
Money Market Fund - 7.0%

BlackRock Liquidity Funds T-Fund Portfolio	5,682,565	$5,682,565

Total Short-Term Investments (Cost $6,045,004)		6,031,301

TOTAL INVESTMENTS - 95.9% (Cost $75,514,204)		77,832,163

OTHER ASSETS & LIABILITIES, NET - 4.1%		3,320,366

NET ASSETS - 100.0%		$81,152,529

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,196,901 or 1.5% of the net assets were in default as of June 30, 2016.

(b)	As of June 30, 2016, the amount of $248,310 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and swap agreements.

(c)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	3,202,712	USD	223,497	07/16	BNP	($11,191)
ARS	55,970	USD	3,533	07/16	BNP	185
ARS	3,202,712	USD	206,360	10/16	BNP	(4,018)
BRL	2,473,932	USD	737,836	07/16	CSF	31,105
BRL	8,267,867	USD	2,324,712	07/16	JPM	245,084
BRL	157,599	USD	45,000	07/16	MSC	3,984
CLP	213,536,425	USD	320,289	07/16	DUB	1,475
CNH	519,920	USD	78,919	09/16	BNP	(1,179)
CNH	686,268	USD	105,280	09/16	HSB	(2,658)
CNH	8,630,648	USD	1,274,189	09/16	HSB	16,411
CNH	4,321,800	USD	650,050	01/17	HSB	(7,307)
CNH	12,427,231	USD	1,950,616	03/17	HSB	(108,955)
CNH	7,234,593	USD	1,081,204	05/17	HSB	(13,289)
CNH	5,648,050	USD	841,201	10/16	BNP	2,520
CNY	17,164,752	USD	2,628,398	08/16	MER	(50,179)
COP	785,180,821	USD	263,572	07/16	DUB	3,454
CZK	19,489,741	USD	816,615	07/16	BRC	(16,703)
EUR	100,229	USD	112,383	07/16	BNP	(1,092)
EUR	135,393	USD	154,639	07/16	DUB	(4,303)
EUR	151,609	USD	172,259	07/16	UBS	(3,918)
GBP	51,728	USD	74,762	07/16	DUB	(5,891)
HUF	462,493,329	USD	1,669,922	07/16	ING	(44,504)
IDR	23,409,787,380	USD	1,711,096	07/16	ANZ	52,951
IDR	607,831,288	USD	44,081	07/16	HSB	1,722
ILS	1,393,639	USD	370,925	07/16	BNP	(9,642)
INR	129,509,539	USD	1,916,871	08/16	BRC	(18,878)
KRW	2,882,690,793	USD	2,525,221	08/16	MER	(24,296)
MXN	29,145,650	USD	1,597,313	07/16	BNP	(7,422)
MXN	28,510,457	USD	1,551,799	07/16	DUB	3,443
MXN	13,051,273	USD	740,918	07/16	HSB	(28,973)
MXN	23,637,265	USD	1,252,888	07/16	JPM	36,522
MXN	23,321,465	USD	1,310,710	03/17	BNP	(70,639)
MXN	23,321,273	USD	1,305,271	03/17	MER	(65,210)
MYR	8,149,813	USD	2,099,007	07/16	BRC	(81,382)
MYR	308,288	USD	75,000	07/16	JPM	1,322
MYR	1,924,900	USD	469,683	07/16	MER	6,859
PEN	1,288,845	USD	390,701	07/16	BNP	182
PHP	5,100,691	USD	110,000	08/16	MER	(1,877)
PLN	4,410,221	USD	1,107,878	07/16	CIT	9,151
PLN	767,980	USD	193,670	07/16	HSB	845
PLN	510,663	USD	127,860	07/16	ING	1,482
PLN	4,410,221	USD	1,108,458	08/16	JPM	7,706
PLN	2,975,164	USD	744,126	09/16	DUB	8,450

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
RON	1,373,620	USD	345,939	07/16	CIT	($8,803)
RON	1,683,746	USD	417,549	08/16	MER	(4,108)
RON	1,481,382	USD	363,454	09/16	MER	473
RUB	22,932,438	USD	346,150	07/16	GSC	9,737
RUB	10,209,976	USD	157,800	07/16	HSB	648
RUB	189,825,876	USD	2,756,493	08/16	JPM	164,074
RUB	54,456,028	USD	819,165	09/16	BRC	12,082
SGD	2,801,826	USD	2,082,523	08/16	BRC	(3,909)
THB	2,816,743	USD	79,603	07/16	CIT	512
THB	27,910,121	USD	778,742	07/16	DUB	15,090
THB	45,713,600	USD	1,276,203	07/16	GSC	24,004
THB	35,406,900	USD	1,013,653	07/16	MER	(6,594)
TRY	1,973,289	USD	681,126	07/16	BNP	117
TRY	3,849,281	USD	1,289,887	07/16	BRC	39,008
TRY	1,234,395	USD	413,000	07/16	MER	13,367
TWD	46,956,645	USD	1,456,698	07/16	BNP	(112)
USD	3,602	ARS	55,970	07/16	BNP	(117)
USD	215,091	ARS	3,202,712	07/16	BNP	2,785
USD	3,199,000	BRL	10,899,398	07/16	DUB	(188,721)
USD	725,060	BRL	2,447,694	08/16	CSF	(29,139)
USD	390,000	BRL	1,267,695	08/16	MER	(610)
USD	508,673	BRL	2,212,729	01/17	GSC	(143,110)
USD	346,261	BRL	1,376,907	01/17	MER	(59,322)
USD	772,312	BRL	3,042,137	03/17	BNP	(110,867)
USD	92,000	CLP	62,123,000	07/16	DUB	(1,609)
USD	79,141	CNH	519,920	09/16	BNP	1,402
USD	1,414,483	CNH	9,316,916	09/16	HSB	21,261
USD	860,000	CNH	5,648,050	10/16	BNP	16,279
USD	630,000	CNH	4,321,800	01/17	HSB	(12,742)
USD	1,963,192	CNH	12,427,231	03/17	HSB	121,532
USD	1,081,000	CNH	7,234,593	05/17	HSB	13,085
USD	725,000	CNY	4,782,463	08/16	ANZ	6,654
USD	409,686	COP	1,270,986,002	07/16	BNP	(22,553)
USD	205,050	COP	606,537,900	07/16	CSF	(1,223)
USD	207,000	CZK	4,900,849	07/16	MER	5,856
USD	994,286	EUR	876,828	07/16	BNP	20,689
USD	112,530	EUR	98,528	07/16	MSC	3,128
USD	64,202	GBP	44,315	07/16	BNP	5,200
USD	10,742	GBP	7,413	07/16	JPM	872
USD	465,000	HUF	126,798,060	07/16	MER	19,372
USD	823,000	IDR	10,991,165,000	07/16	ANZ	(5,240)
USD	202,400	IDR	2,732,146,400	07/16	BNP	(3,481)
USD	24,000	IDR	324,240,000	07/16	GSC	(433)
USD	334,076	IDR	4,500,000,000	07/16	UBS	(5,022)
USD	118,600	IDR	1,607,978,800	08/16	BNP	(1,780)
USD	89,000	ILS	340,158	07/16	MER	817
USD	437,000	INR	29,510,610	08/16	JPM	4,515
USD	631,000	KRW	731,707,600	08/16	BRC	(3,805)
USD	65,000	MXN	1,239,137	07/16	BNP	(2,595)
USD	578,697	MXN	10,819,030	07/16	CIT	(11,480)
USD	2,621,535	MXN	47,829,723	07/16	DUB	12,430
USD	769,558	MXN	14,160,066	07/16	JPM	(2,872)
USD	2,027,809	MXN	37,608,152	07/16	MER	(23,711)
USD	870,000	MXN	16,955,539	03/17	JPM	(31,576)
USD	97,502	MYR	398,938	07/16	ANZ	(1,262)
USD	187,554	PEN	629,711	07/16	BNP	(3,426)
USD	75,000	PEN	246,788	07/16	JPM	154
USD	942,000	PLN	3,599,233	07/16	CIT	30,379
USD	301,000	RON	1,189,824	07/16	MER	8,974
USD	404,940	RUB	26,128,754	07/16	HSB	(551)
USD	1,118,000	RUB	72,021,560	07/16	MSC	302
USD	517,000	SGD	699,811	08/16	UBS	(2,175)
USD	850,000	THB	29,949,750	07/16	ANZ	(1,844)
USD	141,900	THB	5,067,249	07/16	CIT	(2,225)
USD	142,100	THB	5,078,654	07/16	MER	(2,349)
USD	308,000	TRY	899,744	07/16	BRC	(2,621)
USD	199,230	TRY	603,976	07/16	DUB	(9,282)
USD	294,569	TRY	882,439	07/16	HSB	(10,077)
USD	312,980	TRY	948,267	07/16	JPM	(14,392)
USD	340,000	TWD	10,914,000	07/16	GSC	1,450

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	270,071	ZAR	4,231,638	07/16	HSB	($15,569)
USD	123,149	ZAR	1,961,826	07/16	JPM	(9,276)
USD	348,000	ZAR	5,234,999	07/16	MER	(5,368)
ZAR	4,806,503	USD	317,448	07/16	CIT	6,996
ZAR	252,600	USD	15,864	07/16	HSB	1,187
ZAR	2,763,816	USD	180,045	07/16	MER	6,516
ZAR	981,544	USD	66,000	07/16	MSC	255

Total Forward Foreign Currency Contracts						($323,402)

(d)	Swap agreements outstanding as of June 30, 2016 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 11,073,000	$2,322	$—	$2,322
3-Month MYR-KLIBOR	HSB	3.575%	03/23/18	6,318,600	1,895	—	1,895
28 Day MXN-TIIE	HSB	4.915%	06/28/18	MXN 15,400,000	(1,733)	—	(1,733)
Brazil CETIP Interbank	HSB	13.850%	01/02/19	BRL 7,327,101	56,035	—	56,035
Brazil CETIP Interbank	HSB	12.340%	01/04/21	1,221,218	3,490	—	3,490
Brazil CETIP Interbank	HSB	15.715%	01/04/21	1,721,567	46,756	—	46,756

					$108,765	$—	$108,765

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 1,056,000,000	$98,030	$110,237	($12,207)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	554,000,000	45,403	48,162	(2,759)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	489,000,000	40,076	42,511	(2,435)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	75,072	94,145	(19,073)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	814,000,000	68,919	63,634	5,285
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	100,000,000	7,181	7,771	(590)
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	2,800,000,000	240,193	238,844	1,349
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	1,500,000,000	142,939	176,546	(33,607)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	18,043	22,753	(4,710)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	2,600,000,000	215,082	211,168	3,914
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	42,000,000	3,474	3,411	63
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	1,537,000,000	125,657	110,831	14,826

				$1,080,069	$1,130,013	($49,944)

Total Swap Agreements				$1,188,834	$1,130,013	$58,821

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$22,633,284	$—	$22,633,284	$—
	Senior Loan Notes	725,577	—	725,577	—
	Foreign Government Bonds & Notes	48,442,001	—	48,442,001	—
	Short-Term Investments	6,031,301	5,682,565	348,736	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,026,055	—	1,026,055	—
	Interest Rate Contracts
	Swaps	1,190,567	—	1,190,567	—

	Total Assets-Derivatives	2,216,622	—	2,216,622	—

	Total Assets	80,048,785	5,682,565	74,366,220	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,349,457)	—	(1,349,457)	—
	Interest Rate Contracts
	Swaps	(1,733)	—	(1,733)	—

	Total Liabilities-Derivatives	(1,351,190)	—	(1,351,190)	—

	Total Liabilities	(1,351,190)	—	(1,351,190)	—

	Total	$78,697,595	$5,682,565	$73,015,030	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 13.4%

Amazon.com Inc *	132	$94,462
CBS Corp ‘B’	1,390	75,672
Comcast Corp ‘A’	1,882	122,688
McDonald’s Corp	747	89,894
Michael Kors Holdings Ltd *	1,426	70,559
PulteGroup Inc	4,439	86,516
Target Corp	689	48,106
The Goodyear Tire & Rubber Co	1,930	49,524
The Home Depot Inc	768	98,066
The Walt Disney Co	876	85,690

		821,177

Consumer Staples - 9.5%

Coca-Cola European Partners PLC (United Kingdom)	1,484	52,964
Ingredion Inc	644	83,340
PepsiCo Inc	1,131	119,818
Post Holdings Inc *	627	51,847
The Kroger Co	1,721	63,316
The Procter & Gamble Co	907	76,796
Tyson Foods Inc ‘A’	1,036	69,194
Whole Foods Market Inc	2,122	67,946

		585,221

Energy - 8.0%

Antero Resources Corp *	1,249	32,449
Chevron Corp	675	70,760
ConocoPhillips	1,417	61,781
Exxon Mobil Corp	2,029	190,198
Occidental Petroleum Corp	1,062	80,245
Valero Energy Corp	1,129	57,579

		493,012

Financials - 13.8%

American Express Co	761	46,238
Ameriprise Financial Inc	717	64,422
Bank of America Corp	6,150	81,611
Boston Properties Inc REIT	561	73,996
Chubb Ltd	510	66,662
Citigroup Inc	2,070	87,747
JPMorgan Chase & Co	2,058	127,884
M&T Bank Corp	396	46,819
MetLife Inc	1,983	78,983
SunTrust Banks Inc	1,629	66,919
The Allstate Corp	1,010	70,650
The Macerich Co REIT	425	36,291

		848,222

Health Care - 15.4%

Abbott Laboratories	1,917	75,357
Amgen Inc	552	83,987
Biogen Inc *	307	74,239
Gilead Sciences Inc	1,211	101,022

	Shares	Value
Johnson & Johnson	1,485	$180,131
Medtronic PLC	1,060	91,976
Merck & Co Inc	2,050	118,101
Mylan NV *	1,547	66,892
Pfizer Inc	4,330	152,459

		944,164

Industrials - 8.2%

Delta Air Lines Inc	1,733	63,133
Fluor Corp	881	43,416
General Electric Co	3,172	99,855
ManpowerGroup Inc	611	39,312
Northrop Grumman Corp	395	87,801
Parker-Hannifin Corp	587	63,425
Waste Management Inc	1,614	106,960

		503,902

Information Technology - 17.6%

Accenture PLC ‘A’	582	65,935
Alphabet Inc ‘A’ *	142	99,901
Alphabet Inc ‘C’ *	150	103,815
Apple Inc	2,647	253,053
Cadence Design Systems Inc *	2,560	62,208
Cisco Systems Inc	3,260	93,529
Hewlett Packard Enterprise Co	930	16,991
Intel Corp	1,504	49,331
Microsoft Corp	3,825	195,725
Oracle Corp	1,193	48,829
QUALCOMM Inc	1,700	91,069

		1,080,386

Materials - 2.5%

International Paper Co	2,116	89,676
The Dow Chemical Co	1,347	66,959

		156,635

Telecommunication Services - 5.4%

AT&T Inc	3,604	155,729
Verizon Communications Inc	3,106	173,439

		329,168

Utilities - 2.8%

American Electric Power Co Inc	802	56,212
Edison International	984	76,427
Public Service Enterprise Group Inc	861	40,131

		172,770

Total Common Stocks (Cost $5,767,015)		5,934,657

TOTAL INVESTMENTS - 96.6% (Cost $5,767,015)		5,934,657

OTHER ASSETS & LIABILITIES, NET - 3.4%		208,418

NET ASSETS - 100.0%		$6,143,075

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$5,934,657	$5,934,657	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Consumer Discretionary - 7.1%

CBS Corp ‘B’	5,367	$292,179
Comcast Corp ‘A’	4,657	303,590
PulteGroup Inc	17,689	344,759
Target Corp	5,372	375,073
The Home Depot Inc	2,417	308,627
Time Warner Inc	3,338	245,477

		1,869,705

Consumer Staples - 6.0%

PepsiCo Inc	4,177	442,511
Pinnacle Foods Inc	4,950	229,135
The Kroger Co	3,897	143,371
The Procter & Gamble Co	6,083	515,048
Tyson Foods Inc ‘A’	3,549	237,038

		1,567,103

Energy - 13.2%

Antero Resources Corp *	5,108	132,706
Chevron Corp	6,269	657,179
ConocoPhillips	13,436	585,810
EOG Resources Inc	6,406	534,388
Exxon Mobil Corp	13,759	1,289,769
Valero Energy Corp	4,843	246,993

		3,446,845

Financials - 24.3%

American Express Co	4,068	247,172
American International Group Inc	5,616	297,030
Ameriprise Financial Inc	2,809	252,389
Bank of America Corp	44,704	593,222
Berkshire Hathaway Inc ‘B’ *	1,137	164,626
Boston Properties Inc REIT	2,123	280,024
Chubb Ltd	3,785	494,737
Discover Financial Services	6,387	342,279
Equity Lifestyle Properties Inc REIT	3,537	283,137
JPMorgan Chase & Co	12,966	805,707
M&T Bank Corp	3,378	399,381
MetLife Inc	8,449	336,524
New York Community Bancorp Inc	17,826	267,212
Public Storage REIT	845	215,974
SunTrust Banks Inc	9,907	406,980
The Allstate Corp	6,436	450,198
Wells Fargo & Co	11,390	539,089

		6,375,681

Health Care - 12.8%

Amgen Inc	1,505	228,986
Becton Dickinson and Co	2,025	343,420
Biogen Inc *	686	165,888
Cardinal Health Inc	2,446	190,812
Gilead Sciences Inc	3,314	276,454
Johnson & Johnson	3,637	441,168
Merck & Co Inc	7,303	420,726
Mylan NV *	8,283	358,157
Pfizer Inc	26,692	939,825

		3,365,436

	Shares	Value
Industrials - 9.0%

3M Co	829	$145,174
Delta Air Lines Inc	7,876	286,923
Fluor Corp	4,721	232,651
General Electric Co	12,582	396,081
ManpowerGroup Inc	3,299	212,258
Northrop Grumman Corp	2,304	512,133
Raytheon Co	1,500	203,925
Waste Management Inc	5,455	361,503

		2,350,648

Information Technology - 8.5%

Amdocs Ltd	5,338	308,109
Apple Inc	2,695	257,642
Cisco Systems Inc	18,527	531,540
Intel Corp	9,583	314,322
Microsoft Corp	7,046	360,544
Nuance Communications Inc *	10,906	170,461
QUALCOMM Inc	5,450	291,956

		2,234,574

Materials - 4.0%

International Paper Co	10,168	430,920
LyondellBasell Industries NV ‘A’	3,941	293,289
The Dow Chemical Co	6,548	325,501

		1,049,710

Telecommunication Services - 6.5%

AT&T Inc	23,982	1,036,262
Verizon Communications Inc	12,003	670,248

		1,706,510

Utilities - 5.3%

American Electric Power Co Inc	7,828	548,664
DTE Energy Co	3,686	365,356
Edison International	6,044	469,437

		1,383,457

Total Common Stocks (Cost $24,509,657)		25,349,669

SHORT-TERM INVESTMENT - 76.9%

Money Market Fund - 76.9%

BlackRock Liquidity Funds T-Fund Portfolio	20,151,678	20,151,678

Total Short-Term Investment (Cost $20,151,678)		20,151,678

TOTAL INVESTMENTS - 173.6% (Cost $44,661,335)		45,501,347

OTHER ASSETS & LIABILITIES, NET - (73.6%)		(19,286,174)

NET ASSETS - 100.0%		$26,215,173

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$25,349,669	$25,349,669	$—	$—
	Short-Term Investment	20,151,678	20,151,678	—	—

	Total	$45,501,347	$45,501,347	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Dyax Corp - Contingent Value Rights * +	142	$158

Total Rights (Cost $0)		158

COMMON STOCKS - 94.0%

Consumer Discretionary - 13.1%

Big Lots Inc	4,671	234,064
Bloomin’ Brands Inc	11,806	210,973
Brinker International Inc	2,530	115,191
Cooper-Standard Holding Inc *	3,491	275,754
Dick’s Sporting Goods Inc	5,544	249,813
G-III Apparel Group Ltd *	3,141	143,607
Hanesbrands Inc	9,620	241,751
Lithia Motors Inc ‘A’	2,077	147,612
Marriott Vacations Worldwide Corp	2,959	202,662
Outerwall Inc	2,932	123,144
Pool Corp	2,597	244,196
PulteGroup Inc	8,373	163,190
Red Robin Gourmet Burgers Inc *	1,645	78,022
Service Corp International	7,463	201,800
Sonic Corp	9,961	269,445
Steven Madden Ltd *	5,227	178,659
Texas Roadhouse Inc	6,645	303,012
The Cheesecake Factory Inc	3,589	172,774
The Children’s Place Inc	2,210	177,198
Vail Resorts Inc	2,025	279,916
Wolverine World Wide Inc	7,293	148,194
Wyndham Worldwide Corp	1,979	140,964

		4,301,941

Consumer Staples - 1.7%

Dean Foods Co	14,675	265,471
J&J Snack Foods Corp	1,359	162,088
Post Holdings Inc	1,596	131,973

		559,532

Energy - 1.6%

Energen Corp	3,622	174,617
Laredo Petroleum Inc *	9,476	99,308
US Silica Holdings Inc	4,781	164,801
Western Refining Inc	4,241	87,492

		526,218

Financials - 22.0%

Alleghany Corp *	729	400,644
AmTrust Financial Services Inc	11,601	284,225
Axis Capital Holdings Ltd	4,750	261,250
Berkshire Hills Bancorp Inc	7,150	192,478
Brixmor Property Group Inc REIT	8,415	222,661
DCT Industrial Trust Inc REIT	5,784	277,863
Douglas Emmett Inc REIT	8,844	314,139
DuPont Fabros Technology Inc REIT	4,616	219,445
Endurance Specialty Holdings Ltd	1,137	76,361
Equity Lifestyle Properties Inc REIT	4,030	322,602
Highwoods Properties Inc REIT	5,547	292,882
Huntington Bancshares Inc	24,618	220,085
Mack-Cali Realty Corp REIT	12,141	327,807
MarketAxess Holdings Inc	2,043	297,052
Medical Properties Trust Inc REIT	9,430	143,430
Mid-America Apartment Communities Inc REIT	2,998	318,987
National Retail Properties Inc REIT	6,067	313,785
PacWest Bancorp	7,311	290,832
PS Business Parks Inc REIT	2,736	290,235

	Shares	Value
Radian Group Inc	25,922	$270,107
Raymond James Financial Inc	3,947	194,587
Reinsurance Group of America Inc	2,132	206,783
Retail Properties of America Inc ‘A’ REIT	6,832	115,461
Signature Bank *	2,190	273,575
Talmer Bancorp Inc ‘A’	11,977	229,599
The Hanover Insurance Group Inc	2,944	249,121
Umpqua Holdings Corp	14,254	220,509
Wintrust Financial Corp	4,249	216,699
Zions Bancorp	8,303	208,654

		7,251,858

Health Care - 12.4%

Acorda Therapeutics Inc *	5,584	142,420
Align Technology Inc *	4,264	343,465
Amedisys Inc *	4,383	221,254
Charles River Laboratories International Inc *	3,674	302,885
Cynosure Inc ‘A’ *	5,404	262,878
DENTSPLY SIRONA Inc	4,891	303,414
Horizon Pharma PLC	11,068	182,290
Ionis Pharmaceuticals Inc *	4,063	94,627
LHC Group Inc *	3,635	157,323
Masimo Corp *	3,202	168,153
Merit Medical Systems Inc *	247	4,898
Molina Healthcare Inc *	3,251	162,225
NuVasive Inc *	5,059	302,123
PerkinElmer Inc	4,274	224,043
Quintiles Transnational Holdings Inc *	4,255	277,937
STERIS PLC	3,005	206,594
Supernus Pharmaceuticals Inc *	11,691	238,146
The Cooper Cos Inc	1,696	290,983
United Therapeutics Corp *	1,846	195,528

		4,081,186

Industrials - 14.9%

AAR Corp	5,842	136,352
Aerojet Rocketdyne Holdings Inc *	11,712	214,095
Alaska Air Group Inc	1,633	95,187
American Woodmark Corp *	3,683	244,477
Barnes Group Inc	5,824	192,891
Beacon Roofing Supply Inc *	5,173	235,216
Chicago Bridge & Iron Co NV (Netherlands)	8,604	297,957
Deluxe Corp	4,963	329,394
EMCOR Group Inc	4,982	245,413
EnerSys	3,496	207,907
Generac Holdings Inc *	5,961	208,397
Hub Group Inc ‘A’ *	3,190	122,400
Insperity Inc	4,098	316,489
ITT Inc	6,232	199,299
Kirby Corp *	2,716	169,451
Lydall Inc *	4,520	174,291
ManpowerGroup Inc	1,393	89,626
Moog Inc ‘A’ *	2,122	114,418
Owens Corning	6,530	336,426
Ryder System Inc	4,230	258,622
TrueBlue Inc *	7,530	142,468
Wabash National Corp *	17,805	226,124
Watsco Inc	2,521	354,679

		4,911,579

Information Technology - 20.5%

Aspen Technology Inc *	5,781	232,627
AVG Technologies NV	10,669	202,604
Avnet Inc	5,337	216,202
Cardtronics Inc *	5,051	201,080
Convergys Corp	9,461	236,525
Diebold Inc	9,106	226,102
DST Systems Inc	2,585	300,972
Electronics for Imaging Inc *	5,191	223,421
Euronet Worldwide Inc *	3,844	265,966

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Finisar Corp *	11,250	$196,987
Fleetmatics Group PLC	5,909	256,037
Integrated Device Technology Inc *	13,300	267,729
j2 Global Inc	4,446	280,854
Manhattan Associates Inc *	2,810	180,205
Microsemi Corp *	8,586	280,590
MicroStrategy Inc ‘A’ *	1,374	240,477
NETGEAR Inc *	3,333	158,451
NeuStar Inc ‘A’ *	11,217	263,712
Nuance Communications Inc *	14,027	219,242
Polycom Inc *	16,092	181,035
PTC Inc *	5,708	214,507
RealPage Inc *	13,556	302,705
Silicon Laboratories Inc *	4,312	210,167
Stamps.com Inc *	3,214	280,968
Synopsys Inc *	3,856	208,532
Take-Two Interactive Software Inc *	8,133	308,403
TiVo Inc *	21,059	208,484
VeriFone Systems Inc *	9,209	170,735
Web.com Group Inc *	10,690	194,344

		6,729,663

Materials - 4.6%

Graphic Packaging Holding Co	25,715	322,466
Ingevity Corp * l	—	17
Kaiser Aluminum Corp	3,077	278,192
Kraton Performance Polymers Inc *	9,574	267,402
PolyOne Corp	6,046	213,061

	Shares	Value
US Concrete Inc *	4,109	$250,279
WestRock Co	4,458	173,282

		1,504,699

Utilities - 3.2%

Avista Corp	5,106	228,749
Black Hills Corp	4,451	280,591
CMS Energy Corp	6,139	281,535
Portland General Electric Co	5,994	264,455

		1,055,330

Total Common Stocks (Cost $30,093,244)		30,922,006

SHORT-TERM INVESTMENT - 29.8%

Money Market Fund - 29.8%

BlackRock Liquidity Funds T-Fund Portfolio	9,818,025	9,818,025

Total Short-Term Investment (Cost $9,818,025)		9,818,025

TOTAL INVESTMENTS - 123.8% (Cost $39,911,269)		40,740,189

OTHER ASSETS & LIABILITIES, NET - (23.8%)		(7,843,082)

NET ASSETS - 100.0%		$32,897,107

Notes to Schedule of Investments

(a)	An investment with a value of $158 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$158	$—	$—	$158
	Common Stocks	30,922,006	30,922,006	—	—
	Short-Term Investment	9,818,025	9,818,025	—	—

	Total	$40,740,189	$40,740,031	$—	$158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.4%

Consumer Discretionary - 13.0%

Big Lots Inc	471	$23,602
Bloomin’ Brands Inc	811	14,493
Cooper-Standard Holding Inc *	246	19,432
Express Inc *	822	11,927
G-III Apparel Group Ltd *	461	21,077
HSN Inc	214	10,471
JAKKS Pacific Inc *	799	6,320
Lithia Motors Inc ‘A’	243	17,270
Marriott Vacations Worldwide Corp	278	19,040
Outerwall Inc	243	10,206
Papa John’s International Inc	372	25,296
Pool Corp	173	16,267
Red Robin Gourmet Burgers Inc *	182	8,632
Sinclair Broadcast Group Inc ‘A’	579	17,289
Sonic Corp	696	18,827
Steven Madden Ltd *	526	17,979
Texas Roadhouse Inc	631	28,774
The Cheesecake Factory Inc	310	14,923
The Children’s Place Inc	179	14,352
Vail Resorts Inc	53	7,326
Wolverine World Wide Inc	355	7,214

		330,717

Consumer Staples - 1.4%

Dean Foods Co	1,154	20,876
J&J Snack Foods Corp	122	14,551

		35,427

Energy - 1.7%

Bristow Group Inc	203	2,316
EP Energy Corp ‘A’ *	2,183	11,308
Parker Drilling Co *	1,517	3,474
QEP Resources Inc	505	8,903
US Silica Holdings Inc	256	8,824
Western Refining Inc	353	7,282

		42,107

Financials - 21.9%

AG Mortgage Investment Trust Inc REIT	911	13,155
Agree Realty Corp REIT	454	21,901
Apollo Commercial Real Estate Finance Inc REIT	948	15,234
Argo Group International Holdings Ltd	234	12,134
Banner Corp	361	15,357
Berkshire Hills Bancorp Inc	600	16,152
Capstead Mortgage Corp REIT	1,230	11,931
Cardinal Financial Corp	292	6,406
Cathay General Bancorp	508	14,326
Cedar Ralty Trust Inc REIT	2,858	21,235
CenterState Banks Inc	487	7,670
CNO Financial Group Inc	1,010	17,635
DCT Industrial Trust Inc REIT	539	25,894
DuPont Fabros Technology Inc REIT	357	16,972
Federated National Holding Co	333	6,340
Hanmi Financial Corp	836	19,638
Heritage Insurance Holdings Inc	706	8,451
HFF Inc ‘A’	736	21,256
Infinity Property & Casualty Corp	126	10,163
Investors Bancorp Inc	1,314	14,559
Mack-Cali Realty Corp REIT	1,206	32,562
Medical Properties Trust Inc REIT	880	13,385
Old National Bancorp	1,048	13,131
Piper Jaffray Cos *	264	9,953
Potlatch Corp REIT	305	10,401
PS Business Parks Inc REIT	244	25,884
Radian Group Inc	2,175	22,664
RLJ Lodging Trust REIT	741	15,894

	Shares	Value
Stifel Financial Corp *	374	$11,762
Talmer Bancorp Inc ‘A’	1,062	20,359
The Navigators Group Inc	74	6,806
TriCo Bancshares	317	8,749
Umpqua Holdings Corp	1,008	15,594
Webster Financial Corp	437	14,836
Wintrust Financial Corp	382	19,482
WSFS Financial Corp	565	18,187

		556,058

Health Care - 12.6%

Acorda Therapeutics Inc *	551	14,053
Amedisys Inc *	381	19,233
Charles River Laboratories International Inc *	372	30,668
Cynosure Inc ‘A’ *	488	23,739
Depomed Inc *	822	16,128
FibroGen Inc *	417	6,843
HealthSouth Corp	600	23,292
ICU Medical Inc *	205	23,114
Inogen Inc *	296	14,833
LHC Group Inc *	325	14,066
Masimo Corp *	421	22,109
Molina Healthcare Inc *	404	20,160
NuVasive Inc *	562	33,563
PAREXEL International Corp *	390	24,523
STERIS PLC	127	8,731
Supernus Pharmaceuticals Inc *	1,165	23,731

		318,786

Industrials - 13.7%

AAR Corp	678	15,825
ABM Industries Inc	395	14,410
Air Transport Services Group Inc *	1,065	13,802
American Woodmark Corp *	242	16,064
ArcBest Corp	75	1,219
Barnes Group Inc	575	19,044
Beacon Roofing Supply Inc *	170	7,730
Chart Industries Inc *	548	13,223
Deluxe Corp	389	25,818
EMCOR Group Inc	641	31,576
EnerSys	399	23,729
Generac Holdings Inc *	447	15,627
HNI Corp	316	14,691
Insperity Inc	290	22,397
Kforce Inc	721	12,178
RPX Corp *	642	5,887
Saia Inc *	394	9,905
Standex International Corp	206	17,022
Swift Transportation Co *	572	8,815
TrueBlue Inc *	686	12,979
Universal Forest Products Inc	243	22,524
Viad Corp	341	10,571
Wabash National Corp *	1,111	14,110

		349,146

Information Technology - 20.4%

AVG Technologies NV *	726	13,787
Cabot Microelectronics Corp	216	9,145
CACI International Inc ‘A’ *	136	12,296
Cardtronics Inc *	241	9,594
Convergys Corp	722	18,050
Diebold Inc	622	15,444
Electronics for Imaging Inc *	541	23,285
Euronet Worldwide Inc *	151	10,448
Finisar Corp *	985	17,247
Fleetmatics Group PLC *	429	18,589
Integrated Device Technology Inc *	532	10,709
j2 Global Inc	398	25,142
Littelfuse Inc	196	23,165
LogMeIn Inc *	368	23,342

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Manhattan Associates Inc *	113	$7,247
Mentor Graphics Corp	805	17,114
Microsemi Corp *	540	17,647
MicroStrategy Inc ‘A’ *	97	16,977
NETGEAR Inc *	233	11,077
NeuStar Inc ‘A’ *	872	20,501
Pegasystems Inc	630	16,979
Plantronics Inc	225	9,900
Polycom Inc *	1,596	17,955
Power Integrations Inc	245	12,267
RealPage Inc *	785	17,529
Silicon Laboratories Inc *	216	10,528
Stamps.com Inc *	197	17,222
SYNNEX Corp	186	17,637
Take-Two Interactive Software Inc *	865	32,801
TiVo Inc *	1,061	10,504
VeriFone Systems Inc *	310	5,747
Vishay Intertechnology Inc	1,389	17,210
Web.com Group Inc *	607	11,035

		518,120

Materials - 4.4%

Clearwater Paper Corp *	371	24,252
Kraton Performance Polymers Inc *	872	24,355
Minerals Technologies Inc	335	19,028
PolyOne Corp	840	29,602
US Concrete Inc *	257	15,654

		112,891

Utilities - 3.3%

ALLETE Inc	337	21,780
Avista Corp	455	20,384
Black Hills Corp	368	23,199
PNM Resources Inc	544	19,272

		84,635

Total Common Stocks (Cost $2,272,682)		2,347,887

	Shares	Value
EXCHANGE-TRADED FUND - 2.7%

iShares Russell 2000	591	$67,947

Total Exchange-Traded Fund (Cost $66,906)		67,947

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	68,609	68,609

Total Short-Term Investment (Cost $68,609)		68,609

TOTAL INVESTMENTS - 97.8% (Cost $2,408,197)		2,484,443

OTHER ASSETS & LIABILITIES, NET - 2.2%		56,358

NET ASSETS - 100.0%		$2,540,801

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,347,887	$2,347,887	$—	$—
	Exchange-Traded Fund	67,947	67,947	—	—
	Short-Term Investment	68,609	68,609	—	—

	Total	$2,484,443	$2,484,443	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 8.0%

AMC Entertainment Holdings Inc ‘A’	8,325	$229,853
Big Lots Inc	6,662	333,833
Caleres Inc	10,517	254,617
Cooper-Standard Holding Inc *	4,365	344,791
Express Inc	11,918	172,930
Haverty Furniture Cos Inc	6,139	110,686
JAKKS Pacific Inc *	16,185	128,023
Marriott Vacations Worldwide Corp	5,281	361,696
Red Robin Gourmet Burgers Inc *	4,076	193,325
The Children’s Place Inc	4,740	380,053

		2,509,807

Consumer Staples - 1.0%

Dean Foods Co	17,665	319,560

		319,560

Energy - 2.6%

Bristow Group Inc	2,563	29,244
Energen Corp *	4,568	220,223
EP Energy Corp ‘A’ *	36,832	190,790
Helix Energy Solutions Group Inc *	17,155	115,968
Parker Drilling Co *	34,729	79,529
QEP Resources Inc *	10,145	178,856

		814,610

Financials - 40.2%

AG Mortgage Investment Trust Inc REIT	11,473	165,670
Agree Realty Corp REIT	5,898	284,519
Apollo Commercial Real Estate Finance Inc REIT	10,581	170,037
Apollo Residential Mortgage Inc REIT	10,207	136,774
Argo Group International Holdings Ltd	2,906	150,827
Banner Corp	5,748	244,520
BBCN Bancorp Inc	16,538	246,747
Berkshire Hills Bancorp Inc	10,270	276,468
Capstead Mortgage Corp REIT	25,250	244,925
Cardinal Financial Corp	5,631	123,544
Cathay General Bancorp	8,591	242,266
Cedar Ralty Trust Inc REIT	24,922	185,170
CenterState Banks Inc	9,426	148,459
CNO Financial Group Inc	21,278	371,514
Community Trust Bancorp Inc	4,732	164,011
Customers Bancorp Inc *	8,302	208,629
DCT Industrial Trust Inc REIT	8,799	422,704
EPR Properties REIT	4,955	399,769
Federated National Holding Co	5,006	95,314
Great Southern Bancorp Inc	5,795	214,241
Hanmi Financial Corp	10,528	247,303
Heritage Insurance Holdings Inc	13,909	166,491
Highwoods Properties Inc REIT	2,970	156,816
Hilltop Holdings Inc *	6,950	145,881
Horace Mann Educators Corp	8,497	287,114
Infinity Property & Casualty Corp	2,116	170,677
Investors Bancorp Inc	33,035	366,028
Mack-Cali Realty Corp REIT	18,002	486,054
Maiden Holdings Ltd	16,685	204,224
MB Financial Inc	6,581	238,759
Medical Properties Trust Inc REIT	16,971	258,129
MFA Financial Inc REIT	23,436	170,380
Old National Bancorp	17,877	223,999
Piper Jaffray Cos *	3,233	121,884
Potlatch Corp REIT	4,436	151,268
Provident Financial Services Inc	12,176	239,137
PS Business Parks Inc REIT	4,985	528,809
Radian Group Inc	30,521	318,029
RLJ Lodging Trust REIT	13,792	295,838
Simmons First National Corp ‘A’	3,373	155,782

	Shares	Value
Sovran Self Storage Inc REIT	3,554	$372,886
State Bank Financial Corp	10,582	215,344
State National Cos Inc	9,059	95,391
Stifel Financial Corp *	7,169	225,465
Talmer Bancorp Inc ‘A’	14,464	277,275
The GEO Group Inc REIT	5,506	188,195
The Navigators Group Inc *	1,726	158,740
TriCo Bancshares	8,067	222,649
Umpqua Holdings Corp	23,213	359,105
United Community Banks Inc	11,238	205,543
Waterstone Financial Inc	7,052	108,107
Webster Financial Corp	5,112	173,552
Wintrust Financial Corp	8,020	409,020
WSFS Financial Corp	7,224	232,541

		12,672,523

Health Care - 4.5%

Amedisys Inc *	1,561	78,799
Charles River Laboratories International Inc *	2,677	220,692
CONMED Corp	3,056	145,863
Depomed Inc *	7,501	147,170
Haemonetics Corp *	7,669	222,324
ICU Medical Inc *	2,922	329,456
LHC Group Inc *	6,279	271,755
Merit Medical Systems Inc *	390	7,734

		1,423,793

Industrials - 16.2%

AAR Corp	6,576	153,484
ABM Industries Inc	8,255	301,142
Aerojet Rocketdyne Holdings Inc *	12,785	233,710
Air Transport Services Group Inc *	16,549	214,475
Aircastle Ltd	6,896	134,886
American Woodmark Corp *	3,951	262,267
ArcBest Corp	6,927	112,564
Barnes Group Inc	7,349	243,399
Beacon Roofing Supply Inc *	5,943	270,228
Chart Industries Inc *	7,460	180,010
Deluxe Corp	6,038	400,742
EMCOR Group Inc	9,059	446,246
EnerSys	6,585	391,610
Essendant Inc	8,627	263,641
HNI Corp	5,770	268,247
Lydall Inc *	5,006	193,031
RPX Corp *	15,738	144,317
Standex International Corp	2,616	216,160
Universal Forest Products Inc	3,553	329,328
Viad Corp	6,826	211,606
Wabash National Corp *	11,957	151,854

		5,122,947

Information Technology - 14.9%

Bankrate Inc *	3,608	26,988
Cabot Microelectronics Corp	3,350	141,839
CACI International Inc ‘A’ *	2,280	206,135
Convergys Corp	15,212	380,300
Diebold Inc	10,816	268,561
Electronics for Imaging Inc *	4,397	189,247
Finisar Corp *	15,690	274,732
Insight Enterprises Inc *	11,082	288,132
Littelfuse Inc	2,652	313,440
Mentor Graphics Corp	12,480	265,325
Microsemi Corp *	5,834	190,655
NETGEAR Inc *	3,334	158,498
NeuStar Inc ‘A’ *	9,098	213,894
Plantronics Inc	3,470	152,680
Polycom Inc *	29,037	326,666
RetailMeNot Inc *	18,650	143,792
Sanmina Corp *	12,664	339,522
SYNNEX Corp	2,733	259,143

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Take-Two Interactive Software Inc *	5,376	$203,858
TiVo Inc *	16,916	167,468
Vishay Intertechnology Inc	15,120	187,337

		4,698,212

Materials - 3.3%

Clearwater Paper Corp *	3,530	230,756
Kaiser Aluminum Corp	3,045	275,298
Kraton Performance Polymers Inc *	9,996	279,188
Minerals Technologies Inc	4,342	246,626

		1,031,868

Utilities - 6.6%

ALLETE Inc	8,005	517,363
Avista Corp	10,395	465,696
Black Hills Corp	6,633	418,144
PNM Resources Inc	6,013	213,101
Portland General Electric Co	10,426	459,995

		2,074,299

Total Common Stocks (Cost $29,670,909)		30,667,619

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 2000 Value	372	36,196

Total Exchange-Traded Fund (Cost $33,096)		36,196

	Shares	Value
SHORT-TERM INVESTMENT - 76.4%

Money Market Fund - 76.4%

BlackRock Liquidity Funds T-Fund Portfolio	24,088,406	$24,088,406

Total Short-Term Investment (Cost $24,088,406)		24,088,406

TOTAL INVESTMENTS - 173.8% (Cost $53,792,411)		54,792,221

OTHER ASSETS & LIABILITIES, NET - (73.8%)		(23,270,507)

NET ASSETS - 100.0%		$31,521,714

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$30,667,619	$30,667,619	$—	$—
	Exchange-Traded Fund	36,196	36,196	—	—
	Short-Term Investment	24,088,406	24,088,406	—	—

	Total	$54,792,221	$54,792,221	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS SM SMALL-CAP GROWTH

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Dyax Corp - Contingent Value Rights * +	375	$416

Total Rights (Cost $0)		416

COMMON STOCKS - 97.2%

Consumer Discretionary - 18.8%

AMC Entertainment Holdings Inc ‘A’	11,202	309,287
Bloomin’ Brands Inc	18,665	333,544
Destination XL Group Inc *	32,936	150,518
Express Inc *	17,334	251,516
G-III Apparel Group Ltd *	8,927	408,142
Lithia Motors Inc ‘A’	5,018	356,629
Outerwall Inc	5,168	217,056
Pool Corp	3,643	342,551
Shutterfly Inc *	9,295	433,240
Sinclair Broadcast Group Inc ‘A’	11,648	347,809
Sonic Corp	17,454	472,131
Steven Madden Ltd *	8,845	302,322
Texas Roadhouse Inc	9,734	443,870
The Cheesecake Factory Inc	6,890	331,685
The Children’s Place Inc	3,487	279,588
Universal Electronics Inc *	4,933	356,557
Vail Resorts Inc	1,962	271,207
Wolverine World Wide Inc	13,097	266,131

		5,873,783

Consumer Staples - 2.6%

Casey’s General Stores Inc	2,918	383,746
J&J Snack Foods Corp	3,544	422,693

		806,439

Energy - 0.6%

US Silica Holdings Inc	5,542	191,033

Financials - 5.4%

BofI Holding Inc *	10,773	190,790
DuPont Fabros Technology Inc REIT	8,305	394,820
Eagle Bancorp Inc *	5,168	248,632
MarketAxess Holdings Inc	1,821	264,773
PS Business Parks Inc REIT	1,840	195,187
Western Alliance Bancorp *	6,762	220,779
WisdomTree Investments Inc	17,734	173,616

		1,688,597

Health Care - 21.8%

Acorda Therapeutics Inc *	8,404	214,344
AMAG Pharmaceuticals Inc *	8,866	212,075
Amedisys Inc *	7,939	400,761
Cepheid *	8,626	265,250
Cynosure Inc ‘A’ *	8,124	395,192
Depomed Inc *	16,212	318,080
Endologix Inc *	26,504	330,240
FibroGen Inc *	8,717	143,046
HealthSouth Corp	8,504	330,125
Horizon Pharma PLC *	11,400	187,758
Inogen Inc *	4,050	202,946
LHC Group Inc *	5,894	255,092
Masimo Corp *	6,944	364,664
Molina Healthcare Inc *	8,068	402,593
Nektar Therapeutics *	26,419	375,942
Neurocrine Biosciences Inc *	6,660	302,697
NuVasive Inc *	8,170	487,912

	Shares	Value
Otonomy Inc *	14,081	$223,606
Pacira Pharmaceuticals Inc *	6,383	215,299
PAREXEL International Corp *	5,733	360,491
Puma Biotechnology Inc *	3,098	92,289
Revance Therapeutics Inc *	9,901	134,654
Supernus Pharmaceuticals Inc *	18,519	377,232
Ultragenyx Pharmaceutical Inc *	4,286	209,628

		6,801,916

Industrials - 14.4%

Aerojet Rocketdyne Holdings Inc *	19,098	349,112
American Woodmark Corp *	4,657	309,132
Beacon Roofing Supply Inc *	8,264	375,764
Deluxe Corp	10,238	679,496
Forward Air Corp	6,003	267,314
Generac Holdings Inc *	11,370	397,495
Insperity Inc	6,052	467,396
Lydall Inc *	6,096	235,062
Masonite International Corp *	5,524	365,357
Saia Inc *	9,469	238,051
Tennant Co	4,473	240,961
TrueBlue Inc *	11,996	226,964
Wabash National Corp *	27,692	351,688

		4,503,792

Information Technology - 30.0%

Aspen Technology Inc *	11,610	467,186
AVG Technologies NV *	17,518	332,667
Cardtronics Inc *	8,404	334,563
ChannelAdvisor Corp *	14,950	216,626
Diebold Inc	12,837	318,743
Euronet Worldwide Inc *	3,674	254,204
Fleetmatics Group PLC *	7,562	327,661
Integrated Device Technology Inc *	17,232	346,880
j2 Global Inc	8,404	530,881
Littelfuse Inc	4,070	481,033
LogMeIn Inc *	7,939	503,571
Microsemi Corp *	12,612	412,160
MicroStrategy Inc ‘A’ *	2,097	367,017
NETGEAR Inc *	4,781	227,289
NeuStar Inc ‘A’ *	17,986	422,851
Polycom Inc *	31,364	352,845
Power Integrations Inc	5,625	281,644
RealPage Inc *	17,659	394,325
RetailMeNot Inc *	20,263	156,228
Silicon Laboratories Inc *	6,271	305,649
Stamps.com Inc *	5,082	444,268
Synchronoss Technologies Inc *	12,696	404,495
Take-Two Interactive Software Inc *	17,881	678,048
TiVo Inc *	34,988	346,381
VeriFone Systems Inc *	10,228	189,627
Web.com Group Inc *	14,469	263,046

		9,359,888

Materials - 3.6%

Kaiser Aluminum Corp	3,747	338,766
PolyOne Corp	10,851	382,389
US Concrete Inc *	6,761	411,813

		1,132,968

Total Common Stocks (Cost $30,468,214)		30,358,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 36.5%

Money Market Fund - 36.5%

BlackRock Liquidity Funds T-Fund Portfolio	11,402,334	$11,402,334

Total Short-Term Investment (Cost $11,402,334)		11,402,334

TOTAL INVESTMENTS - 133.7% (Cost $41,870,548)		41,761,166

OTHER ASSETS & LIABILITIES, NET - (33.7%)		(10,528,841)

NET ASSETS - 100.0%		$31,232,325

Notes to Schedule of Investments

(a)	An investment with a value of $416 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$416	$—	$—	$416
	Common Stocks	30,358,416	30,358,416	—	—
	Short-Term Investment	11,402,334	11,402,334	—	—

	Total	$41,761,166	$41,760,750	$—	$416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Consumer Discretionary - 14.1%

Advance Auto Parts Inc	3,489	$563,927
Carnival Corp	93,139	4,116,744
CBS Corp ‘B’	15,542	846,106
Charter Communications Inc ‘A’ *	4,618	1,056,026
Comcast Corp ‘A’	47,378	3,088,572
General Motors Co	95,841	2,712,300
Johnson Controls Inc	72,388	3,203,893
Kohl’s Corp	32,027	1,214,464
Mattel Inc	17,492	547,325
Target Corp	26,182	1,828,027
Time Warner Inc	10,819	795,629
Twenty-First Century Fox Inc ‘B’	68,534	1,867,551
Viacom Inc ‘B’	52,858	2,192,021

		24,032,585

Consumer Staples - 3.1%

CVS Health Corp	8,227	787,653
Mondelez International Inc ‘A’	14,496	659,713
The Coca-Cola Co	18,187	824,417
Unilever NV ‘NY’ (United Kingdom)	22,364	1,049,766
Wal-Mart Stores Inc	26,009	1,899,177

		5,220,726

Energy - 16.3%

BP PLC ADR (United Kingdom)	91,002	3,231,481
Canadian Natural Resources Ltd (Canada)	51,911	1,601,589
Chevron Corp	28,645	3,002,855
Devon Energy Corp	69,474	2,518,432
Halliburton Co	41,531	1,880,939
Hess Corp	36,109	2,170,151
Marathon Oil Corp	36,667	550,372
Noble Corp PLC (United Kingdom)	3,797	31,287
Occidental Petroleum Corp	22,556	1,704,331
PrairieSky Royalty Ltd (Canada)	1,038	19,712
QEP Resources Inc	83,577	1,473,463
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	69,253	3,824,151
Suncor Energy Inc (Canada)	137,692	3,818,199
Weatherford International PLC *	358,943	1,992,134

		27,819,096

Financials - 28.1%

Aflac Inc	34,711	2,504,746
Ally Financial Inc *	122,428	2,089,846
American International Group Inc	34,493	1,824,335
Bank of America Corp	355,183	4,713,278
Citigroup Inc	181,634	7,699,465
Citizens Financial Group Inc	60,865	1,216,083
Fifth Third Bancorp	125,997	2,216,287
JPMorgan Chase & Co	102,090	6,343,873
MetLife Inc	61,743	2,459,224
Morgan Stanley	87,576	2,275,224
State Street Corp	43,375	2,338,780
The Allstate Corp	35,826	2,506,029
The Bank of New York Mellon Corp	48,476	1,883,293
The Goldman Sachs Group Inc	9,692	1,440,037
The PNC Financial Services Group Inc	32,272	2,626,618
US Bancorp	16,734	674,882
Wells Fargo & Co	65,417	3,096,187

		47,908,187

Health Care - 11.3%

AbbVie Inc	19,548	1,210,217
Anthem Inc	13,602	1,786,487
Biogen Inc *	6,302	1,523,950
Express Scripts Holding Co *	18,167	1,377,059
Gilead Sciences Inc	4,867	406,005

	Shares	Value
Medtronic PLC	17,214	$1,493,659
Merck & Co Inc	46,549	2,681,688
Novartis AG (Switzerland)	26,947	2,224,166
Pfizer Inc	106,823	3,761,238
Sanofi ADR (France)	65,679	2,748,666

		19,213,135

Industrials - 6.3%

Caterpillar Inc	39,106	2,964,626
Emerson Electric Co	36,684	1,913,437
General Electric Co	81,996	2,581,234
Ingersoll-Rand PLC	17,693	1,126,690
Textron Inc	57,007	2,084,176

		10,670,163

Information Technology - 12.2%

Cisco Systems Inc	158,681	4,552,558
Citrix Systems Inc *	14,567	1,166,671
eBay Inc *	98,761	2,311,995
HP Inc	74,132	930,357
Intel Corp	85,178	2,793,838
Microsoft Corp	51,667	2,643,800
NetApp Inc	101,089	2,485,778
PayPal Holdings Inc *	32,367	1,181,719
QUALCOMM Inc	3,309	177,263
Symantec Corp	98,584	2,024,915
Yahoo! Inc *	13,978	525,014

		20,793,908

Materials - 2.3%

Alcoa Inc	170,464	1,580,201
CF Industries Holdings Inc	32,409	781,057
International Paper Co	38,362	1,625,782

		3,987,040

Telecommunication Services - 1.3%

Frontier Communications Corp	298,056	1,472,397
Vodafone Group PLC (United Kingdom)	252,366	769,432

		2,241,829

Utilities - 0.9%

FirstEnergy Corp	22,237	776,294
PG&E Corp	10,837	692,701

		1,468,995

Total Common Stocks (Cost $120,628,947)		163,355,664

SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio	6,665,823	6,665,823

Total Short-Term Investment (Cost $6,665,823)		6,665,823

TOTAL INVESTMENTS - 99.8% (Cost $127,294,770)		170,021,487

OTHER ASSETS & LIABILITIES, NET - 0.2%		321,673

NET ASSETS - 100.0%		$170,343,160

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	1,151,466	USD	1,188,340	07/16	GSC	($7,507)
USD	1,123,365	CAD	1,439,031	07/16	CIB	9,423
USD	1,122,427	CAD	1,439,032	07/16	DUB	8,484
USD	1,122,698	CAD	1,439,030	07/16	GSC	8,757
USD	1,123,834	CAD	1,439,031	07/16	RBC	9,893
USD	759,652	CHF	728,500	07/16	BRC	12,572
USD	759,726	CHF	728,501	07/16	CIB	12,645
USD	758,973	CHF	728,500	07/16	GSC	11,893
USD	760,146	CHF	728,501	07/16	RBC	13,065
USD	1,034,484	EUR	917,844	07/16	BRC	15,083
USD	1,033,492	EUR	917,844	07/16	CIB	14,092
USD	1,034,468	EUR	917,846	07/16	DUB	15,065
USD	1,969,920	EUR	1,768,383	07/16	GSC	5,871
USD	1,034,690	EUR	917,844	07/16	RBC	15,289
USD	815,927	GBP	555,559	07/16	BRC	76,196
USD	815,504	GBP	555,558	07/16	CIB	75,774
USD	195,129	GBP	147,713	07/16	DUB	(1,552)
USD	815,101	GBP	555,558	07/16	GSC	75,372
USD	816,584	GBP	555,558	07/16	RBC	76,854

Total Forward Foreign Currency Contracts						$447,269

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$24,032,585	$24,032,585	$—	$—
	Consumer Staples	5,220,726	5,220,726	—	—
	Energy	27,819,096	27,819,096	—	—
	Financials	47,908,187	47,908,187	—	—
	Health Care	19,213,135	16,988,969	2,224,166	—
	Industrials	10,670,163	10,670,163	—	—
	Information Technology	20,793,908	20,793,908	—	—
	Materials	3,987,040	3,987,040	—	—
	Telecommunication Services	2,241,829	1,472,397	769,432	—
	Utilities	1,468,995	1,468,995	—	—

	Total Common Stocks	163,355,664	160,362,066	2,993,598	—

	Short-Term Investment	6,665,823	6,665,823	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	456,328	—	456,328	—

	Total Assets	170,477,815	167,027,889	3,449,926	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(9,059)	—	(9,059)	—

	Total Liabilities	(9,059)	—	(9,059)	—

	Total	$170,468,756	$167,027,889	$3,440,867	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 20.5%

Amazon.com Inc *	5,284	$3,781,336
Aramark	40,947	1,368,449
AutoZone Inc *	2,086	1,655,950
Comcast Corp ‘A’	26,166	1,705,761
Dollar General Corp	12,710	1,194,740
Dollar Tree Inc *	19,879	1,873,397
LKQ Corp *	10,950	347,115
lululemon athletica Inc *	5,621	415,167
Marriott International Inc ‘A’	9,166	609,172
Netflix Inc *	9,296	850,398
NIKE Inc ‘B’	22,224	1,226,765
Ross Stores Inc	33,078	1,875,192
Starbucks Corp	21,162	1,208,773
The Priceline Group Inc *	1,212	1,513,073
The TJX Cos Inc	18,959	1,464,204
Time Inc l	—	4
Tractor Supply Co	7,297	665,340
Twenty-First Century Fox Inc ‘A’	11,733	317,378
VF Corp	5,321	327,188

		22,399,402

Consumer Staples - 9.3%

Colgate-Palmolive Co	14,077	1,030,436
Constellation Brands Inc ‘A’	10,921	1,806,333
Costco Wholesale Corp	11,218	1,761,675
CVS Health Corp	6,842	655,053
Danone SA (France)	10,022	701,369
Mead Johnson Nutrition Co	7,216	654,852
Mondelez International Inc ‘A’	19,106	869,514
Monster Beverage Corp *	3,463	556,539
Pernod Ricard SA (France)	2,538	280,999
Reynolds American Inc	11,892	641,336
The Estee Lauder Cos Inc ‘A’	12,139	1,104,892
Walgreens Boots Alliance Inc	1,420	118,243

		10,181,241

Energy - 0.9%

Concho Resources Inc *	4,048	482,805
Pioneer Natural Resources Co	3,083	466,180

		948,985

Financials - 5.9%

American Tower Corp REIT	26,375	2,996,464
Aon PLC	5,304	579,356
Intercontinental Exchange Inc	7,185	1,839,073
The Blackstone Group LP	3,846	94,381
The Charles Schwab Corp	36,259	917,715

		6,426,989

Health Care - 14.8%

Abbott Laboratories	23,006	904,366
Alexion Pharmaceuticals Inc *	7,679	896,600
Allergan PLC *	3,838	886,923
Bristol-Myers Squibb Co	26,151	1,923,406
Celgene Corp *	13,905	1,371,450
CR Bard Inc	3,671	863,272
Edwards Lifesciences Corp *	1,072	106,910
Eli Lilly & Co	11,977	943,189
McKesson Corp	3,332	621,918
Medtronic PLC	22,852	1,982,868
Regeneron Pharmaceuticals Inc *	1,302	454,697
Stryker Corp	6,550	784,886
The Cooper Cos Inc	2,494	427,896
Thermo Fisher Scientific Inc	20,132	2,974,704
VWR Corp *	11,113	321,166
Zoetis Inc	15,493	735,298

		16,199,549

	Shares	Value
Industrials - 8.3%

AMETEK Inc	13,784	$637,234
Canadian Pacific Railway Ltd (Canada)	5,898	759,603
Danaher Corp	28,597	2,888,297
Equifax Inc	8,228	1,056,475
Flowserve Corp	9,215	416,241
Honeywell International Inc	6,095	708,970
Rockwell Collins Inc	1,226	104,382
Roper Technologies Inc	6,309	1,076,063
Union Pacific Corp	6,516	568,521
Verisk Analytics Inc *	10,435	846,070

		9,061,856

Information Technology - 34.1%

Adobe Systems Inc *	27,699	2,653,287
Akamai Technologies Inc *	2,088	116,782
Alphabet Inc ‘A’ *	5,332	3,751,222
Alphabet Inc ‘C’ *	3,990	2,761,479
Apple Inc	18,548	1,773,189
Broadcom Ltd (Singapore)	9,809	1,524,319
Cognizant Technology Solutions Corp ‘A’ *	21,739	1,244,340
Electronic Arts Inc *	12,928	979,425
Facebook Inc ‘A’ *	37,705	4,308,927
Fidelity National Information Services Inc	5,547	408,703
Fiserv Inc *	15,772	1,714,890
FleetCor Technologies Inc *	8,206	1,174,525
Intuit Inc	11,758	1,312,310
LinkedIn Corp ‘A’ *	4,525	856,356
MasterCard Inc ‘A’	32,249	2,839,847
Microsoft Corp	50,344	2,576,105
NVIDIA Corp	13,476	633,507
Sabre Corp	17,378	465,557
salesforce.com Inc *	27,153	2,156,220
Visa Inc ‘A’	55,419	4,110,427

		37,361,417

Materials - 4.2%

Ecolab Inc	3,886	460,880
Monsanto Co	10,185	1,053,231
The Sherwin-Williams Co	5,803	1,704,167
Vulcan Materials Co	12,024	1,447,209

		4,665,487

Total Common Stocks (Cost $75,962,998)		107,244,926

SHORT-TERM INVESTMENTS - 2.1%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,698,042	1,698,042

	Principal Amount
U.S. Government Agency Issue - 0.5%

Federal Home Loan Bank 0.000% due 07/01/16	$586,000	586,000

Total Short-Term Investments (Cost $2,284,042)		2,284,042

TOTAL INVESTMENTS - 100.1% (Cost $78,247,040)		109,528,968

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(146,439)

NET ASSETS - 100.0%		$109,382,529

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$22,399,402	$22,399,402	$—	$—
	Consumer Staples	10,181,241	9,198,873	982,368	—
	Energy	948,985	948,985	—	—
	Financials	6,426,989	6,426,989	—	—
	Health Care	16,199,549	16,199,549	—	—
	Industrials	9,061,856	9,061,856	—	—
	Information Technology	37,361,417	37,361,417	—	—
	Materials	4,665,487	4,665,487	—	—

	Total Common Stocks	107,244,926	106,262,558	982,368	—

	Short-Term Investments	2,284,042	1,698,042	586,000	—

	Total	$109,528,968	$107,960,600	$1,568,368	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 20.1%

Amazon.com Inc *	10,113	$7,237,065
Chipotle Mexican Grill Inc *	3,228	1,300,109
Domino’s Pizza Inc	6,938	911,514
Liberty Global PLC ‘A’ (United Kingdom) *	34,874	1,013,438
Liberty Global PLC LiLAC ‘A’ (United Kingdom) *	6,342	204,601
Netflix Inc *	25,922	2,371,345
NIKE Inc ‘B’	37,739	2,083,193
Starbucks Corp	10,969	626,549
The Home Depot Inc	18,571	2,371,331
The Priceline Group Inc *	1,892	2,361,992
TripAdvisor Inc *	17,402	1,118,949

		21,600,086

Consumer Staples - 10.5%

Anheuser-Busch InBev SA/NV ADR (Belgium)	27,839	3,665,840
Constellation Brands Inc ‘A’	20,319	3,360,763
Costco Wholesale Corp	15,039	2,361,725
Mead Johnson Nutrition Co	6,595	598,496
Walgreens Boots Alliance Inc	16,276	1,355,303

		11,342,127

Energy - 2.2%

Concho Resources Inc *	11,613	1,385,083
EOG Resources Inc	11,647	971,593

		2,356,676

Financials - 4.2%

Berkshire Hathaway Inc ‘B’ *	20,718	2,999,759
Crown Castle International Corp REIT	15,266	1,548,430

		4,548,189

Health Care - 15.9%

Alexion Pharmaceuticals Inc *	2,599	303,459
Allergan PLC *	6,635	1,533,282
Becton Dickinson and Co	10,337	1,753,052
Boston Scientific Corp *	67,375	1,574,554
Celgene Corp *	9,199	907,297
Humana Inc	4,934	887,528
Illumina Inc *	15,808	2,219,127
Intuitive Surgical Inc *	1,672	1,105,878
Regeneron Pharmaceuticals Inc *	4,261	1,488,069
UnitedHealth Group Inc	29,457	4,159,328
Vertex Pharmaceuticals Inc *	13,343	1,147,765

		17,079,339

	Shares	Value
Industrials - 4.7%

Acuity Brands Inc	5,109	$1,266,828
Honeywell International Inc	8,160	949,171
Norfolk Southern Corp	19,443	1,655,183
TransDigm Group Inc *	4,614	1,216,666

		5,087,848

Information Technology - 35.7%

Activision Blizzard Inc	67,238	2,664,642
Alphabet Inc ‘A’ *	11,410	8,027,277
Apple Inc	14,908	1,425,205
Applied Materials Inc	22,100	529,737
Facebook Inc ‘A’ *	55,104	6,297,285
Fiserv Inc *	8,395	912,788
FleetCor Technologies Inc *	16,600	2,375,958
Global Payments Inc	23,638	1,687,280
Microsoft Corp	72,004	3,684,445
salesforce.com Inc *	35,623	2,828,822
Tencent Holdings Ltd (China)	130,800	3,000,509
Visa Inc ‘A’	66,424	4,926,668

		38,360,616

Materials - 3.0%

Ecolab Inc	9,774	1,159,196
The Sherwin-Williams Co	6,841	2,008,996

		3,168,192

Telecommunication Services - 1.4%

SBA Communications Corp ‘A’ *	14,262	1,539,440

Total Common Stocks (Cost $83,074,923)		105,082,513

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds T-Fund Portfolio	4,275,892	4,275,892

Total Short-Term Investment (Cost $4,275,892)		4,275,892

TOTAL INVESTMENTS - 101.7% (Cost $87,350,815)		109,358,405

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(1,802,225)

NET ASSETS - 100.0%		$107,556,180

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$21,600,086	$21,600,086	$—	$—
	Consumer Staples	11,342,127	11,342,127	—	—
	Energy	2,356,676	2,356,676	—	—
	Financials	4,548,189	4,548,189	—	—
	Health Care	17,079,339	17,079,339	—	—
	Industrials	5,087,848	5,087,848	—	—
	Information Technology	38,360,616	35,360,107	3,000,509	—
	Materials	3,168,192	3,168,192	—	—
	Telecommunication Services	1,539,440	1,539,440	—	—

	Total Common Stocks	105,082,513	102,082,004	3,000,509	—

	Short-Term Investment	4,275,892	4,275,892	—	—

	Total	$109,358,405	$106,357,896	$3,000,509	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 13.4%

Charter Communications Inc ‘A’ *	29,031	$6,637,583
DISH Network Corp ‘A’ *	197,183	10,332,389
SES SA FDR ‘A’ (Luxembourg)	210,602	4,508,493
Target Corp	88,544	6,182,142
The Home Depot Inc	45,866	5,856,629
Time Warner Inc	148,149	10,894,877
Twenty-First Century Fox Inc ‘B’	307,208	8,371,418

		52,783,531

Consumer Staples - 9.8%

Anheuser-Busch InBev SA/NV ADR (Belgium)	32,451	4,273,148
CVS Health Corp	142,516	13,644,482
Kimberly-Clark Corp	36,293	4,989,562
Philip Morris International Inc	89,566	9,110,653
Reynolds American Inc	121,611	6,558,481

		38,576,326

Energy - 12.6%

Chevron Corp	73,346	7,688,861
Exxon Mobil Corp	98,672	9,249,513
Halliburton Co	212,803	9,637,848
National Oilwell Varco Inc	136,520	4,593,898
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	96,743	5,342,148
Schlumberger Ltd	88,319	6,984,267
Suncor Energy Inc (Canada)	229,200	6,355,716

		49,852,251

Financials - 22.9%

American Express Co	115,684	7,028,960
American Tower Corp REIT	53,677	6,098,244
Capital One Financial Corp	59,930	3,806,154
Citigroup Inc	123,089	5,217,743
JPMorgan Chase & Co	201,244	12,505,302
Marsh & McLennan Cos Inc	106,865	7,315,978
MetLife Inc	88,993	3,544,591
State Street Corp	94,690	5,105,685
Synchrony Financial *	144,438	3,651,393
The Bank of New York Mellon Corp	114,942	4,465,497
The Progressive Corp	86,997	2,914,399
The Travelers Cos Inc	59,924	7,133,353
US Bancorp	235,366	9,492,311
Wells Fargo & Co	259,454	12,279,958

		90,559,568

Health Care - 13.2%

AmerisourceBergen Corp	62,093	4,925,217
Amgen Inc	48,106	7,319,328
Anthem Inc	58,048	7,624,024
Johnson & Johnson	66,235	8,034,305
Merck & Co Inc	170,333	9,812,884
Novartis AG ADR (Switzerland)	46,835	3,864,356
Teva Pharmaceutical Industries Ltd ADR (Israel)	121,370	6,096,415
UnitedHealth Group Inc	31,113	4,393,156

		52,069,685

Industrials - 9.3%

General Electric Co	325,773	10,255,334
Honeywell International Inc	96,794	11,259,078
Illinois Tool Works Inc	81,211	8,458,938
United Technologies Corp	64,287	6,592,632

		36,565,982

Information Technology - 9.6%

EMC Corp	236,311	6,420,570
International Business Machines Corp	19,851	3,012,985
Microsoft Corp	126,473	6,471,623

	Shares	Value
Motorola Solutions Inc	90,099	$5,943,831
Nuance Communications Inc *	318,646	4,980,437
TE Connectivity Ltd (Switzerland)	109,875	6,274,961
Xerox Corp	522,681	4,960,243

		38,064,650

Materials - 5.5%

Air Products & Chemicals Inc	26,004	3,693,608
Crown Holdings Inc *	133,021	6,740,174
Freeport-McMoRan Inc	415,329	4,626,765
Martin Marietta Materials Inc	33,833	6,495,936

		21,556,483

Utilities - 1.8%

Sempra Energy	61,190	6,976,884

Total Common Stocks (Cost $283,309,684)		387,005,360

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	8,815,768	8,815,768

Total Short-Term Investment (Cost $8,815,768)		8,815,768

TOTAL INVESTMENTS - 100.3% (Cost $292,125,452)		395,821,128

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,192,529)

NET ASSETS - 100.0%		$394,628,599

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$52,783,531	$48,275,038	$4,508,493	$—
	Consumer Staples	38,576,326	38,576,326	—	—
	Energy	49,852,251	49,852,251	—	—
	Financials	90,559,568	90,559,568	—	—
	Health Care	52,069,685	52,069,685	—	—
	Industrials	36,565,982	36,565,982	—	—
	Information Technology	38,064,650	38,064,650	—	—
	Materials	21,556,483	21,556,483	—	—
	Utilities	6,976,884	6,976,884	—	—

	Total Common Stocks	387,005,360	382,496,867	4,508,493	—

	Short-Term Investment	8,815,768	8,815,768	—	—

	Total	$395,821,128	$391,312,635	$4,508,493	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 10.2%

Amazon.com Inc *	3,550	$2,540,451
AutoZone Inc *	4,220	3,350,005
CarMax Inc *	18,100	887,443
Comcast Corp ‘A’	143,920	9,382,145
Delphi Automotive PLC (United Kingdom)	20,990	1,313,974
McDonald’s Corp	46,710	5,621,081
The Home Depot Inc	47,250	6,033,352

		29,128,451

Consumer Staples - 11.7%

Mondelez International Inc ‘A’	190,390	8,664,649
PepsiCo Inc	73,900	7,828,966
Philip Morris International Inc	85,595	8,706,723
The Kraft Heinz Co	91,910	8,132,197

		33,332,535

Energy - 6.6%

Chevron Corp	72,858	7,637,704
HollyFrontier Corp	55,558	1,320,614
Magellan Midstream Partners LP	42,590	3,236,840
Noble Energy Inc	71,415	2,561,656
Suncor Energy Inc (Canada)	140,130	3,885,805

		18,642,619

Financials - 18.0%

Berkshire Hathaway Inc ‘B’ *	55,390	8,019,918
Citigroup Inc	161,107	6,829,326
CME Group Inc ‘A’	89,410	8,708,534
Discover Financial Services	62,407	3,344,391
M&T Bank Corp	21,640	2,558,497
Marsh & McLennan Cos Inc	45,530	3,116,984
S&P Global Inc	34,448	3,694,892
Simon Property Group Inc REIT	23,580	5,114,502
SunTrust Banks Inc	61,950	2,544,906
The Bank of New York Mellon Corp	101,580	3,946,383
The Progressive Corp	98,720	3,307,120

		51,185,453

Health Care - 15.0%

Agilent Technologies Inc	31,010	1,375,604
Boston Scientific Corp *	149,290	3,488,907
Bristol-Myers Squibb Co	81,560	5,998,738
Cerner Corp *	35,620	2,087,332
Express Scripts Holding Co *	83,899	6,359,544
Johnson & Johnson	68,960	8,364,848
McKesson Corp	14,990	2,797,883
Merck & Co Inc	81,790	4,711,922
Mylan NV *	45,790	1,979,960
UnitedHealth Group Inc	38,670	5,460,204

		42,624,942

	Shares	Value
Industrials - 12.8%

Canadian National Railway Co (Canada)	38,940	$2,299,796
Canadian Pacific Railway Ltd (Canada)	20,800	2,678,832
Deere & Co	27,550	2,232,652
General Electric Co	387,940	12,212,351
Lockheed Martin Corp	12,680	3,146,796
Nielsen Holdings PLC	77,860	4,046,384
Republic Services Inc	24,390	1,251,451
Tyco International PLC	83,495	3,556,887
United Technologies Corp	26,310	2,698,091
Waste Connections Inc (Canada)	31,810	2,291,911

		36,415,151

Information Technology - 16.2%

Alphabet Inc ‘C’ *	18,913	13,089,687
Amdocs Ltd	84,930	4,902,160
Apple Inc	138,774	13,266,794
Applied Materials Inc	86,130	2,064,536
Facebook Inc ‘A’ *	40,100	4,582,628
PayPal Holdings Inc *	113,350	4,138,409
Western Digital Corp	32,260	1,524,608
Xerox Corp	258,350	2,451,742

		46,020,564

Materials - 2.1%

EI du Pont de Nemours & Co	17,460	1,131,408
PPG Industries Inc	20,870	2,173,611
Vulcan Materials Co	21,680	2,609,405

		5,914,424

Telecommunication Services - 2.4%

Verizon Communications Inc	122,200	6,823,648

Utilities - 2.9%

AmeriGas Partners LP	40,535	1,892,984
OGE Energy Corp	33,370	1,092,867
PG&E Corp	84,700	5,414,024

		8,399,875

Total Common Stocks (Cost $228,101,518)		278,487,662

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	3,629,834	3,629,834

Total Short-Term Investment (Cost $3,629,834)		3,629,834

TOTAL INVESTMENTS - 99.2% (Cost $231,731,352)		282,117,496

OTHER ASSETS & LIABILITIES, NET - 0.8%		2,165,528

NET ASSETS - 100.0%		$284,283,024

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$278,487,662	$278,487,662	$—	$—
	Short-Term Investment	3,629,834	3,629,834	—	—

	Total	$282,117,496	$282,117,496	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer Discretionary - 16.0%

American Eagle Outfitters Inc	46,553	$741,573
Big Lots Inc	13,140	658,445
Chipotle Mexican Grill Inc *	884	356,040
Darden Restaurants Inc	11,438	724,483
DISH Network Corp ‘A’ *	30,747	1,611,143
DR Horton Inc	7,874	247,873
Expedia Inc	3,127	332,400
Foot Locker Inc	2,647	145,214
Harman International Industries Inc	3,941	283,043
Lear Corp	5,871	597,433
NVR Inc *	142	252,808
O’Reilly Automotive Inc *	2,858	774,804
Panera Bread Co ‘A’ *	2,649	561,429
Polaris Industries Inc	7,597	621,131
PulteGroup Inc	20,989	409,076
PVH Corp	2,529	238,308
Royal Caribbean Cruises Ltd	5,960	400,214
Skechers U.S.A. Inc ‘A’ *	32,477	965,216
Tenneco Inc *	8,775	409,003
Texas Roadhouse Inc	13,571	618,838
Thor Industries Inc	22,889	1,481,834
Vail Resorts Inc	4,440	613,741

		13,044,049

Consumer Staples - 6.9%

Casey’s General Stores Inc	6,362	836,667
ConAgra Foods Inc	18,550	886,875
Hormel Foods Corp	17,200	629,520
Monster Beverage Corp *	2,758	443,238
The Clorox Co	2,954	408,804
The Hain Celestial Group Inc *	8,814	438,497
The JM Smucker Co	5,504	838,865
The Kroger Co	14,126	519,695
Tyson Foods Inc ‘A’	8,992	600,576

		5,602,737

Energy - 4.0%

Gulfport Energy Corp *	11,531	360,459
Oceaneering International Inc	9,438	281,819
Parsley Energy Inc ‘A’ *	5,996	162,252
Patterson-UTI Energy Inc	29,155	621,585
Range Resources Corp	5,774	249,090
Rice Energy Inc *	17,873	393,921
RPC Inc *	36,334	564,267
US Silica Holdings Inc	17,982	619,840

		3,253,233

Financials - 20.2%

Affiliated Managers Group Inc *	716	100,791
Arch Capital Group Ltd (Bermuda) *	11,397	820,584
Axis Capital Holdings Ltd	12,247	673,585
BankUnited Inc	10,356	318,136
CBOE Holdings Inc	9,043	602,445
Citizens Financial Group Inc	125,049	2,498,479
EPR Properties REIT	19,799	1,597,383
Host Hotels & Resorts Inc REIT	34,473	558,807
KeyCorp	34,058	376,341
Lamar Advertising Co ‘A’ REIT	20,308	1,346,420
MarketAxess Holdings Inc	3,799	552,375
National Retail Properties Inc REIT	8,979	464,394
Omega Healthcare Investors Inc REIT	12,350	419,282
Outfront Media Inc REIT	47,875	1,157,139
Senior Housing Properties Trust REIT	58,860	1,226,054
Signature Bank *	2,531	316,173
T Rowe Price Group Inc	20,233	1,476,402
Unum Group	4,955	157,519

	Shares	Value
White Mountains Insurance Group Ltd	1,155	$972,510
XL Group PLC (Ireland)	25,361	844,775

		16,479,594

Health Care - 9.0%

ABIOMED Inc *	7,672	838,473
BioMarin Pharmaceutical Inc *	3,602	280,236
Centene Corp *	2,992	213,539
DaVita HealthCare Partners Inc *	10,545	815,339
Edwards Lifesciences Corp *	7,359	733,913
Hologic Inc *	21,201	733,555
Humana Inc	2,921	525,429
Incyte Corp *	5,061	404,779
Ionis Pharmaceuticals Inc *	11,444	266,531
Medivation Inc *	7,764	468,169
Molina Healthcare Inc *	8,748	436,525
NuVasive Inc *	4,456	266,112
PerkinElmer Inc	6,149	322,331
Perrigo Co PLC	4,683	424,608
The Cooper Cos Inc	2,493	427,724
Universal Health Services Inc ‘B’	987	132,357

		7,289,620

Industrials - 13.2%

Acuity Brands Inc	9,307	2,307,764
AMERCO	1,470	550,588
BWX Technologies Inc	24,177	864,811
Huntington Ingalls Industries Inc	5,764	968,525
Kirby Corp *	3,108	193,908
ManpowerGroup Inc	3,076	197,910
Masco Corp	19,244	595,409
Orbital ATK Inc	9,346	795,718
Robert Half International Inc	13,183	503,063
Southwest Airlines Co	13,973	547,881
Spirit Airlines Inc *	33,322	1,495,158
Textron Inc	18,300	669,048
United Rentals Inc *	15,176	1,018,310

		10,708,093

Information Technology - 14.9%

Activision Blizzard Inc	14,020	555,613
Ambarella Inc *	5,058	256,997
Broadridge Financial Solutions Inc	4,303	280,556
Computer Sciences Corp	38,187	1,895,984
CSRA Inc	33,828	792,590
DST Systems Inc	5,617	653,987
Electronic Arts Inc *	5,365	406,452
Ellie Mae Inc *	4,844	443,953
Fiserv Inc *	3,975	432,202
FLIR Systems Inc	11,641	360,289
Harris Corp	8,754	730,434
IAC/InterActiveCorp	9,339	525,786
Integrated Device Technology Inc *	12,573	253,094
Jack Henry & Associates Inc	3,803	331,888
Lam Research Corp	5,842	491,078
Micron Technology Inc *	36,086	496,543
NVIDIA Corp	19,888	934,935
Palo Alto Networks Inc *	3,834	470,202
Science Applications International Corp	9,816	572,764
Skyworks Solutions Inc	6,703	424,166
Take-Two Interactive Software Inc *	10,489	397,743
Western Digital Corp	8,846	418,062

		12,125,318

Materials - 6.7%

Agnico Eagle Mines Ltd (Canada)	15,059	805,656
Albemarle Corp	10,344	820,383
Celanese Corp ‘A’	12,209	799,079
Louisiana-Pacific Corp *	12,931	224,353
Martin Marietta Materials Inc	3,573	686,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Newmont Mining Corp	5,276	$206,397
Nucor Corp	5,710	282,131
Silver Wheaton Corp (Canada)	25,951	610,627
Steel Dynamics Inc	19,459	476,746
Vulcan Materials Co	4,249	511,410

		5,422,798

Utilities - 8.7%

American States Water Co	11,765	515,542
American Water Works Co Inc	10,795	912,285
Atmos Energy Corp	47,817	3,888,478
ONE Gas Inc	8,490	565,349
Xcel Energy Inc	27,269	1,221,106

		7,102,760

Total Common Stocks (Cost $68,477,830)		81,028,202

	Shares	Value
SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

BlackRock Liquidity Funds T-Fund Portfolio	2,300,490	$2,300,490

Total Short-Term Investment (Cost $2,300,490)		2,300,490

TOTAL INVESTMENTS - 102.4% (Cost $70,778,320)		83,328,692

OTHER ASSETS & LIABILITIES, NET - (2.4%)		(1,965,345)

NET ASSETS - 100.0%		$81,363,347

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$81,028,202	$81,028,202	$—	$—
	Short-Term Investment	2,300,490	2,300,490	—	—

	Total	$83,328,692	$83,328,692	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 20.7%

Bed Bath & Beyond Inc	5,411	$233,863
BorgWarner Inc	7,699	227,274
Burberry Group PLC (United Kingdom)	10,641	165,526
DR Horton Inc	9,558	300,886
DSW Inc ‘A’	8,691	184,075
Dunkin’ Brands Group Inc	7,571	330,247
Kate Spade & Co *	9,274	191,137
lululemon athletica Inc *	3,043	224,756
Mattel Inc	11,361	355,486
Polaris Industries Inc	3,773	308,480
Tiffany & Co	4,004	242,803
Tractor Supply Co	3,998	364,538
TripAdvisor Inc *	2,889	185,763
Under Armour Inc ‘A’ *	1,957	78,534
Williams-Sonoma Inc	4,577	238,599

		3,631,967

Consumer Staples - 7.4%

Blue Buffalo Pet Products Inc *	7,450	173,883
Mead Johnson Nutrition Co	5,163	468,542
The Hain Celestial Group Inc *	6,787	337,653
Whole Foods Market Inc	10,038	321,417

		1,301,495

Energy - 5.3%

Cabot Oil & Gas Corp	8,325	214,285
Cimarex Energy Co	1,831	218,475
Continental Resources Inc *	6,470	292,897
Noble Energy Inc	5,568	199,724

		925,381

Financials - 10.6%

CME Group Inc ‘A’	4,462	434,599
First Republic Bank	4,357	304,946
Northern Trust Corp	6,402	424,197
Oaktree Capital Group LLC	3,409	152,587
Signature Bank *	2,247	280,695
Willis Towers Watson PLC	2,161	268,634

		1,865,658

Health Care - 17.8%

Acadia Healthcare Co Inc *	2,678	148,361
ACADIA Pharmaceuticals Inc *	4,048	131,398
Align Technology Inc *	3,336	268,715
Alkermes PLC *	5,664	244,798
BioMarin Pharmaceutical Inc *	2,756	214,417
Diplomat Pharmacy Inc *	3,759	131,565
Edwards Lifesciences Corp *	3,159	315,047
Henry Schein Inc *	1,005	177,684
Intuitive Surgical Inc * ‡	799	528,467
Laboratory Corp of America Holdings *	2,018	262,885
Medivation Inc *	2,954	178,126
Zoetis Inc	10,757	510,527

		3,111,990

Industrials - 13.1%

AO Smith Corp	1,800	158,598
Expeditors International of Washington Inc	7,094	347,890
Fastenal Co	13,030	578,402
Fortune Brands Home & Security Inc	6,694	388,051
Generac Holdings Inc *	4,132	144,455
IDEX Corp	3,176	260,750
Verisk Analytics Inc *	3,368	273,077
Woodward Inc	2,515	144,965

		2,296,188

	Shares	Value
Information Technology - 22.7%

Akamai Technologies Inc *	1,617	$90,439
ANSYS Inc *	2,985	270,889
CoStar Group Inc *	2,236	488,924
Electronic Arts Inc *	5,817	440,696
Ellie Mae Inc *	1,426	130,693
GrubHub Inc *	7,665	238,151
Guidewire Software Inc *	3,162	195,285
Harris Corp	3,381	282,111
Maxim Integrated Products Inc	4,982	177,808
Microchip Technology Inc	9,625	488,565
Monolithic Power Systems Inc	208	14,211
Pandora Media Inc *	22,783	283,648
Red Hat Inc *	3,615	262,449
ServiceNow Inc *	4,616	306,502
Trimble Navigation Ltd *	12,761	310,858

		3,981,229

Materials - 1.3%

The Scotts Miracle-Gro Co ‘A’	3,344	233,779

Total Common Stocks (Cost $14,711,940)		17,347,687

PURCHASED OPTIONS - 0.0%
(See Note (b) in Notes to Schedule of Investments) (Cost $4,711)		2,090

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	241,722	241,722

Total Short-Term Investment (Cost $241,722)		241,722

TOTAL INVESTMENTS - 100.3% (Cost $14,958,373)		17,591,499

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(55,994)

NET ASSETS - 100.0%		$17,535,505

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, an investment with a value of $396,185 was fully or partially segregated with the broker(s)/custodian as collateral for open options contracts.

(b)	Purchased options outstanding as of June 30, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Cost	Value
Put - Alkermes PLC (08/16)	$38.00	08/19/16	GSC	19	$4,711	$2,090

Total Purchased Options					$4,711	$2,090

(c)	Transactions in written options for the three-month period ended June 30, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2016	52	$149,432
Call Options Written	104	149,354
Put Options Written	176	25,815
Call Options Closed	(46)	(5,980)
Put Options Closed	(219)	(270,496)
Put Options Expired	(4)	(680)

Outstanding, June 30, 2016	63	$47,445

(d)	Premium received and value of written options outstanding as of June 30, 2016 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Premium	Value
Call - Alkermes PLC (08/16)	$52.00	08/19/16	GSC	19	$2,810	($1,047)
Call - Signature Bank (09/16)	145.00	09/16/16	CIT	11	5,167	(990)

					7,977	(2,037)

Put - Alkermes PLC (08/16)	30.00	08/19/16	GSC	19	310	(238)
Put - Pacira Pharmaceuticals Inc (08/16)	85.00	08/19/16	GSC	14	39,158	(72,100)

					39,468	(72,338)

Total Written Options					$47,445	($74,375)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$3,631,967	$3,466,441	$165,526	$—
	Consumer Staples	1,301,495	1,301,495	—	—
	Energy	925,381	925,381	—	—
	Financials	1,865,658	1,865,658	—	—
	Health Care	3,111,990	3,111,990	—	—
	Industrials	2,296,188	2,296,188	—	—
	Information Technology	3,981,229	3,981,229	—	—
	Materials	233,779	233,779	—	—

	Total Common Stocks	17,347,687	17,182,161	165,526	—

	Short-Term Investment	241,722	241,722	—	—
	Derivatives:
	Equity Contracts
	Purchased Options	2,090	—	2,090	—

	Total Assets	17,591,499	17,423,883	167,616	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(74,375)	—	(74,375)	—

	Total Liabilities	(74,375)	—	(74,375)	—

	Total	$17,517,124	$17,423,883	$93,241	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 6.9%

Best Buy Co Inc	21,918	$670,660
Brunswick Corp	34,083	1,544,642
CBS Corp ‘B’	11,846	644,896
Expedia Inc	6,906	734,108
Harley-Davidson Inc	14,229	644,574
Lear Corp	5,230	532,205
Newell Brands Inc	38,555	1,872,616
Omnicom Group Inc	19,844	1,617,088
PulteGroup Inc	33,368	650,342
TEGNA Inc	26,900	623,273
Tenneco Inc *	22,229	1,036,094

		10,570,498

Consumer Staples - 1.0%

Coca-Cola European Partners PLC (United Kingdom)	19,470	694,884
Constellation Brands Inc ‘A’	5,178	856,441

		1,551,325

Energy - 7.7%

Anadarko Petroleum Corp	6,997	372,590
Cimarex Energy Co	8,088	965,060
Diamondback Energy Inc *	18,574	1,694,135
Energen Corp	35,571	1,714,878
EQT Corp	14,978	1,159,747
Marathon Oil Corp	33,810	507,488
Marathon Petroleum Corp	32,948	1,250,706
Newfield Exploration Co *	24,035	1,061,866
Parsley Energy Inc ‘A’ *	58,388	1,579,979
RSP Permian Inc *	27,575	962,092
Western Refining Inc	18,722	386,235

		11,654,776

Financials - 34.1%

Alleghany Corp *	3,746	2,058,727
Ally Financial Inc *	23,287	397,509
American Assets Trust Inc REIT	17,031	722,796
American Homes 4 Rent ‘A’ REIT	44,838	918,282
Aon PLC	21,550	2,353,907
BB&T Corp	27,197	968,485
Boston Properties Inc REIT	16,181	2,134,274
CNO Financial Group Inc	41,657	727,331
Discover Financial Services	39,281	2,105,069
Douglas Emmett Inc REIT	30,572	1,085,917
East West Bancorp Inc	31,579	1,079,370
Equity Residential REIT	30,814	2,122,468
Essex Property Trust Inc REIT	4,500	1,026,405
Fifth Third Bancorp	131,802	2,318,397
General Growth Properties Inc REIT	27,919	832,545
Huntington Bancshares Inc	190,962	1,707,200
Kilroy Realty Corp REIT	8,902	590,114
Kimco Realty Corp REIT	62,288	1,954,597
Loews Corp	26,960	1,107,786
Marsh & McLennan Cos Inc	24,823	1,699,383
Moody’s Corp	5,015	469,956
Navient Corp	65,149	778,531
Raymond James Financial Inc	32,432	1,598,898
Regency Centers Corp REIT	29,113	2,437,631
Reinsurance Group of America Inc	15,004	1,455,238
SEI Investments Co	31,454	1,513,252
SL Green Realty Corp REIT	20,705	2,204,461
SLM Corp *	78,629	485,927
State Street Corp	12,361	666,505
SunTrust Banks Inc	47,927	1,968,841
TD Ameritrade Holding Corp	65,747	1,872,146
The Allstate Corp	23,666	1,655,437
The Charles Schwab Corp	26,088	660,287

	Shares	Value
The Macerich Co REIT	13,565	$1,158,315
Torchmark Corp	16,467	1,017,990
Unum Group	62,155	1,975,907
Willis Towers Watson PLC	5,265	654,492
WR Berkley Corp	19,470	1,166,642
XL Group PLC (Ireland)	11,906	396,589

		52,047,607

Health Care - 7.7%

Becton Dickinson and Co	8,238	1,397,082
Boston Scientific Corp *	74,438	1,739,616
Bruker Corp	11,125	252,982
Cardinal Health Inc	20,120	1,569,561
DaVita HealthCare Partners Inc *	11,842	915,623
ICON PLC *	12,296	860,843
Laboratory Corp of America Holdings *	9,455	1,231,703
Perrigo Co PLC	5,172	468,945
St Jude Medical Inc	19,180	1,496,040
Zimmer Biomet Holdings Inc	15,390	1,852,648

		11,785,043

Industrials - 11.9%

Curtiss-Wright Corp	10,095	850,504
Equifax Inc	12,109	1,554,796
Fluor Corp	10,631	523,896
Hubbell Inc	6,744	711,290
Huntington Ingalls Industries Inc	14,394	2,418,624
Ingersoll-Rand PLC	24,714	1,573,788
ManpowerGroup Inc	17,937	1,154,067
Masco Corp	80,128	2,479,160
Robert Half International Inc	44,567	1,700,677
Stanley Black & Decker Inc	17,411	1,936,451
Textron Inc	24,087	880,621
The Timken Co	18,592	570,031
WABCO Holdings Inc *	6,817	624,233
WESCO International Inc *	21,717	1,118,208

		18,096,346

Information Technology - 15.1%

Activision Blizzard Inc	57,845	2,292,397
Alliance Data Systems Corp *	4,063	796,023
Amdocs Ltd	43,112	2,488,425
Arrow Electronics Inc *	29,354	1,817,013
Avnet Inc	19,557	792,254
Broadcom Ltd (Singapore)	8,804	1,368,142
eBay Inc *	42,735	1,000,426
Fidelity National Information Services Inc	30,704	2,262,271
Flextronics International Ltd *	90,983	1,073,599
Harris Corp	24,629	2,055,044
IAC/InterActiveCorp	17,651	993,751
Jabil Circuit Inc	29,047	536,498
Microsemi Corp *	35,195	1,150,173
NetEase Inc ADR (China)	6,460	1,248,201
ON Semiconductor Corp *	35,769	315,483
TE Connectivity Ltd (Switzerland)	15,724	897,998
Total System Services Inc	24,501	1,301,248
Western Digital Corp	11,839	559,511

		22,948,457

Materials - 7.2%

Avery Dennison Corp	10,388	776,503
Berry Plastics Group Inc *	22,887	889,160
CF Industries Holdings Inc	14,121	340,316
Crown Holdings Inc *	9,156	463,935
Graphic Packaging Holding Co	180,525	2,263,783
Ingevity Corp * l	—	28
Methanex Corp (Canada)	13,799	401,551
Packaging Corp of America	16,544	1,107,290
PPG Industries Inc	7,174	747,172
Sealed Air Corp	14,180	651,855

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Steel Dynamics Inc	35,277	$864,286
The Mosaic Co	24,055	629,760
The Valspar Corp	11,051	1,193,840
WestRock Co	17,582	683,419

		11,012,898

Utilities - 7.4%

Alliant Energy Corp	23,979	951,966
Ameren Corp	15,768	844,849
American Electric Power Co Inc	31,314	2,194,798
Edison International	30,754	2,388,663
FirstEnergy Corp	17,420	608,132
Great Plains Energy Inc	37,363	1,135,835
PG&E Corp	31,899	2,038,984
Portland General Electric Co	25,090	1,106,971

		11,270,198

Total Common Stocks (Cost $143,892,567)		150,937,148

	Shares	Value
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	1,840,867	$1,840,867

Total Short-Term Investment (Cost $1,840,867)		1,840,867

TOTAL INVESTMENTS - 100.2% (Cost $145,733,434)		152,778,015

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(243,152)

NET ASSETS - 100.0%		$152,534,863

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$150,937,148	$150,937,148	$—	$—
	Short-Term Investment	1,840,867	1,840,867	—	—

	Total	$152,778,015	$152,778,015	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	15,525	$37

Total Warrants (Cost $0)		37

COMMON STOCKS - 97.8%

Consumer Discretionary - 15.8%

Bright Horizons Family Solutions Inc *	1,351	89,585
Burlington Stores Inc *	1,393	92,927
Carter’s Inc	423	45,037
Dave & Buster’s Entertainment Inc *	2,809	131,433
Etsy Inc *	2,405	23,064
Five Below Inc *	2,325	107,903
IMAX Corp *	2,500	73,700
iRobot Corp *	1,415	49,638
Liberty TripAdvisor Holdings Inc ‘A’ *	1,779	38,925
Live Nation Entertainment Inc *	2,402	56,447
Ollie’s Bargain Outlet Holdings Inc *	1,707	42,487
Panera Bread Co ‘A’ *	398	84,352
Planet Fitness Inc ‘A’ *	2,658	50,183
Pool Corp	941	88,482
Shake Shack Inc ‘A’ *	1,770	64,481
Sinclair Broadcast Group Inc ‘A’	1,115	33,294
Skechers U.S.A. Inc ‘A’ *	10	297
Texas Roadhouse Inc	2,192	99,955
Vail Resorts Inc	337	46,584
Vista Outdoor Inc *	1,270	60,617
Wayfair Inc ‘A’ *	2,286	89,154

		1,368,545

Consumer Staples - 3.1%

Blue Buffalo Pet Products Inc *	2,481	57,907
Calavo Growers Inc	1,755	117,585
Performance Food Group Co *	3,576	96,230

		271,722

Energy - 0.8%

GasLog Ltd (Monaco)	5,312	68,950

Financials - 5.8%

Bank of the Ozarks Inc	785	29,453
CoreSite Realty Corp REIT	1,449	128,512
CubeSmart REIT	1,241	38,322
LendingTree Inc *	514	45,402
MarketAxess Holdings Inc	615	89,421
Morningstar Inc	522	42,689
PrivateBancorp Inc	23	1,013
Sovran Self Storage Inc REIT	320	33,574
Western Alliance Bancorp *	1,940	63,341
WisdomTree Investments Inc	2,995	29,321

		501,048

Health Care - 24.1%

ABIOMED Inc *	1,149	125,574
ACADIA Pharmaceuticals Inc *	3,167	102,801
Agios Pharmaceuticals Inc *	909	38,083
Align Technology Inc *	832	67,018
athenahealth Inc *	159	21,944
Bio-Techne Corp	799	90,103
Bruker Corp	1,325	30,130
Charles River Laboratories International Inc *	762	62,819
Cotiviti Holdings Inc *	1,626	34,357
Exelixis Inc *	7,532	58,825

	Shares	Value
Glaukos Corp *	2,749	$80,161
IDEXX Laboratories Inc *	397	36,865
Inogen Inc *	449	22,499
Integra LifeSciences Holdings Corp *	1,364	108,820
Juno Therapeutics Inc *	1,038	39,901
Medidata Solutions Inc *	995	46,636
Neurocrine Biosciences Inc *	1,125	51,131
Nevro Corp *	1,459	107,616
Pacific Biosciences of California Inc *	11,748	82,647
Penumbra Inc *	1,708	101,626
Press Ganey Holdings Inc *	3,742	147,248
Prestige Brands Holdings Inc *	2,061	114,179
Sage Therapeutics Inc *	1,549	46,671
Spark Therapeutics Inc *	1,718	87,841
Ultragenyx Pharmaceutical Inc *	848	41,476
VCA Inc *	1,000	67,610
Veeva Systems Inc ‘A’ *	3,572	121,877
West Pharmaceutical Services Inc	942	71,479
Zeltiq Aesthetics Inc *	3,166	86,527

		2,094,464

Industrials - 9.7%

Beacon Roofing Supply Inc *	3,062	139,229
Builders FirstSource Inc *	7,654	86,107
Healthcare Services Group Inc	1,882	77,877
HEICO Corp	918	61,332
Nordson Corp	1,066	89,128
RBC Bearings Inc *	1,258	91,205
SiteOne Landscape Supply Inc *	1,222	41,536
TransUnion *	1,991	66,579
WageWorks Inc *	1,938	115,912
Watsco Inc	499	70,204

		839,109

Information Technology - 35.8%

2U Inc *	3,970	116,758
Acacia Communications Inc *	491	19,610
Ambarella Inc *	944	47,965
Atlassian Corp PLC ‘A’ (Australia) *	1,865	48,304
Belden Inc	1,794	108,304
Benefitfocus Inc *	2,772	105,669
BroadSoft Inc *	2,787	114,351
Callidus Software Inc *	1,911	38,182
Cimpress NV (Netherlands) *	887	82,030
Cirrus Logic Inc *	2,475	96,005
Coherent Inc *	603	55,343
Cray Inc *	1,417	42,397
Criteo SA ADR (France) *	2,273	104,376
Ellie Mae Inc *	1,490	136,558
EPAM Systems Inc *	1,229	79,037
Fair Isaac Corp	889	100,466
Five9 Inc *	3,256	38,746
GoDaddy Inc ‘A’ *	1,799	56,111
Gogo Inc *	3,141	26,353
GrubHub Inc *	2,875	89,326
HubSpot Inc *	1,344	58,356
Inphi Corp *	2,164	69,313
Instructure Inc *	953	18,107
IPG Photonics Corp *	417	33,360
Materialise NV ADR (Belgium) *	2,546	18,204
MaxLinear Inc ‘A’ *	4,482	80,586
Mellanox Technologies Ltd (Israel) *	1,241	59,518
Microsemi Corp *	658	21,503
Monolithic Power Systems Inc	1,177	80,413
Paycom Software Inc *	2,477	107,031
Paylocity Holdings Corp *	3,009	129,989
Proofpoint Inc *	1,089	68,705
Shopify Inc ‘A’ (Canada) *	1,871	57,552
Silicon Motion Technology Corp ADR (Taiwan)	1,641	78,440
SolarEdge Technologies Inc *	2,008	39,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Stamps.com Inc *	489	$42,748
SunPower Corp *	1,737	26,906
Synaptics Inc *	1	54
The Rubicon Project Inc *	2,854	38,957
The Ultimate Software Group Inc *	357	75,074
Trimble Navigation Ltd *	1,698	41,363
Twilio Inc ‘A’ *	2,104	76,796
Universal Display Corp *	1,750	118,650
WebMD Health Corp *	1,566	91,000
Wix.com Ltd (Israel) *	2,238	67,923
WNS Holdings Ltd ADR (India) *	101	2,727
Zendesk Inc *	3,886	102,513

		3,111,036

Materials - 0.8%

The Scotts Miracle-Gro Co ‘A’	934	65,296

Telecommunication Services - 0.8%

Cogent Communications Holdings Inc	1,703	68,222

Utilities - 1.1%

Aqua America Inc	505	18,008
New Jersey Resources Corp	749	28,874
ONE Gas Inc	718	47,812
Portland General Electric Co	41	1,809

		96,503

Total Common Stocks (Cost $6,919,246)		8,484,895

	Shares	Value
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	108,477	$108,477

Total Short-Term Investment (Cost $108,477)		108,477

TOTAL INVESTMENTS - 99.0% (Cost $7,027,723)		8,593,409

OTHER ASSETS & LIABILITIES, NET - 1.0%		85,123

NET ASSETS - 100.0%		$8,678,532

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Warrants	$37	$—	$37	$—
	Common Stocks	8,484,895	8,484,895	—	—
	Short-Term Investment	108,477	108,477	—	—

	Total	$8,593,409	$8,593,372	$37	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 18.6%

Big Lots Inc	26,060	$1,305,867
Bloomin’ Brands Inc	92,540	1,653,690
Caleres Inc	55,550	1,344,866
Citi Trends Inc	88,270	1,370,833
Crocs Inc *	135,720	1,530,922
Dana Holding Corp	97,650	1,031,184
Ethan Allen Interiors Inc	34,820	1,150,453
FTD Cos Inc *	68,050	1,698,528
Helen of Troy Ltd *	10,180	1,046,911
MarineMax Inc *	5,898	100,089
Meritage Homes Corp *	32,720	1,228,309
Office Depot Inc *	278,160	920,710
Red Robin Gourmet Burgers Inc *	21,870	1,037,294
Regal Entertainment Group ‘A’	64,260	1,416,290
Scholastic Corp	47,100	1,865,631
Shutterfly Inc *	25,280	1,178,301
Sotheby’s	28,430	778,982
Tenneco Inc *	26,080	1,215,589
The Children’s Place Inc	23,210	1,860,978

		23,735,427

Consumer Staples - 0.9%

Cott Corp (Canada)	79,740	1,113,170

Energy - 6.5%

Gulfport Energy Corp *	48,810	1,525,801
Noble Energy Inc l	—	32
Oil States International Inc *	49,060	1,613,093
QEP Resources Inc	103,870	1,831,228
RPC Inc *	100,490	1,560,610
Synergy Resources Corp *	257,830	1,717,148

		8,247,912

Financials - 26.0%

1st Source Corp	29,529	956,444
Associated Banc-Corp	85,440	1,465,296
CNO Financial Group Inc	65,480	1,143,281
Customers Bancorp Inc *	56,006	1,407,431
Essent Group Ltd *	65,390	1,426,156
First American Financial Corp	41,070	1,651,835
First Commonwealth Financial Corp	87,590	805,828
First Niagara Financial Group Inc	77,800	757,772
FirstMerit Corp	76,500	1,550,655
Fulton Financial Corp	87,470	1,180,845
Gramercy Property Trust REIT	233,126	2,149,425
Greenhill & Co Inc	42,350	681,835
HomeStreet Inc *	51,000	1,015,920
Independent Bank Group Inc	21,240	911,408
National Storage Affiliates Trust REIT	83,270	1,733,681
Ramco-Gershenson Properties Trust REIT	94,300	1,849,223
State Auto Financial Corp	22,790	499,329
Sterling Bancorp	75,000	1,177,500
Summit Hotel Properties Inc REIT	68,480	906,675
Synovus Financial Corp	40,450	1,172,645
Texas Capital Bancshares Inc *	35,520	1,660,915
The Hanover Insurance Group Inc	9,280	785,274
Validus Holdings Ltd	33,290	1,617,561
Webster Financial Corp	49,840	1,692,068
Wilshire Bancorp Inc	90,580	943,844
WSFS Financial Corp	29,145	938,178
Zions Bancorp	41,350	1,039,126

		33,120,150

	Shares	Value
Health Care - 4.2%

ICON PLC *	21,950	$1,536,720
LifePoint Health Inc *	18,800	1,228,956
Molina Healthcare Inc *	32,070	1,600,293
WellCare Health Plans Inc *	9,860	1,057,781

		5,423,750

Industrials - 18.4%

ABM Industries Inc	47,030	1,715,654
AECOM *	50,939	1,618,322
Aegion Corp *	72,090	1,406,476
Air Transport Services Group Inc *	82,600	1,070,496
Covenant Transportation Group Inc ‘A’ *	72,773	1,315,008
EMCOR Group Inc	29,230	1,439,870
Esterline Technologies Corp *	18,940	1,175,038
Granite Construction Inc	17,660	804,413
Mistras Group Inc *	47,700	1,138,599
MRC Global Inc *	115,800	1,645,518
Oshkosh Corp	35,880	1,711,835
Regal Beloit Corp	13,880	764,094
Saia Inc *	51,370	1,291,442
SkyWest Inc	74,715	1,976,959
Tutor Perini Corp *	39,340	926,457
Viad Corp	49,200	1,525,200
Wesco Aircraft Holdings Inc *	71,605	960,939
WESCO International Inc *	18,975	977,023

		23,463,343

Information Technology - 18.8%

Advanced Micro Devices Inc *	164,580	845,941
Anixter International Inc *	22,090	1,176,955
Booz Allen Hamilton Holding Corp	61,450	1,821,378
Cabot Microelectronics Corp	23,270	985,252
CSG Systems International Inc	34,850	1,404,803
Cypress Semiconductor Corp	137,836	1,454,170
Daktronics Inc	44,930	280,812
Extreme Networks Inc *	219,440	743,902
Finisar Corp *	103,520	1,812,635
FormFactor Inc *	193,033	1,735,367
Infinera Corp *	73,440	828,403
Mitel Networks Corp *	144,100	906,389
MKS Instruments Inc	35,700	1,537,242
NCR Corp *	60,520	1,680,640
Polycom Inc *	83,136	935,280
SunEdison Semiconductor Ltd *	136,730	810,809
TTM Technologies Inc *	97,895	737,149
Unisys Corp *	79,940	581,962
Verint Systems Inc *	47,550	1,575,332
Virtusa Corp *	26,090	753,479
Vishay Intertechnology Inc	110,180	1,365,130

		23,973,030

Materials - 2.1%

A Schulman Inc	20,988	512,527
Graphic Packaging Holding Co	130,390	1,635,091
Ingevity Corp *	16,560	563,702

		2,711,320

Utilities - 3.4%

PNM Resources Inc	55,870	1,980,033
Southwest Gas Corp	30,050	2,365,235

		4,345,268

Total Common Stocks (Cost $114,887,332)		126,133,370

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	2,020,876	$2,020,876

Total Short-Term Investment (Cost $2,020,876)		2,020,876

TOTAL INVESTMENTS - 100.5% (Cost $116,908,208)		128,154,246

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(695,820)

NET ASSETS - 100.0%		$127,458,426

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$126,133,370	$126,133,370	$—	$—
	Short-Term Investment	2,020,876	2,020,876	—	—

	Total	$128,154,246	$128,154,246	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	$52,619

Total Warrants (Cost $64,905)		52,619

PREFERRED STOCKS - 2.5%

Brazil - 2.2%

Lojas Americanas SA	954,018	4,766,677

Colombia - 0.3%

Banco Davivienda SA	73,295	672,004

India - 0.0%

Zee Entertainment Enterprises Ltd	708,924	95,160

Total Preferred Stocks (Cost $4,507,062)		5,533,841

COMMON STOCKS - 92.4%

Argentina - 0.1%

MercadoLibre Inc	1,480	208,192

Brazil - 5.4%

Ambev SA ADR	270,650	1,599,541
BM&FBovespa SA	678,316	3,762,909
Cielo SA	23,200	243,751
Embraer SA ADR	78,650	1,708,278
Estacio Participacoes SA	348,200	1,832,974
Kroton Educacional SA	375,943	1,588,129
Odontoprev SA	14,400	59,486
Porto Seguro SA	5,300	43,756
Sul America SA	221,935	1,078,481

		11,917,305

China - 22.9%

3SBio Inc ~ *	135,500	139,820
Alibaba Group Holding Ltd ADR *	114,272	9,088,052
Baidu Inc ADR *	48,710	8,044,456
China Lodging Group Ltd ADR	35,949	1,309,622
China Pacific Insurance Group Co Ltd ‘H’	591,000	2,002,987
Ctrip.com International Ltd ADR *	118,520	4,883,024
JD.com Inc ADR *	26,025	552,511
New Oriental Education & Technology Group Inc ADR	96,320	4,033,882
PICC Property & Casualty Co Ltd ‘H’	384,000	605,431
Sinopharm Group Co Ltd ‘H’	851,400	4,089,861
SOHO China Ltd	1,562,500	754,362
Tencent Holdings Ltd	517,822	11,878,668
Tingyi Cayman Islands Holding Corp	1,194,000	1,133,780
Tsingtao Brewery Co Ltd ‘H’	168,000	584,077
Want Want China Holdings Ltd	2,495,000	1,766,262

		50,866,795

Colombia - 2.2%

Almacenes Exito SA	101,587	493,871
Almacenes Exito SA GDR ~	88,300	431,028
Grupo Aval Acciones y Valores SA ADR	252,469	2,032,375
Grupo de Inversiones Suramericana SA	141,353	1,857,364

		4,814,638

	Shares	Value
Egypt - 0.6%

Commercial International Bank Egypt SAE	289,597	$1,303,741

France - 2.4%

Kering	13,627	2,193,712
LVMH Moet Hennessy Louis Vuitton SE	21,016	3,167,855

		5,361,567

Hong Kong - 6.2%

AIA Group Ltd	908,000	5,460,462
Hang Lung Group Ltd	317,000	955,063
Hang Lung Properties Ltd	196,000	395,979
Hong Kong Exchanges and Clearing Ltd	96,312	2,346,697
Jardine Strategic Holdings Ltd	95,911	2,903,206
Melco Crown Entertainment Ltd ADR	134,610	1,693,394

		13,754,801

India - 15.1%

Apollo Hospitals Enterprise Ltd	92,541	1,807,851
Asian Paints Ltd	36,238	539,501
Dr Reddy’s Laboratories Ltd	54,287	2,738,086
Glenmark Pharmaceuticals Ltd	69,309	823,447
Housing Development Finance Corp Ltd	559,886	10,430,981
Infosys Ltd	358,090	6,214,429
Kotak Mahindra Bank Ltd	138,183	1,567,349
Sun Pharmaceutical Industries Ltd	131,786	1,494,240
Tata Consultancy Services Ltd	67,173	2,545,797
UltraTech Cement Ltd	31,486	1,595,783
Zee Entertainment Enterprises Ltd	571,614	3,879,996

		33,637,460

Indonesia - 1.6%

P.T. Astra International Tbk	3,023,300	1,704,421
P.T. Indocement Tunggal Prakarsa Tbk	883,200	1,135,828
P.T. Semen Indonesia Persero Tbk	1,075,600	766,128

		3,606,377

Italy - 1.5%

Prada SPA	1,041,900	3,226,578

Japan - 1.5%

Fast Retailing Co Ltd	5,400	1,449,795
Murata Manufacturing Co Ltd	16,000	1,793,834

		3,243,629

Malaysia - 2.1%

Genting Bhd	1,746,100	3,556,632
Genting Malaysia Bhd	1,056,000	1,167,584

		4,724,216

Mexico - 4.7%

Fomento Economico Mexicano SAB de CV	223,834	2,072,379
Grupo Aeroportuario del Sureste SAB de CV ‘B’	68,894	1,097,779
Grupo Financiero Banorte SAB de CV ‘O’	446,200	2,493,783
Grupo Financiero Inbursa SAB de CV ‘O’	1,176,745	2,001,089
Grupo Televisa SAB ADR	75,270	1,960,031
Wal-Mart de Mexico SAB de CV	356,484	857,548

		10,482,609

Nigeria - 0.6%

Nigerian Breweries PLC	1,616,806	790,502
Zenith Bank PLC	9,900,660	555,201

		1,345,703

Philippines - 3.3%

Ayala Land Inc	141,200	117,129
Jollibee Foods Corp	334,220	1,723,671

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
SM Investments Corp	137,805	$2,848,918
SM Prime Holdings Inc	4,447,670	2,598,339

		7,288,057

Poland - 0.5%

Bank Pekao SA	32,811	1,145,573

Russia - 8.1%

Alrosa PJSC	1,612,044	1,746,757
Magnit PJSC (RTS)	47,011	6,625,301
Moscow Exchange MICEX-RTS PJSC	210,109	369,686
Novatek OJSC GDR (LI) ~	52,270	5,347,802
Sberbank of Russia PJSC ADR	436,793	3,822,476

		17,912,022

Singapore - 0.5%

Global Logistic Properties Ltd	904,800	1,221,526

South Korea - 1.2%

LG Household & Health Care Ltd	350	341,794
NAVER Corp	3,838	2,377,703

		2,719,497

Switzerland - 1.0%

Cie Financiere Richemont SA	18,709	1,095,126
Glencore PLC	599,066	1,234,754

		2,329,880

Taiwan - 3.6%

Taiwan Semiconductor Manufacturing Co Ltd	1,593,995	8,033,252

Thailand - 0.9%

Airports of Thailand PCL	59,900	664,798
CP ALL PCL	865,200	1,237,231

		1,902,029

Turkey - 1.2%

Anadolu Efes Biracilik Ve Malt Sanayii AS	180,974	1,223,690
BIM Birlesik Magazalar AS	76,898	1,499,689

		2,723,379

United Arab Emirates - 1.3%

DP World Ltd	171,786	2,855,397

United Kingdom - 2.3%

Old Mutual PLC	1,137,239	2,990,977
SABMiller PLC	37,371	2,179,455

		5,170,432

United States - 1.6%

Cognizant Technology Solutions Corp ‘A’ *	13,470	771,023
Las Vegas Sands Corp	50,280	2,186,677
Tiffany & Co	9,730	590,027

		3,547,727

Total Common Stocks (Cost $185,878,672)		205,342,382

	Shares	Value
SHORT-TERM INVESTMENT - 4.6%

Money Market Fund - 4.6%

BlackRock Liquidity Funds T-Fund Portfolio	10,202,835	$10,202,835

Total Short-Term Investment (Cost $10,202,835)		10,202,835

TOTAL INVESTMENTS - 99.5% (Cost $200,653,474)		221,131,677

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,028,818

NET ASSETS - 100.0%		$222,160,495

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	23.7%
Information Technology	23.0%
Consumer Discretionary	21.9%
Consumer Staples	10.3%
Industrials	5.4%
Health Care	5.0%
Materials	3.2%
Short-Term Investment	4.6%
Others (each less than 3.0%)	2.4%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$52,619	$52,619	$—	$—
	Preferred Stocks	5,533,841	5,533,841	—	—
	Common Stocks
	Argentina	208,192	208,192	—	—
	Brazil	11,917,305	11,917,305	—	—
	China	50,866,795	27,911,547	22,955,248	—
	Colombia	4,814,638	4,383,610	431,028	—
	Egypt	1,303,741	—	1,303,741	—
	France	5,361,567	—	5,361,567	—
	Hong Kong	13,754,801	1,693,394	12,061,407	—
	India	33,637,460	—	33,637,460	—
	Indonesia	3,606,377	—	3,606,377	—
	Italy	3,226,578	—	3,226,578	—
	Japan	3,243,629	—	3,243,629	—
	Malaysia	4,724,216	—	4,724,216	—
	Mexico	10,482,609	10,482,609	—	—
	Nigeria	1,345,703	790,502	555,201	—
	Philippines	7,288,057	—	7,288,057	—
	Poland	1,145,573	—	1,145,573	—
	Russia	17,912,022	1,812,549	16,099,473	—
	Singapore	1,221,526	—	1,221,526	—
	South Korea	2,719,497	—	2,719,497	—
	Switzerland	2,329,880	—	2,329,880	—
	Taiwan	8,033,252	—	8,033,252	—
	Thailand	1,902,029	664,798	1,237,231	—
	Turkey	2,723,379	1,223,690	1,499,689	—
	United Arab Emirates	2,855,397	—	2,855,397	—
	United Kingdom	5,170,432	—	5,170,432	—
	United States	3,547,727	3,547,727	—	—

	Total Common Stocks	205,342,382	64,635,923	140,706,459	—

	Short-Term Investment	10,202,835	10,202,835	—	—

	Total	$221,131,677	$80,425,218	$140,706,459	$—

Transfers between different levels of the fair value hierarchy during the three-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$4,530,320	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
1,717,561	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

United Kingdom - 0.0%

Rolls-Royce Holdings PLC ‘C’ *	20,562,807	$27,374

Total Preferred Stocks (Cost $29,883)		27,374

COMMON STOCKS - 98.6%

Australia - 0.4%

Orica Ltd	126,549	1,177,226

Belgium - 0.8%

KBC Group NV *	48,866	2,403,285

Brazil - 0.7%

Ambev SA ADR	367,348	2,171,027

Canada - 4.3%

Canadian National Railway Co	89,521	5,287,110
Element Financial Corp	162,939	1,727,826
Loblaw Cos Ltd	44,799	2,396,423
Suncor Energy Inc	114,017	3,162,947

		12,574,306

China - 0.8%

Alibaba Group Holding Ltd ADR *	27,739	2,206,083

Denmark - 0.7%

Carlsberg AS ‘B’	20,982	2,001,850

France - 15.0%

Air Liquide SA	55,181	5,748,873
Bureau Veritas SA	78,182	1,641,441
Danone SA	102,929	7,203,274
Dassault Systemes	27,068	2,040,828
Engie SA	233,755	3,753,341
Hermes International	1,963	731,767
L’Oreal SA	16,638	3,185,415
Legrand SA	46,668	2,389,008
LVMH Moet Hennessy Louis Vuitton SE	33,113	4,991,301
Pernod Ricard SA	58,995	6,531,741
Schneider Electric SE	92,954	5,423,025

		43,640,014

Germany - 10.5%

Bayer AG	94,608	9,501,986
Beiersdorf AG	60,805	5,756,711
Linde AG	24,946	3,475,906
Merck KGaA	29,956	3,044,831
MTU Aero Engines AG	14,433	1,348,451
ProSiebenSat.1 Media SE	36,860	1,612,340
SAP SE	78,076	5,863,936

		30,604,161

Hong Kong - 3.1%

AIA Group Ltd	1,114,062	6,699,662
Global Brands Group Holding Ltd *	9,304,639	818,609
Li & Fung Ltd	3,171,358	1,537,777

		9,056,048

India - 2.2%

Housing Development Finance Corp Ltd	172,767	3,218,743
Tata Consultancy Services Ltd	82,135	3,112,844

		6,331,587

	Shares	Value
Ireland - 0.2%

Experian PLC	23,991	$455,161

Israel - 0.7%

Check Point Software Technologies Ltd *	26,031	2,074,150

Italy - 0.7%

Eni SPA	130,458	2,101,319

Japan - 13.0%

Daikin Industries Ltd	30,600	2,571,770
Denso Corp	117,200	4,123,721
FANUC Corp	18,600	3,025,723
Honda Motor Co Ltd	43,600	1,093,717
Hoya Corp	193,400	6,907,473
Inpex Corp	184,000	1,438,991
Japan Tobacco Inc	115,100	4,638,784
Kubota Corp	144,400	1,953,057
Kyocera Corp	71,900	3,421,205
Shin-Etsu Chemical Co Ltd	33,300	1,950,997
Terumo Corp	154,600	6,597,611

		37,723,049

Netherlands - 5.0%

Akzo Nobel NV	74,693	4,640,009
Heineken NV	18,102	1,660,356
ING Groep NV CVA	413,721	4,280,340
Randstad Holding NV	98,346	3,932,970

		14,513,675

Singapore - 2.1%

DBS Group Holdings Ltd	395,700	4,665,668
Singapore Telecommunications Ltd	504,262	1,557,473

		6,223,141

Spain - 1.5%

Amadeus IT Holding SA ‘A’	98,049	4,319,935

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	107,849	3,173,006

Switzerland - 14.3%

Julius Baer Group Ltd	64,880	2,611,311
Kuehne + Nagel International AG	9,341	1,308,764
Nestle SA	152,783	11,837,372
Novartis AG	76,037	6,275,984
Roche Holding AG	37,106	9,791,525
Sonova Holding AG	12,095	1,605,311
UBS Group AG	418,107	5,425,186
Zurich Insurance Group AG	10,667	2,638,832

		41,494,285

Taiwan - 3.2%

Hon Hai Precision Industry Co Ltd	522,030	1,344,898
Taiwan Semiconductor Manufacturing Co Ltd ADR	299,904	7,866,482

		9,211,380

United Kingdom - 16.0%

Barclays PLC	972,157	1,808,111
Compass Group PLC	504,422	9,596,875
Delphi Automotive PLC	18,884	1,182,138
Diageo PLC	173,610	4,849,934
Prudential PLC	114,088	1,935,958
Reckitt Benckiser Group PLC	72,677	7,287,480
Rio Tinto PLC	76,055	2,362,777

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Rolls-Royce Holdings PLC	299,758	$2,861,195
Sky PLC	326,423	3,709,309
Smiths Group PLC	115,614	1,786,617
WPP PLC	436,456	9,096,403

		46,476,797

United States - 2.3%

Yum! Brands Inc	80,440	6,670,085

Total Common Stocks (Cost $253,283,918)		286,601,570

	Principal Amount
SHORT-TERM INVESTMENTS - 1.1%

U.S. Government Agency Issue - 0.3%

Federal Home Loan Bank 0.100%, due 07/01/16	$804,000	804,000

	Shares
Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio	2,341,877	2,341,877

Total Short-Term Investments (Cost $3,145,877)		3,145,877

TOTAL INVESTMENTS - 99.7% (Cost $256,459,678)		289,774,821

OTHER ASSETS & LIABILITIES, NET - 0.3%		895,527

NET ASSETS - 100.0%		$290,670,348

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer Staples	20.5%
Consumer Discretionary	16.6%
Health Care	15.0%
Financials	12.9%
Industrials	11.7%
Information Technology	11.1%
Materials	6.7%
Others (each less than 3.0%)	5.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$27,374	$—	$—	$27,374
	Common Stocks
	Australia	1,177,226	—	1,177,226	—
	Belgium	2,403,285	—	2,403,285	—
	Brazil	2,171,027	2,171,027	—	—
	Canada	12,574,306	12,574,306	—	—
	China	2,206,083	2,206,083	—	—
	Denmark	2,001,850	—	2,001,850	—
	France	43,640,014	—	43,640,014	—
	Germany	30,604,161	—	30,604,161	—
	Hong Kong	9,056,048	—	9,056,048	—
	India	6,331,587	—	6,331,587	—
	Ireland	455,161	—	455,161	—
	Israel	2,074,150	2,074,150	—	—
	Italy	2,101,319	—	2,101,319	—
	Japan	37,723,049	—	37,723,049	—
	Netherlands	14,513,675	—	14,513,675	—
	Singapore	6,223,141	—	6,223,141	—
	Spain	4,319,935	—	4,319,935	—
	Sweden	3,173,006	—	3,173,006	—
	Switzerland	41,494,285	—	41,494,285	—
	Taiwan	9,211,380	7,866,482	1,344,898	—
	United Kingdom	46,476,797	1,182,138	45,294,659	—
	United States	6,670,085	6,670,085	—	—

	Total Common Stocks	286,601,570	34,744,271	251,857,299	—

	Short-Term Investments	3,145,877	2,341,877	804,000	—

	Total	$289,774,821	$37,086,148	$252,661,299	$27,374

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

Perseus Mining Ltd Exp 07/15/16 * +	40,557	$—

Total Rights (Cost $0)		—

COMMON STOCKS - 97.7%

Australia - 4.9%

Asaleo Care Ltd	129,175	204,385
Austal Ltd +	121,285	109,450
Beach Energy Ltd	227,572	105,902
Challenger Ltd	46,798	305,743
Collins Foods Ltd	65,476	207,809
CSR Ltd	85,196	234,217
Genworth Mortgage Insurance Australia Ltd	77,598	160,821
GWA Group Ltd	144,899	228,376
iSentia Group Ltd	60,113	156,582
JB Hi-Fi Ltd	15,603	282,760
Orora Ltd	180,799	375,393
Pact Group Holdings Ltd	42,204	191,543
Perseus Mining Ltd *	405,574	158,141
Resolute Mining Ltd *	168,269	162,246
Sandfire Resources NL	51,150	203,468
Sirtex Medical Ltd	5,428	104,516
UGL Ltd *	101,403	163,883
Western Areas Ltd	19,558	31,940

		3,387,175

Austria - 0.2%

Wienerberger AG	9,578	134,217

Belgium - 0.3%

Orange Belgium SA *	7,836	181,144

Canada - 9.8%

Bird Construction Inc	17,600	182,137
Boyd Group Income Fund	3,100	178,185
Canfor Pulp Products Inc	15,600	124,732
Cascades Inc	37,700	267,003
CCL Industries Inc ‘B’	400	69,613
Celestica Inc *	18,500	172,120
Chorus Aviation Inc	85,600	397,539
Colliers International Group Inc	7,600	259,539
Detour Gold Corp *	13,100	327,715
Enerplus Corp	48,300	318,149
Genworth MI Canada Inc	9,442	242,198
Gran Tierra Energy Inc *	57,000	191,478
Great Canadian Gaming Corp *	11,000	153,001
Intertape Polymer Group Inc	16,500	269,221
Kinaxis Inc *	4,200	168,657
Linamar Corp	3,900	138,920
Maple Leaf Foods Inc	12,157	259,617
Martinrea International Inc	26,700	165,331
Parex Resources Inc *	25,700	248,854
Parkland Fuel Corp	11,200	194,967
Pure Industrial Real Estate Trust REIT	93,854	374,123
Ritchie Bros Auctioneers Inc	8,900	300,766
Sandvine Corp	93,900	193,331
SEMAFO Inc *	56,000	268,741
Sleep Country Canada Holdings Inc ~	11,500	212,028
The Intertain Group Ltd *	21,200	171,477
Transcontinental Inc ‘A’	20,000	271,063
Trican Well Service Ltd *	92,600	177,036

	Shares	Value
Western Energy Services Corp	47,800	$120,985
Whistler Blackcomb Holdings Inc	9,035	167,839
Wi-LAN Inc	8,922	22,651
Yamana Gold Inc	35,900	186,732

		6,795,748

Denmark - 2.6%

ALK-Abello AS	1,036	181,637
Bakkafrost PF	8,351	315,077
Dfds AS	6,341	278,333
GN Store Nord AS	10,901	196,919
NKT Holding AS	3,643	184,239
Royal Unibrew AS	7,376	329,961
Schouw & Co	2,971	164,998
Topdanmark AS *	5,847	139,348

		1,790,512

Finland - 0.3%

YIT OYJ	28,586	206,229

France - 5.8%

Air France-KLM *	22,805	143,919
Alten SA	2,800	164,362
Atos SE	4,156	342,659
Coface SA *	22,931	155,127
Eiffage SA	4,043	287,418
Euler Hermes Group	2,094	173,901
Faurecia	6,553	208,043
Innate Pharma SA *	10,572	121,472
Ipsen SA	4,228	259,054
IPSOS	9,295	264,562
Nexans SA *	6,171	258,032
Nexity SA *	4,279	216,456
SCOR SE	11,516	340,473
Tarkett SA	7,051	229,852
Technip SA	4,632	250,708
Trigano SA	3,457	199,340
UBISOFT Entertainment *	4,667	170,024
Valeo SA	6,024	267,431

		4,052,833

Germany - 7.4%

AURELIUS SE & Co KGaA	4,076	239,549
Aurubis AG	4,509	205,038
Carl Zeiss Meditec AG	5,562	225,867
Cewe Stiftung & Co KGaA	2,596	189,292
Covestro AG ~	6,055	269,693
Deutsche Pfandbriefbank AG ~	19,635	193,626
Deutz AG	48,596	200,744
Gerresheimer AG	3,264	251,432
Grammer AG	6,041	244,298
HOCHTIEF AG	2,628	339,305
Jenoptik AG	15,300	252,242
KION Group AG	5,075	245,976
OSRAM Licht AG	6,158	319,952
PATRIZIA Immobilien AG *	7,981	191,977
Rheinmetall AG	3,579	212,875
RHOEN-KLINIKUM AG	7,320	214,267
SMA Solar Technology AG	2,953	145,885
Software AG	10,291	349,917
STADA Arzneimittel AG	5,093	263,957
Talanx AG	6,750	201,036
TLG Immobilien AG	7,077	148,842
United Internet AG	5,393	224,182

		5,129,952

Hong Kong - 1.8%

Fortune REIT	263,900	314,350
HK Electric Investments & HK Electric Investments Ltd ~ »	340,500	317,727

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Kerry Properties Ltd	58,500	$144,835
Lifestyle International Holdings Ltd	81,500	136,972
SmarTone Telecommunications Holdings Ltd	110,000	196,547
Texwinca Holdings Ltd	236,000	175,225

		1,285,656

Ireland - 0.3%

C&C Group PLC	52,679	209,166

Israel - 0.6%

Orbotech Ltd *	7,898	201,794
Syneron Medical Ltd *	28,490	219,088

		420,882

Italy - 3.7%

A2A SPA	185,491	243,228
Autogrill SPA	28,045	226,735
Banca Popolare dell’Emilia Romagna SC	47,344	173,820
Brembo SPA	7,033	387,419
Cerved Information Solutions SPA	29,646	233,563
De’ Longhi SPA	9,228	219,900
DiaSorin SPA	3,647	223,026
Geox SPA	42,160	130,729
Moncler SPA	12,378	195,417
OVS SPA ~	22,286	129,781
Salini Impregilo SPA	55,438	157,329
Saras SPA	160,080	278,239

		2,599,186

Japan - 24.9%

Accordia Golf Co Ltd	17,900	187,419
Accretive Co Ltd	44,100	150,976
Adastria Co Ltd	5,300	210,022
Ain Holdings Inc	4,600	356,808
Central Glass Co Ltd	51,000	219,264
Create SD Holdings Co Ltd	7,400	209,918
Daikyonishikawa Corp	21,000	265,991
Daiwabo Holdings Co Ltd	113,000	239,637
EDION Corp	22,700	187,233
Eiken Chemical Co Ltd	9,600	210,268
EPS Holdings Inc	10,672	134,079
FIDEA Holdings Co Ltd	140,000	184,536
Foster Electric Co Ltd	8,200	129,820
Fujitsu General Ltd	19,000	423,182
Fukuda Corp	20,000	204,199
Furukawa Electric Co Ltd	107,000	247,919
Goldcrest Co Ltd	15,600	246,819
HANEDA ZENITH HOLDINGS Co Ltd	97,500	158,908
Haseko Corp	32,700	329,217
Heiwado Co Ltd	10,100	196,675
Hokuhoku Financial Group Inc	98,000	111,615
Idemitsu Kosan Co Ltd	13,300	288,744
Japan Aviation Electronics Industry Ltd	12,000	165,525
Jeol Ltd	30,000	114,897
Kinden Corp	18,700	202,425
Kitagawa Iron Works Co Ltd	76,000	124,890
Kohnan Shoji Co Ltd	12,500	231,584
Kyudenko Corp	7,022	207,845
Leopalace21 Corp	36,100	253,569
Lion Corp	21,000	346,490
Maruwa Co Ltd/Aichi	8,400	246,836
Marvelous Inc	21,200	174,117
Matsumotokiyoshi Holdings Co Ltd	6,000	293,325
Medical System Network Co Ltd	29,400	140,251
Meidensha Corp	61,000	198,403
Meisei Industrial Co Ltd	31,800	137,415
Mirait Holdings Corp	14,600	143,540
Morinaga & Co Ltd	37,000	233,287
Musashi Seimitsu Industry Co Ltd	8,800	172,126

	Shares	Value
Nagase & Co Ltd	24,000	$265,469
Nakanishi Inc	4,700	138,362
Nexon Co Ltd	20,500	303,401
Nihon Unisys Ltd	20,900	258,412
Nippon Piston Ring Co Ltd	14,900	200,660
Nippon Suisan Kaisha Ltd	71,100	365,139
Nipro Corp	16,000	198,778
Nissha Printing Co Ltd	6,100	111,963
OAK Capital Corp	54,000	83,421
Obayashi Road Corp	28,400	177,231
OKUMA Corp	24,000	157,766
Oracle Corp Japan	4,400	234,621
Penta-Ocean Construction Co Ltd	46,200	244,293
Riso Kagaku Corp	10,900	143,856
Ryobi Ltd	54,000	224,317
SAMTY Co Ltd	18,700	175,680
Sanyo Special Steel Co Ltd	70,000	312,526
Seikagaku Corp	14,300	222,660
Ship Healthcare Holdings Inc	7,100	220,980
Sumitomo Forestry Co Ltd	18,000	244,300
Sumitomo Osaka Cement Co Ltd	72,000	308,954
Sumitomo Real Estate Sales Co Ltd	10,000	196,598
Takuma Co Ltd	33,000	292,818
The Okinawa Electric Power Co Inc	11,850	248,478
TOA ROAD Corp	50,000	130,360
Toagosei Co Ltd	29,900	275,847
Toho Gas Co Ltd	34,000	278,212
Token Corp	4,600	361,717
Tokuyama Corp *	66,000	180,855
Tokyo Tekko Co Ltd	44,000	156,248
Tokyu Construction Co Ltd	18,700	170,689
TonenGeneral Sekiyu KK	22,000	200,410
Tosei Corp	29,300	210,536
Towa Corp	39,000	343,953
Toyo Engineering Corp	77,000	255,638
Toyota Boshoku Corp	8,700	181,612
Ulvac Inc	7,100	217,932
Valor Holdings Co Ltd	6,000	159,565
Yuasa Trading Co Ltd	11,500	237,256
Zenkoku Hosho Co Ltd	9,300	339,678

		17,310,965

Luxembourg - 0.3%

APERAM SA	6,190	216,682

Malta - 0.2%

Unibet Group PLC SDR	16,801	154,346

Netherlands - 1.0%

Boskalis Westminster	6,892	235,174
Corbion NV	10,122	243,110
Delta Lloyd NV	28,440	99,930
Euronext NV ~	4,088	149,969

		728,183

Norway - 0.2%

Protector Forsikring ASA	17,996	160,701

Portugal - 0.2%

CTT-Correios de Portugal SA	16,200	128,137

Singapore - 1.5%

CDL Hospitality Trusts REIT	134,400	140,997
Mapletree Greater China Commercial Trust REIT	252,409	189,885
Mapletree Industrial Trust REIT	182,400	233,295
SATS Ltd	53,200	162,653

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
Starhill Global REIT	262,400	$153,204
Venture Corp Ltd	30,200	185,625

		1,065,659

South Africa - 0.3%

Mondi PLC	9,350	175,056

South Korea - 4.5%

Able C&C Co Ltd	7,070	217,044
Amotech Co Ltd *	10,270	152,581
CJ O Shopping Co Ltd	1,249	191,079
Dongbu Insurance Co Ltd	3,892	234,262
Dongwon Development Co Ltd	41,074	157,460
Eugene Technology Co Ltd	11,838	169,001
Hanwha Life Insurance Co Ltd	23,913	120,495
Hyundai Development Co-Engineering & Construction	5,013	173,914
Hyundai Marine & Fire Insurance Co Ltd	7,947	202,645
KB Insurance Co Ltd	6,672	162,606
Nexen Tire Corp	15,318	176,156
NS Shopping Co Ltd *	1,115	187,229
S-Oil Corp	2,904	192,446
Silicon Works Co Ltd	5,595	161,664
Spigen Korea Co Ltd	3,268	187,126
Tongyang Life Insurance Co Ltd	27,215	240,603
Vieworks Co Ltd	5,322	231,803

		3,158,114

Spain - 2.7%

Acciona SA	3,098	226,069
Cia de Distribucion Integral Logista Holdings SA	10,623	224,471
CIE Automotive SA	10,067	169,522
Gamesa Corp Tecnologica SA	32,766	652,834
Grupo Catalana Occidente SA	8,311	230,500
Mediaset Espana Comunicacion SA	19,787	223,369
Saeta Yield SA	17,304	173,993

		1,900,758

Sweden - 3.7%

Axfood AB	12,742	244,740
Boliden AB	12,259	239,591
Bonava AB ‘B’ *	13,030	157,086
Castellum AB	5,024	71,431
Clas Ohlson AB ‘B’	14,109	241,678
Dometic Group AB * ~	26,888	178,136
Hemfosa Fastigheter AB	14,808	152,441
Intrum Justitia AB	8,021	251,559
Mycronic AB	28,106	210,138
NCC AB ‘B’	8,030	186,450
NetEnt AB *	15,596	154,454
Nobia AB	17,523	152,450
Peab AB	19,880	150,831
Wihlborgs Fastigheter AB	9,306	190,488

		2,581,473

Switzerland - 8.5%

Actelion Ltd	2,764	465,451
Adecco Group AG	6,225	313,977
Ascom Holding AG	9,617	152,988
BKW AG	4,202	186,325
Cembra Money Bank AG	3,968	277,527
Emmi AG	371	226,188
Flughafen Zuerich AG	1,934	342,262
Forbo Holding AG	249	295,725
Givaudan SA	134	269,812
Kudelski SA	9,256	184,015
Logitech International SA	17,471	284,035
Lonza Group AG	3,335	553,983
Oriflame Holding AG *	11,883	303,054
Partners Group Holding AG	1,041	446,137

	Shares	Value
Rieter Holding AG	975	$199,579
Sika AG	105	440,271
Straumann Holding AG	983	387,802
Swiss Life Holding AG	1,895	437,930
Vontobel Holding AG	4,252	183,232

		5,950,293

Thailand - 0.3%

GFPT PCL NVDR	556,404	172,177

United Kingdom - 11.4%

3i Group PLC	61,868	453,934
Acacia Mining PLC	47,767	287,653
Aldermore Group PLC *	53,174	84,167
Barratt Developments PLC	34,726	188,703
Beazley PLC	70,787	344,149
Bellway PLC	11,926	302,535
Booker Group PLC	118,028	273,329
BTG PLC *	22,806	220,268
Computacenter PLC	14,868	146,649
Cranswick PLC	7,397	205,513
De La Rue PLC	26,727	182,488
DS Smith PLC	35,197	182,100
Fevertree Drinks PLC	19,681	189,259
Galliford Try PLC	13,617	166,338
Go-Ahead Group PLC	6,276	163,804
Hill & Smith Holdings PLC	19,168	226,978
Howden Joinery Group PLC	38,933	199,963
Inchcape PLC	30,787	258,869
John Wood Group PLC	25,576	235,432
Kennedy Wilson Europe Real Estate PLC	13,477	173,056
Man Group PLC	112,036	174,070
Marshalls PLC	39,429	125,329
Mitie Group PLC	51,150	169,500
Moneysupermarket.com Group PLC	59,253	214,679
National Express Group PLC	47,573	187,762
Northgate PLC	34,013	147,631
Novae Group PLC	19,850	198,323
OneSavings Bank PLC	42,527	119,853
Persimmon PLC	11,367	220,426
Phoenix Group Holdings	18,788	201,798
QinetiQ Group PLC	77,119	228,931
Rentokil Initial PLC	93,918	242,536
Safestore Holdings PLC REIT	52,725	260,494
St Modwen Properties PLC	37,298	133,871
Synthomer PLC	44,340	192,616
Taylor Wimpey PLC	105,585	187,318
WH Smith PLC	11,293	237,250
WS Atkins PLC	12,712	225,844

		7,953,418

United States - 0.3%

Orion Engineered Carbons SA	11,087	176,172

Total Common Stocks (Cost $66,875,960)		68,024,834

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	733,627	733,627

Total Short-Term Investment (Cost $733,627)		733,627

TOTAL INVESTMENTS - 98.7% (Cost $67,609,587)		68,758,461

OTHER ASSETS & LIABILITIES, NET - 1.3%		886,130

NET ASSETS - 100.0%		$69,644,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrials	20.3%
Financials	18.0%
Consumer Discretionary	15.7%
Materials	10.8%
Information Technology	10.2%
Consumer Staples	8.1%
Health Care	7.7%
Energy	4.0%
Others (each less than 3.0%)	3.9%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Investments with a total aggregate value of $109,450 or 0.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$3,387,175	$—	$3,277,725	$109,450
	Austria	134,217	—	134,217	—
	Belgium	181,144	—	181,144	—
	Canada	6,795,748	6,795,748	—	—
	Denmark	1,790,512	—	1,790,512	—
	Finland	206,229	—	206,229	—
	France	4,052,833	—	4,052,833	—
	Germany	5,129,952	—	5,129,952	—
	Hong Kong	1,285,656	130,326	1,155,330	—
	Ireland	209,166	—	209,166	—
	Israel	420,882	420,882	—	—
	Italy	2,599,186	—	2,599,186	—
	Japan	17,310,965	—	17,310,965	—
	Luxembourg	216,682	—	216,682	—
	Malta	154,346	—	154,346	—
	Netherlands	728,183	—	728,183	—
	Norway	160,701	—	160,701	—
	Portugal	128,137	—	128,137	—
	Singapore	1,065,659	185,625	880,034	—
	South Africa	175,056	—	175,056	—
	South Korea	3,158,114	—	3,158,114	—
	Spain	1,900,758	—	1,900,758	—
	Sweden	2,581,473	157,086	2,424,387	—
	Switzerland	5,950,293	186,325	5,763,968	—
	Thailand	172,177	—	172,177	—
	United Kingdom	7,953,418	834,834	7,118,584	—
	United States	176,172	176,172	—	—

	Total Common Stocks	68,024,834	8,886,998	59,028,386	109,450

	Short-Term Investment	733,627	733,627	—	—

	Total	$68,758,461	$9,620,625	$59,028,386	$109,450

Transfers between different levels of the fair value hierarchy during the period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$259,200	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
496,771	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price
109,450	2	3	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)
31,940	3	2	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Australia - 3.8%

Australia & New Zealand Banking Group Ltd	272,975	$4,973,625
Goodman Group REIT	445,255	2,388,134

		7,361,759

Belgium - 2.1%

Anheuser-Busch InBev SA/NV	12,754	1,686,551
KBC Groep NV *	45,862	2,255,544

		3,942,095

Canada - 1.2%

TransCanada Corp	49,041	2,219,077

China - 1.5%

China Overseas Land & Investment Ltd	328,000	1,045,615
CNOOC Ltd	1,518,000	1,894,797

		2,940,412

Denmark - 0.6%

Pandora AS	9,075	1,236,010

Finland - 1.1%

UPM-Kymmene OYJ	117,209	2,153,229

France - 11.9%

Airbus Group SE	22,007	1,261,445
AXA SA	181,267	3,584,138
BNP Paribas SA	87,556	3,839,831
Capgemini SA	22,607	1,950,830
Natixis SA	271,186	1,020,441
Renault SA	33,622	2,538,389
Schneider Electric SE	25,650	1,496,445
TOTAL SA	145,942	6,998,829

		22,690,348

Germany - 9.0%

adidas AG	9,980	1,432,628
Bayer AG	20,454	2,054,304
Brenntag AG	34,170	1,655,269
Daimler AG	50,441	3,018,319
Deutsche Bank AG *	58,556	809,430
E.ON SE	139,365	1,406,870
HeidelbergCement AG	11,715	882,519
Infineon Technologies AG	142,447	2,062,130
Siemens AG	37,270	3,824,709

		17,146,178

Hong Kong - 1.4%

CK Hutchison Holdings Ltd	238,521	2,623,843

Ireland - 0.4%

Ryanair Holdings PLC ADR	11,875	825,787

Israel - 1.5%

Teva Pharmaceutical Industries Ltd ADR	56,743	2,850,201

Italy - 3.4%

Assicurazioni Generali SPA	52,406	617,994
Enel SPA	861,999	3,826,816
Intesa Sanpaolo SPA	640,631	1,220,223
Telecom Italia SPA *	958,463	787,198

		6,452,231

	Shares	Value
Japan - 21.8%

Daikin Industries Ltd	34,400	$2,891,140
Daiwa House Industry Co Ltd	109,700	3,221,561
Dentsu Inc	41,300	1,935,972
DMG Mori Co Ltd	111,000	1,070,952
Honda Motor Co Ltd	95,100	2,385,609
Japan Airlines Co Ltd	60,700	1,952,878
Mitsubishi UFJ Financial Group Inc	1,072,900	4,809,653
Mitsui Fudosan Co Ltd	135,000	3,098,356
NH Foods Ltd	55,000	1,347,170
Nippon Telegraph & Telephone Corp	99,000	4,642,597
Sompo Japan Nipponkoa Holdings Inc	82,000	2,182,200
Sony Corp	64,700	1,906,190
Sumitomo Electric Industries Ltd	109,900	1,454,575
Sumitomo Mitsui Financial Group Inc	46,400	1,339,803
Sumitomo Mitsui Trust Holdings Inc	507,000	1,649,683
Suzuken Co Ltd	29,400	925,402
Suzuki Motor Corp	92,300	2,499,293
Yamato Holdings Co Ltd	103,400	2,374,167

		41,687,201

Luxembourg - 0.7%

ArcelorMittal *	293,627	1,338,710

Netherlands - 7.5%

ASR Nederland NV *	43,972	949,124
ING Groep NV CVA	303,859	3,143,712
NN Group NV	56,177	1,546,471
Royal Dutch Shell PLC ‘A’	319,295	8,769,534

		14,408,841

Norway - 1.1%

Norsk Hydro ASA	555,892	2,035,027

South Korea - 1.4%

Samsung Electronics Co Ltd	2,091	2,604,029

Spain - 1.2%

Banco Santander SA	199,322	773,508
Bankia SA	2,076,247	1,511,453

		2,284,961

Sweden - 3.0%

Electrolux AB ‘B’	73,205	1,995,923
Nordea Bank AB	306,645	2,601,468
Sandvik AB	106,858	1,069,855

		5,667,246

Switzerland - 4.5%

LafargeHolcim Ltd	19,815	829,011
Roche Holding AG	5,694	1,502,532
Wolseley PLC	47,497	2,459,579
Zurich Insurance Group AG	15,278	3,779,514

		8,570,636

United Kingdom - 17.5%

Barratt Developments PLC	200,443	1,089,218
British American Tobacco PLC	58,829	3,813,847
Centrica PLC	745,487	2,254,359
GlaxoSmithKline PLC	253,165	5,436,748
InterContinental Hotels Group PLC	44,524	1,642,084
Lloyds Banking Group PLC	2,479,096	1,795,595
National Grid PLC	198,136	2,913,669
Prudential PLC	203,099	3,446,385
Rio Tinto PLC	104,741	3,253,957
Standard Chartered PLC	271,561	2,060,337
Vodafone Group PLC	1,916,722	5,843,845

		33,550,044

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Shares	Value
United States - 1.0%

Shire PLC	31,905	$1,971,819

Total Common Stocks (Cost $190,826,776)		186,559,684

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds T-Fund Portfolio	7,640,603	7,640,603

Total Short-Term Investment (Cost $7,640,603)		7,640,603

TOTAL INVESTMENTS - 101.6% (Cost $198,467,379)		194,200,287

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(3,016,174)

NET ASSETS - 100.0%		$191,184,113

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financials	31.2%
Industrials	12.3%
Consumer Discretionary	12.1%
Energy	10.4%
Health Care	7.7%
Telecommunication Services	5.9%
Materials	5.5%
Utilities	5.4%
Short-Term Investment	4.0%
Consumer Staples	3.6%
Information Technology	3.5%

	101.6%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(b)	As of June 30, 2016, the amount of $360,000 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,726,516	GBP	1,422,021	08/16	SCB	$137,269
AUD	6,822,696	USD	5,189,104	08/16	ANZ	(107,086)
CAD	360,120	JPY	30,000,300	08/16	RBS	(12,042)
CHF	1,790,331	EUR	1,656,723	08/16	RBC	(3,509)
CHF	7,477,939	USD	7,766,778	08/16	CIT	(92,562)
CHF	410,451	USD	421,941	08/16	DUB	(717)
CHF	1,477,093	USD	1,542,874	08/16	MSC	(27,010)
CHF	374,151	USD	388,085	08/16	SCB	(4,113)
CHF	522,929	USD	540,224	08/16	UBS	(3,569)
DKK	11,431,536	USD	1,749,036	08/16	TDB	(41,260)
EUR	1,007,386	GBP	841,716	08/16	DUB	(1,534)
EUR	719,011	USD	819,378	08/16	CIT	(20,465)
EUR	2,649,189	USD	3,007,356	08/16	GSC	(63,767)
EUR	460,629	USD	519,315	08/16	HSB	(7,496)
EUR	398,911	USD	450,341	08/16	MER	(7,099)
EUR	604,541	USD	669,598	08/16	RBC	2,124
EUR	628,022	USD	701,601	08/16	SCB	(3,788)
EUR	1,030,948	USD	1,148,677	08/16	SGN	(3,162)
EUR	1,732,395	USD	1,952,889	08/16	TDB	(27,976)
GBP	205,677	USD	299,600	08/16	CIT	(25,710)
GBP	1,025,581	USD	1,479,959	08/16	DUB	(114,248)
GBP	505,960	USD	737,017	08/16	GSC	(63,257)
GBP	1,178,092	USD	1,634,805	08/16	MER	(66,002)
GBP	211,297	USD	304,755	08/16	RBS	(23,382)
GBP	206,134	USD	298,096	08/16	SSB	(23,599)
JPY	102,249,453	CAD	1,253,632	08/16	CIT	20,729
JPY	322,297,279	USD	2,915,198	08/16	RBC	209,111
JPY	70,628,266	USD	642,268	08/16	TDB	42,393
SGD	2,969,528	USD	2,206,026	08/16	RBS	(2,289)
USD	464,708	AUD	622,197	08/16	ANZ	1,253
USD	1,019,916	CAD	1,280,967	08/16	HSB	28,291
USD	631,582	CHF	608,334	08/16	CIT	7,281
USD	298,924	EUR	267,037	08/16	BRC	2,212
USD	1,058,247	EUR	956,597	08/16	CIT	(4,655)
USD	6,849,359	EUR	6,014,792	08/16	CIT	166,154
USD	882,091	EUR	782,377	08/16	DUB	12,770
USD	457,147	EUR	403,483	08/16	GSC	8,826
USD	702,969	EUR	605,381	08/16	MER	30,313
USD	2,096,098	EUR	1,852,562	08/16	MSC	37,664
USD	1,858,643	EUR	1,668,542	08/16	RBC	4,679

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	946,549	EUR	839,071	08/16	SCB	$14,233
USD	1,297,075	GBP	962,067	08/16	DUB	15,941
USD	9,947,945	GBP	6,818,611	08/16	GSC	867,960
USD	393,444	GBP	269,828	08/16	MSC	34,128
USD	1,295,636	GBP	937,251	08/16	RBC	47,548
USD	293,293	GBP	201,518	08/16	SCB	24,942
USD	714,502	JPY	76,325,890	08/16	ANZ	(25,391)
USD	619,925	JPY	68,502,369	08/16	SCB	(44,128)
USD	1,086,010	JPY	111,451,059	08/16	SSB	5,618
USD	745,151	NOK	6,048,711	08/16	GSC	22,413
USD	465,834	SEK	3,740,451	08/16	DUB	23,090

Total Forward Foreign Currency Contracts						$947,126

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks
	Australia	$7,361,759	$—	$7,361,759	$—
	Belgium	3,942,095	—	3,942,095	—
	Canada	2,219,077	2,219,077	—	—
	China	2,940,412	—	2,940,412	—
	Denmark	1,236,010	—	1,236,010	—
	Finland	2,153,229	—	2,153,229	—
	France	22,690,348	—	22,690,348	—
	Germany	17,146,178	—	17,146,178	—
	Hong Kong	2,623,843	—	2,623,843	—
	Ireland	825,787	825,787	—	—
	Israel	2,850,201	2,850,201	—	—
	Italy	6,452,231	—	6,452,231	—
	Japan	41,687,201	—	41,687,201	—
	Luxembourg	1,338,710	—	1,338,710	—
	Netherlands	14,408,841	949,124	13,459,717	—
	Norway	2,035,027	—	2,035,027	—
	South Korea	2,604,029	—	2,604,029	—
	Spain	2,284,961	—	2,284,961	—
	Sweden	5,667,246	—	5,667,246	—
	Switzerland	8,570,636	—	8,570,636	—
	United Kingdom	33,550,044	—	33,550,044	—
	United States	1,971,819	—	1,971,819	—

	Total Common Stocks	186,559,684	6,844,189	179,715,495	—

	Short-Term Investment	7,640,603	7,640,603	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,766,942	—	1,766,942	—

	Total Assets	195,967,229	14,484,792	181,482,437	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(819,816)	—	(819,816)	—

	Total Liabilities	(819,816)	—	(819,816)	—

	Total	$195,147,413	$14,484,792	$180,662,621	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 1.8%

Hilton Worldwide Holdings Inc	56,355	$1,269,678

Financials - 94.2%

Acadia Realty Trust REIT	3,246	115,298
American Homes 4 Rent ‘A’ REIT	5,700	116,736
Apartment Investment & Management Co ‘A’ REIT	24,751	1,093,004
AvalonBay Communities Inc REIT	17,183	3,099,641
Boston Properties Inc REIT	29,454	3,884,983
Brixmor Property Group Inc REIT	14,196	375,626
Camden Property Trust REIT	24,608	2,175,839
CBL & Associates Properties Inc REIT	2,710	25,230
Chesapeake Lodging Trust REIT	26,109	607,034
Corporate Office Properties Trust REIT	10,447	308,918
Cousins Properties Inc REIT	32,038	333,195
CubeSmart REIT	10,598	327,266
DCT Industrial Trust Inc REIT	2,178	104,631
DDR Corp REIT	27,143	492,374
Douglas Emmett Inc REIT	28,646	1,017,506
Duke Realty Corp REIT	27,414	730,857
Equity LifeStyle Properties Inc REIT	4,506	360,705
Equity One Inc REIT	7,500	241,350
Equity Residential REIT	73,029	5,030,238
Essex Property Trust Inc REIT	6,712	1,530,940
Federal Realty Investment Trust REIT	118	19,535
Gaming and Leisure Properties Inc REIT	11,590	399,623
General Growth Properties Inc REIT	99,983	2,981,493
HCP Inc REIT	6,014	212,775
Healthcare Realty Trust Inc REIT	12,382	433,246
Host Hotels & Resorts Inc REIT	213,991	3,468,794
Hudson Pacific Properties Inc REIT	45,843	1,337,699
Kimco Realty Corp REIT	52,110	1,635,212
LaSalle Hotel Properties REIT	63,035	1,486,365
Lexington Realty Trust REIT	1,443	14,589
Liberty Property Trust REIT	10,833	430,287
Mack-Cali Realty Corp REIT	5,109	137,943
Mid-America Apartment Communities Inc REIT	2,176	231,526
National Retail Properties Inc REIT	20,745	1,072,931
Omega Healthcare Investors Inc REIT	16,431	557,832
Paramount Group Inc REIT	17,115	272,813
Post Properties Inc REIT	2,839	173,321
Prologis Inc REIT	25,269	1,239,192
Public Storage REIT	11,375	2,907,336
QTS Realty Trust Inc ‘A’ REIT	6,967	390,013
Realty Income Corp REIT	4,221	292,769
Regency Centers Corp REIT	31,620	2,647,543
Rexford Industrial Realty Inc REIT	12,000	253,080
Senior Housing Properties Trust REIT	22,317	464,863

	Shares	Value
Simon Property Group Inc REIT	47,024	$10,199,506
Sovran Self Storage Inc REIT	4,505	472,665
Spirit Realty Capital Inc REIT	12,160	155,283
STORE Capital Corp REIT	19,267	567,413
Sunstone Hotel Investors Inc REIT	21,335	257,513
Tanger Factory Outlet Centers Inc REIT	45,276	1,819,190
Taubman Centers Inc REIT	7,678	569,708
The RMR Group Inc ‘A’ l	—	14
Ventas Inc REIT	30,313	2,207,393
Vornado Realty Trust REIT	51,238	5,129,949
Welltower Inc REIT	20,998	1,599,418
WP Glimcher Inc REIT	3,388	37,912
Xenia Hotels & Resorts Inc REIT	16,266	272,943

		68,321,058

Total Common Stocks (Cost $44,849,716)		69,590,736

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio	2,366,970	2,366,970

Total Short-Term Investment (Cost $2,366,970)		2,366,970

TOTAL INVESTMENTS - 99.2% (Cost $47,216,686)		71,957,706

OTHER ASSETS & LIABILITIES, NET - 0.8%		547,441

NET ASSETS - 100.0%		$72,505,147

Notes to Schedule of Investments

(a)	As of June 30, 2016, the Fund’s composition by property sector as a percentage of net assets was as follows:

Retail	31.1%
Residential	19.0%
Office	16.7%
Hotels, Resorts & Cruise Lines	10.2%
Health Care	7.5%
Specialized	6.2%
Industrial	3.2%
Others (each less than 3.0%)	2.1%

96.0%
Short-Term Investment	3.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$69,590,736	$69,590,736	$—	$—
	Short-Term Investment	2,366,970	2,366,970	—	—

	Total	$71,957,706	$71,957,706	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 21.1%

France - 0.4%

Groupama SA 6.375% § ± ~	EUR 200,000	$196,432

Ireland - 0.8%

LCH Clearnet SA 6.576% § ±	350,000	391,612

Switzerland - 5.2%

Credit Suisse Group Funding Guernsey Ltd 3.800% due 06/09/23 ~	$410,000	409,805
Credit Suisse Group Guernsey I Ltd 7.875% due 02/24/41 § ~	350,000	351,750
UBS AG 4.750% due 05/22/23 § ~	400,000	410,000
4.750% due 02/12/26 § ~	EUR 450,000	524,088
5.125% due 05/15/24 ~	$560,000	571,852
7.250% due 02/22/22 § ~	224,000	230,161

		2,497,656

United Kingdom - 3.5%

AA Bond Co Ltd 3.781% due 07/31/43 ~	GBP 450,000	610,796
HSBC Holdings PLC 6.875% § ±	$330,000	329,175
The Royal Bank of Scotland PLC 9.500% due 03/16/22 § ~	700,000	729,653

		1,669,624

United States - 11.2%

Aetna Inc 1.700% due 06/07/18	300,000	302,550
Citigroup Inc 1.518% due 07/30/18 §	1,100,000	1,103,491
2.050% due 06/07/19	380,000	383,099
Express Scripts Holding Co 3.000% due 07/15/23 #	250,000	250,744
4.800% due 07/15/46 #	250,000	250,826
Lam Research Corp 2.800% due 06/15/21	120,000	123,002
3.900% due 06/15/26	260,000	274,055
Mylan NV 2.500% due 06/07/19 ~	560,000	567,834
3.150% due 06/15/21 ~	560,000	569,320
3.950% due 06/15/26 ~	200,000	202,730
5.250% due 06/15/46 ~	250,000	263,527
Oracle Corp 2.650% due 07/15/26 #	500,000	501,215
4.000% due 07/15/46 #	300,000	303,057
Pfizer Inc 2.750% due 06/03/26	290,000	299,604

		5,395,054

Total Corporate Bonds & Notes (Cost $10,230,828)		10,150,378

U.S. TREASURY OBLIGATIONS - 3.3%

United States - 3.3%

1.375% due 05/31/21	1,000,000	1,018,281
1.625% due 05/15/26	550,000	557,069

		1,575,350

Total U.S. Treasury Obligations (Cost $1,555,015)		1,575,350

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 55.6%

Belgium - 0.6%

Belgium Government 2.150% due 06/22/66 ~	EUR 210,000	$292,594

Bulgaria - 3.3%

Bulgaria Government 2.950% due 09/03/24 ~	1,370,000	1,604,364

Cyprus - 7.0%

Cyprus Government 3.875% due 05/06/22 ~	1,500,000	1,708,911
4.750% due 06/25/19 ~	1,400,000	1,664,867

		3,373,778

Germany - 4.7%

Bundesrepublik Deutschland 1.750% due 02/15/24	122,000	157,766
2.500% due 07/04/44	500,000	875,372
2.500% due 08/15/46	700,000	1,249,629

		2,282,767

Greece - 0.2%

Hellenic Republic Government 3.000% due 02/24/41 §	117,812	79,106

Iceland - 5.0%

Iceland Government 2.500% due 07/15/20 ~	1,250,000	1,492,909
5.875% due 05/11/22 ~	$800,000	934,969

		2,427,878

Indonesia - 3.7%

Indonesia Government 2.625% due 06/14/23 ~	EUR 799,000	897,261
2.875% due 07/08/21 ~	367,000	424,088
3.750% due 06/14/28 ~	405,000	456,612

		1,777,961

Israel - 0.9%

Israel Government 2.875% due 01/29/24 ~	350,000	448,339

Italy - 1.9%

Italy Buoni Poliennali Del Tesoro 1.250% due 09/15/32 ^ ~	284,456	332,916
3.100% due 09/15/26 ^ ~	407,954	560,960

		893,876

Latvia - 3.5%

Latvia Government 5.250% due 06/16/21 ~	$1,480,000	1,694,415

Lithuania - 2.7%

Lithuania Government 2.125% due 10/22/35 ~	EUR 1,019,000	1,304,678

Macedonia - 0.9%

Macedonia Government 3.975% due 07/24/21 ~	400,000	433,359

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Mexico - 1.1%

Mexico Government 4.000% due 03/15/15	EUR 529,000	$547,287

Portugal - 3.0%

Portugal Obrigacoes do Tesouro OT 2.875% due 10/15/25 ~	177,645	196,980
2.875% due 07/21/26 ~	999,535	1,090,667
4.950% due 10/25/23 ~	104,348	133,580

		1,421,227

Romania - 2.7%

Romanian Government 2.750% due 10/29/25 ~	360,000	412,376
2.875% due 05/26/28 ~	270,000	303,379
3.875% due 10/29/35 ~	480,000	560,949

		1,276,704

Slovakia - 1.3%

Slovakia Government 3.625% due 01/16/29 ~	419,943	624,832

Slovenia - 7.0%

Slovenia Government 4.125% due 02/18/19 ~	$650,000	685,045
4.750% due 05/10/18 ~	530,000	558,435
5.500% due 10/26/22 ~	1,250,000	1,421,933
5.850% due 05/10/23 ~	610,000	709,278

		3,374,691

Spain - 6.1%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 1,030,000	1,197,354
Spain Government 1.950% due 04/30/26 ~	620,000	733,438
4.650% due 07/30/25 ~	680,000	985,787

		2,916,579

Total Foreign Government Bonds & Notes (Cost $26,410,263)		26,774,435

PURCHASED OPTIONS - 0.1%
(See Note (d) in Notes to Schedule of Investments) (Cost $179,789)		46,531

	Shares	Value
SHORT-TERM INVESTMENT - 18.8%

Money Market Fund - 18.8%

BlackRock Liquidity Funds T-Fund Portfolio	9,041,922	$9,041,922

Total Short-Term Investment (Cost $9,041,922)		9,041,922

TOTAL INVESTMENTS - 98.9% (Cost $47,417,817)		47,588,616

OTHER ASSETS & LIABILITIES, NET - 1.1%		509,962

NET ASSETS - 100.0%		$48,098,578

Notes to Schedule of Investments

(a)	As of June 30, 2016, the amount of $4,130,877 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(b)	Open futures contracts outstanding as June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bobl (09/16)	6	$6,297
Euro-BTP (09/16)	4	4,124
U.S. Treasury 2-Year Notes (09/16)	7	4,909
U.S. Treasury Ultra Long Bonds (09/16)	4	16,650

		31,980

Short Futures Outstanding
Australia 3-Year Bonds (09/16)	(144)	(4,222)
Euro-Buxl (09/16)	(5)	(41,656)
Eurodollar (12/16)	(484)	(271,799)
U.S. Treasury 10-Year Notes (09/16)	(7)	(514)
United Kingdom Gilt (09/16)	(2)	(6,792)

		(324,983)

Total Futures Contracts		($293,003)

(c)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	40,000	USD	31,193	09/16	CIT	($228)
CNH	24,767,460	USD	3,734,213	01/17	GSC	(53,427)
EUR	550,000	SEK	5,083,830	07/16	CIT	9,394
EUR	8,700,000	USD	9,950,599	09/16	CIT	(271,292)
GBP	4,055,578	USD	5,738,342	07/16	CIT	(338,029)
MXN	12,470,424	USD	658,824	09/16	GSC	18,467
PLN	5,780,580	EUR	1,300,000	09/16	GSC	15,197
SAR	4,542,750	USD	1,200,000	01/17	CIT	4,754
SEK	16,733,340	EUR	1,800,000	07/16	CIT	(19,457)
USD	3,600,000	CNH	24,767,460	01/17	GSC	(80,786)
USD	2,417,596	CNH	16,158,000	06/17	GSC	35,458
USD	34,923,408	EUR	30,694,000	09/16	CIT	724,367
USD	10,615,184	GBP	7,405,578	07/16	CIT	754,101
USD	786,881	GBP	545,000	09/16	CIT	60,880
USD	3,600,000	SAR	13,860,000	01/17	CIT	(75,723)

Total Forward Foreign Currency Contracts						$783,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Purchased options outstanding as of June 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices - Buy Protection

Description	Exercise Rate	Expiration Date	Counter- Party	Notional Amount	Cost	Value
Call - iTraxx Europe (07/16)	0.650%	07/20/16	BNY	EUR 11,500,000	$25,761	$1,517

Credit Default Swaptions on Credit Indices - Sell Protection
Put - iTraxx Europe (07/16)	0.900%	07/20/16	BNY	11,700,000	13,332	20,857

					$39,093	$22,374

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Dow Jones Euro STOXX 50 (09/16)	3,500.00	09/16/16	EUX	951	$25,946	$6,332

Put - S&P 500 E-mini (07/16)	1,950.00	07/29/16	CME	62	114,750	17,825

					$140,696	$24,157

Total Purchased Options					$179,789	$46,531

(e)	Transactions in written options for the three-month period ended June 30, 2016 were as follows:

	Notional Amount in EUR	Premium
Outstanding, March 31, 2016	—	$—
Put Options Written	11,700,000	5,346

Outstanding, June 30, 2016	11,700,000	$5,346

(f)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Europe (07/16)	1.000%	07/20/16	BNY	EUR 11,700,000	$5,346	($8,484)

Total Written Options					$5,346	($8,484)

(g)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Carlsberg Breweries AS	1.000%	12/20/20	BNP	0.654%	EUR 122,000	($2,138)	($319)	($1,819)
Korea International	1.000%	12/20/20	BNP	0.498%	$7,293,000	(163,144)	(126,202)	(36,942)
Pitney Bowes Inc	1.000%	12/20/20	BNP	1.450%	29,000	554	312	242
Anadarko Petroleum Corp	1.000%	12/20/20	CIT	2.287%	17,000	906	540	366
Anglo American Capital PLC	1.000%	12/20/20	CIT	4.787%	EUR 70,000	11,753	8,386	3,367
MetLife Inc	1.000%	12/20/20	CIT	1.173%	$50,000	359	469	(110)
Volvo Treasury AB	1.000%	12/20/20	CIT	1.046%	EUR 108,000	209	3,497	(3,288)
Zurich Insurance Co Ltd	1.000%	12/20/20	CIT	0.496%	500,000	(12,740)	(14,108)	1,368
Anadarko Petroleum Corp	1.000%	12/20/20	CSF	2.287%	$37,000	1,972	1,101	871
Carlsberg Breweries AS	1.000%	12/20/20	CSF	0.654%	EUR 356,000	(6,233)	(2,791)	(3,442)
Telekom Finanzmanagement GmbH	1.000%	12/20/20	CSF	0.616%	91,000	(1,772)	(1,172)	(600)
Vodafone Group PLC	1.000%	12/20/20	CSF	0.931%	131,000	(492)	612	(1,104)
Volvo Treasury AB	1.000%	12/20/20	CSF	1.046%	52,000	100	1,202	(1,102)
Anadarko Petroleum Corp	1.000%	12/20/20	GSC	2.287%	$46,000	2,452	1,368	1,084
Carlsberg Breweries AS	1.000%	12/20/20	GSC	0.654%	EUR 20,000	(350)	(115)	(235)
MetLife Inc	1.000%	12/20/20	GSC	1.173%	$297,000	2,132	4,529	(2,397)
Newell Rubbermaid Inc	1.000%	12/20/20	GSC	0.854%	526,000	(3,487)	(10,809)	7,322
Packaging Corp of America	1.000%	12/20/20	GSC	0.749%	198,000	(2,223)	(195)	(2,028)
Stanley Black & Decker Inc	1.000%	12/20/20	GSC	0.747%	509,000	(5,753)	(5,318)	(435)
Telekom Finanzmanagement GmbH	1.000%	12/20/20	GSC	0.616%	EUR 175,000	(3,408)	(2,158)	(1,250)
Vodafone Group PLC	1.000%	12/20/20	GSC	0.931%	165,000	(620)	778	(1,398)
Anglo American Capital PLC	5.000%	12/20/20	CIT	4.787%	127,000	(1,419)	17,845	(19,264)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Stora Enso OYJ	5.000%	12/20/20	CIT	1.571%	EUR 215,000	($36,162)	($31,265)	($4,897)
Anglo American Capital PLC	5.000%	12/20/20	CSF	4.787%	233,000	(2,603)	21,665	(24,268)
Anglo American Capital PLC	5.000%	12/20/20	GSC	4.787%	46,000	(514)	6,166	(6,680)
Atlantia SPA	1.000%	06/20/21	BNP	0.792%	699,000	(8,181)	(7,101)	(1,080)
Cardinal Health Inc	1.000%	06/20/21	BNP	0.270%	$450,000	(16,204)	(17,429)	1,225
Danone SA	1.000%	06/20/21	BNP	0.475%	EUR 351,000	(10,325)	(10,387)	62
Diageo Capital PLC	1.000%	06/20/21	BNP	0.476%	589,000	(17,298)	(17,431)	133
Engie SA	1.000%	06/20/21	BNP	0.555%	224,000	(5,593)	(3,064)	(2,529)
Eni SPA SA	1.000%	06/20/21	BNP	0.883%	164,000	(1,106)	2,970	(4,076)
Fortum OYJ	1.000%	06/20/21	BNP	0.790%	417,000	(4,964)	(3,283)	(1,681)
Repsol International Finance BV	1.000%	06/20/21	BNP	1.816%	89,000	3,845	8,295	(4,450)
Solvay SA	1.000%	06/20/21	BNP	0.928%	290,000	(1,237)	1,988	(3,225)
Standard Chartered Bank	1.000%	06/20/21	BNP	1.496%	246,000	6,426	7,581	(1,155)
TDC AS	1.000%	06/20/21	BNP	1.186%	290,000	2,833	4,097	(1,264)
Volvo Treasury AB	1.000%	06/20/21	BNP	1.138%	100,000	714	348	366
Eni SPA SA	1.000%	06/20/21	CIT	0.883%	200,000	(1,349)	(329)	(1,020)
Fortum OYJ	1.000%	06/20/21	CIT	0.790%	168,000	(2,000)	(2,138)	138
Gas Natural Capital Markets SA	1.000%	06/20/21	CIT	1.011%	700,000	191	3,601	(3,410)
Diageo Capital PLC	1.000%	06/20/21	CSF	0.476%	300,000	(8,811)	(9,260)	449
TDC AS	1.000%	06/20/21	CSF	1.186%	134,000	1,309	1,100	209
Telekom Finanzmanagement GmbH	1.000%	06/20/21	CSF	0.686%	200,000	(3,531)	(3,557)	26
Arrow Electronics Inc	1.000%	06/20/21	GSC	0.704%	$464,928	(6,816)	(6,243)	(573)
Avnet Inc	1.000%	06/20/21	GSC	0.707%	477,000	(6,916)	(6,550)	(366)
Boston Scientific Corp	1.000%	06/20/21	GSC	0.464%	760,000	(20,074)	(15,663)	(4,411)
Fortum OYJ	1.000%	06/20/21	GSC	0.790%	EUR 7,000	(83)	(99)	16
Ingersoll-Rand Co	1.000%	06/20/21	GSC	0.385%	$480,000	(14,544)	(14,110)	(434)
LVMH Moet Hennessy Louis Vuitton SE	1.000%	06/20/21	GSC	0.429%	EUR 119,000	(3,813)	(3,849)	36
Quest Diagnostics Inc	1.000%	06/20/21	GSC	0.573%	$149,000	(3,138)	(2,535)	(603)
Statoil ASA	1.000%	06/20/21	GSC	0.523%	EUR 647,000	(17,322)	(8,916)	(8,406)
Jaguar Land Rover Automotive PLC	5.000%	06/20/21	BNP	3.481%	281,000	(21,897)	(25,338)	3,441
Jaguar Land Rover Automotive PLC	5.000%	06/20/21	CSF	3.481%	38,000	(2,961)	(3,263)	302
HeidelbergCement Finance Luxembourg SA	5.000%	06/20/21	GSC	1.543%	200,000	(37,529)	(41,321)	3,792

						($422,995)	($297,868)	($125,127)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	BNP	0.575%	EUR 122,000	$2,627	$768	$1,859
Italy Government	1.000%	12/20/20	CIT	1.453%	$339,000	(6,430)	(6,438)	8
Volkswagen International Finance NV	1.000%	12/20/20	CIT	1.208%	EUR 229,000	(2,257)	(16,327)	14,070
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	CSF	0.575%	356,000	7,659	3,840	3,819
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	GSC	0.575%	20,000	431	168	263
Italy Government	1.000%	12/20/20	GSC	1.453%	$377,000	(7,151)	(7,814)	663
Volkswagen International Finance NV	1.000%	12/20/20	GSC	1.208%	EUR 71,000	(700)	(4,397)	3,697
Volkswagen International Finance NV	1.000%	06/20/21	BNP	1.313%	325,000	(5,382)	(14,512)	9,130
Italy Government	1.000%	06/20/21	CIT	1.521%	$345,000	(8,308)	(4,694)	(3,614)
Italy Government	1.000%	06/20/21	CSF	1.521%	1,000,000	(24,080)	(13,643)	(10,437)
Italy Government	1.000%	06/20/21	GSC	1.521%	844,000	(20,323)	(9,880)	(10,443)

						($63,914)	($72,929)	$9,015

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia Ex Japan IG	1.000%	06/20/21	CIT	$2,200,000	$41,663	$46,615	($4,952)

			Exchange
CDX IG 26 5Y	1.000%	06/20/21	CME	8,136,144	(54,793)	(40,001)	(14,792)
iTraxx Europe	1.000%	06/20/21	ICE	EUR 10,605,000	(552,934)	(569,539)	16,605

					(607,727)	(609,540)	1,813

					($566,064)	($562,925)	($3,139)

					($1,052,973)	($933,722)	($119,251)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	LCH	0.518%	08/08/26	EUR 3,400,000	$53,025	$—	$53,025
6-Month EUR-LIBOR	LCH	0.631%	08/08/26	600,000	16,967	—	16,967

					$69,992	$—	$69,992

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	0.932%	09/01/18	$2,650,000	($9,112)	$—	($9,112)
3-Month USD-LIBOR	LCH	1.248%	09/01/21	900,000	(10,324)	—	(10,324)
3-Month USD-LIBOR	LCH	1.378%	09/01/21	2,340,000	(41,754)	—	(41,754)
3-Month EUR-LIBOR	LCH	0.010%	09/13/21	EUR 4,320,000	(21,914)	—	(21,914)
3-Month USD-LIBOR	LCH	1.510%	09/20/26	$2,110,000	(20,206)	—	(20,206)
6-Month GBP-LIBOR	LCH	1.100%	06/29/66	GBP 690,000	(8,534)	—	(8,534)
6-Month GBP-LIBOR	LCH	1.141%	06/30/66	690,000	—	—	—

					($111,844)	$—	($111,844)

					($41,852)	$—	($41,852)

Total Return Swaps

Receive	Pay Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month EUR-LIBOR	iBoxx-EUR Liquid HY Index	BNP	09/20/16	EUR 320,000	($14,734)	$—	($14,734)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	09/20/16	1,400,000	(60,634)	—	(60,634)
3-Month USD-LIBOR	iBoxx-USD Liquid IG Index	GSC	09/20/16	$1,064,400	(101,060)	—	(101,060)
3-Month USD-LIBOR	iBoxx-USD Liquid IG Index	GSC	09/20/16	1,370,000	(33,118)	—	(33,118)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	BNP	12/20/16	EUR 260,000	(1,600)	—	(1,600)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	12/20/16	1,100,000	(38,539)	—	(38,539)

					($249,685)	$—	($249,685)

Total Swap Agreements					($1,344,510)	($933,722)	($410,788)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$10,150,378	$—	$10,150,378	$—
	U.S. Treasury Obligations	1,575,350	—	1,575,350	—
	Foreign Government Bonds & Notes	26,774,435	—	26,774,435	—
	Short-Term Investment	9,041,922	9,041,922	—	—
	Derivatives:
	Credit Contracts
	Purchased Options	22,374	—	22,374	—
	Swaps	88,135	—	88,135	—

	Total Credit Contracts	110,509	—	110,509	—

	Equity Contracts
	Purchased Options	24,157	24,157	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,622,618	—	1,622,618	—
	Interest Rate Contracts
	Futures	31,980	31,980	—	—
	Swaps	69,992	—	69,992	—

	Total Interest Rate Contracts	101,972	31,980	69,992	—

	Total Assets - Derivatives	1,859,256	56,137	1,803,119	—

	Total Assets	49,401,341	9,098,059	40,303,282	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(8,484)	—	(8,484)	—
	Swaps	(1,141,108)	—	(1,141,108)	—

	Total Credit Contracts	(1,149,592)	—	(1,149,592)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(838,942)	—	(838,942)	—
	Interest Rate Contracts
	Futures	(324,983)	(324,983)	—	—
	Swaps	(361,529)	—	(361,529)	—

	Total Interest Rate Contracts	(686,512)	(324,983)	(361,529)	—

	Total Liabilities - Derivatives	(2,675,046)	(324,983)	(2,350,063)	—

	Total Liabilities	(2,675,046)	(324,983)	(2,350,063)	—

	Total	$46,726,295	$8,773,076	$37,953,219	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.3%

U. S. Treasury Notes - 4.3%

0.625% due 11/15/16 ‡	$6,400,000	$6,406,604

Total U.S. Treasury Obligations (Cost $6,400,694)		6,406,604

FOREIGN GOVERNMENT BONDS & NOTES - 15.1%

Canada - 4.2%

Canadian Government 1.500% due 02/01/17	CAD 8,050,000	6,266,158

France - 3.3%

France Government Bond OAT 3.750% due 04/25/17 ~	EUR 4,350,000	4,996,538

Germany - 3.5%

Bundesrepublik Deutschland 4.000% due 07/04/16 ~	4,800,000	5,326,823

United Kingdom - 4.1%

United Kingdom Gilt 4.000% due 09/07/16 ~	GBP 4,650,000	6,232,283

Total Foreign Government Bonds & Notes (Cost $23,084,031)		22,821,802

PURCHASED OPTIONS - 0.2%
(See Note (c) in Notes to Schedule of Investments) (Cost $1,564,666)		356,001

	Shares	Value
SHORT-TERM INVESTMENTS - 78.6%

Money Market Fund - 44.1%

BlackRock Liquidity Funds T-Fund Portfolio	66,472,726	$66,472,726

	Principal Amount
U.S. Treasury Bills - 34.5%

0.343% due 02/02/17	$8,000,000	7,983,784
0.417% due 07/28/16	6,000,000	5,998,088
0.224% due 08/18/16 ‡	8,000,000	7,997,600
0.207% due 09/15/16	8,000,000	7,996,520
0.243% due 10/20/16	6,000,000	5,995,548
0.251% due 11/10/16	8,000,000	7,992,728
0.290% due 12/08/16 ‡	8,000,000	7,989,824

		51,954,092

Total Short-Term Investments (Cost $118,407,735)		118,426,818

TOTAL INVESTMENTS - 98.2% (Cost $149,457,126)		148,011,225

OTHER ASSETS & LIABILITIES, NET - 1.8%		2,714,662

NET ASSETS - 100.0%		$150,725,887

Notes to Schedule of Investments

(a)	As of June 30, 2016, investments with a total aggregate value of $3,165,769 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(b)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	17,297,440	USD	12,593,536	08/16	ANZ	$289,858
AUD	7,253,251	USD	5,256,758	08/16	BRC	145,573
AUD	7,697	USD	5,739	08/16	GSC	(5)
AUD	10,048,631	USD	7,268,778	08/16	RBC	215,594
AUD	8,576,833	USD	6,232,270	08/16	SCB	155,885
CAD	9,155,465	USD	7,102,730	08/16	ANZ	(15,270)
CAD	19,417,223	USD	14,849,059	08/16	BRC	182,270
CAD	30,035,293	USD	23,082,351	08/16	GSC	168,676
CAD	39,379,064	USD	30,368,035	08/16	RBC	116,224
CHF	725,000	USD	757,417	07/16	CSF	(14,307)
CHF	880,000	USD	907,137	07/16	GSC	(5,154)
CHF	14,336,711	USD	14,676,649	08/16	GSC	37,835
CHF	7,138,888	USD	7,322,980	08/16	RBC	4,018
CHF	13,929,797	USD	14,478,488	08/16	SCB	(181,640)
COP	1,930,568,013	USD	644,597	07/16	JPM	14,225
COP	20,846,095,805	USD	6,754,507	07/16	MSC	359,391
EUR	6,935,000	USD	7,736,152	07/16	BRC	(36,067)
EUR	1,520,000	USD	1,722,418	07/16	CSF	(34,728)
EUR	3,005,000	USD	3,376,989	07/16	JPM	(40,470)
EUR	4,130,395	USD	4,605,845	08/16	ANZ	(16,127)
EUR	17,210,331	USD	19,234,674	08/16	BRC	(110,459)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	23,733,814	USD	26,528,088	08/16	GSC	($154,944)
EUR	4,287,661	USD	4,820,617	08/16	SCB	(56,145)
EUR	11,197,059	USD	12,550,000	08/16	SSB	(107,766)
GBP	31,943,815	USD	46,572,893	08/16	BRC	(4,034,235)
GBP	34,661,040	USD	48,377,707	08/16	GSC	(2,220,637)
GBP	1,920,628	USD	2,746,123	08/16	SCB	(188,439)
INR	109,310,000	USD	1,627,606	07/16	CSF	(12,024)
INR	921,740,000	USD	13,567,969	07/16	GSC	55,179
JPY	180,800,000	USD	1,694,669	07/16	CSF	56,910
JPY	1,502,700,000	USD	13,669,173	07/16	MSC	888,894
JPY	831,878,849	USD	7,561,951	08/16	ANZ	502,693
JPY	763,404,790	USD	7,190,478	08/16	BRC	210,345
JPY	1,042,142,831	USD	9,939,300	08/16	GSC	163,747
JPY	1,705,576,115	USD	15,610,330	08/16	RBC	924,366
JPY	1,997,963,153	USD	18,165,366	08/16	SCB	1,203,875
JPY	1,158,061,516	USD	11,300,000	08/16	SEB	(73,180)
JPY	678,623,510	USD	6,126,829	08/16	SSB	452,082
KRW	634,000,000	USD	552,746	07/16	BRC	(2,403)
KRW	661,000,000	USD	570,812	07/16	JPM	2,969
MXN	382,201,035	USD	20,578,136	07/16	BRC	299,922
MXN	40,170,000	USD	2,183,034	07/16	CSF	11,287
MXN	21,430,000	USD	1,132,850	07/16	JPM	37,782
NOK	15,441,558	USD	1,903,207	08/16	GSC	(58,169)
NOK	24,328,050	USD	3,000,000	08/16	SCB	(93,157)
NOK	77,822,976	USD	9,600,000	08/16	SEB	(301,302)
NZD	930,000	USD	670,883	07/16	CSF	(7,343)
NZD	1,965,000	USD	1,360,511	07/16	GSC	41,487
NZD	3,259,430	USD	2,254,179	08/16	ANZ	68,742
NZD	55,231,594	USD	37,206,138	08/16	BRC	2,156,162
NZD	4,318,636	USD	2,926,190	08/16	GSC	151,604
NZD	5,462,781	USD	3,778,272	08/16	RBC	114,927
NZD	23,227,586	USD	15,651,125	08/16	SSB	902,647
RUB	23,680,532	USD	363,198	07/16	CSF	5,753
RUB	225,101,468	USD	3,342,562	07/16	GSC	164,602
SEK	159,345,477	USD	19,343,385	08/16	GSC	(480,554)
SEK	50,494,974	USD	6,216,059	08/16	SCB	(238,618)
SEK	30,678,201	USD	3,790,193	08/16	SEB	(158,601)
SEK	103,289,229	USD	12,397,212	08/16	SSB	(170,148)
USD	6,239,382	AUD	8,399,000	08/16	ANZ	(16,320)
USD	21,318,829	AUD	29,485,683	08/16	GSC	(642,552)
USD	7,376,792	AUD	10,156,654	08/16	RBC	(188,037)
USD	12,550,000	AUD	17,574,816	08/16	SSB	(539,987)
USD	601,793	CAD	770,000	07/16	CIB	5,761
USD	898,861	CAD	1,145,000	07/16	CSF	12,554
USD	12,212,873	CAD	15,975,000	07/16	JPM	(152,848)
USD	5,256,758	CAD	6,875,723	08/16	BRC	(65,901)
USD	8,881,142	CAD	11,589,768	08/16	GSC	(90,769)
USD	26,109,453	CAD	33,997,217	08/16	RBC	(208,592)
USD	6,597,326	CAD	8,682,377	08/16	SCB	(123,907)
USD	12,069,398	CAD	15,825,600	08/16	SSB	(181,571)
USD	5,687,522	CHF	5,495,000	07/16	CSF	55,255
USD	34,435,150	CHF	33,920,000	07/16	DUB	(332,186)
USD	45,228,748	CHF	44,501,169	08/16	BRC	(445,029)
USD	2,653,696	CHF	2,580,316	08/16	GSC	5,389
USD	11,249,809	CHF	10,892,915	08/16	RBC	69,865
USD	543,980	CLP	372,300,000	07/16	CSF	(17,788)
USD	6,915,000	CLP	4,857,801,330	07/16	DUB	(415,002)
USD	7,744,605	EUR	6,875,000	07/16	BRC	111,139
USD	575,642	EUR	510,000	07/16	CIB	9,378
USD	14,915,784	EUR	13,268,028	08/16	ANZ	172,279
USD	29,162,902	EUR	26,144,799	08/16	GSC	110,658
USD	52,880,699	EUR	46,959,690	08/16	SCB	698,832
USD	9,600,000	EUR	8,427,336	08/16	SEB	235,498
USD	12,806,385	EUR	11,388,718	08/16	SSB	151,179
USD	407,014	GBP	285,000	07/16	CIB	27,560
USD	409,383	GBP	305,000	07/16	CSF	3,301
USD	6,081,410	GBP	4,150,000	07/16	DUB	556,031
USD	12,225,125	GBP	8,419,000	08/16	ANZ	1,013,786
USD	38,882,804	GBP	26,628,285	08/16	BRC	3,422,684

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	26,293,262	GBP	18,871,939	08/16	GSC	$1,162,044
USD	18,717,171	GBP	13,357,576	08/16	RBC	929,271
USD	6,232,270	GBP	4,297,797	08/16	SCB	509,017
USD	3,791,705	GBP	2,606,735	08/16	SEB	320,391
USD	15,569,625	GBP	10,727,716	08/16	SSB	1,283,834
USD	8,077,872	JPY	831,000,000	07/16	BRC	27,194
USD	7,741,569	JPY	804,500,000	07/16	CIB	(52,378)
USD	448,079	JPY	48,000,000	07/16	GSC	(16,942)
USD	21,802,312	JPY	2,310,847,267	08/16	ANZ	(600,181)
USD	381,360	JPY	39,089,665	08/16	GSC	2,406
USD	6,258,000	JPY	668,148,512	08/16	RBC	(219,361)
USD	5,350,794	JPY	555,399,040	08/16	SCB	(33,518)
USD	2,637,570	KRW	3,082,000,000	07/16	CSF	(37,759)
USD	20,436,350	KRW	24,326,000,000	07/16	DUB	(679,822)
USD	623,867	KRW	723,000,000	07/16	JPM	(3,732)
USD	581,008	MXN	10,690,000	07/16	BRC	(2,943)
USD	5,688,347	NOK	47,531,543	08/16	BRC	9,028
USD	8,064,128	NOK	67,153,681	08/16	GSC	40,253
USD	11,300,000	NOK	94,933,820	08/16	SEB	(43,192)
USD	27,590,369	NZD	40,990,000	07/16	BRC	(1,655,372)
USD	614,632	NZD	875,000	07/16	CIB	(9,667)
USD	2,926,546	NZD	4,135,000	07/16	CSF	(23,713)
USD	7,189,636	NZD	10,235,100	08/16	ANZ	(104,687)
USD	30,605,699	NZD	45,561,619	08/16	BRC	(1,865,031)
USD	20,121,985	SEK	166,659,998	08/16	GSC	393,284
USD	11,803,251	SEK	99,555,272	08/16	SEB	18,202
ZAR	109,929,000	USD	6,915,000	07/16	BRC	527,824

Total Forward Foreign Currency Contracts						$4,408,742

(c)	Purchased options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - AUD versus USD	$0.80	01/03/17	ANZ	AUD 9,606,200	$55,062	$52,867
Call - CAD versus USD	CAD 1.54	01/03/17	RBC	$29,935,600	227,553	40,776
Call - JPY versus USD	JPY 124.75	01/03/17	GSC	4,803,100	38,747	5,277
Call - CHF versus JPY	130.00	01/03/17	GSC	CHF 25,132,000	241,100	35,172

					562,462	134,092

Put - CHF versus NZD	CHF 0.57	01/03/17	GSC	NZD 48,254,400	780,960	127,656
Put - EUR versus USD	$0.98	01/03/17	BRC	EUR 4,356,300	52,535	16,074
Put - SEK versus USD	SEK 7.50	01/03/17	GSC	$10,611,500	77,733	20,160
Put - NOK versus USD	NOK 7.65	01/03/17	SEB	10,611,500	90,976	58,019

					1,002,204	221,909

Total Purchased Options					$1,564,666	$356,001

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$6,406,604	$—	$6,406,604	$—
	Foreign Government Bonds & Notes	22,821,802	—	22,821,802	—
	Short-Term Investments	118,426,818	66,472,726	51,954,092	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	21,989,421	—	21,989,421	—
	Purchased Options	356,001	—	356,001	—

	Total Foreign Currency Contracts	22,345,422	—	22,345,422	—

	Total Assets Derivatives	22,345,422	—	22,345,422	—

	Total Assets	170,000,646	66,472,726	103,527,920	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(17,580,679)	—	(17,580,679)	—

	Total Liabilities	(17,580,679)	—	(17,580,679)	—

	Total	$152,419,967	$66,472,726	$85,947,241	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 78.5%

Money Market Fund - 12.5%

BlackRock Liquidity Funds T-Fund Portfolio	18,195,683	$18,195,683

	Principal Amount
U.S. Treasury Bills - 66.0%

0.243% due 10/20/16 ‡	$47,917,000	47,881,446
0.243% due 10/27/16	47,917,000	47,879,193

		95,760,639

Total Short-Term Investments (Cost $113,915,148)		113,956,322

TOTAL INVESTMENTS - 78.5% (Cost $113,915,148)		113,956,322

OTHER ASSETS & LIABILITIES, NET - 21.5%		31,273,593

NET ASSETS - 100.0%		$145,229,915

Notes to Schedule of Investments

(a)	An equity position within a total return basket swap in note (e) with a value of $3,914 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of June 30, 2016, the amounts of $27,364,953 in cash and an investment with a value of $17,986,644 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(c)	Open futures contracts outstanding as June 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (07/16)	18	$53,881
CAC 40 Index (07/16)	69	45,868
DAX Index (09/16)	11	36,661
FTSE 100 Index (09/16)	70	470,485
FTSE MIB Index (09/16)	9	3,280
Hang Seng Index (07/16)	8	51,018
IBEX 35 Index (07/16)	7	4,774
OMX Index (07/16)	70	40,818
SGX MSCI Index (07/16)	17	16,048
S&P 500 E-Mini Index (09/16)	496	186,832
S&P/TSE 60 Index (09/16)	21	9,760
SPI 200 Index (09/16)	24	21,223
TOPIX Index (09/16)	61	(524,314)

Total Futures Contracts		$416,334

(d)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,930,000	USD	2,108,077	09/16	CIT	$70,584
CAD	3,688,000	USD	2,830,138	09/16	CIT	24,904
CHF	2,714,000	USD	2,760,054	09/16	CIT	32,461
DKK	4,074,000	USD	614,920	09/16	CIT	(5,148)
EUR	8,193,000	USD	9,189,025	09/16	CIT	(69,083)
GBP	4,140,000	USD	6,084,183	09/16	CIT	(568,382)
HKD	7,941,000	USD	1,023,750	09/16	CIT	844
ILS	910,000	USD	237,958	09/16	CIT	(1,700)
JPY	765,765,000	USD	6,970,410	09/16	CIT	466,404
NOK	1,565,000	USD	188,352	09/16	CIT	(1,376)
NZD	73,000	USD	49,031	09/16	CIT	2,874
SEK	7,153,000	USD	864,236	09/16	CIT	(15,726)
SGD	528,000	USD	383,183	09/16	CIT	8,427
USD	216,416	AUD	293,000	09/16	CIT	(1,450)
USD	252,464	CAD	321,000	09/16	CIT	3,964
USD	304,484	CHF	292,000	09/16	CIT	4,037
USD	69,354	DKK	454,000	09/16	CIT	1,402
USD	868,188	EUR	766,000	09/16	CIT	15,524
USD	578,360	GBP	403,000	09/16	CIT	41,435
USD	135,352	HKD	1,050,000	09/16	CIT	(125)
USD	26,509	ILS	102,000	09/16	CIT	27
USD	750,338	JPY	80,149,000	09/16	CIT	(28,039)
USD	13,750	NOK	113,000	09/16	CIT	250
USD	1,409	NZD	2,000	09/16	CIT	(13)
USD	98,990	SEK	811,000	09/16	CIT	2,787
USD	33,885	SGD	46,000	09/16	CIT	(233)

Total Forward Foreign Currency Contracts						($15,351)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(e)	Swap agreements outstanding as of June 30, 2016 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	12/22/20	$1,316,972

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	2,980	$132,759	$5,453
Marvell Technology Group Ltd	53,646	454,382	56,865
RenaissanceRe Holdings Ltd	2,407	267,225	15,453
Teekay Corp	12,001	94,479	(8,912)

			68,859

Ireland

XL Group PLC	1,725	63,816	(6,357)

Switzerland

TE Connectivity Ltd	4,556	282,027	(21,834)

United Kingdom

Noble Corp PLC	16,607	147,029	(10,187)

United States

3M Co	6,893	1,026,023	181,079
Aaron’s Inc	4,745	108,286	(4,418)
Abbott Laboratories	4,738	214,442	(28,191)
Abercrombie & Fitch Co ‘A’	14,321	366,162	(111,105)
Accenture PLC ‘A’	2,800	289,128	28,084
Aetna Inc	3,508	381,881	46,551
Aflac Inc	11,377	686,943	134,021
AGCO Corp	3,623	161,513	9,239
Agilent Technologies Inc	17,445	711,407	62,453
Akamai Technologies Inc	8,466	434,936	38,567
Alkermes PLC	630	21,849	5,379
Allied World Assurance Co Holdings AG	3,168	103,345	7,979
Allscripts Healthcare Solutions Inc	23,037	293,132	(562)
Alphabet Inc ‘A’	494	378,605	(31,061)
Altria Group Inc	19,533	1,141,313	205,682
Amazon.com Inc	631	380,515	71,042
Amdocs Ltd	17,854	979,470	51,062
Ameren Corp	16,199	726,322	141,621
American Eagle Outfitters Inc	8,462	128,876	5,923
American Electric Power Co Inc	11,507	660,732	145,794
American Financial Group Inc	990	67,275	5,916
American International Group Inc	7,869	441,876	(25,684)
American Water Works Co Inc	4,817	321,465	85,619
Ameriprise Financial Inc	5,849	614,730	(89,197)
AmerisourceBergen Corp	6,001	614,142	(138,143)
Amgen Inc	1,493	241,015	(13,855)
Analog Devices Inc	3,431	188,070	6,262
ANSYS Inc	2,006	183,268	(1,224)
Anthem Inc	5,384	753,433	(46,298)
AO Smith Corp	13,388	999,775	179,842
Applied Materials Inc	11,482	207,365	67,859
Archer-Daniels-Midland Co	14,240	488,547	122,206
Armstrong Flooring Inc l	—	5	4

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Armstrong World Industries Inc	2,875	$101,471	$11,085
Arrow Electronics Inc	11,866	649,308	85,198
Assurant Inc	2,993	242,104	16,222
Assured Guaranty Ltd	26,100	660,591	1,566
Automatic Data Processing Inc	2,863	242,811	20,213
Avery Dennison Corp	10,998	742,244	79,857
Avnet Inc	19,672	853,099	(56,186)
Avon Products Inc	43,924	177,014	(10,981)
Axis Capital Holdings Ltd	9,171	499,612	4,793
Baxter International Inc	13,902	522,155	106,493
Bed Bath & Beyond Inc	3,871	200,169	(32,865)
Belden Inc	1,723	78,281	25,736
Bemis Co Inc	14,531	648,113	100,088
Best Buy Co Inc	21,816	650,117	17,453
Big Lots Inc	10,993	415,934	134,925
Biogen Inc	1,794	515,013	(81,188)
Bio-Rad Laboratories Inc ‘A’	375	48,310	5,323
Brinker International Inc	5,261	237,692	1,841
Broadridge Financial Solutions Inc	8,907	479,820	100,916
Brocade Communications Systems Inc	93,185	821,892	33,547
Bruker Corp	31,335	824,537	(111,979)
Brunswick Corp	13,818	597,793	28,439
Bunge Ltd	6,506	408,094	(23,264)
BWX Technologies Inc	23,203	722,603	107,368
CA Inc	16,549	471,647	71,657
Cabot Corp	3,464	167,441	(9,275)
Cadence Design Systems Inc	17,883	374,681	59,875
California Resources Corp	8,820	69,024	38,580
Capital One Financial Corp	6,822	507,420	(74,155)
Cardinal Health Inc	5,032	442,615	(50,068)
Carlisle Cos Inc	13,000	1,213,436	160,404
Carnival Corp	5,490	276,839	(34,181)
Carpenter Technology Corp	4,175	137,574	(91)
Carter’s Inc	7,606	679,292	130,519
CDW Corp	4,599	196,331	(12,003)
Centene Corp	394	24,373	3,747
CenterPoint Energy Inc	7,703	169,832	15,040
CenturyLink Inc	12,239	335,600	19,453
Cerner Corp	4,600	246,165	23,395
CH Robinson Worldwide Inc	2,868	204,976	7,973
Charles River Laboratories International Inc	9,471	754,068	26,721
Chico’s FAS Inc	17,993	193,506	(801)
Choice Hotels International Inc	974	45,019	1,363
Church & Dwight Co Inc	5,888	501,893	103,923
Cinemark Holdings Inc	2,630	92,711	3,178
Cintas Corp	5,281	478,036	40,188
Cisco Systems Inc	27,745	741,346	54,658
CIT Group Inc	7,051	285,566	(60,568)
Citigroup Inc	4,129	169,668	5,360
Citrix Systems Inc	8,437	634,031	41,688
Clean Harbors Inc	1,163	57,697	2,907
CME Group Inc ‘A’	1,344	127,640	3,266
Cognizant Technology Solutions Corp ‘A’	6,149	357,458	(5,490)
Colgate-Palmolive Co	6,680	431,952	57,024
Comcast Corp ‘A’	2,632	151,090	20,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Commerce Bancshares Inc	1,503	$58,798	$13,195
Commercial Metals Co	19,139	269,820	53,629
Community Health Systems Inc	28,189	453,069	(113,391)
Computer Sciences Corp	6,963	217,548	128,164
comScore Inc	2,741	78,078	(12,623)
ConAgra Foods Inc	5,478	247,632	14,271
Consolidated Edison Inc	12,082	775,906	195,970
Convergys Corp	7,838	201,748	(5,798)
CoreLogic Inc	2,021	72,574	5,194
Corning Inc	11,496	207,963	27,475
CR Bard Inc	2,667	508,384	118,788
Cracker Barrel Old Country Store Inc	1,152	143,273	54,260
Crane Co	5,036	230,281	55,361
Cree Inc	2,630	64,601	(324)
Crown Holdings Inc	3,601	182,266	196
CSX Corp	19,832	510,497	6,722
Cummins Inc	4,108	353,124	108,780
Curtiss-Wright Corp	1,090	88,868	2,964
CVR Energy Inc	2,585	69,919	(29,852)
Dana Holding Corp	16,012	198,453	(29,366)
Danaher Corp	2,861	262,897	26,064
Darden Restaurants Inc	5,929	346,194	29,349
Dean Foods Co	27,351	478,690	16,089
Deckers Outdoor Corp	2,427	140,327	(726)
Deluxe Corp	2,950	166,573	29,218
Denbury Resources Inc	76,939	224,479	51,732
DENTSPLY SIRONA Inc	1,442	86,895	2,567
DeVry Education Group Inc	8,967	159,883	89
Diamond Offshore Drilling Inc	6,571	161,758	(1,886)
Dick’s Sporting Goods Inc	3,817	138,137	33,857
Dillard’s Inc ‘A’	5,208	357,150	(41,545)
Discover Financial Services	10,977	591,441	(3,183)
Dollar General Corp	1,320	94,433	29,647
Domino’s Pizza Inc	997	116,617	14,369
Domtar Corp	7,943	294,447	(16,363)
DR Horton Inc	15,468	393,267	93,665
Dr Pepper Snapple Group Inc	15,277	1,421,219	54,997
Dril-Quip Inc	3,638	196,394	16,174
DST Systems Inc	3,092	357,632	2,370
DSW Inc ‘A’	6,331	138,585	(4,494)
DTE Energy Co	5,962	476,662	114,292
Eaton Corp PLC	3,434	181,404	23,709
eBay Inc	45,863	1,286,457	(212,804)
Edison International	4,750	289,275	79,658
Edwards Lifesciences Corp	3,007	243,537	56,351
Electronic Arts Inc	2,392	170,119	11,099
Emerson Electric Co	10,380	467,100	74,321
Endo International PLC	5,550	100,780	(14,256)
Energen Corp	5,463	234,818	28,553
Energizer Holdings Inc	7,472	290,773	93,961
Ensco PLC ‘A’	11,733	107,307	6,620
Entergy Corp	3,378	229,953	44,847
EP Energy Corp ‘A’	36,036	94,444	92,223
Equifax Inc	2,650	299,980	40,280
Esterline Technologies Corp	8,603	554,590	(20,860)
Exelon Corp	20,083	580,337	149,881
Expedia Inc	2,156	277,413	(48,230)
Expeditors International of Washington Inc	2,644	122,444	7,218
Express Scripts Holding Co	3,082	229,956	3,660
F5 Networks Inc	3,007	288,996	53,321
Facebook Inc ‘A’	2,562	281,818	10,968
FactSet Research Systems Inc	1,846	299,125	(1,144)
Fairchild Semiconductor International Inc	19,936	399,717	(3,987)
FedEx Corp	3,144	477,385	(189)
Fifth Third Bancorp	12,118	245,814	(32,658)
First American Financial Corp	3,508	123,411	17,680
First Solar Inc	8,469	457,215	(46,638)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
FirstEnergy Corp	15,479	$517,577	$22,795
Fiserv Inc	1,991	184,984	31,498
Flextronics International Ltd	33,977	374,257	26,672
Flowers Foods Inc	8,146	172,725	(19,988)
Foot Locker Inc	4,461	285,549	(40,818)
Fortinet Inc	6,896	198,617	19,227
Franklin Resources Inc	7,094	251,482	(14,756)
FTI Consulting Inc	7,013	259,814	25,475
GameStop Corp ‘A’	4,258	129,137	(15,959)
Gannett Co Inc	7,003	106,048	(9,336)
GCP Applied Technologies Inc	1,294	30,489	3,207
General Dynamics Corp	3,703	511,606	3,999
General Mills Inc	8,923	492,311	144,077
General Motors Co	31,900	1,088,109	(185,339)
Genpact Ltd	13,463	345,323	16,024
Gilead Sciences Inc	5,590	524,552	(58,234)
GNC Holdings Inc ‘A’	8,090	230,195	(33,689)
GoPro Inc ‘A’	20,299	226,431	(6,999)
Graham Holdings Co ‘B’	560	277,754	(3,612)
Graphic Packaging Holding Co	36,443	469,998	(13,003)
Groupon Inc ‘A’	146,030	408,686	65,911
Hasbro Inc	2,389	186,816	13,836
HCA Holdings Inc	5,473	354,322	67,154
HD Supply Holdings Inc	19,887	479,464	213,001
Herman Miller Inc	22,675	657,695	20,061
Hewlett Packard Enterprise Co	2,747	37,728	12,460
Hill-Rom Holdings Inc	857	41,035	2,201
HollyFrontier Corp	11,987	448,480	(163,549)
Hologic Inc	10,249	359,473	(4,857)
Hormel Foods Corp	6,924	275,194	(21,776)
HP Inc	80,546	920,557	90,295
HSN Inc	5,131	241,340	9,720
Hubbell Inc	3,109	290,256	37,650
Huntington Ingalls Industries Inc	8,874	1,126,909	364,189
Huntsman Corp	25,855	230,831	116,919
IAC/InterActiveCorp	11,842	728,520	(61,815)
Illinois Tool Works Inc	3,463	320,501	40,205
Ingersoll-Rand PLC	2,629	140,441	26,974
Ingredion Inc	5,712	559,324	179,866
Integrated Device Technology Inc	17,610	472,422	(117,933)
Intel Corp	6,914	235,328	(8,549)
International Business Machines Corp	4,704	643,272	70,701
International Paper Co	4,664	175,926	21,734
Intersil Corp ‘A’	3,536	44,819	3,059
Intrexon Corp	8,231	218,512	(15,947)
Intuit Inc	3,013	294,882	41,399
Intuitive Surgical Inc	140	87,754	4,843
Invesco Ltd	13,396	417,821	(75,687)
Ionis Pharmaceuticals Inc	10,677	232,076	16,592
ITT Inc	5,349	184,921	(13,860)
j2 Global Inc	4,305	258,161	13,786
Jabil Circuit Inc	13,497	299,975	(50,685)
Jack Henry & Associates Inc	1,900	151,115	14,698
Jack in the Box Inc	3,255	248,697	30,973
Jacobs Engineering Group Inc	1,677	69,763	13,768
Jazz Pharmaceuticals PLC	1,003	126,071	15,663
JetBlue Airways Corp	14,083	298,974	(65,760)
John Wiley & Sons Inc ‘A’	7,000	303,931	61,329
Johnson & Johnson	7,292	755,743	128,777
Joy Global Inc	10,407	136,708	83,296
JPMorgan Chase & Co	2,690	178,293	(11,137)
Juniper Networks Inc	14,919	418,387	(82,859)
KB Home	22,789	311,313	35,308
KBR Inc	1,794	26,016	(2,263)
Kennametal Inc	16,049	321,840	33,003
Kimberly-Clark Corp	6,973	877,482	81,166
Kinder Morgan Inc	3,694	56,571	12,580
Kohl’s Corp	6,057	259,088	(29,406)
L Brands Inc	735	70,986	(21,646)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
L-3 Communications Holdings Inc	5,212	$613,192	$151,356
Lam Research Corp	5,194	408,768	27,840
Lancaster Colony Corp	3,094	332,205	62,621
Landstar System Inc	2,074	122,020	20,381
Lear Corp	4,294	521,875	(84,917)
Legg Mason Inc	2,932	108,185	(21,720)
Lennox International Inc	2,816	350,449	51,113
Liberty Interactive Corp QVC Group ‘A’	14,273	375,519	(13,413)
LifePoint Health Inc	938	65,350	(4,033)
Lincoln Electric Holdings Inc	4,324	217,930	37,532
Lincoln National Corp	9,799	492,302	(112,395)
LinkedIn Corp ‘A’	1,111	125,119	85,138
LivaNova PLC	2,041	105,108	(2,588)
Lowe’s Cos Inc	5,754	430,975	24,570
LyondellBasell Industries NV ‘A’	3,913	343,131	(51,926)
Macy’s Inc	15,342	521,888	(6,244)
Mallinckrodt PLC	4,673	323,816	(39,791)
Manhattan Associates Inc	3,209	201,327	4,466
ManpowerGroup Inc	12,716	1,070,051	(251,904)
Marathon Oil Corp	12,279	111,445	72,863
Marathon Petroleum Corp	9,925	424,789	(48,036)
Masco Corp	24,240	687,689	62,297
Maxim Integrated Products Inc	11,359	426,220	(20,818)
McDonald’s Corp	3,581	420,768	10,170
McKesson Corp	3,024	569,816	(5,387)
Mead Johnson Nutrition Co	2,544	196,927	33,941
Medtronic PLC	4,228	329,361	37,502
Mentor Graphics Corp	32,296	596,522	90,091
Merck & Co Inc	8,727	459,564	43,199
MetLife Inc	8,455	401,359	(64,596)
Michael Kors Holdings Ltd	8,740	344,618	87,837
Micron Technology Inc	28,070	356,018	30,225
Microsoft Corp	8,501	473,506	(38,510)
Molina Healthcare Inc	4,655	280,530	(48,246)
Mondelez International Inc ‘A’	9,136	405,273	10,506
Morgan Stanley	6,481	209,855	(41,478)
Morningstar Inc	984	75,246	5,226
Motorola Solutions Inc	1,190	89,765	(11,261)
MSC Industrial Direct Co Inc ‘A’	9,315	689,795	(32,528)
MSCI Inc	9,714	682,613	66,531
MSG Networks Inc ‘A’	9,520	183,573	(37,536)
Murphy USA Inc	5,686	355,148	66,526
Mylan NV	3,812	156,953	7,878
Nasdaq Inc	10,451	591,257	84,609
NCR Corp	1,500	38,400	3,255
NetApp Inc	6,439	182,224	(23,889)
NeuStar Inc ‘A’	9,054	222,640	(9,781)
News Corp ‘A’	17,415	209,471	(11,811)
NIKE Inc ‘B’	5,728	372,950	(56,764)
NiSource Inc	9,840	199,786	61,171
Norfolk Southern Corp	2,071	173,142	3,162
Northrop Grumman Corp	2,112	397,711	71,745
NOW Inc	7,581	129,829	7,690
Nu Skin Enterprises Inc ‘A’	19,018	683,600	194,842
Nuance Communications Inc	27,083	505,061	(81,754)
Oceaneering International Inc	8,363	299,760	(50,041)
Office Depot Inc	16,530	54,489	225
Old Republic International Corp	7,405	133,432	9,410
Omnicom Group Inc	3,888	286,429	30,404
ON Semiconductor Corp	50,611	449,211	(2,822)
OneMain Holdings Inc	3,582	79,026	2,715
Oracle Corp	8,970	331,262	35,880
Orbital ATK Inc	298	26,028	(657)
O’Reilly Automotive Inc	490	124,632	8,208
Owens & Minor Inc	6,191	246,185	(14,765)
Owens Corning	23,709	1,111,478	110,010
Packaging Corp of America	2,237	129,298	20,425
Parker-Hannifin Corp	4,427	421,406	56,931
PBF Energy Inc ‘A’	3,950	136,973	(43,042)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
PepsiCo Inc	16,480	$1,651,296	$94,595
Pfizer Inc	2,078	68,712	4,454
PG&E Corp	7,461	401,775	75,132
Philip Morris International Inc	2,597	238,426	25,740
Phillips 66	334	26,589	(89)
Pilgrim’s Pride Corp	3,936	99,704	585
Pinnacle Foods Inc	3,729	154,679	17,936
Pinnacle West Capital Corp	7,299	464,143	127,514
Pitney Bowes Inc	10,561	209,319	(21,333)
Plantronics Inc	9,298	373,265	35,847
Polycom Inc	23,021	275,190	(16,204)
Popular Inc	1,241	32,874	3,487
Prudential Financial Inc	1,735	126,717	(2,942)
Public Service Enterprise Group Inc	47,223	1,799,669	401,396
PVH Corp	4,365	313,841	97,473
QEP Resources Inc	8,996	109,451	49,149
QUALCOMM Inc	8,615	397,170	64,335
Quanta Services Inc	19,385	342,163	106,018
Quest Diagnostics Inc	4,536	304,452	64,824
Quintiles Transnational Holdings Inc	14,181	980,881	(54,578)
Quorum Health Corp	515	5,733	(217)
Rackspace Hosting Inc	35,512	739,633	1,147
Ralph Lauren Corp ‘A’	2,502	282,101	(57,871)
Raytheon Co	3,767	480,179	31,944
Red Hat Inc	1,519	111,249	(969)
Regal Beloit Corp	5,026	285,406	(8,725)
Regions Financial Corp	31,591	307,380	(38,541)
Reinsurance Group of America Inc	5,114	442,514	53,492
Reliance Steel & Aluminum Co	6,051	374,859	90,463
Republic Services Inc	7,687	350,286	44,134
ResMed Inc	3,333	190,392	20,354
Robert Half International Inc	23,592	1,055,393	(155,123)
Rockwell Automation Inc	2,910	291,058	43,068
Ross Stores Inc	2,815	151,616	7,966
Rowan Cos PLC ‘A’	13,788	204,345	39,151
RR Donnelley & Sons Co	14,435	199,796	44,444
Sally Beauty Holdings Inc	4,763	146,727	(6,647)
SCANA Corp	7,654	510,409	68,693
Scripps Networks Interactive Inc ‘A’	1,306	84,784	(3,459)
Sealed Air Corp	4,841	235,730	(13,189)
SEI Investments Co	1,512	79,335	(6,592)
Service Corp International	2,911	75,162	3,551
Skechers U.S.A. Inc ‘A’	14,886	442,787	(375)
Skyworks Solutions Inc	994	75,249	(12,349)
Snap-on Inc	2,466	420,330	(31,146)
Sonoco Products Co	14,976	668,895	74,813
Southwest Airlines Co	1,789	70,266	(119)
Southwestern Energy Co	2,915	35,325	1,346
Spirit AeroSystems Holdings Inc ‘A’	24,180	1,171,279	(131,539)
SPX Corp	16,808	153,186	96,413
SPX FLOW Inc	3,974	90,946	12,656
Stanley Black & Decker Inc	4,274	459,626	15,728
Staples Inc	25,080	228,826	(12,636)
Starbucks Corp	2,789	163,856	(4,548)
Steel Dynamics Inc	10,901	185,426	81,648
SUPERVALU Inc	117,630	714,769	(159,556)
Symantec Corp	11,572	216,223	21,466
Synaptics Inc	3,684	276,374	(78,359)
Synchrony Financial	16,312	483,105	(70,737)
SYNNEX Corp	6,004	535,509	33,791
Synopsys Inc	7,370	333,271	65,298
Sysco Corp	7,618	317,428	69,109
Tableau Software Inc ‘A’	6,789	310,805	21,313
Talen Energy Corp	6,389	72,495	14,075
Target Corp	4,808	347,763	(12,068)
TCF Financial Corp	9,058	114,613	(30)
Tech Data Corp	10,529	700,115	56,394
TEGNA Inc	1,812	47,112	(5,128)
Teleflex Inc	205	32,568	3,780

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Telephone & Data Systems Inc	13,418	$342,756	$55,222
Teradata Corp	13,103	348,464	(19,972)
Teradyne Inc	27,628	569,689	(25,694)
Tesoro Corp	6,881	647,986	(132,462)
Texas Instruments Inc	4,139	225,298	34,010
Textron Inc	8,922	319,291	6,897
The Allstate Corp	12,863	802,265	97,502
The Boeing Co	446	59,439	(1,517)
The Boston Beer Co Inc ‘A’	1,397	227,748	11,181
The Cheesecake Factory Inc	5,399	250,461	9,447
The Clorox Co	3,766	494,522	26,655
The Coca-Cola Co	17,716	768,233	34,833
The Dow Chemical Co	2,896	145,524	(1,564)
The Dun & Bradstreet Corp	2,937	305,683	52,161
The Estee Lauder Cos Inc ‘A’	6,276	559,882	11,360
The Gap Inc	2,301	57,985	(9,158)
The Hanover Insurance Group Inc	341	29,359	(503)
The Hartford Financial Services Group Inc	8,016	347,173	8,577
The Home Depot Inc	2,376	312,088	(8,696)
The Interpublic Group of Cos Inc	24,174	543,673	14,746
The Manitowoc Co Inc	5,800	34,596	(2,986)
The Michaels Cos Inc	2,783	80,318	(1,170)
The New York Times Co ‘A’	9,393	115,716	(2,061)
The PNC Financial Services Group Inc	3,876	370,856	(55,388)
The Priceline Group Inc	306	391,053	(9,039)
The Procter & Gamble Co	11,605	931,765	50,830
The Progressive Corp	2,686	88,675	1,306
The Sherwin-Williams Co	602	170,849	5,941
The Timken Co	7,914	243,926	(1,283)
The TJX Cos Inc	3,219	227,422	21,181
The Travelers Cos Inc	6,153	696,950	35,503
The Wendy’s Co	3,514	36,897	(3,092)
The Western Union Co	13,899	251,989	14,594
Thor Industries Inc	7,255	394,803	74,885
Time Inc	5,461	76,091	13,797
Time Warner Inc	2,390	155,015	20,745
T-Mobile US Inc	2,335	93,681	7,354
TopBuild Corp	1,142	27,513	13,827
Torchmark Corp	1,825	104,007	8,815
Total System Services Inc	6,873	322,864	42,161
Transocean Ltd	28,493	282,790	55,991
Trimble Navigation Ltd	5,648	144,467	(6,882)
Trinity Industries Inc	14,849	312,750	(37,004)
TripAdvisor Inc	1,436	89,169	3,166
Triumph Group Inc	3,563	124,545	1,942
Tupperware Brands Corp	720	40,025	497
Tyson Foods Inc ‘A’	14,091	796,053	145,085
Union Pacific Corp	2,897	224,025	28,738
United Continental Holdings Inc	14,157	643,376	(62,373)
United Natural Foods Inc	9,133	332,015	95,410
United Therapeutics Corp	9,332	1,343,584	(355,139)
UnitedHealth Group Inc	1,626	193,852	35,739
Universal Health Services Inc ‘B’	2,586	300,286	46,496
Unum Group	9,939	328,683	(12,722)
Urban Outfitters Inc	18,749	473,512	42,085
US Bancorp	4,912	215,293	(17,192)
Valero Energy Corp	10,794	762,113	(211,619)
Validus Holdings Ltd	7,139	324,932	21,952
Vantiv Inc ‘A’	1,376	75,598	2,283
Varian Medical Systems Inc	1,615	126,697	6,105
VCA Inc	2,468	132,606	34,256
Vectren Corp	4,910	212,352	46,257
VeriFone Systems Inc	4,550	128,344	(43,987)
VeriSign Inc	933	81,964	(1,297)
Verizon Communications Inc	4,038	203,811	21,671
Viacom Inc ‘B’	7,898	313,927	13,603
Viavi Solutions Inc	25,090	165,312	1,035
Vishay Intertechnology Inc	21,145	248,994	12,992

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
VMware Inc ‘A’	4,042	$224,381	$6,902
Voya Financial Inc	1,906	69,969	(22,777)
VWR Corp	11,217	316,956	7,215
Waddell & Reed Financial Inc ‘A’	17,078	405,799	(111,715)
Wal-Mart Stores Inc	9,605	566,503	134,854
Waste Management Inc	6,651	354,365	86,396
Waters Corp	2,261	296,289	21,720
Watsco Inc	2,825	372,264	25,185
WellCare Health Plans Inc	7,052	632,569	123,970
Wells Fargo & Co	5,550	291,343	(28,662)
Werner Enterprises Inc	13,513	326,752	(16,359)
WESCO International Inc	1,314	53,884	13,774
Western Digital Corp	10,009	594,535	(121,509)
Western Refining Inc	9,867	296,335	(92,778)
Westlake Chemical Corp	6,005	314,170	(56,436)
Whirlpool Corp	1,045	153,646	20,492
Whiting Petroleum Corp	3,697	25,913	8,321
World Fuel Services Corp	11,504	440,266	106,059
Worthington Industries Inc	3,087	105,732	24,848
WR Berkley Corp	5,138	275,859	32,010
Xcel Energy Inc	9,055	329,602	75,881
Xerox Corp	56,270	573,391	(39,389)
Xilinx Inc	8,267	389,376	(8,019)
Xylem Inc	3,026	119,227	15,884
Yelp Inc ‘A’	5,483	116,181	50,283
Yum! Brands Inc	6,589	465,903	80,457
Zynga Inc ‘A’	109,181	283,871	(12,010)

			7,290,054

Total Long Positions			7,320,535

Short Positions:

Bermuda

Golar LNG Ltd	11,761	170,768	(11,528)

Canada

Waste Connections Inc	4,983	326,387	(32,639)

Singapore

Broadcom Ltd	2,696	385,466	(33,492)

United Kingdom

Delphi Automotive PLC	9,129	629,539	58,063
Liberty Global PLC ‘A’	11,402	356,998	25,656
Liberty Global PLC LiLAC ‘A’	1,423	53,345	7,451
Pentair PLC	7,878	365,690	(93,519)

			(2,349)

United States

3D Systems Corp	21,755	249,602	(48,224)
AbbVie Inc	1,974	114,414	(7,796)
Acadia Healthcare Co Inc	19,851	1,202,463	102,717
ACI Worldwide Inc	3,712	72,262	(159)
Activision Blizzard Inc	2,168	82,685	(3,232)
Acuity Brands Inc	2,450	591,601	(15,901)
Acxiom Corp	5,416	118,448	(650)
Adobe Systems Inc	781	73,570	(1,242)
Advance Auto Parts Inc	2,566	392,778	(21,965)
Advanced Micro Devices Inc	37,847	74,030	(120,503)
AECOM	20,415	596,804	(51,781)
Agios Pharmaceuticals Inc	4,172	158,129	(16,657)
Air Lease Corp	17,857	502,881	24,671
Air Products & Chemicals Inc	2,753	358,881	(32,155)
Akorn Inc	18,664	606,719	75,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Albemarle Corp	5,282	$272,891	($146,025)
Alcoa Inc	35,906	260,926	(71,922)
Alexion Pharmaceuticals Inc	5,670	1,053,429	391,400
Align Technology Inc	848	54,925	(13,381)
Alleghany Corp	961	460,194	(67,952)
Allegheny Technologies Inc	12,192	134,952	(20,496)
Allegion PLC	6,630	419,557	(40,764)
Allergan PLC	774	168,650	(10,213)
Alliance Data Systems Corp	1,153	310,226	84,330
Alliant Energy Corp	25,820	822,496	(202,558)
Allison Transmission Holdings Inc	1,615	41,086	(4,506)
Ally Financial Inc	23,631	400,247	(3,134)
Alnylam Pharmaceuticals Inc	9,475	630,870	105,103
AMC Networks Inc ‘A’	986	75,058	15,483
AMERCO	501	174,086	(13,563)
American Airlines Group Inc	6,284	206,316	28,416
American Express Co	1,619	92,088	(6,282)
AMETEK Inc	12,262	656,630	89,758
Amphenol Corp ‘A’	11,447	603,600	(52,656)
Amsurg Corp	1,763	126,331	(10,372)
AmTrust Financial Services Inc	9,400	239,347	9,047
Anadarko Petroleum Corp	4,254	198,789	(27,736)
Aon PLC	4,573	426,524	(72,985)
Apache Corp	8,845	379,893	(112,508)
Apple Inc	1,785	168,821	(1,825)
Aqua America Inc	8,832	267,565	(47,384)
Arista Networks Inc	4,799	319,790	10,831
ARRIS International PLC	35,053	974,553	239,842
Arthur J Gallagher & Co	3,230	133,270	(20,478)
Artisan Partners Asset Management Inc ‘A’	3,866	122,909	15,898
Ascena Retail Group Inc	27,175	189,211	(742)
Ashland Inc	2,077	203,343	(35,035)
AT&T Inc	8,080	274,962	(74,174)
athenahealth Inc	967	138,639	5,183
Atmos Energy Corp	2,878	182,315	(51,724)
Autodesk Inc	5,915	291,662	(28,576)
AutoNation Inc	9,265	453,725	18,455
AutoZone Inc	72	54,382	(2,774)
Avangrid Inc	2,036	82,743	(11,035)
Avis Budget Group Inc	30,428	941,595	(39,099)
Axalta Coating Systems Ltd	7,279	191,425	(1,687)
B/E Aerospace Inc	5,001	209,092	(21,829)
Baker Hughes Inc	8,884	416,196	15,261
Ball Corp	20,809	1,461,676	(42,606)
Bank of America Corp	9,806	169,644	39,518
Bank of Hawaii Corp	2,199	140,923	(10,368)
Bank of the Ozarks Inc	8,238	341,277	32,187
BankUnited Inc	5,806	205,458	27,098
BB&T Corp	5,957	200,431	(11,698)
Becton Dickinson & Co	169	26,349	(2,312)
BioMarin Pharmaceutical Inc	5,551	463,152	31,284
Bio-Techne Corp	7,833	694,688	(188,640)
Black Hills Corp	7,265	400,730	(57,255)
Black Knight Financial Services Inc ‘A’	7,901	240,348	(56,730)
BlackRock Inc	475	143,594	(19,107)
BorgWarner Inc	30,339	1,191,369	295,762
Boston Scientific Corp	10,587	192,372	(55,046)
Bristol-Myers Squibb Co	10,672	672,135	(112,791)
Brookdale Senior Living Inc	52,189	950,884	145,085
Brown & Brown Inc	4,643	143,138	(30,835)
Brown-Forman Corp ‘B’	7,026	709,028	8,114
Buffalo Wild Wings Inc	836	130,132	13,970
Cabela’s Inc	11,970	555,288	(43,930)
Cable One Inc	375	157,699	(34,080)
Cabot Oil & Gas Corp	13,475	206,841	(140,005)
CalAtlantic Group Inc	16,540	537,930	(69,253)
Calpine Corp	31,644	456,040	(10,709)
Campbell Soup Co	1,942	103,198	(26,003)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
CarMax Inc	15,920	$909,828	$129,270
Casey’s General Stores Inc	851	98,502	(13,413)
Catalent Inc	14,686	367,504	29,873
Caterpillar Inc	4,347	282,120	(47,426)
CBOE Holdings Inc	5,508	356,123	(10,820)
CDK Global Inc	9,484	455,706	(70,561)
CEB Inc	1,182	73,859	953
Celanese Corp ‘A’	1,796	114,186	(3,362)
Celgene Corp	2,466	251,705	8,483
CF Industries Holdings Inc	11,439	373,551	97,871
Cheniere Energy Inc	13,233	479,009	(17,890)
Chesapeake Energy Corp	27,087	109,041	(6,892)
Chevron Corp	2,950	267,093	(42,156)
Chicago Bridge & Iron Co NV	7,943	273,887	(1,179)
Chipotle Mexican Grill Inc	1,250	693,613	190,163
Ciena Corp	25,013	496,653	27,659
Cimarex Energy Co	2,807	268,742	(66,189)
Cincinnati Financial Corp	8,540	509,411	(130,150)
CMS Energy Corp	15,496	563,498	(147,148)
CNO Financial Group Inc	17,355	282,835	(20,183)
Coach Inc	3,681	143,824	(6,139)
Cobalt International Energy Inc	21,210	60,250	31,829
Cognex Corp	9,914	357,406	(69,887)
Colfax Corp	3,573	71,783	(22,759)
Comerica Inc	4,093	173,175	4,830
CommScope Holding Co Inc	34,976	835,930	(249,376)
CommVault Systems Inc	2,139	75,018	(17,366)
Compass Minerals International Inc	6,948	489,223	(26,249)
Concho Resources Inc	4,913	469,044	(116,929)
CONSOL Energy Inc	1,986	27,225	(4,730)
Constellation Brands Inc ‘A’	1,418	198,364	(36,173)
Copart Inc	7,564	299,600	(71,112)
Core Laboratories NV	2,525	252,614	(60,208)
CoStar Group Inc	2,743	564,031	(35,754)
Costco Wholesale Corp	3,627	557,772	(11,812)
Covanta Holding Corp	50,320	765,612	(62,152)
CST Brands Inc	7,380	282,283	(35,647)
Cullen/Frost Bankers Inc	3,895	215,991	(32,238)
CVS Health Corp	3,124	316,708	17,616
Cypress Semiconductor Corp	53,865	491,377	(76,899)
DaVita HealthCare Partners Inc	3,088	210,355	(28,410)
Deere & Co	5,864	445,931	(29,288)
Devon Energy Corp	2,094	59,588	(16,319)
DexCom Inc	6,782	547,110	9,094
Diebold Inc	21,327	596,852	67,303
Discovery Communications Inc ‘A’	8,013	212,184	10,016
DISH Network Corp ‘A’	3,724	216,513	21,376
Dolby Laboratories Inc ‘A’	559	17,249	(9,499)
Dollar Tree Inc	9,758	747,268	(172,326)
Dominion Resources Inc	23,334	1,575,978	(242,440)
Donaldson Co Inc	5,325	148,405	(34,562)
Dover Corp	2,041	119,678	(21,804)
DreamWorks Animation SKG Inc ‘A’	5,305	123,481	(93,334)
Dunkin’ Brands Group Inc	6,842	287,599	(10,849)
E*TRADE Financial Corp	5,804	173,830	37,494
Eagle Materials Inc	3,269	180,522	(71,681)
East West Bancorp Inc	1,100	46,519	8,921
Eastman Chemical Co	3,776	249,221	(7,169)
Ecolab Inc	4,546	524,154	(15,002)
Eli Lilly & Co	2,793	198,892	(21,057)
Envision Healthcare Holdings Inc	23,817	511,117	(93,121)
EOG Resources Inc	6,595	453,858	(96,297)
EQT Corp	1,850	88,338	(54,908)
Eversource Energy	7,651	392,866	(65,429)
Exxon Mobil Corp	4,773	372,103	(75,318)
Fastenal Co	6,037	275,292	7,309
Federated Investors Inc ‘B’	4,068	105,379	(11,698)
FEI Co	2,768	223,654	(72,189)
Fidelity National Information Services Inc	6,911	420,516	(88,687)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
FireEye Inc	8,355	$149,825	$12,218
First Data Corp ‘A’	51,856	580,161	6,115
First Horizon National Corp	13,592	189,919	2,621
First Republic Bank	6,877	433,195	(48,127)
FleetCor Technologies Inc	2,099	299,716	(714)
Flowserve Corp	3,452	128,098	(27,829)
FMC Corp	11,902	439,323	(111,859)
FNF Group	13,747	446,840	(68,672)
Ford Motor Co	12,154	156,959	4,183
Fortune Brands Home & Security Inc	5,230	255,653	(47,531)
Frank’s International NV	5,143	77,444	2,305
Freeport-McMoRan Inc	16,030	162,044	(16,531)
Frontier Communications Corp	19,025	81,730	(12,254)
Garmin Ltd	5,936	243,006	(8,799)
GATX Corp	7,990	338,983	(12,338)
General Electric Co	18,042	551,183	(16,779)
Genesee & Wyoming Inc ‘A’	9,833	512,108	(67,548)
Gentex Corp	32,552	502,058	(871)
Genworth Financial Inc ‘A’	51,227	170,687	38,522
Global Payments Inc	555	35,620	(3,996)
GoDaddy Inc ‘A’	1,507	45,515	(1,488)
Graco Inc	814	52,451	(11,847)
Granite Construction Inc	4,537	191,401	(15,259)
Greif Inc ‘A’	3,823	100,080	(42,404)
Halliburton Co	16,569	566,328	(184,082)
Halyard Health Inc	3,558	103,898	(11,808)
Hancock Holding Co	3,214	77,393	(6,524)
Hanesbrands Inc	13,782	400,916	54,574
Harley-Davidson Inc	16,150	733,533	1,938
Harman International Industries Inc	6,245	545,149	96,633
Harris Corp	7,956	661,303	(2,546)
Helmerich & Payne Inc	5,793	300,760	(88,124)
Henry Schein Inc	549	93,908	(3,155)
Hertz Global Holdings Inc	18,828	185,622	(22,804)
Hexcel Corp	17,406	800,502	75,716
Hilton Worldwide Holdings Inc	8,538	181,263	(11,098)
Honeywell International Inc	872	89,214	(12,217)
Huntington Bancshares Inc	16,554	183,738	35,745
IDEX Corp	1,646	119,124	(16,013)
IDEXX Laboratories Inc	4,858	339,234	(111,880)
Illumina Inc	7,693	1,394,356	314,413
Incyte Corp	3,294	224,728	(38,726)
Intercontinental Exchange Inc	1,783	450,162	(6,215)
International Flavors & Fragrances Inc	1,655	189,348	(19,298)
IPG Photonics Corp	3,054	275,226	30,906
Janus Capital Group Inc	8,506	128,777	10,374
JB Hunt Transport Services Inc	5,625	408,263	(46,969)
JC Penney Co Inc	30,585	234,201	(37,394)
Johnson Controls Inc	13,244	532,798	(53,382)
Juno Therapeutics Inc	798	33,161	2,486
Kansas City Southern	5,863	406,116	(122,081)
KAR Auction Services Inc	1,137	42,638	(4,821)
Kellogg Co	2,060	147,517	(20,682)
KeyCorp	3,798	49,374	7,406
Keysight Technologies Inc	2,202	59,311	(4,746)
Kirby Corp	3,670	227,111	(1,860)
KLX Inc	10,371	326,583	5,082
Knowles Corp	29,365	372,000	(29,713)
Kosmos Energy Ltd	47,337	236,874	(21,113)
Laredo Petroleum Inc	7,373	82,069	4,800
Las Vegas Sands Corp	1,562	65,323	(2,609)
Leggett & Platt Inc	8,082	349,789	(63,282)
LendingClub Corp	21,670	105,819	12,638
Lennar Corp ‘A’	16,574	804,011	39,949
Leucadia National Corp	8,265	137,115	(6,118)
Level 3 Communications Inc	2,183	113,756	1,353
Lexmark International Inc ‘A’	1,810	67,186	(1,141)
Liberty Broadband Corp ‘C’	9,758	520,551	(64,929)
Linear Technology Corp	696	30,153	(2,232)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Lions Gate Entertainment Corp	23,049	$638,761	$172,480
Live Nation Entertainment Inc	12,796	319,066	18,360
LKQ Corp	3,194	103,025	1,775
Lockheed Martin Corp	2,791	607,882	(84,761)
Loews Corp	25,064	918,374	(111,505)
Louisiana-Pacific Corp	41,618	705,009	(17,063)
lululemon athletica Inc	3,653	189,893	(79,918)
Lumentum Holdings Inc	1,283	29,515	(1,533)
M&T Bank Corp	3,810	475,259	24,803
Macquarie Infrastructure Corp	11,299	705,184	(131,507)
Manitowoc Foodservice Inc	11,488	133,686	(68,732)
MarketAxess Holdings Inc	4,014	460,273	(123,362)
Marsh & McLennan Cos Inc	8,080	450,702	(102,454)
Martin Marietta Materials Inc	2,523	360,133	(124,283)
MasterCard Inc ‘A’	4,321	429,205	48,698
Mattel Inc	17,035	457,390	(75,635)
MAXIMUS Inc	9,366	483,062	(35,533)
McCormick & Co Inc	3,828	324,576	(83,757)
MDC Holdings Inc	3,888	88,621	(6,013)
MDU Resources Group Inc	47,599	805,400	(336,976)
MEDNAX Inc	6,854	473,911	(22,524)
Memorial Resource Development Corp	4,564	65,606	(6,871)
Mercury General Corp	1,487	75,632	(3,417)
Mettler-Toledo International Inc	309	102,607	(10,154)
MGM Resorts International	4,899	105,084	(5,781)
Microchip Technology Inc	8,138	366,014	(47,071)
Microsemi Corp	7,397	248,924	7,190
Mohawk Industries Inc	1,542	298,130	5,520
Molson Coors Brewing Co ‘B’	7,649	712,718	(60,826)
Monster Beverage Corp	6,896	1,024,959	(83,297)
Moody’s Corp	4,382	409,064	(1,574)
Murphy Oil Corp	1,274	22,507	(17,942)
Nabors Industries Ltd	14,002	136,188	(4,532)
National Fuel Gas Co	5,186	215,768	(79,212)
National Instruments Corp	8,700	243,586	5,206
National Oilwell Varco Inc	6,126	205,775	(365)
Navient Corp	3,013	38,312	2,307
Netflix Inc	2,633	296,140	55,273
NetScout Systems Inc	37,389	850,130	18,225
NetSuite Inc	7,398	596,648	58,073
Newell Brands Inc	16,380	722,927	(72,649)
Newfield Exploration Co	7,558	198,575	(135,337)
NewMarket Corp	168	59,777	(9,839)
NextEra Energy Inc	4,092	423,154	(110,443)
Nielsen Holdings PLC	15,384	711,510	(87,996)
Noble Energy Inc	6,860	215,546	(30,522)
Nordson Corp	2,750	168,777	(61,150)
Northern Trust Corp	2,652	190,864	15,143
NorthStar Asset Management Group Inc	42,229	479,073	47,915
Norwegian Cruise Line Holdings Ltd	7,484	427,411	129,249
NRG Energy Inc	34,645	366,396	(152,933)
NVIDIA Corp	3,908	164,849	(18,866)
NVR Inc	39	64,506	(4,928)
Occidental Petroleum Corp	7,059	468,859	(64,519)
OGE Energy Corp	12,245	308,391	(92,632)
Old Dominion Freight Line Inc	2,618	162,327	4,435
Olin Corp	18,995	251,611	(220,224)
ONEOK Inc	8,991	184,565	(242,058)
OPKO Health Inc	4,539	42,689	295
Oshkosh Corp	3,297	114,889	(42,411)
Owens-Illinois Inc	11,669	173,996	(36,162)
PACCAR Inc	4,475	203,344	(28,774)
PacWest Bancorp	4,484	197,834	19,461
Palo Alto Networks Inc	6,318	1,101,711	326,872
Pandora Media Inc	78,241	914,213	(59,887)
PAREXEL International Corp	4,828	298,663	(4,922)
Patterson Cos Inc	5,825	253,400	(25,560)
Patterson-UTI Energy Inc	20,748	291,508	(150,840)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
PayPal Holdings Inc	9,725	$344,861	($10,199)
Penske Automotive Group Inc	7,196	269,940	43,554
People’s United Financial Inc	10,877	176,860	17,403
Perrigo Co PLC	7,083	970,637	328,422
Platform Specialty Products Corp	28,597	285,572	31,631
Polaris Industries Inc	583	49,561	1,895
PolyOne Corp	1,819	48,853	(15,249)
PPG Industries Inc	913	89,693	(5,396)
PPL Corp	7,658	259,594	(29,495)
Praxair Inc	4,622	475,696	(43,770)
Premier Inc ‘A’	12,024	403,928	10,743
Prestige Brands Holdings Inc	2,633	145,719	(149)
Primerica Inc	5,458	241,227	(71,189)
Principal Financial Group Inc	1,238	55,995	5,101
Prosperity Bancshares Inc	2,377	106,953	(14,250)
PulteGroup Inc	11,601	192,040	(34,064)
QIAGEN NV	14,495	390,544	74,408
Qorvo Inc	708	35,486	(3,638)
Range Resources Corp	2,652	102,757	(11,651)
Regeneron Pharmaceuticals Inc	518	210,102	29,200
Restoration Hardware Holdings Inc	9,160	275,667	12,958
Rice Energy Inc	1,293	18,252	(10,246)
Rockwell Collins Inc	8,304	732,419	25,416
Rollins Inc	2,221	59,109	(5,900)
Roper Technologies Inc	4,056	748,738	56,946
Royal Caribbean Cruises Ltd	2,446	229,802	65,553
RPC Inc	10,171	125,516	(32,440)
RPM International Inc	2,058	89,873	(12,924)
Ryder System Inc	4,599	267,240	(13,943)
Sabre Corp	1,961	51,032	(1,504)
salesforce.com inc	3,001	235,368	(2,941)
Santander Consumer USA Holdings Inc	4,456	49,431	3,400
SBA Communications Corp ‘A’	8,820	890,908	(61,123)
Schlumberger Ltd	6,537	446,941	(70,005)
Seagate Technology PLC	10,044	319,114	74,442
Seattle Genetics Inc	11,925	455,330	(26,559)
Sempra Energy	3,968	380,730	(71,702)
Sensata Technologies Holding NV	10,891	486,392	106,405
ServiceMaster Global Holdings Inc	6,603	253,693	(9,106)
ServiceNow Inc	4,207	367,145	87,800
Signature Bank	1,914	296,096	56,999
Signet Jewelers Ltd	2,087	242,969	70,979
Silgan Holdings Inc	4,484	237,271	6,524
Silicon Laboratories Inc	536	27,272	1,147
Sirius XM Holdings Inc	48,506	194,994	3,395
Six Flags Entertainment Corp	1,416	75,430	(6,627)
SLM Corp	42,882	277,875	12,865
Snyder’s-Lance Inc	6,275	196,487	(16,173)
Sotheby’s	13,232	376,426	13,869
Spectra Energy Corp	13,092	300,330	(179,229)
Spectrum Brands Holdings Inc	6,652	658,681	(134,969)
Spirit Airlines Inc	18,445	797,232	(30,395)
Splunk Inc	9,265	469,609	(32,369)
Sprouts Farmers Market Inc	15,368	394,804	42,877
SS&C Technologies Holdings Inc	23,896	720,796	49,796
Stericycle Inc	9,082	1,079,782	134,164
STERIS PLC	7,824	562,321	24,421
Stifel Financial Corp	3,698	127,014	10,712
SunPower Corp	22,201	577,106	233,213
SunTrust Banks Inc	4,221	182,516	9,117
Superior Energy Services Inc	3,843	61,826	(8,924)
SVB Financial Group	2,132	261,234	58,353
Synovus Financial Corp	1,438	46,419	4,731
T Rowe Price Group Inc	1,919	136,268	(3,761)
Targa Resources Corp	5,063	145,571	(67,784)
Tempur Sealy International Inc	4,446	328,470	82,518
Tenet Healthcare Corp	12,438	351,313	7,527
TerraForm Power Inc ‘A’	5,437	54,509	(4,755)
Tesla Motors Inc	5,920	1,264,508	7,811
The Charles Schwab Corp	19,839	658,853	156,728

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Cooper Cos Inc	3,244	$447,189	($109,384)
The Goodyear Tire & Rubber Co	5,982	162,850	9,352
The Hain Celestial Group Inc	5,325	218,858	(46,061)
The Hershey Co	1,628	146,243	(38,518)
The Howard Hughes Corp	4,496	496,195	(17,788)
The JM Smucker Co	339	41,914	(9,753)
The Kroger Co	4,280	158,162	701
The Middleby Corp	5,844	611,204	(62,317)
The Mosaic Co	5,324	141,417	2,035
The Southern Co	9,658	449,194	(68,765)
The Ultimate Software Group Inc	3,036	590,621	(47,819)
The Walt Disney Co	2,923	327,405	41,477
The WhiteWave Foods Co	26,466	1,009,302	(233,012)
Thermo Fisher Scientific Inc	1,063	137,578	(19,491)
Thomson Reuters Corp	2,717	102,866	(6,956)
Tiffany & Co	3,388	248,103	42,655
Tractor Supply Co	1,760	152,664	(7,813)
TransDigm Group Inc	4,986	1,095,324	(219,434)
TreeHouse Foods Inc	2,964	238,869	(65,386)
TRI Pointe Group Inc	6,649	64,168	(14,423)
Twenty-First Century Fox Inc ‘A’	8,134	233,015	12,990
Twitter Inc	12,263	285,851	78,483
Tyler Technologies Inc	3,932	515,471	(140,033)
UGI Corp	2,772	90,981	(34,452)
Ulta Salon Cosmetics & Fragrance Inc	1,191	228,679	(61,496)
Under Armour Inc ‘A’	20,181	855,130	45,267
Under Armour Inc ‘C’	38	1,475	89
United Rentals Inc	4,757	314,225	(4,969)
United States Steel Corp	6,871	97,307	(18,538)
USG Corp	1,213	29,646	(3,057)
Valley National Bancorp	7,918	74,036	1,824
Veeva Systems Inc ‘A’	4,536	96,093	(58,675)
Verisk Analytics Inc	16,298	1,243,462	(77,980)
Vertex Pharmaceuticals Inc	3,308	362,127	77,573
VF Corp	428	26,851	533
Visa Inc ‘A’	11,796	928,227	53,318
Vista Outdoor Inc	6,503	285,395	(24,993)
Visteon Corp	1,434	165,125	70,754
Vulcan Materials Co	3,000	257,104	(103,976)
WABCO Holdings Inc	2,462	240,267	14,821
Wabtec Corp	3,930	255,126	(20,878)
Walgreens Boots Alliance Inc	4,133	344,444	289
Weatherford International PLC	44,217	380,708	135,304
WebMD Health Corp	1,315	84,194	7,779
Webster Financial Corp	3,336	118,494	5,236
WEC Energy Group Inc	27,020	1,407,815	(356,591)
Western Digital Corp	2,395	84,844	(28,361)
WestRock Co	14,514	556,717	(7,442)
WEX Inc	1,993	172,375	(4,345)
WGL Holdings Inc	4,386	296,456	(14,029)
Whole Foods Market Inc	6,155	201,316	4,233
Williams-Sonoma Inc	1,208	63,279	306
Willis Towers Watson PLC	1,810	221,193	(3,808)
WisdomTree Investments Inc	82,577	1,119,592	311,163
Workday Inc ‘A’	5,933	454,809	11,792
WPX Energy Inc	5,767	47,357	(6,334)
Wynn Resorts Ltd	4,048	262,079	(104,832)
Yahoo! Inc	3,979	117,997	(31,454)
Zayo Group Holdings Inc	32,907	806,838	(112,255)
Zebra Technologies Corp ‘A’	4,193	277,798	67,729
Zions Bancorp	14,321	397,551	37,664
Zoetis Inc	8,095	343,235	(40,954)

			(6,227,498)

Total Short Positions			(6,307,506)

Total Long and Short Positions			1,013,029

Net Cash and Other Receivables (Payables) (3)			303,943

			$1,316,972

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	07/17/17	$81,317

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

AGL Energy Ltd	38,232	$536,909	$18,340
Amcor Ltd	31,411	338,042	15,131
Ansell Ltd	29,255	408,222	(7,837)
Aurizon Holdings Ltd	229,054	775,562	55,513
Boral Ltd	144,863	699,012	(18,905)
Caltex Australia Ltd	22,720	556,461	(8,682)
CIMIC Group Ltd	23,662	639,886	(1,066)
Coca-Cola Amatil Ltd	85,146	544,212	(18,605)
Cochlear Ltd	3,085	280,697	777
Flight Centre Travel Group Ltd	6,739	158,167	2,158
Fortescue Metals Group Ltd	141,768	330,937	48,441
Harvey Norman Holdings Ltd	63,776	214,990	6,924
Iluka Resources Ltd	37,050	185,687	(3,034)
Incitec Pivot Ltd	48,742	118,507	(9,017)
Macquarie Group Ltd	665	35,659	(1,043)
Newcrest Mining Ltd	14,907	250,703	7,663
Oil Search Ltd	16,889	84,770	512
Orica Ltd	6,002	56,401	(568)
Qantas Airways Ltd	196,736	419,636	(2,885)
Tabcorp Holdings Ltd	133,681	428,708	31,793
Tatts Group Ltd	80,896	229,263	3,535
Telstra Corp Ltd	186,616	744,605	35,402
The Star Entertainment Grp Ltd	148,856	619,475	(12,926)
TPG Telecom Ltd	8,916	78,997	952
Treasury Wine Estates Ltd	103,933	771,258	(49,040)
Woodside Petroleum Ltd	14,414	281,649	10,627
WorleyParsons Ltd	11,466	62,767	153

			104,313

Total Long Positions			104,313

Short Positions:

Australia

ALS Ltd	108,945	424,132	20,844
Alumina Ltd	249,178	259,243	14,308
AMP Ltd	55,488	219,330	3,081

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
APA Group	112,101	$729,872	($49,832)
Australia & New Zealand Banking Group Ltd	24,162	426,174	(14,059)
Bank of Queensland Ltd	23,835	234,131	43,969
Brambles Ltd	38,309	355,136	(2,532)
Challenger Ltd/Australia	7,501	49,565	559
Commonwealth Bank of Australia	9,353	512,837	(12,149)
Computershare Ltd	37,569	280,470	20,684
Crown Resorts Ltd	26,040	221,590	(26,090)
CSL Ltd	5,338	443,214	(6,954)
Healthscope Ltd	229,041	473,169	(19,713)
Insurance Australia Group Ltd	118,742	503,009	13,878
LendLease Group	4,344	42,603	1,338
Medibank Pvt Ltd	83,869	195,155	9,170
National Australia Bank Ltd	17,436	331,207	(3,555)
Platinum Asset Management Ltd	37,214	169,578	7,955
QBE Insurance Group Ltd	21,519	185,525	15,533
Ramsay Health Care Ltd	6,114	324,432	(6,003)
REA Group Ltd	5,775	237,962	(21,208)
SEEK Ltd	105,703	1,220,341	6,907
Sonic Healthcare Ltd	12,961	206,763	(3,428)
South32 Ltd	58,615	70,163	1,420
Suncorp Group Ltd	12,901	117,768	(533)
Sydney Airport	17,126	89,153	(273)
Transurban Group	41,901	369,998	(7,395)
Vocus Communications Ltd +	29,169	193,613	3,914
Wesfarmers Ltd	1,049	31,396	(239)
Westpac Banking Corp	26,268	572,636	(9,872)

			(20,275)

Ireland

James Hardie Industries PLC	4,118	62,038	(1,739)

Total Short Positions			(22,014)

Total Long and Short Positions			82,299

Net Cash and Other Receivables (Payables) (3)			(982)

			$81,317

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	07/03/17- 08/07/17	($469,528)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

BHP Billiton PLC	6,206	$71,683	$6,867

Germany

TUI AG	4,467	62,756	(11,913)

India

Vedanta Resources PLC	38,504	210,066	5,096

Netherlands

Royal Dutch Shell PLC ‘A’	5,069	127,672	11,549

South Africa

Investec PLC	7,980	51,252	(1,650)
Mondi PLC	21,671	406,357	(620)

			(2,270)

Switzerland

Coca-Cola HBC AG	13,243	267,886	81
Glencore PLC	236,971	444,349	44,080
Wolseley PLC	1,753	90,356	421

			44,582

United Kingdom

AA PLC	7,889	29,920	(4,662)
Amec Foster Wheeler PLC	72,987	438,761	41,138
Anglo American PLC	29,561	259,208	30,557
ASOS PLC	7,963	394,836	30,542
Barclays PLC	42,230	98,890	(20,347)
Barratt Developments PLC	42,570	321,599	(90,271)
Bellway PLC	7,324	266,097	(80,304)
Berkeley Group Holdings PLC	13,315	582,309	(132,689)
BP PLC	37,583	196,905	23,088
Britvic PLC	15,560	144,177	(22,416)
BT Group PLC	26,837	155,678	(8,165)
Centrica PLC	121,192	351,510	14,976
Compass Group PLC	13,688	249,259	11,162
Daily Mail & General Trust PLC ‘A’	11,770	104,411	(10,452)
DCC PLC	7,904	710,411	(14,858)
Direct Line Insurance Group PLC	12,782	63,976	(4,883)
DS Smith PLC	9,627	51,452	(1,644)
GKN PLC	26,232	102,290	(7,449)
Greene King PLC	2,831	35,114	(5,632)
Howden Joinery Group PLC	41,115	275,427	(64,257)
Imperial Brands PLC	14,193	739,762	29,968
Inchcape PLC	16,653	156,497	(16,473)
Indivior PLC	47,030	147,139	11,110
Informa PLC	3,094	28,827	1,344
Intermediate Capital Group PLC	9,467	82,320	(20,293)
ITV PLC	23,255	66,905	(11,147)
John Wood Group PLC	59,085	542,722	1,167
Just Eat PLC	4,246	25,779	(1,541)
Kingfisher PLC	105,878	540,161	(85,403)
Man Group PLC	172,218	288,672	(21,097)
Marks & Spencer Group PLC	62,333	317,915	(50,971)
Meggitt PLC	54,222	296,611	(1,890)
Melrose Industries PLC	26,656	152,055	(619)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
National Grid PLC	40,804	$572,709	$27,331
Pearson PLC	16,554	190,796	24,541
Persimmon PLC	18,092	499,873	(149,036)
Petrofac Ltd	30,723	318,828	527
Playtech PLC	2,737	30,665	(1,548)
Regus PLC	64,293	279,482	(30,882)
Rentokil Initial PLC	38,994	102,662	(1,963)
Rio Tinto PLC	7,952	220,466	26,577
Royal Mail PLC	105,197	786,258	(79,484)
Severn Trent PLC	11,948	384,292	5,564
Sky PLC	5,747	71,450	(6,144)
Smith & Nephew PLC	15,538	254,311	9,543
Smiths Group PLC	40,643	637,861	(9,793)
Sports Direct International PLC	35,732	174,769	(21,776)
SSE PLC	6,341	135,410	(3,433)
Stagecoach Group PLC	54,045	185,370	(18,229)
Tate & Lyle PLC	6,583	59,409	(550)
Taylor Wimpey PLC	185,814	470,453	(140,801)
The Weir Group PLC	1,955	35,887	1,871
Thomas Cook Group PLC	225,432	201,464	(12,017)
William Hill PLC	66,856	278,204	(47,914)
Wm Morrison Supermarkets PLC	68,843	175,206	(2,382)
WPP PLC	25,653	557,568	(22,921)

			(935,330)

Total Long Positions			(881,419)

Short Positions:

Chile

Antofagasta PLC	57,456	331,530	(27,744)

United Kingdom

Aberdeen Asset Management PLC	45,341	164,270	(5,846)
Admiral Group PLC	22,939	612,991	(10,725)
Aggreko PLC	1,531	25,260	(925)
ARM Holdings PLC	72,631	1,018,782	(84,468)
Ashtead Group PLC	71,529	1,031,050	9,329
Associated British Foods PLC	11,684	482,269	56,521
AstraZeneca PLC	2,185	120,613	(10,015)
Auto Trader Group PLC ~	9,066	52,034	9,176
Aviva PLC	44,591	263,363	28,309
Babcock International Group PLC	15,590	222,555	34,067
Balfour Beatty PLC	40,387	134,271	18,184
Booker Group PLC	71,864	176,273	9,850
British American Tobacco PLC	11,907	709,171	(62,752)
BTG PLC	29,186	275,771	(6,118)
Bunzl PLC	9,891	286,014	(18,319)
Capita PLC	47,641	688,111	74,230
Cobham PLC	74,791	149,431	(8,142)
Croda International PLC	632	26,534	3
Diageo PLC	7,426	189,862	(17,590)
easyJet PLC	30,043	612,997	176,421
Essentra PLC	10,622	80,633	7,755
Halma PLC	21,160	288,761	962
Hargreaves Lansdown PLC	48,480	848,785	40,084
HSBC Holdings PLC	39,353	244,859	1,044
ICAP PLC	4,502	25,424	93
IMI PLC	3,251	45,031	2,900
Inmarsat PLC	9,149	93,003	(5,595)
International Consolidated Airlines Group SA	52,932	367,595	105,067
Intertek Group PLC	3,048	138,783	(3,235)
J Sainsbury PLC	17,867	60,368	4,708
Legal & General Group PLC	142,885	443,479	77,677

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Lloyds Banking Group PLC	584,913	$532,136	$108,487
Merlin Entertainments PLC ~	17,146	101,945	972
Next PLC	677	50,848	6,114
Old Mutual PLC	270,257	679,111	(50,983)
Provident Financial PLC	6,848	259,421	48,269
Prudential PLC	30,982	542,204	16,471
Rolls-Royce Holdings PLC	66,675	585,134	(51,280)
Rolls-Royce Holdings PLC (Right)	5,134,649	7,462	626
Rotork PLC	18,790	51,421	(2,977)
Royal Bank of Scotland Group PLC	41,015	127,180	34,233
RSA Insurance Group PLC	54,216	356,608	(6,769)
Schroders PLC	4,514	158,788	16,142
Serco Group PLC	154,066	239,316	10,033
Spectris PLC	3,445	82,083	(1,775)
St James’s Place PLC	55,105	652,855	71,727
Standard Chartered PLC	37,705	271,500	(14,569)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Standard Life PLC	136,761	$602,101	$62,527
Tesco PLC	285,128	614,721	(54,933)
Worldpay Group PLC ~	58,904	229,089	14,701

			629,666

United States

Shire PLC	5,335	312,832	(16,886)

Total Short Positions			585,036

Total Long and Short Positions			(296,383)

Net Cash and Other Receivables (Payables) (3)			(173,145)

			($469,528)

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	07/17/17- 08/14/17	$61,496

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	16,500	$48,909	$812
CLP Holdings Ltd	91,000	880,757	48,825
Henderson Land Development Co Ltd	17,710	94,492	5,548
HK Electric Investments & HK Electric Investments Ltd ~	34,500	30,590	1,602
HKT Trust & HKT Ltd	52,000	74,522	414
Kerry Properties Ltd	148,500	363,626	4,033
Li & Fung Ltd	358,000	169,787	3,805
New World Development Co Ltd	470,000	443,388	35,244
Orient Overseas International Ltd	12,500	43,818	(1,146)
Power Assets Holdings Ltd	31,500	301,021	(11,393)
Sino Land Co Ltd	202,000	311,356	21,234
SJM Holdings Ltd	145,000	89,511	(728)
Swire Pacific Ltd ‘A’	4,500	49,266	1,589
Techtronic Industries Co Ltd	28,500	111,108	7,908
The Wharf Holdings Ltd	11,000	62,943	4,184
VTech Holdings Ltd	6,800	74,053	(2,364)
WH Group Ltd ~	1,082,500	818,918	38,416
Wheelock & Co Ltd	38,000	168,957	9,553
Yue Yuen Industrial Holdings Ltd	97,500	366,284	20,140

			187,676

Total Long Positions			187,676

Short Positions:

Hong Kong

AIA Group Ltd	97,600	562,253	(24,686)
Cathay Pacific Airways Ltd	149,639	231,034	11,504
Cheung Kong Property Holdings Ltd	13,104	80,049	(2,515)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Galaxy Entertainment Group Ltd	71,115	$217,212	$4,435
Haitong International Securities Group Ltd	131,741	73,177	(6,821)
Hang Lung Properties Ltd	168,871	320,795	(20,375)
Hong Kong & China Gas Co Ltd	704,245	1,214,379	(72,431)
Hysan Development Co Ltd	16,000	69,181	(2,171)
MTR Corp Ltd	70,520	336,270	(21,495)
Sands China Ltd	27,600	93,016	(381)
Swire Properties Ltd	23,792	64,238	846
The Bank of East Asia Ltd	7,000	25,666	(1,405)
Value Partners Group Ltd	214,276	196,068	(2,350)

			(137,845)

Macao

MGM China Holdings Ltd	409,797	542,921	7,847
Wynn Macau Ltd	263,970	382,380	(134)

			7,713

United States

Samsonite International SA	24,992	73,114	3,915

Total Short Positions			(126,217)

Total Long and Short Positions			61,459

Net Cash and Other Receivables (Payables) (3)			37

			$61,496

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	07/17/17	($44,778)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	504,506	$336,200	$2,176

Singapore

City Developments Ltd	17,900	115,286	(6,511)
ComfortDelGro Corp Ltd	81,600	161,007	6,570
Genting Singapore PLC	542,000	292,580	1,431
SATS Ltd	69,200	210,735	836
Singapore Airlines Ltd	50,200	394,334	4,300
StarHub Ltd	32,900	86,963	5,871
Wilmar International Ltd	74,000	181,825	(1,687)

			10,810

Total Long Positions			12,986

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Singapore

CapitaLand Ltd	117,500	$258,963	($10,815)
DBS Group Holdings Ltd	5,200	50,598	(10,715)
Keppel Corp Ltd	193,786	767,612	(31,815)
Oversea-Chinese Banking Corp Ltd	18,604	116,773	(4,191)
Singapore Post Ltd	218,400	252,866	13,544
Singapore Telecommunications Ltd	49,200	139,206	(12,752)

			(56,744)

Total Short Positions			(56,744)

Total Long and Short Positions			(43,758)

Net Cash and Other Receivables (Payables) (3)			(1,020)

			($44,778)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	07/17/17	$2,764,243

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Position:

Hong Kong

Hutchison Port Holdings Trust	131,900	$60,015	($339)

Total Short Position			(339)

Net Cash and Other Receivables (Payables) (3)			2,764,582

			$2,764,243

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate, plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/03/17	$88,008

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Agnico Eagle Mines Ltd	529	$27,215	$1,095
Air Canada	76,677	535,617	(7,998)
Alimentation Couche-Tard Inc ‘B’	11,358	465,506	22,238
Bank of Montreal	2,117	136,182	(1,898)
Barrick Gold Corp	22,769	307,377	178,686
Baytex Energy Corp	4,349	7,598	17,648

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
BCE Inc	7,893	$350,405	$23,122
BlackBerry Ltd	3,732	26,633	(1,588)
CAE Inc	3,031	39,016	(2,394)
Cameco Corp	4,962	61,748	(7,249)
Canadian Imperial Bank of Commerce	2,756	218,151	(11,144)
Canadian Tire Corp Ltd ‘A’	5,057	474,714	76,215
Canfor Corp	17,712	304,124	(125,215)
CCL Industries Inc ‘B’	1,295	177,769	47,602
CGI Group Inc ‘A’	5,748	225,540	20,005

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
CI Financial Corp	2,855	$82,146	($22,591)
Constellation Software Inc	918	376,947	(21,663)
Dollarama Inc	6,224	353,012	81,529
Eldorado Gold Corp	9,711	35,393	8,278
Element Financial Corp	23,131	233,228	12,056
Empire Co Ltd ‘A’	22,074	439,391	(111,173)
Encana Corp	8,192	54,989	8,736
Enerplus Corp	33,353	102,379	117,315
Fairfax Financial Holdings Ltd	90	47,862	611
Finning International Inc	6,739	125,589	(15,841)
First Quantum Minerals Ltd	8,144	48,492	8,682
George Weston Ltd	5,378	439,657	25,775
Goldcorp Inc	2,820	47,195	6,763
IGM Financial Inc	1,423	53,236	(14,499)
Industrial Alliance Insurance & Financial Services Inc	5,628	164,196	12,710
Intact Financial Corp	1,189	89,309	(4,373)
Kinross Gold Corp	69,006	191,587	147,047
Linamar Corp	12,905	689,825	(230,142)
Loblaw Cos Ltd	5,353	281,951	4,396
Lundin Mining Corp	48,627	153,537	10,566
Magna International Inc	8,534	472,145	(172,585)
Metro Inc	14,688	422,259	89,453
National Bank of Canada	752	30,137	(4,415)
Open Text Corp	7,398	340,210	97,217
Quebecor Inc ‘B’	1,287	31,964	4,914
Ritchie Bros Auctioneers Inc	7,638	192,105	66,012
Saputo Inc	4,039	121,042	(1,087)
Shaw Communications Inc ‘B’	4,757	82,514	8,801
SNC-Lavalin Group Inc	3,723	117,489	38,872
Suncor Energy Inc	1,268	27,842	7,334
The Bank of Nova Scotia	999	54,458	(5,504)
The Toronto-Dominion Bank	806	36,736	(2,124)
TransAlta Corp	7,098	38,045	(1,125)
West Fraser Timber Co Ltd	3,154	112,577	(20,371)
Yamana Gold Inc	51,251	215,538	51,041

			409,740

Total Long Positions			409,740

Short Positions:

Canada

Agrium Inc	1,068	94,092	(2,536)
AltaGas Ltd	11,038	310,950	42,678
Bombardier Inc ‘B’	101,840	147,106	(5,817)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Canadian National Railway Co	5,858	$331,008	($14,909)
Canadian Natural Resources Ltd	5,672	155,598	(19,398)
Canadian Pacific Railway Ltd	444	65,200	8,038
Canadian Utilities Ltd ‘A’	11,860	339,212	(4,393)
Cenovus Energy Inc	14,981	241,809	34,595
DH Corp	3,286	92,970	11,300
Enbridge Inc	15,687	571,256	(93,281)
Franco-Nevada Corp	1,952	96,838	(51,593)
Gildan Activewear Inc	28,255	868,795	41,233
Hudson’s Bay Co	10,926	133,155	1,311
Imperial Oil Ltd	7,781	271,622	25,415
Inter Pipeline Ltd	4,644	74,240	(24,251)
Keyera Corp	5,367	158,256	(5,917)
Manulife Financial Corp	7,528	138,872	35,912
Methanex Corp	15,095	554,769	115,572
Pembina Pipeline Corp	15,098	380,148	(78,653)
Potash Corp of Saskatchewan Inc	12,338	278,947	78,399
Power Financial Corp	4,929	127,077	13,958
PrairieSky Royalty Ltd	10,344	185,078	(11,244)
Precision Drilling Corp	56,129	227,853	(69,747)
Restaurant Brands International Inc	5,883	190,014	(54,878)
Rogers Communications Inc ‘B’	10,120	361,373	(48,299)
Silver Wheaton Corp	11,639	148,994	(124,966)
Tourmaline Oil Corp	2,091	43,982	(11,063)
TransCanada Corp	7,295	238,743	(91,351)
Veresen Inc	15,136	105,359	(22,927)
Vermilion Energy Inc	787	27,449	2,388
Whitecap Resources Inc	8,493	54,081	(10,868)
WSP Global Inc	3,803	118,387	2,058

			(333,234)

United States

Valeant Pharmaceuticals International Inc	2,883	69,470	11,340

Total Short Positions			(321,894)

Total Long and Short Positions			87,846

Net Cash and Other Receivables (Payables) (3)			162

			$88,008

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/03/17	$716,174

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

Actelion Ltd	3,451	$485,374	$95,766
Adecco Group AG	10,530	692,485	(161,372)
Baloise Holding AG	1,563	199,753	(25,665)
Flughafen Zuerich AG	2,905	450,346	63,755
Galenica AG	109	159,468	(12,527)
Geberit AG	328	117,154	7,080
Georg Fischer AG	222	177,628	(160)
Givaudan SA	66	124,879	8,014

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Helvetia Holding AG	297	$168,676	($14,162)
Kuehne + Nagel International AG	466	70,226	(4,935)
Lonza Group AG	2,468	343,820	66,144
SGS SA	28	56,753	7,388
Straumann Holding AG	142	40,405	15,615
Swiss Life Holding AG	1,600	390,302	(20,546)
Swiss Re AG	5,781	520,701	(15,786)
Zurich Insurance Group AG	247	62,127	(1,023)

			7,586

Total Long Positions			7,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Austria

ams AG	4,770	$140,504	$8,077

Switzerland

Aryzta AG	6,204	308,538	79,264
Barry Callebaut AG	101	119,454	(4,903)
Chocoladefabriken Lindt & Spruengli AG	21	131,741	6,494
Cie Financiere Richemont SA ‘A’	10,928	977,689	338,022
Credit Suisse Group AG	16,489	436,377	260,729
Dufry AG	5,424	636,471	(12,256)
Julius Baer Group Ltd	7,849	320,192	4,283

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
LafargeHolcim Ltd	8,552	$406,060	$48,266
Nestle SA	3,692	288,984	2,934
Novartis AG	2,629	196,155	(20,839)
OC Oerlikon Corp AG	10,052	111,523	23,267
Roche Holding AG	824	201,297	(16,140)
Sonova Holding AG	360	50,191	2,410
Swisscom AG	356	170,089	(6,773)

			704,758

Total Short Positions			712,835

Total Long and Short Positions			720,421

Net Cash and Other Receivables (Payables) (3)			(4,247)

			$716,174

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/04/17	$322,727

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Ageas	14,202	$573,725	($80,072)
bpost SA	8,835	217,801	8,364
KBC Groep NV	2,405	166,159	(47,879)
Proximus SADP	11,913	444,484	(65,906)
Solvay SA	820	106,014	(29,419)

			(214,912)

Finland

Amer Sports OYJ	5,685	154,696	1,275
Cargotec OYJ ‘B’	6,173	206,123	45,459
Elisa OYJ	4,551	154,253	20,612
Kesko OYJ ‘B’	10,197	393,463	39,571
Neste OYJ	8,931	245,108	75,150
Orion OYJ ‘B’	5,846	193,558	33,442

			215,509

France

Air France-KLM	33,300	253,996	(43,845)
Atos SE	3,579	292,787	2,299
AXA SA	2,324	56,471	(10,520)
BioMerieux	429	53,908	4,222
Capgemini SA	1,229	110,080	(4,025)
Cie de Saint-Gobain	4,433	192,634	(24,598)
Cie Generale des Etablissements Michelin	2,637	279,105	(30,591)
CNP Assurances	12,003	179,314	(2,223)
Eiffage SA	5,113	335,021	28,464
Elior Participations SCA	1,224	27,426	(866)
Engie SA	6,000	94,039	2,302
Eutelsat Communications SA	4,648	161,710	(73,979)
Faurecia	8,598	326,211	(53,245)
Groupe Eurotunnel SE	13,818	165,394	(19,438)
Ipsen SA	1,389	80,764	4,342
Lagardere SCA	4,379	127,680	(32,427)
Numericable-SFR SAS	5,679	221,062	(79,144)
Orange SA	14,882	259,985	(17,995)
Peugeot SA	47,022	787,556	(223,943)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Publicis Groupe SA	4,244	$354,386	($70,451)
Renault SA	582	57,048	(13,108)
Safran SA	2,330	168,792	(11,885)
Sanofi	3,666	377,675	(73,092)
SCOR SE	7,217	255,619	(42,248)
SEB SA	1,485	145,846	33,210
Societe BIC SA	1,418	225,507	(25,718)
Sodexo SA	2,555	259,357	14,360
Suez	5,662	100,393	(12,080)
Technip SA	877	46,322	1,146
Teleperformance	5,551	451,235	21,613
Television Francaise 1	2,526	33,633	(6,882)
Thales SA	8,381	586,024	109,973
TOTAL SA	2,881	122,753	15,408
Valeo SA	4,386	223,767	(29,054)
Veolia Environnement SA	18,660	424,870	(21,913)
Vivendi SA	8,112	202,811	(51,045)

			(736,976)

Germany

Allianz SE	2,250	360,129	(39,148)
Aurubis AG	9,546	525,188	(91,104)
Brenntag AG	1,726	103,365	(19,754)
Covestro AG ~	3,110	118,274	20,247
Deutsche Lufthansa AG	2,453	37,591	(8,749)
E.ON SE	44,486	431,905	17,175
Evonik Industries AG	7,910	260,748	(24,961)
Fraport AG Frankfurt Airport Services Worldwide	2,266	133,653	(12,329)
Freenet AG	21,749	722,484	(162,368)
Hannover Rueck SE	1,760	179,245	5,164
HOCHTIEF AG	7,014	665,799	239,787
HUGO BOSS AG	2,747	218,886	(62,713)
KION Group AG	6,744	313,064	13,805
Krones AG	146	17,166	(1,744)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,768	530,117	(65,935)
OSRAM Licht AG	18,326	897,670	54,496
Rheinmetall AG	7,447	519,134	(76,193)
Salzgitter AG	3,940	124,313	(20,138)
Software AG	8,093	269,422	5,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
STADA Arzneimittel AG	1,619	$59,330	$24,579
Suedzucker AG	3,931	69,466	17,116
Symrise AG	439	27,689	2,256
Talanx AG	2,895	89,572	(3,350)
thyssenkrupp AG	2,648	56,812	(3,586)

			(191,688)

Italy

A2A SPA	402,241	489,794	37,652
Atlantia SPA	6,825	187,852	(17,329)
Autogrill SPA	37,001	344,750	(45,608)
Banca Generali SPA	1,034	31,844	(11,119)
Banca Popolare dell’Emilia Romagna SC	15,616	77,577	(20,244)
Buzzi Unicem SPA	1,796	29,507	1,967
Davide Campari-Milano SPA	8,179	71,803	9,158
Eni SPA	9,198	129,329	18,826
FinecoBank Banca Fineco SPA	9,080	67,650	(8,348)
Hera SPA	50,787	145,368	(6,751)
Leonardo-Finmeccanica SPA	30,564	377,699	(68,614)
Mediobanca SPA	20,132	158,523	(42,526)
Moncler SPA	12,466	224,042	(27,236)
Poste Italiane SPA ~	59,663	415,560	(19,400)
Prysmian SPA	26,849	586,813	2,503
Recordati SPA	9,079	220,466	52,627
Snam SPA	15,205	79,549	11,353
UniCredit SPA	14,111	42,780	(11,747)
Unipol Gruppo Finanziario SPA	57,929	234,269	(97,861)
UnipolSai SPA	18,881	42,315	(13,822)

			(256,519)

Netherlands

ABN AMRO Group NV	3,462	68,718	(11,800)
Akzo Nobel NV	554	42,299	(7,884)
ASM International NV	3,514	142,609	(6,973)
Boskalis Westminster	9,331	486,788	(168,388)
Delta Lloyd NV	47,803	213,569	(45,603)
Fugro NV	12,403	169,280	49,021
Heineken NV	1,506	125,225	12,909
Koninklijke Ahold NV	24,107	484,621	47,726
Koninklijke Vopak NV	963	39,924	8,014
NN Group NV	22,538	739,623	(119,184)
Randstad Holding NV	8,495	507,490	(167,765)
Wolters Kluwer NV	6,836	217,658	59,142

			(350,785)

Portugal

Galp Energia SGPS SA	2,668	28,897	8,211
Jeronimo Martins SGPS SA	13,350	190,994	19,559
NOS SGPS SA	7,252	60,063	(16,176)

			11,594

Spain

Acciona SA	1,313	100,199	(4,386)
ACS Actividades de Construccion y Servicios SA	20,405	572,306	(12,611)
ACS Actividades de Construccion y Servicios SA (Right)	20,405	16,005	(1,671)
Almirall SA	13,488	250,051	(47,255)
Ebro Foods SA	4,739	105,853	3,230
Enagas SA	3,929	120,760	(727)
Endesa SA	26,768	515,590	21,525
Gamesa Corp Tecnologica SA	33,349	558,651	105,799
Gas Natural SDG SA	29,080	533,504	44,540
Iberdrola SA	101,037	681,332	7,902
Mediaset Espana Comunicacion SA	7,260	96,970	(15,014)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Prosegur Cia de Seguridad SA	6,232	$34,521	$3,037
Red Electrica Corp SA	682	56,871	4,068
Repsol SA	41,019	408,041	117,778
Tecnicas Reunidas SA	3,254	124,435	(26,906)

			199,309

Switzerland

STMicroelectronics NV	57,545	322,080	15,861

United Kingdom

Dialog Semiconductor PLC	10,858	461,925	(136,581)
Fiat Chrysler Automobiles NV	20,263	147,757	(23,029)

			(159,610)

Total Long Positions			(1,468,217)

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	4,878	583,528	(61,524)
Telenet Group Holding NV	1,857	95,158	10,243
UCB SA	4,270	334,649	14,025
Umicore SA	2,344	105,571	(15,507)

			(52,763)

Finland

Nokia OYJ	90,722	600,115	83,411
Nokian Renkaat OYJ	3,822	132,989	(4,000)
Sampo OYJ ‘A’	7,637	368,165	55,838
UPM-Kymmene OYJ	6,072	104,755	(6,793)
Wartsila OYJ Abp	1,921	81,837	3,457

			131,913

France

Accor SA	4,095	175,717	18,812
Air Liquide SA	2,477	264,713	6,654
Airbus Group SE	3,938	273,488	47,761
Alstom SA	4,964	129,850	15,238
BNP Paribas SA	1,553	98,344	30,236
Bollore SA	85,229	433,389	146,463
Bouygues SA	4,554	150,588	20,123
Bureau Veritas SA	5,362	108,737	(3,839)
Carrefour SA	14,798	508,397	144,429
Credit Agricole SA	6,027	60,622	9,953
Danone SA	11,479	819,377	16,043
Edenred	33,792	652,968	(38,963)
Electricite de France SA	24,644	342,648	43,832
Essilor International SA	2,498	301,910	(26,401)
Iliad SA	559	136,511	23,668
Ingenico Group SA	4,555	511,305	(16,644)
JCDecaux SA	805	31,266	4,124
Kering	1,139	193,831	10,471
L’Oreal SA	3,246	580,742	(40,719)
LVMH Moet Hennessy Louis Vuitton SE	1,444	248,506	30,844
Natixis SA	32,083	147,543	26,818
Orpea	2,256	181,244	(3,741)
Pernod Ricard SA	919	103,517	1,768
Plastic Omnium SA	6,340	197,519	20,277
Remy Cointreau SA	2,384	176,953	(28,265)
Schneider Electric SE	427	32,671	7,760
Vallourec SA	61,794	231,321	12,758
Vinci SA	933	68,789	2,950
Zodiac Aerospace	36,916	1,064,231	203,033

			685,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Germany

adidas AG	1,222	$102,406	($73,012)
Axel Springer SE	1,430	75,383	302
BASF SE	3,074	301,287	65,575
Bayerische Motoren Werke AG	7,290	674,092	143,559
Commerzbank AG	16,819	227,652	118,121
Continental AG	788	169,340	20,228
Daimler AG	9,007	613,503	74,537
Deutsche Bank AG	11,546	210,942	51,339
Deutsche Telekom AG	24,518	431,704	13,615
Duerr AG	2,757	196,512	(12,833)
Fresenius Medical Care AG & Co KGaA	2,778	239,499	(2,483)
Infineon Technologies AG	11,646	142,533	(26,060)
Merck KGaA	2,560	230,409	(29,798)
METRO AG	1,600	52,757	3,547
MTU Aero Engines AG	1,628	152,360	259
RWE AG	62,246	821,445	(169,840)
SAP SE	5,804	443,443	7,531
Schaeffler AG Preferred	7,317	114,804	18,157
Siemens AG	5,521	580,404	13,830
Telefonica Deutschland Holding AG	28,047	161,784	46,255
Volkswagen AG Preferred	4,024	540,610	53,220
Zalando SE ~	8,980	288,376	50,707

			366,756

Italy

Azimut Holding SPA	11,043	229,894	49,717
Intesa Sanpaolo SPA	61,016	163,231	47,012
Luxottica Group SPA	6,042	329,024	34,550
Saipem SPA	338,858	141,921	6,435
Salvatore Ferragamo SPA	8,109	185,206	19,913
Telecom Italia SPA	230,485	263,077	73,777
Unione di Banche Italiane SPA	70,853	288,092	92,427

			323,831

Luxembourg

Eurofins Scientific SE	389	140,092	(4,022)
Tenaris SA	36,541	488,192	(39,941)

			(43,963)

Netherlands

Aegon NV	65,630	294,063	34,014
Altice NV ‘A’	14,535	200,385	(16,645)
ASML Holding NV	4,849	523,685	46,356

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Gemalto NV	1,707	$107,773	$4,356
Koninklijke KPN NV	144,559	544,864	29,590
Koninklijke Philips NV	12,470	351,574	41,864
OCI NV	3,962	55,642	1,969
SBM Offshore NV	46,712	599,527	58,175

			199,679

Portugal

EDP - Energias de Portugal SA	74,587	271,965	43,611

Spain

Amadeus IT Holding SA ‘A’	10,015	421,182	(20,068)
Atresmedia Corp de Medios de Comunicacion SA	13,944	137,547	1,252
Banco Bilbao Vizcaya Argentaria SA	13,090	84,212	9,213
Banco de Sabadell SA	42,943	70,356	13,488
Bankinter SA	41,683	283,499	14,428
CaixaBank SA	102,755	305,653	79,183
Cellnex Telecom SAU ~	30,723	523,431	41,306
Distribuidora Internacional de Alimentacion SA	74,425	408,029	(26,384)
Grifols SA	12,427	270,517	(11,780)
Industria de Diseno Textil SA	1,917	60,891	(3,509)
Obrascon Huarte Lain SA	18,285	101,630	37,217
Telefonica SA	21,001	214,179	14,799
Zardoya Otis SA	14,050	145,690	13,011

			162,156

United Kingdom

CNH Industrial NV	94,768	674,542	(12,876)
RELX NV	16,802	288,703	(1,984)

			(14,860)

United States

QIAGEN NV	6,987	155,838	3,575

Total Short Positions			1,805,378

Total Long and Short Positions			337,161

Net Cash and Other Receivables (Payables) (3)			(14,434)

			$322,727

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/07/18	$113,182

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Ajinomoto Co Inc	18,100	$398,473	$27,981
Alfresa Holdings Corp	9,400	172,770	23,616
Amada Holdings Co Ltd	41,600	383,480	38,849
Aozora Bank Ltd	12,000	45,452	(3,824)
Asahi Kasei Corp	22,000	206,073	(52,974)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Astellas Pharma Inc	42,100	$632,159	$28,068
Bandai Namco Holdings Inc	32,000	675,191	150,617
Bridgestone Corp	11,000	408,231	(54,725)
Central Japan Railway Co	1,200	214,502	(1,066)
Chiyoda Corp	29,000	196,485	(4,705)
Chubu Electric Power Co Inc	80,300	1,119,411	23,341
Citizen Holdings Co Ltd	32,000	185,518	(29,767)
Concordia Financial Group Ltd	12,000	76,184	(29,841)
Dai Nippon Printing Co Ltd	9,000	91,673	8,631

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Daicel Corp	28,200	$341,771	($49,560)
Daiichi Sankyo Co Ltd	7,200	172,488	2,437
DeNA Co Ltd	3,200	49,726	25,133
Dentsu Inc	800	39,022	(1,521)
Disco Corp	1,900	171,720	116
East Japan Railway Co	800	70,730	3,409
Ezaki Glico Co Ltd	1,500	78,075	9,674
FamilyMart Co Ltd	2,000	109,968	11,914
Fuji Heavy Industries Ltd	15,400	528,436	914
FUJIFILM Holdings Corp	4,000	166,477	(11,276)
Fujitsu Ltd	17,000	63,256	(742)
Hakuhodo DY Holdings Inc	18,500	193,362	28,375
Haseko Corp	49,600	540,476	(41,113)
Hisamitsu Pharmaceutical Co Inc	2,100	106,267	14,822
Hitachi Capital Corp	2,400	54,178	(6,545)
Hitachi Chemical Co Ltd	21,700	376,697	28,581
Hitachi High-Technologies Corp	13,500	354,814	14,651
Hitachi Metals Ltd	21,000	297,785	(84,443)
Hokuhoku Financial Group Inc	72,000	173,194	(91,191)
Hoya Corp	25,400	986,156	(78,970)
Idemitsu Kosan Co Ltd	12,600	211,652	61,896
Inpex Corp	37,300	329,050	(37,342)
Isuzu Motors Ltd	11,100	134,044	2,674
ITOCHU Corp	9,600	118,569	(1,131)
Itochu Techno-Solutions Corp	21,800	441,555	28,088
Japan Airlines Co Ltd	30,700	1,012,450	(24,751)
Japan Petroleum Exploration Co Ltd	19,000	477,115	(94,132)
JSR Corp	18,000	305,773	(67,397)
JTEKT Corp	26,300	369,812	(71,715)
JX Holdings Inc	116,500	444,319	10,418
Kajima Corp	20,000	91,911	47,024
Kaken Pharmaceutical Co Ltd	6,300	533,832	(120,791)
Kamigumi Co Ltd	18,000	159,905	6,466
Kaneka Corp	49,000	422,412	(95,472)
Kewpie Corp	3,300	72,443	32,816
Kobayashi Pharmaceutical Co Ltd	2,200	91,897	5,799
Konami Holdings Corp	11,207	256,723	170,822
Konica Minolta Inc	53,900	561,174	(168,536)
Kose Corp	1,100	88,482	4,731
Kuraray Co Ltd	11,800	137,976	2,815
Kurita Water Industries Ltd	2,400	59,015	(5,515)
LIXIL Group Corp	13,800	289,514	(62,892)
Mazda Motor Corp	28,286	449,358	(75,041)
Medipal Holdings Corp	24,000	406,895	(12,315)
MEIJI Holdings Co Ltd	1,100	66,852	46,179
Miraca Holdings Inc	3,700	157,355	3,107
Mitsubishi Chemical Holdings Corp	51,200	311,424	(76,724)
Mitsubishi Electric Corp	28,000	294,447	39,827
Mitsubishi Gas Chemical Co Inc	29,000	157,300	(6,010)
Mitsubishi Motors Corp	45,100	337,596	(129,399)
Mitsubishi Tanabe Pharma Corp	48,900	821,712	61,823
Mitsui & Co Ltd	3,400	47,505	(6,919)
Mitsui Chemicals Inc	118,000	443,780	(10,158)
Mixi Inc	16,600	615,264	71,069
MS&AD Insurance Group Holdings Inc	10,100	293,716	(32,024)
Nexon Co Ltd	33,300	485,901	6,941
NHK Spring Co Ltd	37,800	366,567	(59,787)
Nikon Corp	23,300	321,422	(5,944)
Nippon Electric Glass Co Ltd	25,000	133,422	(29,059)
Nippon Express Co Ltd	117,000	578,560	(43,904)
Nippon Shokubai Co Ltd	7,800	452,274	(3,646)
Nippon Telegraph & Telephone Corp	18,100	666,842	181,956
Nippon Yusen KK	69,000	132,675	(11,288)
Nisshin Seifun Group Inc	4,600	76,402	(2,457)
Nitori Holdings Co Ltd	1,600	132,047	62,007
Nitto Denko Corp	700	47,879	(3,475)
NOK Corp	17,600	491,627	(192,327)
Nomura Research Institute Ltd	5,660	207,616	(34)
NSK Ltd	17,600	173,518	(44,687)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
NTN Corp	77,000	$268,406	($60,632)
NTT Data Corp	2,600	132,374	(9,580)
Obayashi Corp	17,100	174,107	7,955
Obic Co Ltd	1,500	64,038	18,532
Olympus Corp	1,700	67,483	(4,002)
Oracle Corp Japan	3,700	180,098	17,198
Osaka Gas Co Ltd	105,000	411,850	(8,178)
Otsuka Corp	11,500	554,493	(16,738)
Otsuka Holdings Co Ltd	15,800	541,129	186,981
Panasonic Corp	60,700	853,210	(330,975)
Pola Orbis Holdings Inc	6,900	437,308	212,052
Recruit Holdings Co Ltd	9,600	315,988	34,740
Resona Holdings Inc	20,600	110,001	(34,709)
Rohm Co Ltd	10,400	556,615	(146,125)
Sankyo Co Ltd	10,415	390,713	(223)
Santen Pharmaceutical Co Ltd	27,800	377,288	59,650
Seiko Epson Corp	10,200	176,504	(12,981)
Sekisui Chemical Co Ltd	47,900	602,855	(12,688)
Shimadzu Corp	19,000	285,936	(303)
Shimamura Co Ltd	3,800	365,895	199,494
Shin-Etsu Chemical Co Ltd	1,900	118,713	(7,395)
Shionogi & Co Ltd	5,000	218,382	54,949
SMC Corp	400	100,224	(1,814)
Sojitz Corp	537,900	1,109,453	165,119
Sompo Japan Nipponkoa Holdings Inc	7,400	244,159	(47,229)
Sugi Holdings Co Ltd	5,000	243,726	35,063
Sumitomo Chemical Co Ltd	88,000	449,986	(86,893)
Sumitomo Corp	21,100	217,474	(4,788)
Sumitomo Electric Industries Ltd	3,500	42,974	3,350
Sumitomo Heavy Industries Ltd	27,000	155,739	(37,131)
Sumitomo Rubber Industries Ltd	12,700	211,670	(41,644)
Sundrug Co Ltd	900	61,667	22,839
Suzuken Co Ltd	19,000	663,084	(65,035)
Suzuki Motor Corp	17,600	452,096	24,475
T&D Holdings Inc	41,805	493,854	(138,844)
Taiheiyo Cement Corp	176,000	443,781	(26,913)
TDK Corp	800	52,222	(7,441)
Teijin Ltd	77,000	270,598	(15,454)
The Dai-ichi Life Insurance Co Ltd	37,100	542,762	(127,450)
The Gunma Bank Ltd	18,000	130,251	(64,884)
The Hachijuni Bank Ltd	16,000	120,878	(51,194)
The Hiroshima Bank Ltd	11,000	65,616	(28,861)
The Iyo Bank Ltd	7,500	92,764	(46,829)
The Kansai Electric Power Co Inc	10,700	94,794	9,416
Toho Gas Co Ltd	31,000	216,442	37,223
Tohoku Electric Power Co Holdings Inc	37,800	512,635	(35,579)
Tokio Marine Holdings Inc	2,800	91,335	1,880
Tokyo Broadcasting System Holdings Inc	4,800	65,687	(762)
Tokyo Electric Power Co Holdings Inc	137,800	662,517	(78,928)
Tokyo Gas Co Ltd	144,000	717,497	(122,955)
Toppan Printing Co Ltd	51,000	438,432	103
Tosoh Corp	74,000	305,008	36,326
Toyo Suisan Kaisha Ltd	7,800	284,786	31,606
Toyoda Gosei Co Ltd	9,000	177,176	(16,892)
Toyota Boshoku Corp	22,000	363,682	95,566
Toyota Tsusho Corp	11,000	244,059	(7,236)
West Japan Railway Co	4,400	254,722	24,121
Yamaguchi Financial Group Inc	7,000	90,516	(24,322)
Yamazaki Baking Co Ltd	5,000	106,808	32,781

			(1,161,736)

Total Long Positions			(1,161,736)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Japan

Advantest Corp	14,600	$137,959	($24,920)
Aeon Co Ltd	49,500	632,830	(135,736)
AEON Financial Service Co Ltd	11,400	240,055	(6,789)
Aisin Seiki Co Ltd	8,000	326,685	819
Alps Electric Co Ltd	14,100	268,830	954
ANA Holdings Inc	84,000	237,196	(2,171)
Asahi Glass Co Ltd	33,000	190,482	11,394
Asics Corp	26,600	591,654	142,249
Calbee Inc	4,000	162,054	(5,290)
Canon Inc	6,300	183,697	3,831
Casio Computer Co Ltd	5,600	94,672	14,030
Century Tokyo Leasing Corp	1,531	52,176	2,628
Chugai Pharmaceutical Co Ltd	12,500	412,106	(33,372)
Credit Saison Co Ltd	31,300	579,091	53,298
Daikin Industries Ltd	2,300	158,808	(34,495)
Daiwa Securities Group Inc	30,000	187,305	29,254
Denso Corp	17,300	740,663	131,957
Don Quijote Holdings Co Ltd	4,100	147,655	(4,713)
Eisai Co Ltd	4,000	263,944	40,600
Electric Power Development Co Ltd	7,100	218,824	53,406
FANUC Corp	2,600	405,607	(17,344)
Fast Retailing Co Ltd	2,800	923,809	172,064
Hamamatsu Photonics KK	22,604	604,725	(29,523)
Hankyu Hanshin Holdings Inc	7,000	41,859	(10,337)
Hirose Electric Co Ltd	1,100	151,966	16,703
Hitachi Construction Machinery Co Ltd	6,600	97,084	750
Hitachi Ltd	38,000	248,854	89,639
Honda Motor Co Ltd	3,500	121,221	33,422
IHI Corp	216,000	544,982	(37,245)
Isetan Mitsukoshi Holdings Ltd	33,700	543,361	243,404
J Front Retailing Co Ltd	21,800	361,744	135,714
Japan Display Inc	80,700	325,829	194,545
Japan Post Bank Co Ltd	5,300	68,052	5,731
Japan Tobacco Inc	12,500	451,006	(52,771)
JFE Holdings Inc	20,300	296,731	31,913
JGC Corp	2,000	38,795	10,164
Kakaku.com Inc	7,700	149,990	(3,006)
Kansai Paint Co Ltd	8,800	127,127	(50,542)
Kao Corp	1,200	58,230	(11,661)
Kawasaki Heavy Industries Ltd	15,000	45,191	2,896
Keihan Electric Railway Co Ltd	13,000	89,913	(168)
Keikyu Corp	29,000	246,161	(45,669)
Keio Corp	25,000	207,006	(28,815)
Keisei Electric Railway Co Ltd	10,000	131,663	2,765
Keyence Corp	500	275,525	(65,639)
Kikkoman Corp	8,000	233,407	(61,793)
Kintetsu Group Holdings Co Ltd	81,000	283,974	(62,661)
Kirin Holdings Co Ltd	26,500	374,645	(72,309)
Kobe Steel Ltd	507,000	464,671	47,980
Koito Manufacturing Co Ltd	1,400	63,510	(953)
Komatsu Ltd	2,300	33,401	(6,554)
Kubota Corp	17,500	276,604	39,911
Kyowa Hakko Kirin Co Ltd	8,700	143,784	(4,601)
Kyushu Electric Power Co Inc	92,400	1,069,261	142,544
M3 Inc	2,800	69,105	(28,615)
Mabuchi Motor Co Ltd	4,700	218,570	19,503
Makita Corp	3,857	209,837	(46,257)
Marubeni Corp	35,400	159,376	(552)
Marui Group Co Ltd	67,853	828,398	(85,032)
Minebea Co Ltd	34,000	491,573	260,580
MISUMI Group Inc	30,500	452,860	(97,809)
Mitsubishi Corp	4,300	65,390	(10,322)
Mitsubishi Heavy Industries Ltd	85,000	354,225	12,421
Mitsubishi Logistics Corp	37,000	489,811	(27,831)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Mitsubishi Materials Corp	17,000	$49,752	$9,048
Mitsubishi UFJ Financial Group Inc	15,400	75,521	6,485
Mitsui OSK Lines Ltd	312,000	744,382	80,912
Mizuho Financial Group Inc	67,500	104,151	7,015
Murata Manufacturing Co Ltd	2,600	299,945	8,447
Nagoya Railroad Co Ltd	36,000	176,024	(26,816)
NGK Insulators Ltd	11,000	242,137	19,748
NGK Spark Plug Co Ltd	36,100	946,535	401,614
Nidec Corp	14,700	1,095,926	(23,082)
Nippon Paint Holdings Co Ltd	16,100	358,328	(39,693)
Nippon Steel & Sumitomo Metal Corp	13,300	240,464	(17,019)
Nissan Motor Co Ltd	28,100	268,047	17,274
Nomura Holdings Inc	76,500	403,226	131,149
Odakyu Electric Railway Co Ltd	60,000	622,756	(80,801)
Oji Holdings Corp	8,000	34,869	4,157
Omron Corp	5,000	154,407	(8,797)
Ono Pharmaceutical Co Ltd	7,000	209,477	(95,450)
Oriental Land Co Ltd	9,900	566,417	(74,602)
Park24 Co Ltd	9,400	261,417	(61,608)
Pigeon Corp	31,300	716,084	(219,612)
Rakuten Inc	45,600	525,714	30,801
Ricoh Co Ltd	70,100	690,659	82,998
Rinnai Corp	2,300	187,081	(16,154)
Ryohin Keikaku Co Ltd	400	83,209	(14,270)
Sega Sammy Holdings Inc	12,000	142,055	12,814
Seibu Holdings Inc	8,500	227,860	83,893
Sekisui House Ltd	20,200	354,304	560
Seven & i Holdings Co Ltd	2,000	84,804	948
Seven Bank Ltd	30,700	121,457	26,167
Shikoku Electric Power Co Inc	24,500	355,947	65,735
Shimano Inc	4,200	635,787	(6,383)
Shimizu Corp	13,000	119,723	(2,075)
Shinsei Bank Ltd	153,000	208,477	(14,441)
Shiseido Co Ltd	16,800	352,385	(85,386)
SoftBank Group Corp	12,200	709,980	20,045
Sohgo Security Services Co Ltd	7,400	375,188	9,368
Sony Corp	12,600	334,295	(36,926)
Sony Financial Holdings Inc	18,600	254,249	43,941
Stanley Electric Co Ltd	14,200	310,818	7,558
Sumco Corp	69,600	609,168	163,291
Sumitomo Dainippon Pharma Co Ltd	3,200	34,531	(20,934)
Sumitomo Metal Mining Co Ltd	17,000	196,934	24,004
Sumitomo Mitsui Financial Group Inc	4,000	129,736	14,236
Sumitomo Mitsui Trust Holdings Inc	80,000	353,444	93,139
Suntory Beverage & Food Ltd	1,300	55,464	(3,363)
Suruga Bank Ltd	2,300	44,715	(7,264)
Sysmex Corp	800	42,918	(12,169)
Taisei Corp	5,000	32,720	(8,363)
Taisho Pharmaceutical Holdings Co Ltd	1,200	97,400	(28,876)
Taiyo Nippon Sanso Corp	19,000	179,064	4,435
Takashimaya Co Ltd	18,000	158,311	29,385
Takeda Pharmaceutical Co Ltd	2,900	125,456	385
Terumo Corp	2,700	69,598	(45,626)
The Bank of Kyoto Ltd	22,000	143,548	8,606
The Chugoku Electric Power Co Inc	30,600	411,290	22,267
The Yokohama Rubber Co Ltd	12,700	179,567	20,283
THK Co Ltd	11,200	213,455	22,557
Tobu Railway Co Ltd	15,000	71,450	(10,878)
Tokyu Corp	28,000	236,730	(9,101)
Toray Industries Inc	8,000	68,900	637
TOTO Ltd	2,100	80,695	(3,219)
Toyo Seikan Group Holdings Ltd	20,600	376,378	(17,248)
Toyota Industries Corp	13,000	676,653	159,775
Toyota Motor Corp	6,300	338,151	27,571
Tsuruha Holdings Inc	1,500	163,272	(18,361)
Unicharm Corp	47,000	956,118	(99,858)
Yahoo Japan Corp	62,100	253,802	(21,572)
Yakult Honsha Co Ltd	10,600	561,956	11,041

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Yamaha Motor Co Ltd	28,400	$468,179	$34,945
Yamato Holdings Co Ltd	43,200	896,919	(94,996)
Yaskawa Electric Corp	53,800	653,863	(48,569)

			1,275,296

Total Short Positions			1,275,296

Total Long and Short Positions			113,560

Net Cash and Other Receivables (Payables) (3)			(378)

			$113,182

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/02/17	$40,786

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

Chr Hansen Holding AS	474	$23,260	$7,870
DSV AS	1,607	60,749	6,823
GN Store Nord AS	1,757	35,076	(3,337)
ISS AS	8,495	308,237	11,263
Jyske Bank AS	1,094	42,834	(1,303)
Novo Nordisk AS ‘B’	3,029	173,085	(9,964)
Pandora AS	2,888	336,648	56,696
TDC AS	102,764	487,260	16,332
Vestas Wind Systems AS	4,041	272,344	2,321

			86,701

Total Long Positions			86,701

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

Genmab AS	749	$104,320	($32,258)
Novozymes AS ‘B’	8,237	367,010	(28,538)
Tryg AS	14,141	268,999	15,809

			(44,987)

Total Short Positions			(44,987)

Total Long and Short Positions			41,714

Net Cash and Other Receivables (Payables) (3)			(928)

			$40,786

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/03/17	($78,566)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Norsk Hydro ASA	33,701	$169,011	($45,637)
Telenor ASA	19,375	307,051	13,663
Yara International ASA	5,292	272,147	(104,037)

			(136,011)

United Kingdom

Subsea 7 SA	17,023	100,499	66,828

Total Long Positions			(69,183)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

DNB ASA	10,882	$125,224	($5,031)
Gjensidige Forsikring ASA	11,967	193,179	(6,202)
Schibsted ASA ‘A’	11,568	359,525	12,764
Statoil ASA	6,583	102,911	(10,833)

			(9,302)

Total Short Positions			(9,302)

Total Long and Short Positions			(78,485)

Net Cash and Other Receivables (Payables) (3)			(81)

			($78,566)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/03/17	$1,387,163

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Luxembourg

Millicom International Cellular SA	1,845	$96,253	$16,918

Sweden

Axfood AB	2,116	38,901	1,742
BillerudKorsnas AB	16,412	270,160	(25,252)
Boliden AB	18,146	390,398	(35,750)
Bonava AB ‘B’	13,295	170,130	(9,849)
Electrolux AB ‘B’	25,451	740,760	(46,842)
Husqvarna AB ‘B’	22,370	165,232	1,346
ICA Gruppen AB	979	35,652	(2,841)
NCC AB ‘B’	18,491	569,392	(140,047)
Saab AB ‘B’	2,427	80,205	(4,520)
Securitas AB ‘B’	6,531	90,768	10,057
Skanska AB ‘B’	8,878	193,807	(7,911)
SSAB AB ‘A’	11,808	30,357	(2,858)
Swedish Match AB	8,599	298,286	1,803
Swedish Orphan Biovitrum AB	6,427	92,834	(13,933)
Telefonaktiebolaget LM Ericsson ‘B’	28,857	221,465	230
Telia Co AB	55,738	345,884	(81,938)

			(356,563)

Total Long Positions			(339,645)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	3,182	$60,218	$10,067
Assa Abloy AB ‘B’	35,679	689,808	(44,210)
Atlas Copco AB ‘A’	1,497	36,843	(2,037)
Getinge AB ‘B’	7,015	172,929	28,097
Hennes & Mauritz AB ‘B’	16,789	563,371	69,425
Hexagon AB ‘B’	9,579	357,230	6,678
Modern Times Group MTG AB ‘B’	2,298	68,063	6,978
Nordea Bank AB	5,502	56,391	9,714
Sandvik AB	13,089	162,363	31,317
Skandinaviska Enskilda Banken AB ‘A’	23,910	230,340	21,470
Svenska Cellulosa AB SCA ‘B’	7,083	218,190	(9,391)
Svenska Handelsbanken AB ‘A’	29,338	360,684	4,506
Swedbank AB ‘A’	15,233	294,977	(24,963)
Volvo AB ‘B’	10,803	143,854	36,533

			144,184

Total Short Positions			144,184

Total Long and Short Positions			(195,461)

Net Cash and Other Receivables (Payables) (3)			1,582,624

			$1,387,163

Total Basket Swaps			$6,299,196

(1)	The expiration dates may vary by the underlying investments in each basket swap.
(2)	Notional amount represents the value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (or losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay Total Return	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	GSC	07/29/16	2	$2,602	$—	$2,602
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	09/16/16	38	130,142	—	130,142

					$132,744	$—	$132,744

Total Swap Agreements					$6,431,940	$—	$6,431,940

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$113,956,322	$18,195,683	$95,760,639	$—
	Derivatives:
	Equity Contracts
	Futures	940,648	940,648	—	—
	Swaps	7,024,812	132,744	6,892,068	—

	Total Equity Contracts	7,965,460	1,073,392	6,892,068	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	675,924	—	675,924	—

	Total Assets - Derivatives	8,641,384	1,073,392	7,567,992	—

	Total Assets	122,597,706	19,269,075	103,328,631	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(524,314)	(524,314)	—	—
	Swaps	(592,872)	—	(592,872)	—

	Total Equity Contracts	(1,117,186)	(524,314)	(592,872)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(691,275)	—	(691,275)	—

	Total Liabilities - Derivatives	(1,808,461)	(524,314)	(1,284,147)	—

	Total Liabilities	(1,808,461)	(524,314)	(1,284,147)	—

	Total	$120,789,245	$18,744,761	$102,044,484	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.7%

Singapore - 0.7%

Yoma Strategic Holdings Ltd *	1,097,467	$460,499

Total Common Stocks (Cost $369,163)		460,499

	Principal Amount
CORPORATE BONDS & NOTES - 3.3%

Angola - 1.3%

Republic of Angola via Northern Lights 7.000% due 08/16/19 ~	$815,750	823,744

Azerbaijan - 0.6%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	400,000	399,600

Georgia - 1.4%

Bank of Georgia JSC 7.750% due 07/05/17 ~	585,000	611,910
Georgian Oil and Gas Corp JSC 6.750% due 04/26/21 ~	300,000	310,500

		922,410

Total Corporate Bonds & Notes (Cost $2,062,955)		2,145,754

SENIOR LOAN NOTES - 1.9%

Ethiopia - 1.0%

Eithiopian Railways Corp 4.143% due 08/01/21 § +	700,000	666,444

Suriname - 0.9%

The Republic of Suriname 8.570% due 09/30/17 § +	560,000	570,648

Total Senior Loan Notes (Cost $1,212,927)		1,237,092

MORTGAGE-BACKED SECURITIES - 0.7%

United States - 0.7%

Fannie Mae (IO)
5.697% due 01/25/43 " §	2,062,594	424,414

Total Mortgage-Backed Securities (Cost $417,381)		424,414

FOREIGN GOVERNMENT BONDS & NOTES - 72.9%

Albania - 2.5%

Albania Government 5.750% due 11/12/20 ~	EUR 1,334,000	1,578,490

Argentina - 1.3%

City of Buenos Aires Argentina 7.500% due 06/01/27 ~	$791,000	826,595

	Principal Amount	Value
Armenia - 1.5%

Armenia Government 7.150% due 03/26/25 ~	$907,000	$925,140

Barbados - 1.5%

Barbados Government
6.625% due 12/05/35 ~	1,021,000	837,220
7.000% due 08/04/22 ~	145,000	143,695

		980,915

Belarus - 2.1%

Belarus International 8.950% due 01/26/18 ~	1,281,000	1,338,004

Croatia - 1.3%

Croatia Government 3.000% due 03/11/25 ~	EUR 776,000	821,341

Cyprus - 4.5%

Cyprus Government
3.875% due 05/06/22 ~	879,000	1,001,422
4.250% due 11/04/25 ~	1,074,000	1,235,969
4.625% due 02/03/20 ~	514,000	609,658

		2,847,049

Dominican Republic - 3.0%

Dominican Republic
5.500% due 01/27/25 ~	$515,000	526,587
8.625% due 04/20/27 ~	104,000	124,020
10.400% due 05/10/19 ~	DOP 12,700,000	280,362
13.500% due 08/04/17 ~	3,000,000	67,875
14.000% due 06/08/18 ~	16,400,000	384,071
15.000% due 04/05/19 ~	11,200,000	274,899
16.000% due 02/10/17 ~	11,900,000	268,508

		1,926,322

Ecuador - 2.7%

Ecuador Government
7.950% due 06/20/24 ~	$1,761,000	1,545,277
10.500% due 03/24/20 ~	200,000	199,000

		1,744,277

Honduras - 1.1%

Honduras Government 8.750% due 12/16/20 ~	644,000	724,500

Iraq - 4.4%

Iraq International 5.800% due 01/15/28 ~	3,671,000	2,808,315

Kenya - 2.1%

Kenya Government
6.875% due 06/24/24 ~	1,468,000	1,361,673

Lebanon - 1.0%

Lebanon Treasury
6.180% due 07/28/16	LBP 729,320,000	484,174
6.180% due 12/29/16	196,950,000	131,324

		615,498

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Macedonia - 4.9%

Macedonia Government
3.975% due 07/24/21 ~	EUR 1,765,000	$1,912,198
4.875% due 12/01/20 ~	1,080,000	1,215,015

		3,127,213

Mongolia - 4.5%

Development Bank of Mongolia LLC 5.750% due 03/21/17 ~	$480,000	480,624
Mongolia Government
4.125% due 01/05/18 ~	1,114,000	1,086,150
5.125% due 12/05/22 ~	1,332,000	1,098,109
10.875% due 04/06/21 ~	227,000	239,409

		2,904,292

New Zealand - 3.4%

New Zealand Government
2.500% due 09/20/35 ^ ~	NZD 1,312,300	1,060,303
3.000% due 09/20/30 ^ ~	1,348,841	1,128,817

		2,189,120

Nigeria - 1.1%

Nigeria Government
5.125% due 07/12/18 ~	$684,000	687,167

Russia - 5.3%

Russian Federal 8.500% due 09/17/31	RUB 212,578,000	3,402,445

Rwanda - 1.0%

Rwanda Government 6.625% due 05/02/23 ~	$669,000	652,409

Serbia - 7.2%

Serbia Government 7.250% due 09/28/21 ~	661,000	758,167
Serbia Treasury
10.000% due 01/24/18	RSD 103,830,000	1,014,412
10.000% due 03/02/18	138,200,000	1,356,580
10.000% due 02/05/22	141,600,000	1,509,486

		4,638,645

Sri Lanka - 8.4%

Sri Lanka Government
5.875% due 07/25/22 ~	$406,000	395,077
6.250% due 07/27/21 ~	436,000	440,153
6.850% due 11/03/25 ~	547,000	535,572
8.000% due 11/15/18	LKR 8,220,000	52,730
8.750% due 10/15/18	53,000,000	345,067
9.250% due 05/01/20	66,020,000	419,649
9.450% due 10/15/21	47,000,000	291,719
10.000% due 10/01/22	57,100,000	355,928
10.250% due 03/15/25	190,360,000	1,158,020
10.600% due 07/01/19	2,630,000	17,709
10.600% due 09/15/19	3,000,000	20,126
11.000% due 08/01/21	50,270,000	334,307
11.000% due 06/01/26	121,300,000	760,797
11.000% due 05/15/30	26,000,000	158,890
11.200% due 07/01/22	15,380,000	102,206
11.500% due 09/01/28	1,060,000	6,775

		5,394,725

Tanzania - 4.4%

Tanzania Government 6.892% due 03/09/20 § ~	$2,708,449	2,782,931

	Principal Amount	Value
Thailand - 1.3%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 30,192,888	$814,111

Venezuela - 0.4%

Venezuela Government 9.250% due 09/15/27	$581,000	283,238

Zambia - 2.0%

Zambia Government
5.375% due 09/20/22 ~	648,000	508,680
8.500% due 04/14/24 ~	243,000	212,333
8.500% due 04/14/24 ~	670,000	585,446

		1,306,459

Total Foreign Government Bonds & Notes (Cost $46,039,499)		46,680,874

PURCHASED OPTIONS - 2.8%
(See Note (f) in Notes to Schedule of Investments) (Cost $1,524,463)		1,772,670

	Shares

SHORT-TERM INVESTMENTS - 17.7%

Money Market Fund - 11.3%

BlackRock Liquidity Funds T-Fund Portfolio	7,221,742	7,221,742

	Principal Amount
U.S. Treasury Bills - 4.7%

0.275% due 08/18/16	$500,000	499,850
0.270% due 09/22/16 ‡	2,500,000	2,498,635

		2,998,485

Repurchase Agreement - 1.7%

JPMorgan Chase & Co (0.550%) due 07/13/16 (Dated 06/13/16, repurchase price of $1,100,859; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,081,965)	EUR 992,439	1,101,364

Total Short-Term Investments (Cost $11,340,176)		11,321,591

TOTAL INVESTMENTS - 100.0% (Cost $62,966,564)		64,042,894

SECURITIES SOLD SHORT - (1.7%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $988,401)		(1,063,917)

OTHER ASSETS & LIABILITIES, NET - 1.7%		1,064,151

NET ASSETS - 100.0%		$64,043,128

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,237,092 or 1.9% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(b)	As of June 30, 2016, the amounts of $5,000 in cash and investments with a total aggregate value of $1,208,340 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts and swap agreements.

(c)	Securities sold short outstanding as of June 30, 2016 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (1.7%)
Spain Government
5.400% due 01/31/23	EUR 730,000	($1,063,917)

Total Securities Sold Short (Proceeds $988,401)		($1,063,917)

(d)	Open futures contracts outstanding as of June 30, 2016 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/16)	14	($16,348)
TOPIX Index (09/16)	1	1,547
U.S. 5-Year Interest Rate Swap (09/16)	65	(59,701)
U.S. 10-Year Interest Rate Swap (09/16)	52	(93,641)
U.S. 30-Year Interest Rate Swap (09/16)	1	(4,596)

Total Futures Contracts		($172,739)

(e)	Forward foreign currency contracts outstanding as of June 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	16,217,000	USD	4,384,964	02/18	BNP	$3,807
BRL	9,500,000	USD	2,633,023	08/16	BNP	294,178
CAD	6,930,000	USD	5,326,663	08/16	SCB	38,115
CLP	120,185,000	USD	172,618	08/16	BNP	8,196
CNH	16,885,679	USD	2,570,795	07/16	GSC	(40,110)
CNH	9,451,065	USD	1,438,628	07/16	SCB	(22,180)
CNH	14,700,000	USD	2,226,935	08/16	DUB	(24,927)
CNH	16,508,000	USD	2,487,268	11/16	CIT	(25,979)
CNH	5,445,000	USD	819,968	11/16	DUB	(8,627)
CNH	20,105,000	USD	3,032,880	11/16	GSC	(34,853)
CNH	13,088,000	USD	1,970,788	11/16	SCB	(20,588)
CNH	3,328,000	USD	500,632	12/16	BNP	(5,211)
CNH	7,580,000	USD	1,138,789	12/16	SCB	(10,511)
CNH	5,157,000	USD	776,973	01/17	SCB	(10,295)
CNH	14,675,000	USD	2,206,004	02/17	SCB	(28,887)
CNH	4,000,000	USD	598,596	03/17	SCB	(6,133)
CNH	5,312,600	USD	783,801	06/17	CIT	(1,135)
CNH	447,400	USD	66,035	06/17	GSC	(123)
EUR	2,335,949	RON	10,640,247	02/17	BNP	(806)
EUR	991,989	RON	4,520,000	03/17	BNP	(393)
EUR	4,184,485	SEK	38,940,000	07/16	DUB	124,583
EUR	2,512,403	SEK	23,269,094	07/16	GSC	37,543
EUR	2,285,290	SEK	21,472,062	07/16	SCB	(2,150)
EUR	1,530,170	SEK	14,431,000	08/16	GSC	(91,825)
EUR	1,207,636	SEK	11,390,427	09/16	SCB	(6,950)
EUR	950,000	USD	1,080,080	08/16	DUB	(23,994)
EUR	2,611,612	USD	2,923,706	08/16	GSC	(19,750)
EUR	4,286,666	USD	4,872,688	08/16	SCB	(105,011)
GBP	2,868,000	USD	4,206,840	07/16	DUB	(388,435)
IDR	11,367,752,000	USD	846,571	07/16	BNP	11,470
IDR	19,897,409,000	USD	1,483,937	07/16	DUB	18,290
IDR	6,260,430,000	USD	468,280	07/16	SCB	4,545
IDR	11,339,470,000	USD	840,210	08/16	BNP	11,272
IDR	13,599,790,000	USD	1,001,207	08/16	GSC	21,030
IDR	10,909,783,000	USD	808,192	08/16	SCB	11,025
IDR	13,424,022,355	USD	987,054	09/16	BNP	16,620
IDR	18,696,839,000	USD	1,368,282	09/16	DUB	29,646
IDR	5,956,108,645	USD	437,113	09/16	SCB	8,183
INR	277,179,000	USD	4,107,183	08/16	BNP	(29,154)
INR	95,255,000	USD	1,411,593	08/16	SCB	(10,143)
LKR	254,106,690	USD	1,720,743	07/16	CIT	19,260
MXN	49,500,000	USD	2,669,140	08/16	BNP	23,756
NZD	2,192,567	USD	1,493,362	07/16	GSC	70,598
NZD	376,324	USD	266,983	08/16	GSC	1,063
NZD	1,850,993	USD	1,262,297	08/16	SCB	56,463
OMR	902,630	USD	2,342,364	08/16	BNP	1,020
OMR	858,000	USD	2,189,055	06/17	BNP	(5,219)
PEN	1,405,000	USD	426,404	07/16	SCB	(293)
PEN	14,569,654	USD	4,275,761	08/16	BNP	130,693
RON	13,155,247	EUR	2,917,587	02/17	BNP	(31,491)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
RON	6,693,000	EUR	1,484,079	03/17	BNP	($16,437)
RON	11,436,000	EUR	2,534,831	03/17	DUB	(26,748)
RON	790,000	EUR	173,550	05/17	BNP	(608)
RUB	32,783,000	USD	488,524	07/16	BNP	20,234
RUB	165,000,000	USD	2,467,105	07/16	DUB	99,592
RUB	185,943,025	USD	2,771,042	07/16	SCB	114,597
SEK	19,470,000	EUR	2,118,261	07/16	DUB	(49,281)
SEK	19,470,000	EUR	2,072,408	07/16	DUB	1,640
SEK	23,269,094	EUR	2,540,516	07/16	GSC	(68,767)
SEK	23,472,062	EUR	2,557,468	07/16	SCB	(63,538)
SEK	14,431,000	EUR	1,555,995	08/16	GSC	(20,685)
SEK	7,850,000	EUR	833,851	08/16	GSC	2,707
SEK	2,546,000	EUR	270,419	09/16	MSC	1,011
SEK	14,757,000	EUR	1,588,995	09/16	SCB	(18,197)
SGD	4,806,000	USD	3,491,210	07/16	CIT	75,886
SGD	110,000	USD	81,007	07/16	DUB	634
THB	22,463,000	USD	630,452	07/16	DUB	8,486
THB	7,500,000	USD	209,996	11/16	SCB	3,045
TWD	111,683,000	USD	3,458,700	01/17	BNP	18,526
TWD	23,343,000	USD	724,488	01/17	CIT	2,231
TWD	40,000,000	USD	1,238,568	01/17	DUB	6,655
TWD	23,038,000	USD	714,689	01/17	GSC	2,567
TWD	13,734,000	USD	425,531	01/17	JPM	1,990
TWD	50,462,000	USD	1,557,119	02/17	BNP	14,966
TWD	23,109,000	USD	719,234	02/17	CIT	820
TWD	76,381,000	USD	2,361,269	02/17	GSC	17,670
TWD	41,580,000	USD	1,288,903	02/17	SCB	6,044
USD	8,119,242	AED	30,562,000	02/18	BNP	(151,738)
USD	114,164	AUD	158,292	09/16	BNP	(3,598)
USD	1,230,696	AUD	1,671,292	09/16	GSC	(12,669)
USD	811,201	AUD	1,103,000	09/16	MSC	(9,324)
USD	1,248,087	BRL	4,568,000	08/16	SCB	(159,434)
USD	5,281,429	CAD	6,930,000	08/16	SCB	(83,349)
USD	402,464	CAD	517,000	09/16	JPM	2,231
USD	500,298	CAD	638,000	09/16	SCB	6,394
USD	367,666	CLP	251,778,000	08/16	BNP	(11,123)
USD	1,041,847	CLP	722,000,000	09/16	BNP	(41,034)
USD	2,521,374	CNH	16,885,679	07/16	GSC	(9,312)
USD	1,401,840	CNH	9,451,065	07/16	SCB	(14,607)
USD	2,237,498	CNH	14,700,000	08/16	DUB	35,490
USD	2,497,168	CNH	16,508,000	11/16	CIT	35,878
USD	823,503	CNH	5,445,000	11/16	DUB	12,161
USD	3,033,842	CNH	20,105,000	11/16	GSC	36,191
USD	1,979,357	CNH	13,088,000	11/16	SCB	29,157
USD	493,915	CNH	3,328,000	12/16	BNP	(1,505)
USD	1,259,736	CNH	8,507,000	12/16	SCB	(6,525)
USD	744,860	CNH	5,157,000	01/17	SCB	(21,818)
USD	2,170,537	CNH	14,675,000	02/17	SCB	(6,580)
USD	1,027,494	CNH	6,783,000	03/17	CIT	23,245
USD	1,752,456	CNH	11,558,000	03/17	GSC	40,869
USD	2,579,064	CNH	17,008,000	03/17	SCB	60,413
USD	791,483	CNH	5,312,600	06/17	CIT	8,818
USD	768,062	CNH	5,155,000	06/17	GSC	8,615
USD	848,784	EUR	744,070	07/16	BNP	22,174
USD	2,736,831	EUR	2,435,726	08/16	DUB	29,109
USD	6,337,473	EUR	5,650,487	08/16	GSC	54,470
USD	8,559,106	EUR	7,525,150	08/16	SCB	189,551
USD	1,378,535	EUR	1,230,000	09/16	GSC	9,429
USD	2,763,220	EUR	2,450,000	09/16	SCB	36,573
USD	2,823,782	EUR	2,547,620	10/16	JPM	(13,633)
USD	4,062,528	GBP	2,868,000	07/16	DUB	244,123
USD	1,695,530	IDR	23,216,042,000	07/16	BNP	(56,823)
USD	1,041,444	IDR	14,309,549,000	07/16	DUB	(39,297)
USD	986,287	IDR	13,599,790,000	08/16	DUB	(35,950)
USD	625,796	IDR	8,573,410,000	08/16	GSC	(17,982)
USD	995,766	IDR	13,675,843,000	08/16	SCB	(31,154)
USD	281,933	IDR	3,786,355,000	09/16	BNP	(1,177)
USD	195,751	INR	13,223,000	08/16	DUB	1,206
USD	2,481,432	INR	168,787,000	08/16	JPM	(1,867)
USD	2,155,054	LKR	319,600,344	07/16	CIT	(32,801)
USD	31,681	LKR	4,696,770	08/16	CIT	(279)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	267,109	LKR	39,188,133	08/16	CIT	$252
USD	1,400,643	MXN	26,135,000	08/16	BNP	(21,151)
USD	498,185	NOK	4,073,000	09/16	SCB	11,569
USD	885,854	NZD	1,276,124	07/16	GSC	(24,601)
USD	1,606,743	NZD	2,363,118	08/16	GSC	(76,448)
USD	3,558,781	NZD	5,239,739	08/16	SCB	(173,813)
USD	2,316,931	OMR	902,630	08/16	BNP	(26,453)
USD	2,296,392	OMR	891,000	03/17	BNP	14,120
USD	1,459,873	OMR	573,000	05/17	BNP	26
USD	2,188,608	OMR	858,000	06/17	BNP	4,773
USD	6,251,590	OMR	2,453,000	08/17	BNP	45,618
USD	415,402	PEN	1,478,000	07/16	BNP	(32,848)
USD	415,519	PEN	1,478,000	07/16	SCB	(32,731)
USD	3,052,691	PEN	10,436,654	08/16	BNP	(105,591)
USD	666,572	PEN	2,343,000	08/16	SCB	(41,369)
USD	335,819	PEN	1,171,000	09/16	BNP	(16,812)
USD	444,287	PEN	1,565,000	11/16	BNP	(25,340)
USD	1,382,148	PEN	4,962,160	11/16	SCB	(106,715)
USD	1,139,510	PEN	4,133,000	12/16	BNP	(96,266)
USD	1,177,905	RUB	80,026,894	07/16	CIT	(64,681)
USD	2,052,036	RUB	137,779,837	07/16	DUB	(91,231)
USD	2,645,622	RUB	180,173,754	08/16	DUB	(138,451)
USD	1,245,328	RUB	85,398,398	08/16	GSC	(71,313)
USD	245,128	SEK	2,000,000	07/16	SCB	8,487
USD	3,523,267	SGD	4,806,000	07/16	CIT	(43,829)
USD	2,183,802	SGD	2,930,007	07/16	DUB	9,155
USD	2,292,467	SGD	3,075,000	07/16	SCB	10,206
USD	548,830	SGD	748,000	09/16	SCB	(5,895)
USD	639,425	THB	22,463,000	07/16	DUB	487
USD	484,306	THB	17,158,957	11/16	DUB	(3,078)
USD	122,721	THB	4,348,000	11/16	JPM	(780)
USD	466,222	THB	16,439,000	11/16	SCB	(735)
USD	1,434,004	TWD	48,352,000	01/17	BNP	(71,335)
USD	692,260	TWD	23,343,000	01/17	CIT	(34,459)
USD	1,188,498	TWD	40,000,000	01/17	DUB	(56,724)
USD	678,906	TWD	23,038,000	01/17	GSC	(38,350)
USD	2,296,143	TWD	77,065,000	01/17	JPM	(103,265)
USD	1,508,319	TWD	50,462,000	02/17	BNP	(63,765)
USD	688,793	TWD	23,109,000	02/17	CIT	(31,262)
USD	2,277,988	TWD	76,381,000	02/17	GSC	(100,951)
USD	1,237,095	TWD	41,580,000	02/17	SCB	(57,852)
USD	2,563,695	ZAR	41,477,000	08/16	JPM	(222,086)
USD	1,804,557	ZAR	26,490,000	08/16	SCB	18,296
USD	1,292,880	ZAR	19,800,000	09/16	BNP	(29,595)
ZAR	23,553,000	USD	1,494,550	08/16	SCB	93,665

Total Forward Foreign Currency Contracts						($1,549,380)

(f)	Purchased options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.10	07/15/16	GSC	$5,490,000	$156,623	$22,976
Call - CNH versus USD	CNH 6.39	07/27/16	SCB	1,770,000	29,559	73,966
Call - CNH versus USD	6.40	07/27/16	DUB	1,550,000	25,931	63,894
Call - CNH versus USD	6.63	09/13/16	BNP	2,090,000	26,825	29,644
Call - CNH versus USD	6.63	09/13/16	JPM	2,090,000	27,431	29,824
Call - INR versus USD	INR 68.24	09/15/16	DUB	1,650,000	25,245	21,145
Call - INR versus USD	68.16	09/16/16	SCB	1,560,000	23,150	21,155
Call - CNH versus USD	CNH 6.63	10/18/16	BNP	1,885,000	29,048	33,932
Call - CNH versus USD	6.63	10/18/16	JPM	1,825,000	28,219	32,852
Call - EUR versus USD	$1.10	11/01/16	DUB	5,440,000	268,138	95,978
Call - EUR versus USD	1.18	11/01/16	DUB	5,337,000	288,831	316,778
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	228,623	684,998
Call - CNH versus USD	CNH 6.47	06/15/17	SCB	3,668,000	82,232	202,970

					1,239,855	1,630,112

Put - SEK versus EUR	SEK 9.00	09/07/16	GSC	EUR 10,426,000	111,458	15,134

					$1,351,313	$1,645,246

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (03/21)	21,000.00	03/12/21	GSC	16	$173,150	$127,424

Total Purchased Options					$1,524,463	$1,772,670

(g)	Transactions in written options for the three-month period ended June 30, 2016 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31, 2016	21,578,000	$1,421,192
Call Options Expired	(2,035,000)	(103,657)

Outstanding, June 30, 2016	19,543,000	$1,317,535

(h)	Premiums received and value of written options outstanding as of June 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 6.39	07/27/16	SCB	$1,770,000	$95,302	($73,967)
Call - CNH versus USD	6.40	07/27/16	GSC	1,550,000	76,725	(63,894)
Call - EUR versus USD	$1.10	11/01/16	CIT	5,440,000	187,997	(94,438)
Call - EUR versus USD	1.18	11/01/16	DUB	5,337,000	443,665	(316,778)
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	513,846	(684,998)

Total Written Options					$1,317,535	($1,234,075)

(i)	Swap agreements outstanding as of June 30, 2016 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	0.507%	$198,000	($525)	$10,567	($11,092)
Croatia Government	1.000%	03/20/18	CIT	1.025%	1,200,000	141	83,000	(82,859)
Thailand Government	1.000%	03/20/18	CIT	0.423%	475,000	(4,867)	(2,363)	(2,504)
Croatia Government	1.000%	03/20/18	HSB	1.025%	313,000	37	29,014	(28,977)
China Government	1.000%	03/20/18	JPM	0.462%	1,100,000	(10,523)	(17,333)	6,810
Croatia Government	1.000%	03/20/18	MSC	1.025%	2,262,000	266	194,313	(194,047)
Lebanon Government	5.000%	03/20/18	JPM	3.452%	689,000	(18,890)	(29,026)	10,136
Croatia Government	1.000%	06/20/18	CIT	1.081%	800,000	1,025	76,719	(75,694)
Croatia Government	1.000%	06/20/18	MSC	1.081%	921,000	1,180	92,071	(90,891)
Lebanon Government	5.000%	12/20/18	GSC	3.766%	663,000	(20,239)	(39,103)	18,864
Qatar Government	1.000%	03/20/19	GSC	0.653%	490,000	(4,742)	(8,606)	3,864
Croatia Government	1.000%	03/20/20	BNP	2.030%	1,330,000	48,731	107,835	(59,104)
Croatia Government	1.000%	06/20/20	CIT	2.139%	443,000	19,067	34,132	(15,065)
Croatia Government	1.000%	06/20/20	GSC	2.139%	700,000	30,129	54,113	(23,984)
Qatar Government	1.000%	12/20/20	GSC	0.961%	1,120,000	(2,220)	21,581	(23,801)
Qatar Government	1.000%	06/20/21	BNP	1.035%	710,000	968	3,456	(2,488)
Qatar Government	1.000%	06/20/21	CIT	1.035%	937,457	1,277	5,720	(4,443)
Qatar Government	1.000%	06/20/21	DUB	1.035%	240,000	327	1,151	(824)
Qatar Government	1.000%	06/20/21	GSC	1.035%	1,241,000	1,692	5,274	(3,582)
Qatar Government	1.000%	12/20/22	GSC	1.217%	350,000	4,540	(3,911)	8,451
Mexico Government	1.000%	12/20/22	HSB	1.967%	146,000	8,279	4,881	3,398
Qatar Government	1.000%	12/20/23	GSC	1.304%	300,000	6,246	284	5,962
Qatar Government	1.000%	09/20/24	GSC	1.361%	290,000	7,798	(622)	8,420
South Africa Government	1.000%	12/20/25	BNP	3.171%	4,107,000	683,662	748,574	(64,912)

						753,359	1,371,721	(618,362)

			Exchange
Colombia Government	1.000%	06/20/21	ICE	2.027%	1,399,063	66,166	87,536	(21,370)
Mexico Government	1.000%	06/20/21	ICE	1.565%	1,050,000	27,717	39,606	(11,889)
South Africa Government	1.000%	06/20/21	ICE	2.827%	3,050,000	248,447	301,784	(53,337)

						342,330	428,926	(86,596)

						$1,095,689	$1,800,647	($704,958)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nigeria Government	1.000%	09/20/16	CIT	2.372%	$100,000	($338)	($2,753)	$2,415
Belarus Government	5.000%	12/20/16	DUB	6.352%	300,000	(1,426)	(3,253)	1,827
Croatia Government	1.000%	03/20/17	CIT	0.626%	290,000	874	(4,056)	4,930
Turkey Government	1.000%	12/20/17	GSC	0.897%	360,000	648	(6,409)	7,057
Turkey Government	1.000%	09/20/18	GSC	1.235%	2,615,000	(12,749)	(48,135)	35,386
Turkey Government	1.000%	09/20/18	MSC	1.235%	2,940,000	(14,334)	(54,511)	40,177
Slovenia Government	1.000%	03/20/20	GSC	0.817%	955,000	6,712	(11,642)	18,354
Kazakhstan Government	1.000%	06/20/20	GSC	1.992%	710,000	(26,625)	(36,149)	9,524
Turkey Government	1.000%	09/20/20	BNP	2.068%	900,000	(38,498)	(68,295)	29,797
Indonesia Government	1.000%	12/20/20	CIT	1.691%	1,557,000	(45,360)	(77,075)	31,715
Saudi Arabia Government	1.000%	12/20/20	CIT	1.651%	461,352	(12,751)	(11,132)	(1,619)
Indonesia Government	1.000%	12/20/20	DUB	1.691%	340,000	(9,905)	(18,251)	8,346
Saudi Arabia Government	1.000%	12/20/20	DUB	1.651%	230,000	(6,357)	(5,126)	(1,231)
Abu Dhabi Government	1.000%	12/20/20	GSC	0.854%	2,010,000	13,411	(24,071)	37,482
Indonesia Government	1.000%	12/20/20	GSC	1.691%	323,000	(9,410)	(16,409)	6,999
Saudi Arabia Government	1.000%	12/20/20	HSB	1.651%	320,000	(8,844)	(7,524)	(1,320)
Kazakhstan Government	1.000%	12/20/20	MSC	2.120%	230,000	(10,869)	(16,865)	5,996
Abu Dhabi Government	1.000%	06/20/21	BNP	0.912%	270,000	1,223	659	564
Saudi Arabia Government	1.000%	06/20/21	CIT	1.740%	1,390,000	(48,104)	(35,641)	(12,463)
Abu Dhabi Government	1.000%	06/20/21	GSC	0.912%	260,000	1,178	1,403	(225)
Kazakhstan Government	1.000%	06/20/21	GSC	2.221%	250,000	(14,158)	(16,208)	2,050
Saudi Arabia Government	1.000%	06/20/21	GSC	1.740%	200,000	(6,922)	(5,060)	(1,862)
Saudi Arabia Government	1.000%	06/20/21	JPM	1.740%	300,000	(10,382)	(7,753)	(2,629)
Kazakhstan Government	1.000%	06/20/21	MSC	2.221%	790,000	(44,750)	(62,866)	18,116

						($297,736)	($537,122)	$239,386

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 25 5Y	1.000%	06/20/21	ICE	$220,000	($16,639)	($19,906)	$3,267

					$781,314	$1,243,619	($462,305)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit even occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 15,476,000	($412)	$—	($412)
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	15,475,000	(412)	—	(412)
7-Day CNY-CNRR07	BNP	2.450%	06/24/17	7,623,000	(198)	—	(198)
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	16,023,000	525	—	525
7-Day CNY-CNRR07	JPM	2.490%	06/25/17	16,024,000	525	—	525
7-Day CNY-CNRR07	DUB	2.457%	07/16/17	15,201,000	(301)	—	(301)
7-Day CNY-CNRR07	GSC	2.450%	08/20/17	14,103,000	(535)	—	(535)
7-Day CNY-CNRR07	SCB	2.450%	08/21/17	9,025,000	(339)	—	(339)
7-Day CNY-CNRR07	DUB	2.453%	08/21/17	9,872,000	(330)	—	(330)
7-Day CNY-CNRR07	SCB	2.215%	03/30/18	36,464,000	(22,561)	—	(22,561)
7-Day CNY-CNRR07	GSC	2.490%	05/06/18	15,920,000	1,629	—	1,629
7-Day CNY-CNRR07	DUB	2.510%	05/09/18	27,440,000	4,340	—	4,340
7-Day CNY-CNRR07	SCB	2.510%	05/09/18	28,260,000	4,470	—	4,470
7-Day CNY-CNRR07	GSC	2.560%	05/23/18	14,390,000	4,205	—	4,205
7-Day CNY-CNRR07	BNP	2.575%	05/23/18	7,405,000	2,491	—	2,491
3-Month RUB-MOSPRIME	GSC	10.160%	03/18/20	RUB 309,937,000	228,290	—	228,290
1-Day INR-MIBOR	SCB	6.566%	04/27/21	INR 167,608,000	4,726	—	4,726
3-Month NZD Bank Bills	JPM	4.060%	06/04/23	NZD 810,000	59,405	—	59,405

					285,518	—	285,518

	Exchange
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$420,000	15,291	—	15,291
3-Month USD-LIBOR	LCH	1.800%	06/29/20	790,000	28,224	—	28,224
3-Month USD-LIBOR	LCH	1.744%	07/31/20	1,800,000	60,949	—	60,949
3-Month USD-LIBOR	LCH	1.750%	07/31/20	535,000	18,191	—	18,191
3-Month USD-LIBOR	LCH	1.784%	07/31/20	535,000	18,971	—	18,971
3-Month USD-LIBOR	LCH	1.555%	08/22/20	366,000	9,185	—	9,185
3-Month USD-LIBOR	LCH	1.560%	08/22/20	713,000	18,033	—	18,033
3-Month USD-LIBOR	LCH	1.650%	09/18/20	652,000	19,898	—	19,898
3-Month USD-LIBOR	LCH	1.541%	09/23/20	90,000	2,343	—	2,343
3-Month USD-LIBOR	LCH	1.545%	09/23/20	80,000	2,095	—	2,095
3-Month USD-LIBOR	LCH	1.424%	10/28/20	680,000	14,452	—	14,452
3-Month USD-LIBOR	LCH	1.426%	10/28/20	680,000	14,525	—	14,525
3-Month USD-LIBOR	LCH	1.523%	11/04/20	1,160,000	29,551	—	29,551
3-Month USD-LIBOR	LCH	1.533%	11/05/20	706,000	18,297	—	18,297
3-Month USD-LIBOR	LCH	1.540%	11/05/20	706,000	18,525	—	18,525
3-Month USD-LIBOR	LCH	1.555%	11/09/20	683,000	18,384	—	18,384
3-Month USD-LIBOR	LCH	1.114%	02/23/21	441,000	3,192	—	3,192
3-Month USD-LIBOR	LCH	1.117%	02/23/21	126,000	929	—	929
3-Month USD-LIBOR	LCH	1.150%	03/03/21	428,000	3,791	—	3,791
3-Month USD-LIBOR	LCH	1.272%	03/07/21	1,072,000	15,489	—	15,489
3-Month USD-LIBOR	LCH	1.158%	06/23/21	344,000	2,920	—	2,920
3-Month USD-LIBOR	LCH	1.170%	06/24/21	230,000	2,093	—	2,093
3-Month USD-LIBOR	LCH	1.179%	06/24/21	315,000	3,006	—	3,006
3-Month USD-LIBOR	LCH	1.189%	06/27/21	315,000	3,153	—	3,153
3-Month USD-LIBOR	LCH	1.207%	06/27/21	316,000	3,435	—	3,435
3-Month USD-LIBOR	LCH	1.209%	06/27/21	315,000	3,463	—	3,463
3-Month USD-LIBOR	LCH	0.966%	06/28/21	350,000	(324)	—	(324)
3-Month USD-LIBOR	LCH	0.959%	06/29/21	316,000	(406)	—	(406)
3-Month USD-LIBOR	LCH	0.965%	06/29/21	190,000	(188)	—	(188)
3-Month USD-LIBOR	LCH	0.968%	06/29/21	315,000	(257)	—	(257)
3-Month USD-LIBOR	LCH	2.100%	07/27/22	737,000	44,913	—	44,913
3-Month USD-LIBOR	LCH	2.058%	07/30/22	748,000	43,327	—	43,327
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	NZD 2,142,000	161,864	—	161,864
28-Day MXN-TIIE	CME	6.235%	10/02/25	MXN 28,959,000	27,191	—	27,191
3-Month USD-LIBOR	LCH	1.606%	05/10/26	$1,913,000	42,661	—	42,661
3-Month USD-LIBOR	LCH	1.686%	06/03/26	480,000	14,196	—	14,196
3-Month USD-LIBOR	LCH	1.000%	06/15/26	27	72,493	72,493	—

					753,855	72,493	681,362

					$1,039,373	$72,493	$966,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	3.010%	06/28/20	SAR 2,960,000	$384	$—	$384
3-Month SAR-SAIBOR	GSC	2.170%	06/29/20	1,570,000	13,520	—	13,520
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	3,990,000	18,299	—	18,299
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	5,188,000	11,848	—	11,848
3-Month SAR-SAIBOR	GSC	2.328%	08/17/20	5,598,000	14,783	—	14,783
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	4,051,000	(13,357)	—	(13,357)
3-Month SAR-SAIBOR	GSC	2.228%	09/28/20	3,152,000	13,842	—	13,842
3-Month SAR-SAIBOR	GSC	2.350%	10/29/20	2,700,000	12,218	—	12,218
3-Month SAR-SAIBOR	GSC	2.540%	11/04/20	4,550,000	10,084	—	10,084
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	5,460,000	10,794	—	10,794
3-Month SAR-SAIBOR	GSC	2.580%	11/05/20	2,730,000	4,706	—	4,706
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	2,118,000	7,743	—	7,743
3-Month SAR-SAIBOR	DUB	2.620%	03/03/21	1,675,000	6,780	—	6,780
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	4,235,000	9,983	—	9,983
3-Month AED-EIBOR	GSC	2.500%	06/13/21	AED 360,000	(540)	—	(540)
3-Month AED-EIBOR	GSC	2.505%	06/15/21	360,000	(550)	—	(550)
3-Month AED-EIBOR	GSC	2.590%	06/16/21	359,000	(934)	—	(934)
3-Month AED-EIBOR	GSC	2.520%	06/21/21	359,000	(578)	—	(578)
3-Month AED-EIBOR	GSC	2.755%	06/23/21	1,350,000	(6,890)	—	(6,890)
3-Month AED-EIBOR	DUB	2.740%	06/27/21	1,123,000	(5,453)	—	(5,453)
3-Month AED-EIBOR	DUB	2.760%	06/27/21	1,123,000	(5,744)	—	(5,744)
3-Month AED-EIBOR	GSC	2.785%	06/27/21	899,000	(4,890)	—	(4,890)
3-Month AED-EIBOR	DUB	2.795%	06/27/21	1,123,000	(6,255)	—	(6,255)
3-Month AED-EIBOR	GSC	2.795%	06/27/21	899,000	(5,007)	—	(5,007)
3-Month AED-EIBOR	DUB	2.395%	06/28/21	1,100,000	1,336	—	1,336
3-Month AED-EIBOR	DUB	2.370%	06/29/21	1,248,000	(30)	—	(30)
3-Month AED-EIBOR	DUB	2.390%	06/29/21	1,135,000	1,474	—	1,474
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	SAR 2,892,000	12,488	—	12,488
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	2,868,000	13,867	—	13,867
3-Month SAR-SAIBOR	GSC	3.380%	05/10/26	8,945,000	58,928	—	58,928
3-Month SAR-SAIBOR	GSC	3.710%	06/06/26	1,540,000	(625)	—	(625)

					172,224	—	172,224

	Exchange
6-Month EUR-LIBOR	LCH	0.500%	09/21/21	EUR 4,815,000	(158,634)	(142,017)	(16,617)
6-Month EUR-LIBOR	LCH	1.000%	09/21/26	957,000	(65,624)	(54,918)	(10,706)
3-Month USD-LIBOR	LCH	2.750%	09/21/46	$214,000	(155,687)	(150,671)	(5,016)

					(379,945)	(347,606)	(32,339)

					($207,721)	($347,606)	$139,885

					$831,652	($275,113)	$1,106,765

Total Swap Agreements					$1,612,966	$968,506	$644,460

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of June 30, 2016:

		Total Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$460,499	$—	$460,499	$—
	Corporate Bonds & Notes	2,145,754	—	2,145,754	—
	Senior Loan Notes	1,237,092	—	—	1,237,092
	Mortgage-Backed Securities	424,414	—	424,414	—
	Foreign Government Bonds & Notes	46,680,874	—	46,680,874	—
	Short-Term Investments	11,321,591	7,221,742	4,099,849	—
	Derivatives:
	Credit Contracts
	Swaps	1,181,741	—	1,181,741	—
	Equity Contracts
	Futures	1,547	1,547	—	—
	Purchased Options	127,424	—	127,424	—

	Total Equity Contracts	128,971	1,547	127,424	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,443,408	—	2,443,408	—
	Purchased Options	1,645,246	—	1,645,246	—

	Total Foreign Currency Contracts	4,088,654	—	4,088,654	—

	Interest Rate Contracts
	Swaps	1,288,713	—	1,288,713	—

	Total Assets - Derivatives	6,688,079	1,547	6,686,532	—

	Total Assets	68,958,303	7,223,289	60,497,922	1,237,092

Liabilities	Securities Sold Short:
	Foreign Government Bonds & Notes	(1,063,917)	—	(1,063,917)	—
	Derivatives:
	Credit Contracts
	Swaps	(400,427)	—	(400,427)	—
	Equity Contracts
	Futures	(16,348)	(16,348)	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,992,788)	—	(3,992,788)	—
	Written Options	(1,234,075)	—	(1,234,075)	—

	Total Foreign Currency Contracts	(5,226,863)	—	(5,226,863)	—

	Interest Rate Contracts
	Futures	(157,938)	(157,938)	—	—
	Swaps	(457,061)	—	(457,061)	—

	Total Interest Rate Contracts	(614,999)	(157,938)	(457,061)	—

	Total Liabilities - Derivatives	(6,258,637)	(174,286)	(6,084,351)	—

	Total Liabilities	(7,322,554)	(174,286)	(7,148,268)	—

	Total	$61,635,749	$7,049,003	$53,349,654	$1,237,092

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2016:

	Senior Loan Notes	Foreign Government Bonds & Notes	Total
Value, Beginning of Period	$—	$2,124,945	$2,124,945
Purchases	558,600	—	558,600
Sales (Includes Paydowns)	—	—	—
Accrued Discounts (Premiums)	207	(1,415,312)	(1,415,105)
Net Realized Gains (Losses)	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	11,841	22,675	34,516
Transfers In	666,444	—	666,444
Transfers Out	—	(732,308)	(732,308)

Value, End of Period	$1,237,092	$—	$1,237,092

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$11,841	$—	$11,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Additional information about Level 3 fair value measurements as of June 30, 2016 was as follows:

	Value at 06/30/16	Valuation Technique	Unobservable Input	Range	Weighted Average
Senior Loan Notes	$1,237,092	Demand Yield Model	Spread on comparable bonds	599.3 - 848.7	721.3

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

Transfers between different levels of the fair value hierarchy during the three-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Input
	From	To	From	To
$666,444	2	3	Methodology Approved by the Trustee Valuation Committee (observable inputs)	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)
732,308	3	2	Unobservable Single Broker Quote	Vendor Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 157 and 158

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2016 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2016. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of June 30, 2016.
±	The security is a perpetual bond and has no definite maturity date.
¥	All or a portion of this senior loan position has not settled. Contract rates do not take effect until settlement date. Rates shown are for the settled portion.
#	Securities purchased on a when-issued basis.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2016.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedules of Investments).
l	Total shares owned by the Fund as of June 30, 2016 were less than one share.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Group NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
ABX HE	Asset-Backed Securities Index - Home Equity
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iTraxx Asia	International Index -Asia
iTraxx Europe	International Index - Europe

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2016 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipts
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

(1)	For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

(2)	The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedules of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

(3)	The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2016, the Trust was comprised of forty-two separate funds, as presented in the Schedules of Investments (each individually a “Fund”, and collectively the “Funds”):

Fund
Pacific FundsSM Portfolio Optimization Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate (1)
Pacific FundsSM Portfolio Optimization Growth (1)
Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)
Pacific FundsSM Diversified Alternatives
Pacific FundsSM Short Duration Income (2)
Pacific FundsSM Core Income (2)
Pacific FundsSM Strategic Income (2)
Pacific FundsSM Floating Rate Income (2)
Pacific FundsSM Limited Duration High Income (2)
Pacific FundsSM High Income (2)
Pacific FundsSM Large-Cap (3)
Pacific FundsSM Large-Cap Value (3)
Pacific FundsSM Small/Mid-Cap (3)
Pacific FundsSM Small-Cap (3)
Pacific FundsSM Small-Cap Value (3)
Pacific FundsSM Small-Cap Growth (3)
PF Floating Rate Loan Fund (4)
PF Inflation Managed Fund (4)
PF Managed Bond Fund (4)

Fund
PF Short Duration Bond Fund (4)
PF Emerging Markets Debt Fund (4)
PF Comstock Fund (4)
PF Growth Fund (4)
PF Large-Cap Growth Fund (4)
PF Large-Cap Value Fund (4)
PF Main Street® Core Fund (4)
PF Mid-Cap Equity Fund (4)
PF Mid-Cap Growth Fund (4)
PF Mid-Cap Value Fund (4)
PF Small-Cap Growth Fund (4)
PF Small-Cap Value Fund (4)
PF Emerging Markets Fund (4)
PF International Large-Cap Fund (4)
PF International Small-Cap Fund (4)
PF International Value Fund (4)
PF Real Estate Fund (4)
PF Absolute Return Fund (4)
PF Currency Strategies Fund (4)
PF Equity Long/Short Fund (4)
PF Global Absolute Return Fund (4)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.
(4)	These Funds are collectively known as the “PF Underlying Funds”.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund presented in these financial statements is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth which are valued at their respective NAVs.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of the applicable PF Underlying Funds and Pacific Funds Floating Rate Income, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investments value to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 2C) are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2016, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps - Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps - The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps - Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to their allocation of assets among those underlying funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

provide diversification across major asset classes, they may invest a significant portion of their assets in any single PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. (See Note 5).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

Each Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2016, no participation interest in Senior Loans was held by any of the Funds.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales - Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Price Volatility Risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income and/or Pacific Funds High Income in direct proportion to the allocation of assets among those funds.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Bond Contracts - Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty. None of the Funds held forward bond contracts as of June 30, 2016.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2016 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps - Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset. None of the Funds held volatility swaps as of June 30, 2016.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS IN AFFILIATED FUNDS

As of June 30, 2016, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended June 30, 2016 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2016
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$3,767,619	$13,862	$26,287	$857,077	($20,454)	$87,320	$3,017,557	282,278
Pacific Funds High Income	21,412,757	81,072	282,641	1,811,987	(157,810)	797,854	20,604,527	2,137,399
PF Floating Rate Loan	20,848,103	72,945	—	7,934,930	(284,609)	918,477	13,619,986	1,447,395
PF Inflation Managed	9,529,694	40,870	—	4,004,093	(146,528)	243,679	5,663,622	641,407
PF Managed Bond	99,713,795	67,475,566	—	4,094,857	(49,360)	3,656,973	166,702,117	15,321,886
PF Short Duration Bond	31,554,039	185,604	—	12,703,521	(128,121)	411,852	19,319,853	1,943,647
PF Emerging Markets Debt	16,126,216	2,165,044	—	797,492	(54,267)	1,054,884	18,494,385	1,904,674
Pacific Funds Small-Cap Growth	—	944,586	—	10,610	(513)	(40,779)	892,684	92,795
PF Comstock	15,036,227	51,497	—	8,430,575	381,723	99,101	7,137,973	512,785
PF Growth	8,780,644	41,191	—	6,111,047	479,116	(237,350)	2,952,554	154,422
PF Large-Cap Growth	10,572,133	61,573	—	8,014,138	(232,874)	534,581	2,921,275	313,441
PF Large-Cap Value	25,894,548	93,189	—	9,680,495	81,606	539,495	16,928,343	1,127,053
PF Main Street Core	9,479,754	242,525	—	332,095	(65,575)	409,799	9,734,408	771,959
PF Mid-Cap Equity	3,817,489	12,851	—	2,166,869	785,496	(584,297)	1,864,670	167,686
PF Mid-Cap Growth	1,610,994	5,018	—	943,833	(52,650)	116,293	735,822	100,936
PF Mid-Cap Value	18,535,412	71,029	—	11,678,537	289,006	581,538	7,798,448	775,194
PF Small-Cap Value	3,960,141	777,733	—	197,146	(1,597)	(21,087)	4,518,044	444,689
PF Emerging Markets	—	7,556,690	—	84,884	(2,953)	(78,689)	7,390,164	608,244
PF International Large-Cap	15,985,343	63,456	—	6,717,139	(472,162)	566,975	9,426,473	570,610
PF International Small-Cap	—	3,967,262	—	44,564	(2,624)	(268,581)	3,651,493	363,333
PF International Value	8,116,531	34,310	—	1,802,339	(141,240)	10,039	6,217,301	766,622
PF Real Estate	—	1,889,173	—	21,221	181	106,884	1,975,017	118,762
PF Absolute Return	14,210,756	92,295	—	988,867	(86,940)	216,861	13,444,105	1,462,906
PF Currency Strategies	9,396,143	1,811,246	—	371,367	1,381	631,699	11,469,102	1,105,989
PF Equity Long/Short	10,454,915	1,388,528	—	497,106	1,140	(255,934)	11,091,543	1,101,444
PF Global Absolute Return	18,395,056	103,623	—	11,321,497	(973,889)	1,327,821	7,531,114	817,711
	$377,198,309	$89,242,738	$308,928	$101,618,286	($854,517)	$10,825,408	$375,102,580

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2016
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$4,343,072	$8,017	$27,775	$2,029,740	($48,080)	$119,193	$2,420,237	226,402
Pacific Funds High Income	24,789,690	72,732	314,642	5,365,547	(416,193)	1,185,349	20,580,673	2,134,925
PF Floating Rate Loan	24,832,892	54,935	—	7,827,383	(488,789)	1,242,059	17,813,714	1,893,062
PF Inflation Managed	11,924,833	16,513	—	7,994,467	(251,860)	367,262	4,062,281	460,055
PF Managed Bond	113,773,420	65,236,756	—	4,791,614	(113,187)	4,046,427	178,151,802	16,374,246
PF Short Duration Bond	24,177,862	286,787	—	11,134,638	(59,999)	292,739	13,562,751	1,364,462
PF Emerging Markets Debt	20,996,361	52,230	—	3,762,354	(177,244)	1,425,208	18,534,201	1,908,774
Pacific Funds Small-Cap Growth	—	1,612,418	—	15,925	(661)	(69,521)	1,526,311	158,660
PF Comstock	22,413,185	66,720	—	6,371,144	683,699	(114,532)	16,677,928	1,198,127
PF Growth	14,523,411	24,575	—	8,085,717	1,237,660	(872,125)	6,827,804	357,103
PF Large-Cap Growth	16,728,134	37,554	—	10,426,723	909,598	(491,892)	6,756,671	724,965
PF Large-Cap Value	38,700,795	672,712	—	1,284,554	(24,650)	638,867	38,703,170	2,576,776
PF Main Street Core	16,390,394	9,883,811	—	752,556	(9,241)	586,982	26,099,390	2,069,737
PF Mid-Cap Equity	14,836,861	24,419	—	10,332,139	971,612	(153,089)	5,347,664	480,905
PF Mid-Cap Growth	3,719,570	8,019	—	2,569,474	(73,023)	232,977	1,318,069	180,805
PF Mid-Cap Value	28,396,904	52,179	—	16,016,565	396,375	901,562	13,730,455	1,364,856
PF Small-Cap Growth	2,109,319	5,725	—	1,138,040	(122,410)	187,532	1,042,126	104,631
PF Small-Cap Value	10,994,635	1,370,888	—	479,016	(3,890)	(27,439)	11,855,178	1,166,848
PF Emerging Markets	6,460,946	17,272,670	—	351,202	(63,967)	(90,969)	23,227,478	1,911,727
PF International Large-Cap	26,317,189	2,312,149	—	778,061	(100,014)	(246,807)	27,504,456	1,664,919
PF International Small-Cap	11,509,958	31,377	—	4,017,645	280,335	(262,760)	7,541,265	750,375
PF International Value	12,943,264	6,357,695	—	440,491	(76,636)	(669,341)	18,114,491	2,233,599
PF Real Estate	2,924,858	3,958,588	—	159,589	(2,571)	337,797	7,059,083	424,479
PF Absolute Return	16,866,039	40,549	—	7,528,062	(763,119)	831,767	9,447,174	1,027,984
PF Currency Strategies	16,570,366	4,834,631	—	772,985	4,279	1,151,545	21,787,836	2,101,045
PF Equity Long/Short	21,480,809	969,210	—	866,426	(8,895)	(495,187)	21,079,511	2,093,298
PF Global Absolute Return	26,459,681	53,565	—	16,197,014	(1,419,919)	1,906,738	10,803,051	1,172,970
	$535,184,448	$115,317,424	$342,417	$131,489,071	$259,210	$11,960,342	$531,574,770

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$7,850,375	$8,963	$48,522	$4,226,860	($100,737)	$225,506	$3,805,769	356,012
Pacific Funds High Income	51,975,300	102,305	622,748	18,701,361	(1,678,691)	3,334,209	35,654,510	3,698,601
PF Floating Rate Loan	34,119,079	3,521,975	—	960,349	(68,140)	1,058,053	37,670,618	4,003,254
PF Inflation Managed	25,010,322	28,685	—	17,598,703	(230,105)	468,683	7,678,882	869,636
PF Managed Bond	170,051,568	126,509,206	—	8,586,823	(212,736)	6,449,143	294,210,358	27,041,393
PF Short Duration Bond	20,198,425	687,165	—	642,389	(3,788)	207,468	20,446,881	2,057,030
PF Emerging Markets Debt	47,860,896	53,783	—	21,885,601	(947,171)	3,646,043	28,727,950	2,958,594
Pacific Funds Small-Cap Growth	—	5,323,082	—	36,730	(1,597)	(231,142)	5,053,613	525,324
PF Comstock	89,047,263	221,940	—	28,803,510	2,256,318	81,473	62,803,484	4,511,745
PF Growth	48,590,995	57,370	—	8,674,599	358,115	538,130	40,870,011	2,137,553
PF Large-Cap Growth	59,837,565	149,630	—	21,328,008	(892,492)	1,946,930	39,713,625	4,261,119
PF Large-Cap Value	120,076,728	28,466,344	—	3,899,344	(69,831)	1,344,845	145,918,742	9,714,963
PF Main Street Core	82,677,535	37,616,208	—	3,110,737	(317,736)	3,254,473	120,119,743	9,525,753
PF Mid-Cap Equity	53,187,962	62,747	—	25,921,327	2,800,992	(32,594)	30,097,780	2,706,635
PF Mid-Cap Growth	25,003,396	62,644	—	19,446,924	(1,020,357)	2,151,397	6,750,156	925,947
PF Mid-Cap Value	99,088,879	116,533	—	43,784,759	1,059,101	3,211,720	59,691,474	5,933,546
PF Small-Cap Growth	11,761,759	35,796	—	8,520,381	(397,920)	824,204	3,703,458	371,833
PF Small-Cap Value	74,965,428	85,158	—	21,691,392	571,949	298,860	54,230,003	5,337,599
PF Emerging Markets	40,077,962	57,103,376	—	1,509,168	(210,232)	(218,922)	95,243,016	7,838,931
PF International Large-Cap	111,851,238	2,690,014	—	3,228,691	(403,946)	(798,858)	110,109,757	6,665,240
PF International Small-Cap	48,445,168	82,008	—	20,285,102	1,415,744	(1,114,343)	28,543,475	2,840,147
PF International Value	52,627,712	24,104,272	—	1,709,848	(289,123)	(2,651,188)	72,081,825	8,888,018
PF Real Estate	25,237,728	26,893	—	2,028,066	(41,421)	940,815	24,135,949	1,451,350
PF Absolute Return	29,182,868	71,594	—	10,285,931	(1,051,401)	1,207,328	19,124,458	2,081,007
PF Currency Strategies	47,871,586	12,841,131	—	2,260,891	10,719	3,295,193	61,757,738	5,955,423
PF Equity Long/Short	79,726,758	80,676	—	18,408,509	205,151	(1,854,343)	59,749,733	5,933,439
PF Global Absolute Return	60,794,198	71,713	—	31,666,807	(2,765,179)	3,929,258	30,363,183	3,296,762
	$1,517,118,693	$300,181,211	$671,270	$349,202,810	($2,024,514)	$31,512,341	$1,498,256,191

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2016
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Growth
Pacific Funds High Income	$15,813,461	$5,444,720	$241,294	$437,298	($28,286)	$466,154	$21,500,045	2,230,295
PF Inflation Managed	5,574,037	2,445	—	5,599,846	28,988	20,569	26,193	2,966
PF Managed Bond	37,959,868	50,207,943	—	1,847,093	(6,796)	1,649,339	87,963,261	8,084,859
PF Short Duration Bond	—	4,869,752	—	41,890	68	14,616	4,842,546	487,178
PF Emerging Markets Debt	22,611,246	9,777	—	9,019,819	(391,886)	1,685,596	14,894,914	1,533,977
Pacific Funds Small-Cap Growth	—	3,787,585	—	32,581	(1,720)	(164,160)	3,589,124	373,090
PF Comstock	67,529,382	64,587	—	7,091,655	(280,304)	1,695,196	61,917,206	4,448,075
PF Growth	38,148,424	1,275,538	—	937,063	(66,891)	645,974	39,065,982	2,043,200
PF Large-Cap Growth	47,549,900	45,798	—	9,561,040	(1,037,743)	1,675,117	38,672,032	4,149,360
PF Large-Cap Value	87,769,657	60,324,460	—	3,011,589	(69,455)	65,939	145,079,012	9,659,055
PF Main Street Core	78,861,065	17,599,265	—	2,615,972	(458,269)	3,293,081	96,679,170	7,666,865
PF Mid-Cap Equity	75,605,089	34,220	—	47,516,258	1,647,836	2,453,414	32,224,301	2,897,869
PF Mid-Cap Growth	20,524,806	19,571	—	15,065,453	1,205,092	(296,360)	6,387,656	876,222
PF Mid-Cap Value	77,973,623	35,199	—	27,190,029	649,173	2,569,034	54,037,000	5,371,471
PF Small-Cap Growth	20,029,067	22,508	—	18,209,741	(1,587,722)	2,429,959	2,684,071	269,485
PF Small-Cap Value	82,867,697	36,176	—	41,649,430	2,053,550	(349,928)	42,958,065	4,228,156
PF Emerging Markets	52,627,580	18,807,792	—	1,446,800	(193,848)	228,932	70,023,656	5,763,264
PF International Large-Cap	98,790,612	14,122,370	—	2,618,066	(338,249)	(1,207,361)	108,749,306	6,582,888
PF International Small-Cap	42,555,104	19,555	—	20,143,036	1,405,479	(973,892)	22,863,210	2,274,946
PF International Value	49,085,542	26,359,967	—	1,488,690	(261,527)	(2,729,879)	70,965,413	8,750,359
PF Real Estate	29,991,927	1,848,816	—	1,076,377	(19,220)	1,268,273	32,013,419	1,925,040
PF Absolute Return	7,782,404	6,889	—	2,396,685	(244,743)	290,708	5,438,573	591,792
PF Currency Strategies	45,486,128	19,555	—	4,412,652	42,712	2,731,658	43,867,401	4,230,222
PF Equity Long/Short	44,170,368	846,962	—	1,514,374	(223)	(1,027,998)	42,474,735	4,217,948
PF Global Absolute Return	21,678,421	9,777	—	11,307,019	(898,877)	1,313,915	10,796,217	1,172,228
	$1,070,985,408	$205,821,227	$241,294	$236,230,456	$1,147,139	$17,747,896	$1,059,712,508

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Small-Cap Growth	$—	$1,915,621	$—	$10,534	($372)	($83,285)	$1,821,430	189,338
PF Comstock	20,798,138	1,238,766	—	551,763	(32,952)	400,901	21,853,090	1,569,906
PF Growth	12,683,090	7,261,340	—	366,009	(24,215)	98,655	19,652,861	1,027,869
PF Large-Cap Growth	16,278,571	3,575,782	—	450,720	(89,417)	135,637	19,449,853	2,086,894
PF Large-Cap Value	27,564,254	21,345,689	—	1,139,605	(39,426)	295,464	48,026,376	3,197,495
PF Main Street Core	24,230,337	7,433,564	—	793,603	(112,537)	982,236	31,739,997	2,517,050
PF Mid-Cap Equity	22,100,468	64,811	—	11,486,206	570,686	592,911	11,842,670	1,064,988
PF Mid-Cap Growth	7,917,203	30,895	—	5,950,875	914,524	(560,855)	2,350,892	322,482
PF Mid-Cap Value	26,907,733	80,320	—	10,589,962	8,818	879,623	17,286,532	1,718,343
PF Small-Cap Growth	8,306,349	53,715	—	7,455,061	918,116	(573,286)	1,249,833	125,485
PF Small-Cap Value	26,505,738	75,127	—	13,248,060	867,506	(333,656)	13,866,655	1,364,828
PF Emerging Markets	18,486,891	9,082,827	—	1,589,343	(273,944)	203,705	25,910,136	2,132,522
PF International Large-Cap	36,847,532	224,589	—	1,818,941	(207,434)	(128,594)	34,917,152	2,113,629
PF International Small-Cap	15,750,340	45,947	—	9,313,237	657,195	(370,402)	6,769,843	673,616
PF International Value	18,068,779	7,082,857	—	521,164	(97,451)	(839,098)	23,693,923	2,921,569
PF Real Estate	12,238,429	32,589	—	5,344,099	1,321,734	(1,138,316)	7,110,337	427,561
PF Currency Strategies	6,633,661	3,689,928	—	292,779	2,095	506,884	10,539,789	1,016,373
PF Equity Long/Short	11,053,168	29,109	—	647,110	1,474	(254,225)	10,182,416	1,011,163
PF Global Absolute Return	3,158,220	43,431	—	83,243	(5,345)	64,269	3,177,332	344,987
	$315,528,901	$63,306,907	$—	$71,652,314	$4,379,055	($121,432)	$311,441,117

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$568,387	$21,761	$5,645	$111,590	($6,923)	$12,087	$489,367	49,682
PF Inflation Managed	167,000	31,945	—	15,803	(36)	1,938	185,044	20,956
PF Emerging Markets Debt	574,018	21,761	—	127,808	(504)	34,862	502,329	51,733
PF Emerging Markets	435,389	25,103	—	33,883	(1,152)	2,882	428,339	35,254
PF International Small-Cap	327,739	15,994	—	50,586	(3,785)	(1,441)	287,921	28,649
PF Real Estate	310,182	8,160	—	126,669	4,104	1,501	197,278	11,863
PF Absolute Return	650,130	84,191	—	57,944	(5,172)	12,031	683,236	74,346
PF Currency Strategies	1,261,847	85,549	—	110,620	(506)	80,130	1,316,400	126,943
PF Equity Long/Short	629,603	111,105	—	57,943	(468)	(15,111)	667,186	66,255
PF Global Absolute Return	1,354,906	153,688	—	121,155	(10,935)	36,109	1,412,613	153,378
	$6,279,201	$559,257	$5,645	$814,001	($25,377)	$164,988	$6,169,713

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth.
(3)	Net realized gain (loss) includes distributions from capital gains, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULE OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Limited Duration High Income	63.65%
Pacific Funds Diversified Alternatives	34.18%
Pacific Funds Large-Cap Value	78.68%
Pacific Funds Small/Mid-Cap	18.82%
Pacific Funds Small-Cap Value	72.37%
Pacific Funds Small-Cap Growth	29.74%

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2016, the Pacific Funds Floating Rate Income and PF Floating Rate Loan Fund had unfunded loan commitments of $1,393,212 and $122,178, respectively (see details in the Notes to Schedules of Investments).

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2016, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Pacific Funds Portfolio Optimization Conservative	$360,497,591	$18,075,918	($3,470,929)	$14,604,989
Pacific Funds Portfolio Optimization Moderate-Conservative	501,616,673	34,267,929	(4,309,832)	29,958,097
Pacific Funds Portfolio Optimization Moderate	1,376,142,899	130,318,043	(8,204,751)	122,113,292
Pacific Funds Portfolio Optimization Growth	961,180,033	102,652,026	(4,119,551)	98,532,475
Pacific Funds Portfolio Optimization Aggressive-Growth	280,631,012	31,786,513	(976,384)	30,810,129
Pacific Funds Diversified Alternatives	6,259,010	40,569	(129,866)	(89,297)
Pacific Funds Short Duration Income	266,576,929	3,249,433	(302,766)	2,946,667
Pacific Funds Core Income	598,498,051	19,673,633	(2,285,152)	17,388,481
Pacific Funds Strategic Income	219,940,279	4,565,813	(5,451,765)	(885,952)
Pacific Funds Floating Rate Income	699,273,317	2,895,516	(6,558,780)	(3,663,264)
Pacific Funds Limited Duration High Income	35,810,858	219,262	(1,122,721)	(903,459)
Pacific Funds High Income	113,742,186	1,769,181	(6,076,954)	(4,307,773)
PF Floating Rate Loan	73,132,386	310,350	(3,608,225)	(3,297,875)
PF Inflation Managed	27,933,963	207,720	(583,484)	(375,764)
PF Managed Bond	841,315,411	20,226,787	(8,543,229)	11,683,558
PF Short Duration Bond	57,869,407	555,441	(90,494)	464,947
PF Emerging Markets Debt	76,199,465	3,254,119	(1,621,421)	1,632,698
Pacific Funds Large-Cap	5,817,079	281,198	(163,620)	117,578
Pacific Funds Large-Cap Value	44,684,775	844,786	(28,214)	816,572
Pacific Funds Small/Mid-Cap	39,920,017	1,324,779	(504,607)	820,172
Pacific Funds Small-Cap	2,416,406	139,919	(71,882)	68,037
Pacific Funds Small-Cap Value	53,798,458	1,041,429	(47,666)	993,763
Pacific Funds Small-Cap Growth	41,900,563	489,028	(628,425)	(139,397)
PF Comstock	131,248,893	44,671,573	(5,898,979)	38,772,594
PF Growth	78,575,813	31,632,010	(678,855)	30,953,155
PF Large-Cap Growth	88,199,285	22,469,444	(1,310,324)	21,159,120
PF Large-Cap Value	293,085,121	110,470,969	(7,734,962)	102,736,007
PF Main Street Core	232,604,009	51,656,387	(2,142,900)	49,513,487
PF Mid-Cap Equity	73,408,841	10,728,042	(808,191)	9,919,851
PF Mid-Cap Growth	15,154,468	3,289,993	(852,962)	2,437,031
PF Mid-Cap Value	146,593,487	13,729,611	(7,545,083)	6,184,528
PF Small-Cap Growth	7,355,950	1,304,797	(67,338)	1,237,459
PF Small-Cap Value	117,749,063	16,456,440	(6,051,257)	10,405,183
PF Emerging Markets	204,538,230	25,461,982	(8,868,535)	16,593,447
PF International Large-Cap	259,767,294	46,902,481	(16,894,954)	30,007,527
PF International Small-Cap	67,609,642	7,277,232	(6,128,413)	1,148,819
PF International Value	201,460,218	8,818,246	(16,078,177)	(7,259,931)
PF Real Estate	48,540,603	23,838,607	(421,504)	23,417,103
PF Absolute Return	47,485,406	502,202	(398,992)	103,210
PF Currency Strategies	149,457,126	555,948	(2,001,849)	(1,445,901)
PF Equity Long/Short	113,915,148	41,174	—	41,174
PF Global Absolute Return	63,043,913	2,666,262	(1,667,281)	998,981

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sales loss deferrals.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	August 26, 2016

By:	/s/ Eddie D. Tung
Eddie D. Tung
Treasurer (Principal Financial and Accounting Officer)

Date:	August 26, 2016